UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Reports to Shareholders are attached herewith.

WisdomTree Trust

Semi-Annual Report

February 28, 2021

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Mortgage Plus Bond Fund (MTGP)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Alternative Funds:

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Enhanced Commodity Strategy Fund (GCC)

WisdomTree Managed Futures Strategy Fund (WTMF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	95.0%
Exchange-Traded Funds	4.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.02%, 4/22/21	31.7%
U.S. Treasury Bill, 0.03%, 4/8/21	31.7%
U.S. Treasury Bill, 0.05%, 3/25/21	31.6%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.2%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 40 of this report.

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”). The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to potentially benefit as the U.S. dollar appreciates in value relative to a basket of global currencies. Although the Fund invests in short-term, investment grade instruments, the Fund is not a ‘‘money market’’ fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$975.40	0.50%[1]	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%[1]	$2.51
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.46%	-6.73%	1.56%	-0.53%	1.90%
Fund Market Price Returns	-2.61%	-7.17%	1.63%	-0.51%	1.91%
Bloomberg Dollar Total Return Index	-2.27%	-6.32%	1.27%	-0.64%	2.02%
Bloomberg Dollar Spot Index	-2.22%	-6.13%	0.00%[2]	-1.58%	1.49%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 18, 2013.

[2]	Represents less than 0.005%.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	65.6%
Repurchase Agreement	29.5%
Exchange-Traded Funds	3.8%
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.05%, 3/25/21	32.8%
U.S. Treasury Bill, 0.03%, 4/8/21	32.8%
Citigroup, Inc., tri-party repurchase agreement, 0.02%, 3/1/21††	29.5%
WisdomTree Floating Rate Treasury Fund (USFR)^	3.8%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 40 of this report.

The WisdomTree Chinese Yuan Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Chinese currency and money market rates. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,070.70	0.45%[1]	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%[1]	$2.26
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	7.07%	9.81%	1.72%	2.94%	1.90%
Fund Market Price Returns	6.89%	10.69%	1.83%	3.02%	1.93%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China	7.46%	10.95%	2.78%	4.07%	2.89%
Chinese yuan	5.93%	8.13%	-0.76%	0.21%	0.15%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	77.5%
Repurchase Agreement	18.1%
Exchange-Traded Funds	4.4%
Other Assets less Liabilities‡	0.0%	^
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

^	Represents less than 0.05%.

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.03%, 4/8/21	39.5%
U.S. Treasury Bill, 0.05%, 3/25/21	38.0%
Citigroup, Inc., tri-party repurchase agreement, 0.02%, 3/1/21††	18.1%
WisdomTree Floating Rate Treasury Fund (USFR)^^	4.4%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

^^	For a full list of holdings information for the underlying WisdomTree fund, please see page 40 of this report.

The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,042.00	0.55%[1]	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%[1]	$2.76
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	4.20%	3.14%	-1.46%	2.58%	-1.14%
Fund Market Price Returns	3.91%	2.68%	-1.52%	2.52%	-1.17%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	3.68%	4.17%	0.14%	3.50%	0.00%[1]
Equal-Weighted Emerging Currency Composite	4.34%	3.96%	-0.34%	3.56%	-0.26%
*	Returns of less than one year are cumulative.

[1]	Represents less than 0.005%.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown†

Country	% of Net Assets
Brazil	9.7%
Peru	7.0%
Russia	6.3%
Colombia	6.0%
Mexico	5.8%
Chile	4.8%
India	4.8%
Turkey	4.5%
China	4.1%
South Korea	3.9%
Kuwait	3.8%
Israel	3.2%
United Arab Emirates	3.0%
Indonesia	2.7%
Kazakhstan	2.4%
Thailand	2.4%
Saudi Arabia	2.1%
Poland	2.0%
Panama	1.9%
South Africa	1.8%
Argentina	1.7%
Morocco	1.6%
Ireland	1.5%
Hong Kong	1.5%
Netherlands	1.3%
Singapore	1.2%
Others††	5.2%
Other Assets less Liabilities‡	3.8%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

††	Includes countries that are less than 1% of net assets.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
NBK Tier 1 Financing 2 Ltd., 4.50%, 8/27/25	3.0%
Canpack S.A., 3.13%, 11/1/25	2.0%
Ecopetrol S.A., 6.88%, 4/29/30	2.0%
VTR Comunicaciones SpA, 5.13%, 1/15/28	1.9%
Southern Copper Corp., 5.25%, 11/8/42	1.8%
Saudi Arabian Oil Co., 2.25%, 11/24/30	1.7%
Bank of China Ltd., 5.00%, 11/13/24	1.7%
Petrobras Global Finance B.V., 5.75%, 2/1/29	1.5%
AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	1.5%
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/30	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in U.S. dollar denominated debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,044.00	0.60%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	4.40%	6.94%	6.22%	7.25%	4.64%
Fund Market Price Returns	3.91%	8.07%	6.26%	7.48%	4.66%
JP Morgan CEMBI Diversified Index	3.37%	5.47%	6.44%	7.22%	5.49%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on March 8, 2012.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown†

Country	% of Net Assets
Indonesia	11.3%
Russia	10.3%
Supranational Bonds	8.1%
Brazil	7.9%
Colombia	7.2%
Mexico	5.8%
South Africa	5.2%
Poland	4.9%
China	4.9%
India	4.4%
United States	4.3%
Romania	3.7%
Malaysia	3.7%
Peru	3.6%
Turkey	3.2%
Thailand	2.9%
Chile	2.0%
Philippines	2.0%
Hungary	1.9%
Other Assets less Liabilities‡	2.7%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.02%, 3/1/21††	4.3%
Republic of Poland Government Bond, 2.50%, 7/25/27, Series 0727	1.9%
Republic of Poland Government Bond, 2.50%, 7/25/26, Series 0726	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/23, Series F	1.6%
Peruvian Government International Bond, 6.95%, 8/12/31	1.4%
European Investment Bank, 7.50%, 7/30/23	1.4%
International Finance Corp., 5.75%, 3/2/23	1.4%
Philippine Government International Bond, 6.25%, 1/14/36	1.4%
International Finance Corp., 7.50%, 1/18/28	1.4%
Brazil Letras do Tesouro Nacional, 6.18%, 7/1/23, Series LTN	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,035.70	0.55%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.57%	2.21%	-0.30%	4.58%	0.38%
Fund Market Price Returns	3.50%	1.70%	-0.38%	4.59%	0.31%
JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index	3.41%	3.70%	0.59%	5.54%	1.11%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	100.0%
Other Assets less Liabilities‡	0.0%	^
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

^	Represents less than 0.05%.

Top Holdings*

Description	% of Net Assets
U.S. Treasury Floating Rate Note, 0.09%, 10/31/22	28.7%
U.S. Treasury Floating Rate Note, 0.09%, 7/31/22	26.4%
U.S. Treasury Floating Rate Note, 0.14%, 4/30/22	24.0%
U.S. Treasury Floating Rate Note, 0.08%, 1/31/23	20.9%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Treasury Floating Rate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in floating rate public obligations of the U.S. Treasury. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,000.00	0.15%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.00%[2]	0.18%	1.40%	1.20%	0.84%
Fund Market Price Returns	0.04%	0.22%	1.42%	1.29%	0.83%
Bloomberg U.S. Treasury Floating Rate Bond Index	0.10%	0.41%	1.57%	1.38%	1.00%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 4, 2014.

[2]	Represents less than 0.005%.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Corporate Bonds	93.3%
U.S. Government Obligations	1.5%
Foreign Corporate Bonds	0.8%
Other Assets less Liabilities‡	4.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Note, 0.13%, 2/15/24	1.5%
MGM Resorts International, 7.75%, 3/15/22	0.9%
DaVita, Inc., 3.75%, 2/15/31	0.8%
Diamond Sports Group LLC, 5.38%, 8/15/26	0.7%
Freeport-McMoRan, Inc., 3.88%, 3/15/23	0.7%
Iron Mountain, Inc., 4.50%, 2/15/31	0.7%
Freeport-McMoRan, Inc., 5.45%, 3/15/43	0.7%
DISH DBS Corp., 5.88%, 7/15/22	0.6%
Lumen Technologies, Inc., 5.80%, 3/15/22, Series T	0.6%
Sprint Corp., 7.88%, 9/15/23	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Interest Rate Hedged High Yield Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. non-investment-grade corporate fixed income securities that are deemed to have favorable fundamental and income characteristics and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. Prior to June 1, 2020, the Fund sought to track the price and yield performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index (the “Former Index”). In seeking to track the Former Index, the Fund invested mainly in short-term non-investment-grade U.S. corporate fixed income securities having effective maturities generally shorter than five years and obtained short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximated zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,051.90	0.43%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.19%	2.73%	2.27%	6.05%	3.09%
Fund Market Price Returns	7.40%	4.20%	2.72%	6.90%	3.26%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index/WisdomTree U.S. High Yield Corporate Bond, Zero Duration Spliced Index[2]	7.40%	5.36%	3.27%	7.26%	3.84%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

[2]	ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index through May 31, 2020; WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	34.7%
U.S. Government Agencies	28.4%
U.S. Corporate Bonds	23.8%
Repurchase Agreement	5.5%
Foreign Corporate Bonds	3.3%
Commercial Mortgage-Backed Securities	2.1%
Supranational Bonds	1.4%
Foreign Government Agencies	1.2%
Foreign Government Obligations	1.2%
Municipal Bonds	0.6%
Asset-Backed Securities	0.2%
U.S. Government Agencies Sold Short	-0.2%
Other Assets less Liabilities‡	-2.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.02%, 3/1/21††	5.5%
Uniform Mortgage-Backed Security, 2.00%, 3/1/51	1.6%
Government National Mortgage Association, 2.50%, 3/1/51	1.1%
U.S. Treasury Note, 2.13%, 3/31/24	0.8%
U.S. Treasury Note, 0.25%, 7/31/25	0.7%
U.S. Treasury Note, 2.00%, 2/15/25	0.6%
U.S. Treasury Note, 1.13%, 2/28/25	0.6%
U.S. Treasury Note, 0.13%, 12/15/23	0.6%
U.S. Treasury Note, 2.00%, 8/15/25	0.6%
Uniform Mortgage-Backed Security, 2.00%, 4/1/51	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,016.10	0.23%	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.23%	$1.15

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.61%	1.48%	2.02%	2.41%	1.41%
Fund Market Price Returns	1.50%	1.07%	1.91%	2.42%	1.40%
Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration	1.31%	1.52%	1.83%	2.29%	1.64%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Agencies	51.1%
Collateralized Mortgage Obligations	31.5%
Collateralized Loan Obligations	6.7%
Commercial Mortgage-Backed Securities	5.1%
Asset-Backed Securities	4.0%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Uniform Mortgage-Backed Security, 2.50%, 4/1/51	14.7%
Uniform Mortgage-Backed Security, 2.00%, 4/1/51	9.3%
Government National Mortgage Association, 3.00%, 3/1/51	6.5%
Federal National Mortgage Association, 4.00%, 10/1/48	4.4%
Federal Home Loan Mortgage Corporation REMIC, 5.00%, 11/15/32, Series 2519, Class NU	3.2%
Government National Mortgage Association, 3.00%, 8/20/50	2.8%
Government National Mortgage Association, 3.50%, 7/20/47	2.3%
Federal Home Loan Mortgage Corporation REMIC, 4.00%, 1/15/41, Series 4179, Class AZ	2.1%
Government National Mortgage Association, 4.00%, 3/20/44, Series 2014-43, Class Z	2.0%
Federal National Mortgage Association, 4.00%, 4/1/55	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Mortgage Plus Bond Fund (the “Fund”) seeks income and capital appreciation. The Fund attempts to achieve its objective through investments in mortgage-related debt and other securitized debt.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,002.60	0.45%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	0.26%	1.98%	3.63%
Fund Market Price Returns	0.08%	1.93%	3.53%
Bloomberg Barclays U.S. Securitized Mortgage Backed Securities/Asset Backed Securities/Commercial Mortgage Backed Securities (MBS/ABS/CMBS) Index	-0.40%	1.56%	3.00%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on November 14, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Agencies	42.6%
U.S. Corporate Bonds	25.3%
U.S. Government Obligations	16.8%
Repurchase Agreement	7.6%
Commercial Mortgage-Backed Securities	7.3%
Foreign Corporate Bonds	4.8%
Foreign Government Obligations	1.9%
Municipal Bonds	1.2%
Foreign Government Agencies	0.3%
Asset-Backed Securities	0.3%
Supranational Bonds	0.1%
U.S. Government Agencies Sold Short	-1.2%
Other Assets less Liabilities‡	-7.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.02%, 3/1/21††	7.6%
Uniform Mortgage-Backed Security, 2.00%, 3/1/51	2.9%
Uniform Mortgage-Backed Security, 2.50%, 3/1/51	2.0%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/32	1.5%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/31	1.2%
Tennessee Valley Authority, 5.25%, 9/15/39	1.0%
Uniform Mortgage-Backed Security, 2.00%, 4/1/51	0.8%
Federal Home Loan Bank, 5.50%, 7/15/36	0.8%
Federal National Mortgage Association, 6.63%, 11/15/30	0.8%
Tennessee Valley Authority, 5.88%, 4/1/36	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays U.S. Aggregate Enhanced Yield Index (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$983.40	0.12%[1]	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%[1]	$0.60
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.12% through December 31, 2020. On January 1, 2021, the contractual waiver expired and the management fee was lowered to 0.12%.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.66%	-0.27%	5.22%	4.09%	3.92%
Fund Market Price Returns	-1.96%	-0.53%	5.12%	3.97%	3.85%
Bloomberg Barclays U.S. Aggregate Enhanced Yield Index	-1.46%	-0.31%	5.38%	4.29%	4.10%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.55%	1.38%	5.32%	3.55%	3.60%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	49.9%
U.S. Corporate Bonds	25.9%
U.S. Government Agencies	17.5%
Commercial Mortgage-Backed Securities	8.7%
Foreign Corporate Bonds	6.7%
Asset-Backed Securities	2.1%
Foreign Government Obligations	0.9%
Foreign Government Agencies	0.8%
Supranational Bonds	0.6%
Other Assets less Liabilities‡	-13.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.08%, 6/17/21	10.2%
Uniform Mortgage-Backed Security, 2.00%, 4/1/36	10.1%
U.S. Treasury Note, 1.75%, 12/31/24	7.8%
Uniform Mortgage-Backed Security, 1.50%, 4/1/36	3.7%
U.S. Treasury Note, 1.50%, 9/30/24	3.3%
U.S. Treasury Note, 1.25%, 8/31/24	2.9%
U.S. Treasury Bill, 0.04%, 8/19/21	2.6%
U.S. Treasury Bill, 0.03%, 3/4/21	2.4%
Federal Home Loan Mortgage Corp., 0.38%, 4/20/23	2.1%
U.S. Treasury Note, 0.13%, 8/15/23	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index (the “Index”). In seeking to track the Index, the Fund invests mainly in short-term U.S. investment-grade fixed income securities having effective maturities generally shorter than five years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,001.10	0.12%[1]	$0.60
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%[1]	$0.60
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.12% through December 31, 2020. On January 1, 2021, the contractual waiver expired and the management fee was lowered to 0.12%.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.11%	2.13%	3.97%	2.99%
Fund Market Price Returns	0.07%	2.04%	3.89%	2.98%
Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index	0.23%	1.34%	3.91%	3.00%
Bloomberg Barclays U.S. Short Aggregate Composite Index	0.03%	2.36%	3.86%	2.86%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on May 18, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	97.0%
Exchange-Traded Funds	4.7%
Other Assets less Liabilities‡	-1.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.03%, 5/20/21	57.0%
U.S. Treasury Bill, 0.04%, 5/27/21	40.0%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.7%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 40 of this report.

The WisdomTree CBOE S&P 500 PutWrite Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CBOE S&P 500 PutWrite Index (the “Index”), utilizing a strategy of writing put options on the S&P 500 Index. The strategy is designed to receive a premium from the option buyer by selling (i.e. writing) a sequence of one-month, at-the-money, S&P 500 Index put options. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,104.00	0.44%[1]	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.44%[1]	$2.21
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	10.40%	12.64%	3.38%	5.92%	5.95%
Fund Market Price Returns	10.03%	13.48%	3.29%	5.87%	5.89%
CBOE S&P 500® PutWrite Index	10.98%	13.34%	3.94%	6.47%	6.51%
S&P 500® Index	9.74%	31.29%	14.14%	16.82%	16.81%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 24, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

(predecessor, WisdomTree Continuous Commodity Index Fund)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	80.9%
Exchange-Traded Funds	4.3%
Other Assets less Liabilities‡	14.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.07%, 3/18/21	75.9%
U.S. Treasury Bill, 0.03%, 6/24/21	5.0%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.3%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 40 of this report.

The WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund” and also herein, the “Fund”) seeks to achieve positive total returns in rising and falling markets that are not directly correlated to broad market equity or fixed income returns. The Successor Fund is actively managed and intends to provide broad-based exposure to the following four commodity sectors: Energy, Agriculture, Industrial Metals, and Precious Metals primarily through investments in futures contracts. The Successor Fund acquired all of the assets and all of the stated liabilities of the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”) after the close of business on December 18, 2020 (the “Reorganization”). The Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended, and was not required to register under such act. Prior to the Reorganization, the Predecessor Fund’s investment objective sought to provide investors with exposure to the daily change in the price of a portfolio of commodities (the “Index Commodities”) comprising the Thomson Reuters Continuous Commodity Index, also known as the Continuous Commodity Total Return Index or Refinitiv Equal Weight Continuous Commodity Total Return Index (the “Index”), before expenses. The Index Commodities consisted of corn, soybeans, wheat, live cattle, lean hogs, gold, silver, copper, cocoa, coffee, sugar, cotton, soybean oil, platinum, crude oil, NY Harbor ULSD (formerly known as heating oil), and natural gas.

The Successor Fund had less than six months of performance history at the end of the reporting period and therefore no comparative performance information against a broad-based securities market index is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example (for the period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,088.60	0.55%	$1.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
[1]

For the period December 19, 2020 (post-reorganization) through February 28, 2021. Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 72/365 (to reflect the period since reorganization).

Prior to December 21, 2020, the ticker symbol GCC was used for an Exchange Traded Commodity Pool trading under a different name and strategy.

14	WisdomTree Trust

Performance Summary

as of February 28, 2021 (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	82.8%
Exchange-Traded Funds	4.4%
Other Assets less Liabilities‡	12.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.08%, 3/18/21	79.3%
U.S. Treasury Bill, 0.03%, 6/24/21	3.5%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.4%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 40 of this report.

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy and invests in a combination of diversified futures contracts for commodities, currencies and interest rates.

Shareholder Expense Example (for the six-month period ended February 28, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,122.30	0.65%[1]	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%[1]	$3.26
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.65% through December 31, 2020. On January 1, 2021, the contractual waiver expired and the advisory fee was lowered to 0.65%. Additionally, WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	12.23%	11.00%	1.78%	-0.48%	-1.90%
Fund Market Price Returns	12.22%	10.94%	1.80%	-0.49%	-1.91%
Diversified Trends Indicator/WisdomTree Managed Futures Spliced Index[1]	12.63%	11.75%	2.66%	0.43%	-0.89%
S&P Diversified Trends Indicator Index	6.98%	12.01%	2.07%	1.00%	-0.65%
S&P GSCI Index	28.03%	8.35%	-3.53%	2.61%	-8.01%
*	Returns of less than one year are cumulative.

[1]	Diversified Trends Indicator Index through June 30, 2016; WisdomTree Managed Futures Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration:

The Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration combines long positions in the Bloomberg Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of 0 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg Barclays U.S. Aggregate Enhanced Yield Index:

The Bloomberg Barclays U.S. Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg Barclays U.S. Aggregate Bond Index seeking to enhance yield while maintaining a similar risk profile.

Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index:

The Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index is a market capitalization index that is designed to measure the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, commercial mortgage backed securities, and asset backed securities.

Bloomberg Barclays U.S. Short Aggregate Composite Index:

The Bloomberg Barclays U.S. Short Aggregate Composite Index measures the performance of the short-term U.S. investment-grade bond market.

Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index:

The Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg Barclays U.S. Aggregate Bond Index that generally have effective maturities shorter than 5 years and seeks to enhance yield while maintaining a similar risk profile.

Bloomberg Barclays U.S. Aggregate Index:

The Bloomberg Barclays U.S. Aggregate Index represents the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, as well as mortgage and asset-backed securities.

Bloomberg Dollar Spot Index:

The Bloomberg Dollar Spot Index tracks the performance of a basket of 10 leading global currencies versus the U.S. dollar. Each currency in the basket and its weight is determined annually based on its share of international trade and foreign exchange (FX)

liquidity.

Bloomberg Dollar Total Return Index:

The Bloomberg Dollar Total Return Index is total return version of the Bloomberg Dollar Spot Index (BBDXY). It is generated by adding the daily forward implied yield of each currency, and U.S. funding rate, to BBDXY returns.

Bloomberg U.S. Treasury Floating Rate Bond Index:

The Bloomberg U.S. Treasury Floating Rate Bond Index is a rules-based, market-value weighted index engineered to measure the performance and characteristics of floating rate coupon U.S. Treasuries which have a maturity greater than 12 months.

16	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

CBOE® S&P 500 PutWrite Index:

The CBOE® S&P 500 PutWrite Index tracks the value of a cash-secured (i.e. collateralized) put option sales strategy, which consists of selling (or “writing”) S&P 500® Index put options and investing the sale proceeds in one- and three-month Treasury bills.

Collateralized loan obligation (CLO):

A collateralized loan obligation is a form of securitization where payments from multiple middle sized and large business loans are pooled together and passed on to different classes of owners.

Commercial mortgage backed securities (CMBS):

A type of mortgage backed security that is backed by commercial and multifamily mortgages rather than residential real estate.

Diversified Trends Indicator Index:

The Diversified Trends Indicator (“DTI”) Index is a long/short rules-based index that consists of ten commodity sectors and eight financial sectors. Each month the DTI Index sector exposure is rebalanced back to the fixed weights, 50% physical commodities and 50% financials (when energy is long) and approximately 40% commodities and 60% financials (when energy is flat). Each sector (other than the energy sector) is positioned either long or short depending on the current market environment (the energy sector is positioned as either “long” or “flat” (i.e., no exposure)). The DTI Index individual market components, sectors and related weightings, as well as other aspects of the calculation of the DTI Index, are subject to change at any time.

Duration:

Duration is a measure of a bond’s sensitivity to changes in interest rates. The weighted average accounts for the various durations of the bonds purchased as well as the proportion of the total government bond portfolio that they make up.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Strategy Fund was constructed as an additional gauge of Emerging Currency Strategy Fund performance. The composite tracks the returns for the currencies using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Strategy Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index:

The ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on-the-run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration. Market values of long and short positions are rebalanced at month-end.

WisdomTree Trust	17

Description of Terms and Indexes (unaudited) (continued)

ICE BofA Merrill Lynch U.S. Corporate Master Option-Adjusted Spread and the ICE BofA Merrill Lynch U.S. High Yield Option-Adjusted Spread:

The ICE BofA Merrill Lynch Option-Adjusted Spreads (“OAS”) are the calculated spreads between a computed OAS index of all bonds in a given rating category and a spot Treasury curve. An OAS index is constructed using each constituent bond weighted by market capitalization. The ICE BofA Merrill Lynch U.S. Corporate Master OAS uses an index of bonds that are considered investment grade (those rated BBB or better) and the ICE BofA Merrill Lynch U.S. High Yield Master OAS uses an index of bonds that are below investment grade (those rated BB or below).

JP Morgan CEMBI Diversified Index:

The JP Morgan CEMBI Diversified Index is an alternatively weighted version of the JP Morgan CEMBI Index (a comprehensive U.S. dollar-denominated emerging market corporate bond index) which limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JP Morgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM)

Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

Mortgage-backed security (MBS):

A mortgage-backed security is a type of asset-backed security which is secured by a mortgage or collection of mortgages.

18	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

S&P 500® Index:

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee designed to represent the performance of the leading industries in the United States economy.

S&P Diversified Trends Indicator Index:

The S&P Diversified Trends Indicator Index is a diversified composite of global commodity and financial futures that are highly liquid.

S&P GSCI Index:

The S&P GSCI Index comprises the principal physical commodities that are the subject to active, liquid futures markets.

Spot Rate and NDF Rate Returns:

A “spot” rate is the foreign exchange rate on foreign exchange contracts settled generally within two business days from the trade date. The NDF rate is the foreign exchange rate on non-deliverable forward currency contracts settled on a future date that is generally greater than two business days from the trade date. The Chinese yuan NDF return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period NDF rate and the beginning of period NDF rate using WM/Reuters Singapore closing rates.

Thomson Reuters Continuous Commodity Index:

The Thomson Reuters Continuous Commodity Index, also known as the Continuous Commodity Total Return Index or Refinitiv Equal Weight Continuous Commodity Total Return Index (the “Index”), is composed of notional amounts of each of the following commodities (“Index Commodities”): corn, soybean, wheat, live cattle, lean hogs, gold, silver, copper, cocoa, coffee, sugar, cotton, soybean oil, platinum, crude oil, NY Harbor ULSD (formerly known as heating oil), and natural gas. The notional amounts of each Index Commodity included in the Index are in equal weight proportion to the Index Commodities or 1/17 weighting per index commodity rebalanced daily.

WisdomTree Managed Futures Index:

The WisdomTree Managed Futures Index is a long/short, rules-based index designed to provide exposure to a portfolio consisting of diversified futures contracts for commodities, currencies and interest rates. On a monthly basis, assets with lower realized volatility will be selected, and a determination to go long or short the futures contracts of the selected assets under a proprietary composite momentum framework will be made. The composite momentum framework incorporates multiple momentum signals to decide the direction and weight in the index.

WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index:

The WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index is a rules-based alternatively weighted index that is designed to provide exposure to U.S. high yield corporate bonds with a short position in U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration.

Yield Curve:

Graphical Depiction of interest rates on government bonds, with the current yield on the vertical axis and the years to maturity on the horizontal axis.

* * * * * *

WisdomTree Trust	19

Description of Terms and Indexes (unaudited) (continued)

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”) or Bloomberg licensors own all proprietary rights in the BLOOMBERG BARCLAYS INDICES. Neither Bloomberg nor Barclays Bank Plc or Barclays Capital Inc. or their affiliates (collectively “Barclays”) guarantee the timeliness, accuracy or completeness of any data or information relating to BLOOMBERG BARCLAYS INDICES or make any warranty, express or implied, as to the BLOOMBERG BARCLAYS INDICES or any data or values relating thereto or results to be obtained therefrom, and expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect thereto. It is not possible to invest directly in an index. Back-tested performance is not actual performance. Past performance is not an indication of future results. To the maximum extent allowed by law, Bloomberg and its licensors, and their respective employees, contractors, agents, suppliers and vendors shall have no liability or responsibility whatsoever for any injury or damages — whether direct, indirect, consequential, incidental, punitive or otherwise — arising in connection with BLOOMBERG BARCLAYS INDICES or any data or values relating thereto — whether arising from their negligence or otherwise. This document constitutes the provision of factual information, rather than financial product advice. Nothing in the BLOOMBERG BARCLAYS INDICES shall constitute or be construed as an offering of financial instruments or as investment advice or investment recommendations (i.e., recommendations as to whether or not to “buy,” “sell,” “hold” or enter into any other transaction involving a specific interest) by Bloomberg or its affiliates or licensors or a recommendation as to an investment or other strategy. Data and other information available via the BLOOMBERG BARCLAYS INDICES should not be considered as information sufficient upon which to base an investment decision. All information provided by the BLOOMBERG BARCLAYS INDICES is impersonal and not tailored to the needs of any specific person, entity or group of persons. Bloomberg and its affiliates express no opinion on the future or expected value of any security or other interest and do not explicitly or implicitly recommend or suggest an investment strategy of any kind. In addition, Barclays is not the issuer or producer of the BLOOMBERG BARCLAYS INDICES and has no responsibilities, obligations or duties to investors in these indices. While Bloomberg may for itself execute transactions with Barclays in or relating to the BLOOMBERG BARCLAYS INDICES, investors in the BLOOMBERG BARCLAYS INDICES do not enter into any relationship with Barclays and Barclays does not sponsor, endorse, sell or promote, and Barclays makes no representation regarding the advisability or use of, the BLOOMBERG BARCLAYS INDICES or any data included therein. Investors should consider obtaining independent advice before making any financial decisions.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“ICE BofA Merrill Lynch”) indices and related information, the name “ICE BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from ICE BofA Merrill Lynch, and may not be copied, used, or distributed without ICE BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by ICE BofA Merrill Lynch. ICE BofA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

The CBOE S&P 500 PutWrite Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and CBOE® and has been licensed for use by WisdomTree. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is registered trademark of Dow Jones Trademarks Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by WisdomTree. CBOE® is a trademark of the Chicago Board Options Exchange, Incorporated, and has been licensed for use by SPDJI and WisdomTree. The WisdomTree CBOE S&P 500 PutWrite Strategy Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or the Chicago Board Options Exchange, Incorporated, and none of such

20	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

parties make any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions or interruptions of the CBOE S&P 500 PutWrite Index.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar	GBP	British pound	PHP	Philippine peso
BRL	Brazilian real	HUF	Hungary forint	PLN	Polish zloty
CAD	Canadian dollar	IDR	Indonesian rupiah	RON	Romanian leu
CHF	Swiss franc	INR	Indian rupee	RUB	Russian ruble
CLP	Chilean peso	JPY	Japanese yen	THB	Thai baht
CNH	Offshore Chinese renminbi	KRW	South Korean won	TRY	Turkish new lira
CNY	Chinese yuan	MXN	Mexican peso	USD	U.S. dollar
COP	Colombian peso	MYR	Malaysian ringgit	ZAR	South African rand
EUR	Euro	PEN	Peruvian nuevo sol

OTHER ABBREVIATIONS:
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

WisdomTree Trust	21

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2021

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 95.0%

U.S. Treasury Bills – 95.0%
0.05%, 3/25/21*	$26,108,000	$26,107,630
0.03%, 4/8/21*	26,142,000	26,141,138
0.02%, 4/22/21*	26,185,000	26,184,149
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $78,432,702)		78,432,917
Investments	Shares	Value

EXCHANGE-TRADED FUND – 4.2%

United States – 4.2%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $3,515,683)	140,000	$3,514,000

TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $81,948,385)		81,946,917

Other Assets less Liabilities – 0.8%		634,531

NET ASSETS – 100.0%		$82,581,448

*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2021 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$3,465,180	$2,210,856	$2,158,210	$(3,088)	$(738)	$3,514,000	$866	$822

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	3/4/2021	1,357,000	AUD	1,052,671	USD	$—	$(8,520)
Bank of America N.A.	3/4/2021	1,157,730	AUD	890,866	USD	—	(45)
Bank of America N.A.	3/4/2021	3,085,000	CAD	2,428,801	USD	—	(4,606)
Bank of America N.A.	3/4/2021	2,631,300	CAD	2,067,748	USD	—	(70)
Bank of America N.A.	3/4/2021	859,000	CHF	963,605	USD	—	(19,235)
Bank of America N.A.	3/4/2021	733,110	CHF	805,955	USD	14	—
Bank of America N.A.	3/4/2021	3,919,000	CNH	609,732	USD	—	(5,539)
Bank of America N.A.	3/4/2021	3,342,360	CNH	515,355	USD	—	(63)
Bank of America N.A.	3/4/2021	5,432,000	EUR	6,585,100	USD	—	(30,837)
Bank of America N.A.	3/4/2021	4,633,230	EUR	5,590,641	USD	—	(176)
Bank of America N.A.	3/4/2021	1,692,000	GBP	2,343,789	USD	13,525	—
Bank of America N.A.	3/4/2021	1,443,330	GBP	2,010,935	USD	—	(71)
Bank of America N.A.	3/4/2021	43,854,000	INR	602,804	USD	—	(6,180)
Bank of America N.A.	3/4/2021	37,406,460	INR	509,035	USD	—	(129)
Bank of America N.A.	3/4/2021	309,938,000	JPY	2,953,667	USD	—	(45,994)
Bank of America N.A.	3/4/2021	264,370,470	JPY	2,480,123	USD	59	—
Bank of America N.A.	3/4/2021	776,059,000	KRW	702,443	USD	—	(11,695)
Bank of America N.A.	3/4/2021	661,962,210	KRW	589,196	USD	—	(3)
Bank of America N.A.	3/4/2021	40,839,000	MXN	2,044,139	USD	—	(92,503)
Bank of America N.A.	3/4/2021	36,305,010	MXN	1,735,068	USD	—	(105)
Bank of America N.A.	3/4/2021	840,185	USD	1,099,200	AUD	—	(5,601)
Bank of America N.A.	3/4/2021	1,953,847	USD	2,498,400	CAD	—	(9,398)
Bank of America N.A.	3/4/2021	781,982	USD	696,000	CHF	16,812	—
Bank of America N.A.	3/4/2021	491,081	USD	3,173,600	CNH	1,807	—
Bank of America N.A.	3/4/2021	5,341,878	USD	4,399,200	EUR	33,795	—
Bank of America N.A.	3/4/2021	1,877,943	USD	1,370,400	GBP	—	(31,314)
Bank of America N.A.	3/4/2021	484,904	USD	35,516,800	INR	1,706	—
Bank of America N.A.	3/4/2021	2,396,965	USD	251,015,200	JPY	42,074	—
Bank of America N.A.	3/4/2021	561,857	USD	628,521,600	KRW	2,428	—

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	3/4/2021	1,608,208	USD	33,075,200	MXN	$27,592	$—
Bank of America N.A.	4/8/2021	854,065	USD	1,109,850	AUD	—	(35)
Bank of America N.A.	4/8/2021	2,013,413	USD	2,562,000	CAD	41	—
Bank of America N.A.	4/8/2021	813,414	USD	739,200	CHF	—	(55)
Bank of America N.A.	4/8/2021	512,387	USD	3,331,650	CNH	—	(78)
Bank of America N.A.	4/8/2021	5,525,976	USD	4,575,900	EUR	111	—
Bank of America N.A.	4/8/2021	1,941,686	USD	1,393,350	GBP	29	—
Bank of America N.A.	4/8/2021	498,684	USD	36,960,000	INR	—	(1,668)
Bank of America N.A.	4/8/2021	2,502,337	USD	266,632,800	JPY	—	(116)
Bank of America N.A.	4/8/2021	579,820	USD	651,456,750	KRW	—	(37)
Bank of America N.A.	4/8/2021	1,689,689	USD	35,490,000	MXN	—	(33)
Citibank N.A.	3/4/2021	1,157,730	AUD	890,841	USD	—	(19)
Citibank N.A.	3/4/2021	2,631,300	CAD	2,067,688	USD	—	(10)
Citibank N.A.	3/4/2021	733,110	CHF	805,966	USD	2	—
Citibank N.A.	3/4/2021	3,342,360	CNH	515,312	USD	—	(20)
Citibank N.A.	3/4/2021	4,633,230	EUR	5,590,562	USD	—	(97)
Citibank N.A.	3/4/2021	1,443,330	GBP	2,010,907	USD	—	(43)
Citibank N.A.	3/4/2021	37,406,460	INR	507,323	USD	1,583	—
Citibank N.A.	3/4/2021	264,370,470	JPY	2,480,149	USD	34	—
Citibank N.A.	3/4/2021	661,962,210	KRW	587,706	USD	1,488	—
Citibank N.A.	3/4/2021	36,305,010	MXN	1,735,037	USD	—	(74)
Citibank N.A.	3/4/2021	1,102,758	USD	1,442,700	AUD	—	(7,335)
Citibank N.A.	3/4/2021	2,564,483	USD	3,279,150	CAD	—	(12,276)
Citibank N.A.	3/4/2021	1,026,378	USD	913,500	CHF	22,092	—
Citibank N.A.	3/4/2021	644,613	USD	4,165,350	CNH	2,440	—
Citibank N.A.	3/4/2021	7,011,319	USD	5,773,950	EUR	44,459	—
Citibank N.A.	3/4/2021	2,464,800	USD	1,798,650	GBP	—	(41,100)
Citibank N.A.	3/4/2021	636,567	USD	46,615,800	INR	2,369	—
Citibank N.A.	3/4/2021	3,146,092	USD	329,457,450	JPY	55,298	—
Citibank N.A.	3/4/2021	737,418	USD	824,934,600	KRW	3,167	—
Citibank N.A.	3/4/2021	2,111,233	USD	43,411,200	MXN	36,675	—
Citibank N.A.	4/8/2021	854,087	USD	1,109,850	AUD	—	(13)
Citibank N.A.	4/8/2021	2,013,421	USD	2,562,000	CAD	49	—
Citibank N.A.	4/8/2021	813,439	USD	739,200	CHF	—	(29)
Citibank N.A.	4/8/2021	512,401	USD	3,331,650	CNH	—	(64)
Citibank N.A.	4/8/2021	5,525,893	USD	4,575,900	EUR	29	—
Citibank N.A.	4/8/2021	1,941,662	USD	1,393,350	GBP	5	—
Citibank N.A.	4/8/2021	497,220	USD	36,960,000	INR	—	(3,133)
Citibank N.A.	4/8/2021	2,502,382	USD	266,632,800	JPY	—	(72)
Citibank N.A.	4/8/2021	577,942	USD	651,456,750	KRW	—	(1,914)
Citibank N.A.	4/8/2021	1,689,760	USD	35,490,000	MXN	39	—
HSBC Holdings PLC	3/4/2021	1,157,730	AUD	890,827	USD	—	(5)
HSBC Holdings PLC	3/4/2021	2,631,300	CAD	2,067,673	USD	5	—
HSBC Holdings PLC	3/4/2021	733,110	CHF	805,970	USD	—	(1)
HSBC Holdings PLC	3/4/2021	3,342,360	CNH	515,295	USD	—	(3)
HSBC Holdings PLC	3/4/2021	4,633,230	EUR	5,590,502	USD	—	(37)
HSBC Holdings PLC	3/4/2021	1,443,330	GBP	2,010,862	USD	2	—
HSBC Holdings PLC	3/4/2021	37,406,460	INR	507,481	USD	1,425	—
HSBC Holdings PLC	3/4/2021	264,370,470	JPY	2,480,186	USD	—	(3)
HSBC Holdings PLC	3/4/2021	661,962,210	KRW	587,367	USD	1,827	—
HSBC Holdings PLC	3/4/2021	36,305,010	MXN	1,734,980	USD	—	(16)
HSBC Holdings PLC	3/4/2021	1,102,122	USD	1,442,700	AUD	—	(7,972)
HSBC Holdings PLC	3/4/2021	2,563,272	USD	3,279,150	CAD	—	(13,487)
HSBC Holdings PLC	3/4/2021	1,026,256	USD	913,500	CHF	21,970	—
HSBC Holdings PLC	3/4/2021	644,711	USD	4,165,350	CNH	2,539	—

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	3/4/2021	7,010,932	USD	5,773,950	EUR	$44,072	$—
HSBC Holdings PLC	3/4/2021	2,464,312	USD	1,798,650	GBP	—	(41,588)
HSBC Holdings PLC	3/4/2021	636,350	USD	46,615,800	INR	2,152	—
HSBC Holdings PLC	3/4/2021	3,146,530	USD	329,457,450	JPY	55,736	—
HSBC Holdings PLC	3/4/2021	737,339	USD	824,934,600	KRW	3,088	—
HSBC Holdings PLC	3/4/2021	2,106,491	USD	43,411,200	MXN	31,933	—
HSBC Holdings PLC	3/4/2021	341,065	USD	7,000,000	MXN	6,546	—
HSBC Holdings PLC	4/8/2021	854,074	USD	1,109,850	AUD	—	(26)
HSBC Holdings PLC	4/8/2021	2,013,344	USD	2,562,000	CAD	—	(28)
HSBC Holdings PLC	4/8/2021	813,452	USD	739,200	CHF	—	(17)
HSBC Holdings PLC	4/8/2021	512,396	USD	3,331,650	CNH	—	(69)
HSBC Holdings PLC	4/8/2021	5,525,811	USD	4,575,900	EUR	—	(54)
HSBC Holdings PLC	4/8/2021	1,941,633	USD	1,393,350	GBP	—	(24)
HSBC Holdings PLC	4/8/2021	497,108	USD	36,960,000	INR	—	(3,245)
HSBC Holdings PLC	4/8/2021	2,502,420	USD	266,632,800	JPY	—	(34)
HSBC Holdings PLC	4/8/2021	578,019	USD	651,456,750	KRW	—	(1,837)
HSBC Holdings PLC	4/8/2021	1,689,670	USD	35,490,000	MXN	—	(52)
Morgan Stanley & Co. International	3/4/2021	1,157,730	AUD	890,996	USD	—	(174)
Morgan Stanley & Co. International	3/4/2021	2,631,300	CAD	2,067,998	USD	—	(320)
Morgan Stanley & Co. International	3/4/2021	733,110	CHF	805,925	USD	43	—
Morgan Stanley & Co. International	3/4/2021	3,342,360	CNH	515,337	USD	—	(45)
Morgan Stanley & Co. International	3/4/2021	4,633,230	EUR	5,590,733	USD	—	(269)
Morgan Stanley & Co. International	3/4/2021	1,443,330	GBP	2,010,573	USD	291	—
Morgan Stanley & Co. International	3/4/2021	37,406,460	INR	507,571	USD	1,336	—
Morgan Stanley & Co. International	3/4/2021	264,370,470	JPY	2,480,070	USD	113	—
Morgan Stanley & Co. International	3/4/2021	661,962,210	KRW	587,460	USD	1,733	—
Morgan Stanley & Co. International	3/4/2021	36,305,010	MXN	1,734,472	USD	492	—
Morgan Stanley & Co. International	3/4/2021	1,103,262	USD	1,442,700	AUD	—	(6,832)
Morgan Stanley & Co. International	3/4/2021	2,565,644	USD	3,279,150	CAD	—	(11,114)
Morgan Stanley & Co. International	3/4/2021	1,026,647	USD	913,500	CHF	22,361	—
Morgan Stanley & Co. International	3/4/2021	644,542	USD	4,165,350	CNH	2,369	—
Morgan Stanley & Co. International	3/4/2021	7,011,769	USD	5,773,950	EUR	44,910	—
Morgan Stanley & Co. International	3/4/2021	2,464,115	USD	1,798,650	GBP	—	(41,785)
Morgan Stanley & Co. International	3/4/2021	636,663	USD	46,615,800	INR	2,465	—
Morgan Stanley & Co. International	3/4/2021	3,146,590	USD	329,457,450	JPY	55,796	—
Morgan Stanley & Co. International	3/4/2021	737,227	USD	824,934,600	KRW	2,976	—
Morgan Stanley & Co. International	3/4/2021	2,110,341	USD	43,411,200	MXN	35,783	—
Morgan Stanley & Co. International	4/8/2021	854,240	USD	1,109,850	AUD	140	—
Morgan Stanley & Co. International	4/8/2021	2,013,660	USD	2,562,000	CAD	288	—
Morgan Stanley & Co. International	4/8/2021	813,407	USD	739,200	CHF	—	(62)
Morgan Stanley & Co. International	4/8/2021	512,428	USD	3,331,650	CNH	—	(37)
Morgan Stanley & Co. International	4/8/2021	5,526,040	USD	4,575,900	EUR	175	—
Morgan Stanley & Co. International	4/8/2021	1,941,369	USD	1,393,350	GBP	—	(289)
Morgan Stanley & Co. International	4/8/2021	497,182	USD	36,960,000	INR	—	(3,171)
Morgan Stanley & Co. International	4/8/2021	2,502,326	USD	266,632,800	JPY	—	(128)
Morgan Stanley & Co. International	4/8/2021	577,763	USD	651,456,750	KRW	—	(2,094)
Morgan Stanley & Co. International	4/8/2021	1,689,126	USD	35,490,000	MXN	—	(596)
UBS AG	3/4/2021	882,080	AUD	679,032	USD	—	(311)
UBS AG	3/4/2021	2,004,800	CAD	1,575,900	USD	—	(526)
UBS AG	3/4/2021	558,560	CHF	614,386	USD	—	(314)
UBS AG	3/4/2021	2,546,560	CNH	392,795	USD	—	(192)
UBS AG	3/4/2021	3,530,080	EUR	4,262,455	USD	—	(3,053)
UBS AG	3/4/2021	1,099,680	GBP	1,532,844	USD	—	(757)
UBS AG	3/4/2021	28,500,160	INR	386,702	USD	1,036	—
UBS AG	3/4/2021	201,425,120	JPY	1,890,183	USD	—	(520)

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	3/4/2021	504,352,160	KRW	447,539	USD	$1,370	$—
UBS AG	3/4/2021	27,660,960	MXN	1,323,485	USD	—	(1,608)
UBS AG	3/4/2021	1,102,915	USD	1,442,700	AUD	—	(7,178)
UBS AG	3/4/2021	2,564,701	USD	3,279,150	CAD	—	(12,058)
UBS AG	3/4/2021	1,026,278	USD	913,500	CHF	21,992	—
UBS AG	3/4/2021	644,529	USD	4,165,350	CNH	2,357	—
UBS AG	3/4/2021	7,010,222	USD	5,773,950	EUR	43,362	—
UBS AG	3/4/2021	2,464,571	USD	1,798,650	GBP	—	(41,328)
UBS AG	3/4/2021	636,875	USD	46,615,800	INR	2,677	—
UBS AG	3/4/2021	3,146,022	USD	329,457,450	JPY	55,228	—
UBS AG	3/4/2021	737,204	USD	824,934,600	KRW	2,954	—
UBS AG	3/4/2021	2,110,369	USD	43,411,200	MXN	35,811	—
UBS AG	4/8/2021	651,025	USD	845,600	AUD	282	—
UBS AG	4/8/2021	1,534,477	USD	1,952,000	CAD	479	—
UBS AG	4/8/2021	620,093	USD	563,200	CHF	307	—
UBS AG	4/8/2021	390,536	USD	2,538,400	CNH	87	—
UBS AG	4/8/2021	4,213,070	USD	3,486,400	EUR	2,888	—
UBS AG	4/8/2021	1,480,062	USD	1,061,600	GBP	704	—
UBS AG	4/8/2021	378,875	USD	28,160,000	INR	—	(2,347)
UBS AG	4/8/2021	1,907,107	USD	203,148,800	JPY	475	—
UBS AG	4/8/2021	440,370	USD	496,348,000	KRW	—	(1,425)
UBS AG	4/8/2021	1,288,796	USD	27,040,000	MXN	1,389	—
						$825,686	$(547,336)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$78,432,917	$—	$78,432,917
Exchange-Traded Fund	3,514,000	—	—	3,514,000
Total Investments in Securities	$3,514,000	$78,432,917	$—	$81,946,917
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$825,686	$—	$825,686
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(547,336)	$—	$(547,336)
Total – Net	$3,514,000	$78,711,267	$—	$82,225,267
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 28, 2021

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 65.6%

U.S. Treasury Bills – 65.6%
0.05%, 3/25/21*	$17,149,000	$17,148,757
0.03%, 4/8/21*	17,126,000	17,125,435
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $34,274,004)		34,274,192

	Shares

EXCHANGE-TRADED FUND – 3.8%

United States – 3.8%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $1,998,459)	79,600	1,997,960

REPURCHASE AGREEMENT – 29.5%

United States – 29.5%

Citigroup, Inc., tri-party repurchase agreement dated 2/26/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.02% due 3/1/21; Proceeds at maturity – $15,450,026 (fully collateralized by Fannie Mae Pool, 2.00% – 3.00% due 1/1/51; Market value including accrued interest – $16,222,501)

(Cost: $15,450,000)	$15,450,000	$15,450,000

TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $51,722,463)		51,722,152

Other Assets less Liabilities – 1.1%		550,027

NET ASSETS – 100.0%		$52,272,179
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2021 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$1,119,906	$878,887	$—	$—	$(833)	$1,997,960	$302	$282

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	4/16/2021	3,100,000	CNY	480,285	USD	$—	$(2,145)
Bank of America N.A.	5/18/2021	3,100,000	CNY	479,097	USD	—	(2,108)
Bank of Montreal	4/16/2021	12,340,000	CNY	1,877,520	USD	25,787	—
Bank of Montreal	4/16/2021	15,000,000	CNY	2,314,386	USD	—	(804)
Bank of Montreal	4/16/2021	3,100,000	CNY	479,394	USD	—	(1,253)
Bank of Montreal	5/18/2021	6,250,000	CNY	964,238	USD	—	(2,567)
Citibank N.A.[1]	4/16/2021	5,190,000	CNH	789,952	USD	8,536	—
Citibank N.A.[1]	4/16/2021	29,200,000	CNH	4,444,685	USD	47,766	—
Citibank N.A.[1]	4/16/2021	5,330,000	CNH	824,430	USD	—	(4,404)
Citibank N.A.[1]	5/18/2021	46,648,000	CNY	7,147,476	USD	30,133	—
Goldman Sachs	4/16/2021	10,735,000	CNH	1,656,502	USD	—	(4,911)
Goldman Sachs	4/16/2021	2,670,000	CNH	413,887	USD	—	(3,104)
Goldman Sachs	4/16/2021	37,050,000	CNY	5,632,411	USD	82,138	—
Goldman Sachs	4/16/2021	6,245,000	CNY	963,140	USD	81	—
HSBC Holdings PLC	3/11/2021	40,400,000	CNH	6,096,587	USD	134,477	—
HSBC Holdings PLC	3/11/2021	7,086,157	USD	45,745,000	CNH	30,712	—
HSBC Holdings PLC	6/11/2021	45,745,000	CNH	7,037,898	USD	—	(28,346)
JP Morgan Chase Bank N.A.	3/11/2021	2,670,000	CNH	414,052	USD	—	(2,246)
Royal Bank of Canada	4/16/2021	6,250,000	CNY	966,669	USD	—	(2,677)
Royal Bank of Canada	5/18/2021	10,000,000	CNY	1,539,290	USD	—	(616)
Royal Bank of Canada	5/18/2021	3,100,000	CNY	478,417	USD	—	(1,428)
UBS AG2	3/11/2021	2,675,000	CNH	407,497	USD	5,080	—

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 28, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

UBS AG2	4/16/2021	2,675,000	CNH	413,054	USD	$—	$(1,502)
UBS AG2	4/16/2021	37,050,000	CNY	5,637,553	USD	76,995	—
UBS AG2	5/18/2021	48,552,000	CNY	7,436,133	USD	34,440	—
						$476,145	$(58,111)
[1]	As of February 28, 2021, the Fund held $520,000 of cash collateral from the counterparty, Citibank N.A., for foreign currency contracts.

[2]	As of February 28, 2021, the Fund held $430,000 of cash collateral from the counterparty, UBS AG, for foreign currency contracts.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$34,274,192	$—	$34,274,192
Exchange-Traded Fund	1,997,960	—	—	1,997,960
Repurchase Agreement	—	15,450,000	—	15,450,000
Total Investments in Securities	$1,997,960	$49,724,192	$—	$51,722,152
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$476,145	$—	$476,145
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(58,111)	$—	$(58,111)
Total – Net	$1,997,960	$50,142,226	$—	$52,140,186
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2021

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 77.5%

U.S. Treasury Bills – 77.5%
0.05%, 3/25/21*	$6,213,000	$6,212,912
0.03%, 4/8/21*	6,463,000	6,462,787
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $12,675,622)		12,675,699

	Shares
EXCHANGE-TRADED FUND – 4.4%
United States – 4.4%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $718,032)	28,600	717,860

REPURCHASE AGREEMENT – 18.1%

United States – 18.1%

Citigroup, Inc., tri-party repurchase agreement dated 2/26/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.02% due 3/1/21; Proceeds at maturity – $2,960,005 (fully collateralized by Fannie Mae Pool, 2.00% – 2.50% due 1/1/51; Market value including accrued interest – $3,108,001)

(Cost: $2,960,000)	$2,960,000	$2,960,000

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $16,353,654)		16,353,559

Other Assets less Liabilities – (0.0)%		(460)

NET ASSETS – 100.0%		$16,353,099
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2021 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$$467,046	$251,126	$—	$—	$(312)	$717,860	$126	$148

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	5/7/2021	1,365,050	BRL	249,358	USD	$—	$(4,990)
Bank of America N.A.	5/7/2021	185,636,450	CLP	253,747	USD	3,173	—
Bank of America N.A.	5/7/2021	914,767,500	COP	255,981	USD	—	(3,585)
Bank of America N.A.	5/7/2021	5,132,450	MXN	251,276	USD	—	(7,505)
Bank of America N.A.	5/7/2021	945,300	PLN	254,449	USD	—	(522)
Bank of America N.A.	5/7/2021	19,226,850	RUB	252,186	USD	3,855	—
Bank of America N.A.	5/7/2021	1,929,700	TRY	254,379	USD	—	(1,888)
Bank of America N.A.	5/7/2021	3,876,650	ZAR	254,235	USD	—	(382)
Bank of Montreal	5/7/2021	415,450	BRL	75,893	USD	—	(1,520)
Bank of Montreal	5/7/2021	56,498,050	CLP	77,222	USD	971	—
Bank of Montreal	5/7/2021	278,407,500	COP	77,933	USD	—	(1,117)
Bank of Montreal	5/7/2021	1,562,050	MXN	76,470	USD	—	(2,279)
Bank of Montreal	5/7/2021	287,700	PLN	77,455	USD	—	(173)
Bank of Montreal	5/7/2021	5,851,650	RUB	76,732	USD	1,193	—
Bank of Montreal	5/7/2021	587,300	TRY	77,389	USD	—	(544)
Bank of Montreal	5/7/2021	1,179,850	ZAR	77,401	USD	—	(142)
Canadian Imperial Bank of Commerce	5/7/2021	415,450	BRL	75,899	USD	—	(1,526)
Canadian Imperial Bank of Commerce	5/7/2021	56,498,050	CLP	77,154	USD	1,039	—
Canadian Imperial Bank of Commerce	5/7/2021	278,407,500	COP	78,193	USD	—	(1,377)
Canadian Imperial Bank of Commerce	5/7/2021	1,562,050	MXN	77,009	USD	—	(2,818)
Canadian Imperial Bank of Commerce	5/7/2021	287,700	PLN	77,380	USD	—	(98)
Canadian Imperial Bank of Commerce	5/7/2021	5,851,650	RUB	76,756	USD	1,170	—
Canadian Imperial Bank of Commerce	5/7/2021	587,300	TRY	80,469	USD	—	(3,624)

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Canadian Imperial Bank of Commerce	5/7/2021	1,179,850	ZAR	77,958	USD	$—	$(699)
Citibank N.A.	5/7/2021	415,450	BRL	75,881	USD	—	(1,508)
Citibank N.A.	5/7/2021	56,498,050	CLP	77,236	USD	957	—
Citibank N.A.	5/7/2021	278,407,500	COP	77,859	USD	—	(1,043)
Citibank N.A.	5/7/2021	1,562,050	MXN	76,473	USD	—	(2,281)
Citibank N.A.	5/7/2021	287,700	PLN	77,446	USD	—	(164)
Citibank N.A.	5/7/2021	5,851,650	RUB	76,472	USD	1,454	—
Citibank N.A.	5/7/2021	5,851,650	RUB	76,709	USD	1,217	—
Citibank N.A.	5/7/2021	32,810,000	THB	1,092,203	USD	—	(3,737)
Citibank N.A.	5/7/2021	587,300	TRY	77,371	USD	—	(526)
Citibank N.A.	5/7/2021	1,179,850	ZAR	77,375	USD	—	(116)
Goldman Sachs	5/7/2021	415,450	BRL	75,796	USD	—	(1,423)
Goldman Sachs	5/7/2021	56,498,050	CLP	77,252	USD	941	—
Goldman Sachs	5/7/2021	278,407,500	COP	77,895	USD	—	(1,079)
Goldman Sachs	5/7/2021	1,562,050	MXN	76,461	USD	—	(2,269)
Goldman Sachs	5/7/2021	287,700	PLN	77,446	USD	—	(164)
Goldman Sachs	5/7/2021	5,851,650	RUB	76,716	USD	1,210	—
Goldman Sachs	5/7/2021	587,300	TRY	77,407	USD	—	(562)
Goldman Sachs	5/7/2021	1,179,850	ZAR	77,381	USD	—	(121)
HSBC Holdings PLC	5/7/2021	415,450	BRL	75,688	USD	—	(1,315)
HSBC Holdings PLC	5/7/2021	56,498,050	CLP	77,057	USD	1,136	—
HSBC Holdings PLC	5/7/2021	278,407,500	COP	77,887	USD	—	(1,071)
HSBC Holdings PLC	5/7/2021	1,562,050	MXN	76,465	USD	—	(2,274)
HSBC Holdings PLC	5/7/2021	287,700	PLN	77,441	USD	—	(159)
HSBC Holdings PLC	5/7/2021	5,851,650	RUB	76,728	USD	1,198	—
HSBC Holdings PLC	5/7/2021	587,300	TRY	77,387	USD	—	(542)
HSBC Holdings PLC	5/7/2021	1,179,850	ZAR	77,362	USD	—	(102)
JP Morgan Chase Bank N.A.	5/7/2021	415,450	BRL	75,726	USD	—	(1,354)
JP Morgan Chase Bank N.A.	5/7/2021	56,498,050	CLP	77,261	USD	932	—
JP Morgan Chase Bank N.A.	5/7/2021	278,407,500	COP	77,938	USD	—	(1,122)
JP Morgan Chase Bank N.A.	5/7/2021	1,562,050	MXN	76,469	USD	—	(2,278)
JP Morgan Chase Bank N.A.	5/7/2021	287,700	PLN	77,444	USD	—	(162)
JP Morgan Chase Bank N.A.	5/7/2021	5,851,650	RUB	76,698	USD	1,228	—
JP Morgan Chase Bank N.A.	5/7/2021	587,300	TRY	77,434	USD	—	(589)
JP Morgan Chase Bank N.A.	5/7/2021	1,179,850	ZAR	77,381	USD	—	(122)
Morgan Stanley & Co. International	5/7/2021	415,450	BRL	75,743	USD	—	(1,370)
Morgan Stanley & Co. International	5/7/2021	56,498,050	CLP	77,284	USD	908	—
Morgan Stanley & Co. International	5/7/2021	278,407,500	COP	78,024	USD	—	(1,208)
Morgan Stanley & Co. International	5/7/2021	1,208,175,000	KRW	1,078,583	USD	—	(3,006)
Morgan Stanley & Co. International	5/7/2021	1,562,050	MXN	76,460	USD	—	(2,269)
Morgan Stanley & Co. International	5/7/2021	4,440,000	MYR	1,091,853	USD	2,904	—
Morgan Stanley & Co. International	5/7/2021	52,690,000	PHP	1,091,094	USD	—	(6,811)
Morgan Stanley & Co. International	5/7/2021	287,700	PLN	77,441	USD	—	(159)
Morgan Stanley & Co. International	5/7/2021	5,851,650	RUB	76,734	USD	1,191	—
Morgan Stanley & Co. International	5/7/2021	587,300	TRY	77,476	USD	—	(631)
Morgan Stanley & Co. International	5/7/2021	1,179,850	ZAR	77,366	USD	—	(107)
Royal Bank of Canada	5/7/2021	415,450	BRL	75,885	USD	—	(1,512)
Royal Bank of Canada	5/7/2021	56,498,050	CLP	77,225	USD	968	—
Royal Bank of Canada	5/7/2021	278,407,500	COP	77,909	USD	—	(1,093)
Royal Bank of Canada	5/7/2021	15,500,840,000	IDR	1,090,533	USD	—	(8,042)
Royal Bank of Canada	5/7/2021	80,910,000	INR	1,094,118	USD	—	(4,602)
Royal Bank of Canada	5/7/2021	1,562,050	MXN	76,469	USD	—	(2,278)
Royal Bank of Canada	5/7/2021	287,700	PLN	77,447	USD	—	(165)
Royal Bank of Canada	5/7/2021	587,300	TRY	77,417	USD	—	(572)
Royal Bank of Canada	5/7/2021	1,179,850	ZAR	77,383	USD	—	(124)

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Societe Generale	5/7/2021	415,450	BRL	75,906	USD	$—	$(1,533)
Societe Generale	5/7/2021	56,498,050	CLP	77,206	USD	987	—
Societe Generale	5/7/2021	278,407,500	COP	77,933	USD	—	(1,117)
Societe Generale	5/7/2021	1,562,050	MXN	76,522	USD	—	(2,331)
Societe Generale	5/7/2021	287,700	PLN	77,445	USD	—	(163)
Societe Generale	5/7/2021	5,851,650	RUB	76,735	USD	1,191	—
Societe Generale	5/7/2021	587,300	TRY	77,368	USD	—	(523)
Societe Generale	5/7/2021	1,179,850	ZAR	77,378	USD	—	(119)
Standard Chartered Bank	5/7/2021	415,450	BRL	75,862	USD	—	(1,490)
Standard Chartered Bank	5/7/2021	56,498,050	CLP	77,183	USD	1,010	—
Standard Chartered Bank	5/7/2021	278,407,500	COP	77,963	USD	—	(1,147)
Standard Chartered Bank	5/7/2021	1,562,050	MXN	76,466	USD	—	(2,275)
Standard Chartered Bank	5/7/2021	287,700	PLN	77,444	USD	—	(162)
Standard Chartered Bank	5/7/2021	5,851,650	RUB	76,755	USD	1,171	—
Standard Chartered Bank	5/7/2021	587,300	TRY	77,379	USD	—	(534)
Standard Chartered Bank	5/7/2021	1,179,850	ZAR	77,369	USD	—	(109)
UBS AG	5/7/2021	415,450	BRL	75,827	USD	—	(1,454)
UBS AG	5/7/2021	56,498,050	CLP	77,058	USD	1,135	—
UBS AG	5/7/2021	7,150,000	CNH	1,096,615	USD	1,611	—
UBS AG	5/7/2021	278,407,500	COP	77,859	USD	—	(1,043)
UBS AG	5/7/2021	1,562,050	MXN	76,470	USD	—	(2,279)
UBS AG	5/7/2021	287,700	PLN	77,444	USD	—	(162)
UBS AG	5/7/2021	5,851,650	RUB	76,741	USD	1,185	—
UBS AG	5/7/2021	587,300	TRY	77,423	USD	—	(577)
UBS AG	5/7/2021	1,179,850	ZAR	77,425	USD	—	(165)
						$35,935	$(112,004)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$12,675,699	$—	$12,675,699
Exchange-Traded Fund	717,860	—	—	717,860
Repurchase Agreement	—	2,960,000	—	2,960,000
Total Investments in Securities	$717,860	$15,635,699	$—	$16,353,559
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$35,935	$—	$35,935
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(112,004)	$—	$(112,004)
Total - Net	$717,860	$15,559,630	$—	$16,277,490
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2021

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 0.3%

U.S. Treasury Bond – 0.3%
1.88%, 2/15/41
(Cost: $195,546)	$198,000	$192,478

FOREIGN CORPORATE BONDS – 93.8%

Argentina – 1.7%

Arcor SAIC 6.00%, 7/6/23(a)	500,000	481,016

MercadoLibre, Inc. 2.38%, 1/14/26	200,000	200,820
3.13%, 1/14/31	200,000	197,300

YPF S.A. 8.50%, 6/27/29(b)	263,000	174,237

Total Argentina		1,053,373

Austria – 0.5%

Suzano Austria GmbH 7.00%, 3/16/47(b)(c)	226,000	296,851

Brazil – 9.7%

Arcos Dorados Holdings, Inc. 5.88%, 4/4/27(b)	200,000	212,360

Banco BTG Pactual S.A. 4.50%, 1/10/25(a)	325,000	337,605

Banco Votorantim S.A. 4.50%, 9/24/24(b)(c)	200,000	211,156

Braskem Finance Ltd. 6.45%, 2/3/24(c)	300,000	332,203

Braskem Netherlands Finance B.V. 4.50%, 1/31/30(b)	400,000	407,580

Centrais Eletricas Brasileiras S.A. 4.63%, 2/4/30(b)	570,000	578,977

Fibria Overseas Finance Ltd. 5.50%, 1/17/27	306,000	353,287

Hidrovias International Finance Sarl 4.95%, 2/8/31(b)(c)	325,000	332,963

Itau Unibanco Holding S.A.
4.63%, 2/27/25, (4.625% fixed rate until 2/27/25; 5-year Constant Maturity Treasury Rate + 3.222% thereafter)(b)(c)(d)(e)	300,000	282,750
3.88%, 4/15/31, (3.875% fixed rate until 1/15/26; 5-year Constant Maturity Treasury Rate + 3.446% thereafter)(b)(d)	275,000	275,591

Klabin Finance S.A. 4.88%, 9/19/27(b)(c)	300,000	334,219

Minerva Luxembourg S.A. 6.50%, 9/20/26(b)(c)	255,000	267,750
5.88%, 1/19/28(b)	200,000	215,450

Petrobras Global Finance B.V. 5.75%, 2/1/29	835,000	933,405
5.60%, 1/3/31	200,000	216,632

St Marys Cement, Inc. 5.75%, 1/28/27(a)	300,000	349,031
5.75%, 1/28/27(b)	200,000	232,688

Total Brazil		5,873,647

Chile – 4.8%

Celulosa Arauco y Constitucion S.A. 3.88%, 11/2/27	330,000	358,978
5.50%, 11/2/47	325,000	380,707

Colbun S.A. 3.95%, 10/11/27(b)	200,000	222,344
3.95%, 10/11/27(a)	250,000	277,929

Inversiones CMPC S.A. 4.75%, 9/15/24(a)	250,000	275,156
3.85%, 1/13/30(a)	250,000	272,344

VTR Comunicaciones SpA 5.13%, 1/15/28(b)	1,077,000	1,157,102

Total Chile		2,944,560

China – 4.1%

Alibaba Group Holding Ltd. 3.40%, 12/6/27	500,000	546,515

Baidu, Inc. 3.08%, 4/7/25	200,000	211,983

Bank of China Ltd. 5.00%, 11/13/24(a)(c)	900,000	1,016,156

China Evergrande Group 8.75%, 6/28/25(a)	200,000	163,500

CNAC HK Finbridge Co., Ltd. 4.88%, 3/14/25(a)	300,000	324,000
5.13%, 3/14/28(a)	200,000	216,594

Total China		2,478,748

Colombia – 6.0%

Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.88%, 4/21/25(a)	200,000	215,719

Bancolombia S.A.
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate +2.944% thereafter)(d)	635,000	656,828

Ecopetrol S.A. 6.88%, 4/29/30	978,000	1,196,485
5.88%, 5/28/45	70,000	75,658

Millicom International Cellular S.A. 4.50%, 4/27/31(b)(c)	500,000	536,875

Oleoducto Central S.A. 4.00%, 7/14/27(b)	250,000	269,180

Promigas S.A. ESP 3.75%, 10/16/29(b)	200,000	208,906

Transportadora de Gas Internacional S.A. ESP 5.55%, 11/1/28(b)	400,000	457,625

Total Colombia		3,617,276

Ghana – 0.3%

Tullow Oil PLC 6.25%, 4/15/22(a)	200,000	184,000

Hong Kong – 1.5%

Melco Resorts Finance Ltd. 5.75%, 7/21/28(a)	325,000	348,512
5.75%, 7/21/28(b)	275,000	294,894
5.38%, 12/4/29(a)	250,000	264,883

Total Hong Kong		908,289

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2021

Investments	Principal Amount	Value

India – 4.8%

Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(b)	$200,000	$216,688

Bharti Airtel International Netherlands B.V. 5.35%, 5/20/24(b)(c)	323,000	359,186

Bharti Airtel Ltd. 4.38%, 6/10/25(a)	200,000	216,844

ICICI Bank Ltd. 3.25%, 9/9/22(a)	200,000	205,656

Network i2i Ltd. 3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(b)(d)(e)	300,000	300,105

Reliance Industries Ltd. 3.67%, 11/30/27(b)	650,000	722,516

Vedanta Resources Finance II PLC 13.88%, 1/21/24(b)	275,000	304,133
8.95%, 3/11/25(b)	450,000	451,687

Vedanta Resources Ltd. 7.13%, 5/31/23(a)	150,000	139,289

Total India		2,916,104

Indonesia – 2.7%

Medco Bell Pte Ltd. 6.38%, 1/30/27(b)	478,000	492,340

Pertamina Persero PT 3.10%, 1/22/30(b)	250,000	254,062

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/27(b)	300,000	325,219
4.13%, 5/15/27(a)	541,000	586,478

Total Indonesia		1,658,099

Ireland – 1.5%

C&W Senior Financing DAC 6.88%, 9/15/27(a)	600,000	644,250

Sibur Securities DAC 2.95%, 7/8/25(b)	275,000	283,594

Total Ireland		927,844

Israel – 3.2%

Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(b)(d)	500,000	513,750

Israel Electric Corp., Ltd. 6.88%, 6/21/23(a)	200,000	226,312
4.25%, 8/14/28, Series GMTN(a)(b)	200,000	225,750

Teva Pharmaceutical Finance Netherlands III B.V. 2.80%, 7/21/23	170,000	167,875
3.15%, 10/1/26	850,000	797,096

Total Israel		1,930,783

Jamaica – 0.1%

Digicel Holdings Bermuda Ltd. 8.75%, 5/25/24(b)	81,000	85,227

Kazakhstan – 2.4%

KazMunayGas National Co. JSC 3.50%, 4/14/33(b)	630,000	644,963

Tengizchevroil Finance Co. International Ltd. 3.25%, 8/15/30(b)	798,000	812,164

Total Kazakhstan		1,457,127

Kuwait – 3.8%

Equate Petrochemical B.V. 4.25%, 11/3/26(a)	200,000	218,031

MEGlobal Canada ULC 5.88%, 5/18/30(b)	225,000	272,848

NBK Tier 1 Financing 2 Ltd. 4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(b)(d)(e)	1,746,000	1,813,385

Total Kuwait		2,304,264

Luxembourg – 0.9%

Altice Financing S.A. 7.50%, 5/15/26(a)	525,000	550,646

Mexico – 5.8%

Alpek S.A.B. de C.V. 4.25%, 9/18/29(b)	400,000	435,080

Banco Mercantil del Norte S.A.
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(b)(d)(e)	200,000	224,000

Cemex S.A.B. de C.V. 7.38%, 6/5/27(b)(c)	400,000	450,360
5.20%, 9/17/30(b)	200,000	218,500

Credito Real S.A.B. de C.V. SOFOM ER 8.00%, 1/21/28(b)	500,000	527,500

Grupo Bimbo S.A.B. de C.V.
5.95%, 4/17/23, (5.95% fixed rate until 4/17/23; 5-year Constant Maturity Treasury Rate + 3.28% thereafter)(b)(d)(e)	709,000	752,426

Industrias Penoles S.A.B. de C.V. 4.75%, 8/6/50(b)	335,000	347,981

Orbia Advance Corp. S.A.B. de C.V. 4.00%, 10/4/27(b)	320,000	351,200

Total Play Telecomunicaciones S.A. de C.V. 7.50%, 11/12/25(b)	225,000	220,360

Total Mexico		3,527,407

Morocco – 1.6%

OCP S.A. 5.63%, 4/25/24(a)	300,000	329,766
4.50%, 10/22/25(b)	365,000	393,515
6.88%, 4/25/44(a)	200,000	246,000

Total Morocco		969,281

Netherlands – 1.3%

Sigma Finance Netherlands B.V. 4.88%, 3/27/28(b)	200,000	230,875

VEON Holdings B.V. 4.00%, 4/9/25(b)	550,000	583,028

Total Netherlands		813,903

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2021

Investments	Principal Amount	Value

Oman – 0.9%

Oryx Funding Ltd. 5.80%, 2/3/31(b)	$250,000	$260,625

Oztel Holdings SPC Ltd. 5.63%, 10/24/23(a)	250,000	264,961

Total Oman		525,586

Panama – 1.9%

AES Panama Generation Holdings SRL 4.38%, 5/31/30(b)	625,000	663,906

Banco Nacional de Panama 2.50%, 8/11/30(a)	250,000	241,907
2.50%, 8/11/30(b)	250,000	241,908

Total Panama		1,147,721

Peru – 6.3%

Banco de Credito del Peru
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(b)(d)	300,000	307,275
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(d)	250,000	256,063

Banco Internacional del Peru S.A.A. Interbank 3.25%, 10/4/26(b)(c)	100,000	106,240

Credicorp Ltd. 2.75%, 6/17/25(b)	225,000	233,543

Inkia Energy Ltd. 5.88%, 11/9/27(a)	200,000	212,906

Kallpa Generacion S.A. 4.13%, 8/16/27(b)(c)	737,000	797,876
4.13%, 8/16/27(a)(c)	250,000	270,650

Southern Copper Corp. 5.25%, 11/8/42	860,000	1,070,700
5.88%, 4/23/45	200,000	269,500

Volcan Cia Minera S.A.A. 4.38%, 2/11/26(b)	325,000	334,750

Total Peru		3,859,503

Poland – 2.0%

Canpack S.A. 3.13%, 11/1/25(b)	1,215,000	1,234,744

Russia – 6.3%

Alfa Bank AO via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(b)(d)	350,000	368,922

Evraz PLC 5.25%, 4/2/24(a)	500,000	544,453

Gazprom PJSC via Gaz Capital S.A. 4.95%, 3/23/27(a)	335,000	378,498

Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/25, (4.599% fixed rate until 10/26/25; 5-year Constant Maturity Treasury Rate + 4.264% thereafter)(b)(d)(e)	225,000	233,831
2.95%, 1/27/29(b)	225,000	221,648

Lukoil Securities B.V. 3.88%, 5/6/30(b)	633,000	673,354

Novolipetsk Steel via Steel Funding DAC 4.00%, 9/21/24(b)	200,000	214,125
4.00%, 9/21/24(a)	250,000	267,656

Severstal OAO Via Steel Capital S.A. 3.15%, 9/16/24(b)	200,000	208,781

Sovcombank Via SovCom Capital DAC
7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)(b)(d)(e)	300,000	311,156

VTB Bank OJSC via VTB Capital S.A. 6.95%, 10/17/22(a)	353,000	377,600

Total Russia		3,800,024

Saudi Arabia – 2.1%

Saudi Arabian Oil Co. 2.25%, 11/24/30(b)	1,077,000	1,061,308

Saudi Electricity Global Sukuk Co. 2 5.06%, 4/8/43(a)	200,000	243,375

Total Saudi Arabia		1,304,683

Singapore – 1.2%

Oversea-Chinese Banking Corp., Ltd. 4.25%, 6/19/24(a)	250,000	275,703
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(b)(d)	425,000	426,636

Total Singapore		702,339

South Africa – 1.8%

AngloGold Ashanti Holdings PLC 5.13%, 8/1/22	200,000	210,813
6.50%, 4/15/40(c)	706,000	893,090

Total South Africa		1,103,903

South Korea – 3.9%

Kookmin Bank
4.35%, 7/2/24, (4.35% fixed rate until 7/2/24; 5-year Constant Maturity Treasury Rate + 2.639% thereafter)(b)(d)(e)	600,000	638,156
2.50%, 11/4/30(b)	750,000	745,115

SK Hynix, Inc. 2.38%, 1/19/31(b)	300,000	291,162

Woori Bank 4.75%, 4/30/24(a)	650,000	722,312

Total South Korea		2,396,745

Spain – 0.5%

EnfraGen Energia Sur S.A. 5.38%, 12/30/30(b)	275,000	279,163

Thailand – 2.4%

Bangkok Bank PCL
5.00%, 9/23/25, (5.00% fixed rate until 9/23/25; 5-year Constant Maturity Treasury Rate + 4.729% thereafter)(b)(d)(e)	450,000	477,070
4.45%, 9/19/28(b)	300,000	344,719

PTTEP Treasury Center Co., Ltd. 3.90%, 12/6/59(b)	600,000	629,438

Total Thailand		1,451,227

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2021

Investments	Principal Amount	Value

Turkey – 4.5%

Akbank T.A.S. 6.80%, 2/6/26(a)	$600,000	$640,781

Turk Telekomunikasyon AS 6.88%, 2/28/25(b)(c)	200,000	222,625

Turkiye Is Bankasi AS 6.13%, 4/25/24(a)	200,000	207,125

Turkiye Sinai Kalkinma Bankasi AS 5.88%, 1/14/26(b)	300,000	305,250

Turkiye Sise ve Cam Fabrikalari AS 6.95%, 3/14/26(b)(c)	500,000	555,703

Turkiye Vakiflar Bankasi TAO 6.50%, 1/8/26(b)(c)	450,000	468,563

Yapi ve Kredi Bankasi AS
7.88%, 1/22/31, (7.875% fixed rate until 1/22/26; 5-year Constant Maturity Treasury Rate + 7.415% thereafter)(b)(c)(d)	300,000	308,625

Total Turkey		2,708,672

United Arab Emirates – 3.0%

Abu Dhabi National Energy Co. PJSC 4.38%, 6/22/26(a)	400,000	458,500

DP World Crescent Ltd. 3.91%, 5/31/23(a)	200,000	211,290

DP World PLC 6.85%, 7/2/37(a)	100,000	131,359

Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/34(b)	300,000	297,600
2.94%, 9/30/40(b)	225,000	221,906

MAF Global Securities Ltd. 4.75%, 5/7/24(a)	200,000	219,313

MHP Lux S.A. 6.25%, 9/19/29(b)(c)	275,000	281,574

Total United Arab Emirates		1,821,542

Zambia – 0.3%

First Quantum Minerals Ltd. 6.88%, 3/1/26(b)	200,000	208,750
TOTAL FOREIGN CORPORATE BONDS (Cost: $55,629,848)		57,042,031

FOREIGN GOVERNMENT AGENCIES – 0.7%

Peru – 0.7%

Corporacion Financiera de Desarrollo S.A. 2.40%, 9/28/27(b)	200,000	202,031
2.40%, 9/28/27(a)	250,000	252,539
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $454,747)		454,570

FOREIGN GOVERNMENT OBLIGATIONS – 1.4%

Egypt – 0.4%

Egypt Government International Bond 7.60%, 3/1/29(b)	200,000	220,812

Ghana – 0.3%

Ghana Government International Bond 6.38%, 2/11/27(b)	200,000	206,531

Nigeria – 0.3%

Nigeria Government International Bond 6.50%, 11/28/27(a)	200,000	214,313

Ukraine – 0.4%

Ukraine Government International Bond 7.75%, 9/1/24(a)	200,000	216,156
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $824,276)		857,812

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.1%

United States – 6.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(f)
(Cost: $3,699,660)	3,699,660	3,699,660

TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $60,804,077)		62,246,551

Other Assets less Liabilities – (2.3)%		(1,421,173)

NET ASSETS – 100.0%		$60,825,378
(a)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

Security, or portion thereof, was on loan at February 28, 2021 (See Note 2). At February 28, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,400,515 and the total market value of the collateral held by the Fund was $5,595,048. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,895,388.

(d)	Rate shown reflects the accrual rate as of February 28, 2021 on securities with variable or step rates.

(e)	The security has a perpetual maturity; the date displayed is the next call date.

(f)	Rate shown represents annualized 7-day yield as of February 28, 2021.

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	34	6/21/21	$(4,512,438)	$54,984
U.S. Treasury Ultra Long Term Bond	2	6/21/21	(378,125)	1,469
Ultra 10 Year U.S. Treasury Note	44	6/21/21	(6,483,125)	65,656
			$(11,373,688)	$122,109

Long Exposure
2 Year U.S. Treasury Note	23	6/30/21	$5,077,610	$(4,279)
5 Year U.S. Treasury Note	27	6/30/21	3,347,156	(27,416)
U.S. Treasury Long Bond	15	6/21/21	2,388,281	(21,210)
			$10,813,047	$(52,905)
Total – Net			$(560,641)	$69,204
†	As of February 28, 2021, deposits at broker for futures contracts of $95,136 included cash collateral of $4,729 and previously settled variation margin gains on open futures contracts of $90,407.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$192,478	$—	$192,478
Foreign Corporate Bonds	—	57,042,031	—	57,042,031
Foreign Government Agencies	—	454,570	—	454,570
Foreign Government Obligations	—	857,812	—	857,812
Investment of Cash Collateral for Securities Loaned	—	3,699,660	—	3,699,660
Total Investments in Securities	$—	$62,246,551	$—	$62,246,551
Financial Derivative Instruments
Futures Contracts[1]	$122,109	$—	$—	$122,109
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(52,905)	$—	$—	$(52,905)
Total – Net	$69,204	$62,246,551	$—	$62,315,755
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2021

Investments	Principal Amount†		Value

FOREIGN GOVERNMENT OBLIGATIONS – 84.9%

Brazil – 7.9%

Brazil Letras do Tesouro Nacional
8.94%, 1/1/22, Series LTN(a)	1,035,000	BRL	$180,040
6.26%, 7/1/22, Series LTN(a)	5,130,000	BRL	864,781
6.18%, 7/1/23, Series LTN(a)	11,930,000	BRL	1,848,532
5.85%, 1/1/24, Series LTN(a)	12,390,000	BRL	1,836,837

Brazil Notas do Tesouro Nacional
10.00%, 1/1/23, Series F	11,435,000	BRL	2,196,555
10.00%, 1/1/25, Series F	6,249,000	BRL	1,215,774
10.00%, 1/1/27, Series F	6,680,000	BRL	1,309,984
10.00%, 1/1/29, Series F	6,160,000	BRL	1,211,515

Total Brazil			10,664,018

Chile – 2.0%

Bonos de la Tesoreria de la Republica en pesos
4.00%, 3/1/23(b)(c)	200,000,000	CLP	295,739
2.50%, 3/1/25	300,000,000	CLP	433,840
4.50%, 3/1/26	330,000,000	CLP	516,354
2.30%, 10/1/28(b)(c)	105,000,000	CLP	142,099
4.70%, 9/1/30(b)(c)	335,000,000	CLP	530,269
5.00%, 3/1/35	240,000,000	CLP	378,600
6.00%, 1/1/43, Series 30YR	250,000,000	CLP	437,998

Total Chile			2,734,899

China – 4.9%

China Government Bond
2.88%, 11/5/23, Series INBK	1,000,000	CNY	154,844
3.19%, 4/11/24, Series 1904	1,400,000	CNY	218,811
3.02%, 10/22/25, Series INBK	1,000,000	CNY	154,494
3.22%, 12/6/25, Series 1828	2,600,000	CNY	406,437
3.25%, 6/6/26, Series 1907	5,800,000	CNY	908,034
3.12%, 12/5/26, Series 1916	8,000,000	CNY	1,245,972
2.85%, 6/4/27, Series INBK	1,700,000	CNY	257,755
3.25%, 11/22/28, Series 1827	8,000,000	CNY	1,240,036
3.29%, 5/23/29, Series 1906	8,000,000	CNY	1,245,873
3.13%, 11/21/29, Series 1915	4,000,000	CNY	611,715
2.68%, 5/21/30, Series INBK	1,300,000	CNY	190,880

Total China			6,634,851

Colombia – 7.2%

Colombia Government International Bond 7.75%, 4/14/21	749,000,000	COP	208,549

Colombian TES
7.00%, 5/4/22, Series B	2,541,700,000	COP	741,808
10.00%, 7/24/24, Series B	4,908,700,000	COP	1,625,689
6.25%, 11/26/25, Series B	2,109,500,000	COP	628,696
7.50%, 8/26/26, Series B	3,709,200,000	COP	1,158,684
5.75%, 11/3/27, Series B	1,642,500,000	COP	466,734
6.00%, 4/28/28, Series B	5,345,600,000	COP	1,532,576
7.75%, 9/18/30, Series B	3,762,200,000	COP	1,173,028
7.00%, 6/30/32, Series B	4,537,500,000	COP	1,319,741
7.25%, 10/18/34, Series B	2,210,400,000	COP	649,340
7.25%, 10/26/50, Series B	900,000,000	COP	249,650

Total Colombia			9,754,495

Hungary – 1.9%

Hungary Government Bond
1.75%, 10/26/22, Series 22/B	66,770,000	HUF	227,000
6.00%, 11/24/23, Series 23/A	17,600,000	HUF	66,631
3.00%, 6/26/24, Series 24/B	213,440,000	HUF	751,032
1.00%, 11/26/25, Series 25/C	30,000,000	HUF	96,848
3.00%, 10/27/27, Series 27/A	322,740,000	HUF	1,142,436
3.00%, 8/21/30, Series 30/A	37,000,000	HUF	130,657
3.25%, 10/22/31, Series 31/A	35,000,000	HUF	125,212
3.00%, 10/27/38, Series 38/A	27,000,000	HUF	87,331

Total Hungary			2,627,147

India – 4.4%

India Government Bond
7.68%, 12/15/23	30,000,000	INR	435,120
8.40%, 7/28/24	73,000,000	INR	1,085,664
7.59%, 3/20/29	100,000,000	INR	1,446,594
7.88%, 3/19/30	100,000,000	INR	1,475,471
9.20%, 9/30/30	90,920,000	INR	1,455,614

Total India			5,898,463

Indonesia – 11.3%

Indonesia Treasury Bond
8.38%, 3/15/24, Series FR70	16,465,000,000	IDR	1,257,075
8.13%, 5/15/24, Series FR77	2,590,000,000	IDR	197,231
6.50%, 6/15/25, Series FR81	25,000,000,000	IDR	1,815,186
5.50%, 4/15/26, Series FR86	2,000,000,000	IDR	139,087
8.38%, 9/15/26, Series FR56	19,931,000,000	IDR	1,564,024
6.13%, 5/15/28, Series FR64	18,000,000,000	IDR	1,255,816
9.00%, 3/15/29, Series FR71	14,875,000,000	IDR	1,210,652
8.25%, 5/15/29, Series FR78	3,520,000,000	IDR	273,742
7.00%, 9/15/30, Series FR82	20,000,000,000	IDR	1,444,944
8.75%, 5/15/31, Series FR73	13,601,000,000	IDR	1,094,365
8.25%, 6/15/32, Series FR58	11,549,000,000	IDR	902,752
8.38%, 3/15/34, Series FR68	16,000,000,000	IDR	1,244,090
7.50%, 6/15/35, Series FR80	2,720,000,000	IDR	198,025
8.25%, 5/15/36, Series FR72	14,563,000,000	IDR	1,121,913
7.50%, 5/15/38, Series FR75	300,000,000	IDR	21,715
8.38%, 4/15/39, Series FR79	10,000,000,000	IDR	767,205
7.50%, 4/15/40, Series FR83	4,000,000,000	IDR	288,244
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	111,523

Perusahaan Penerbit SBSN Indonesia 6.63%, 10/15/24, Series PBS	5,000,000,000	IDR	362,068

Total Indonesia			15,269,657

Malaysia – 3.7%

Malaysia Government Bond
3.42%, 8/15/22, Series 0112	173,000	MYR	43,742
4.18%, 7/15/24, Series 0114	2,460,000	MYR	648,338
3.96%, 9/15/25, Series 0115	2,890,000	MYR	764,192
3.90%, 11/16/27, Series 0417	4,410,000	MYR	1,163,900
3.89%, 8/15/29, Series 0219	3,190,000	MYR	840,507
3.83%, 7/5/34, Series 0419	485,000	MYR	120,421
4.76%, 4/7/37, Series 0317	1,832,000	MYR	495,140

Malaysia Government Investment Issue
3.15%, 5/15/23, Series 0719	707,000	MYR	178,911
4.09%, 11/30/23, Series 0318	2,450,000	MYR	638,833
3.47%, 10/15/30, Series 0220	480,000	MYR	121,895

Total Malaysia			5,015,879

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2021

Investments	Principal Amount†		Value

Mexico – 5.8%

Mexican Bonos
8.00%, 9/5/24, Series M	13,000,000	MXN	$688,088
5.75%, 3/5/26, Series M	25,000,000	MXN	1,229,598
8.50%, 5/31/29, Series M 20	5,970,000	MXN	334,281
7.75%, 5/29/31, Series M	20,133,000	MXN	1,074,156
7.75%, 11/23/34, Series M	11,319,000	MXN	596,684
10.00%, 11/20/36, Series M 30	9,237,000	MXN	576,557
8.50%, 11/18/38, Series M 30	24,854,000	MXN	1,376,380
7.75%, 11/13/42, Series M	19,142,000	MXN	982,268
8.00%, 11/7/47, Series M	20,000,000	MXN	1,049,061

Total Mexico			7,907,073

Peru – 3.6%

Peru Government Bond 6.15%, 8/12/32	101,000	PEN	31,577

Peruvian Government International Bond
8.20%, 8/12/26(b)	4,553,000	PEN	1,648,812
6.95%, 8/12/31(b)	5,786,000	PEN	1,944,127
6.90%, 8/12/37(b)	3,875,000	PEN	1,226,909

Total Peru			4,851,425

Philippines – 2.0%

Philippine Government International Bond
3.90%, 11/26/22	39,000,000	PHP	828,002
6.25%, 1/14/36	70,000,000	PHP	1,886,587

Total Philippines			2,714,589

Poland – 4.9%

Republic of Poland Government Bond
2.50%, 1/25/23, Series 0123	1,300,000	PLN	365,025
2.50%, 7/25/26, Series 0726	8,595,000	PLN	2,505,843
2.50%, 7/25/27, Series 0727	8,905,000	PLN	2,604,855
2.75%, 10/25/29, Series 1029	2,750,000	PLN	814,819
1.25%, 10/25/30, Series 1030	1,500,000	PLN	390,257

Total Poland			6,680,799

Romania – 3.7%

Romania Government Bond
3.50%, 12/19/22, Series 7Y	5,135,000	RON	1,308,286
5.85%, 4/26/23, Series 10Y	3,470,000	RON	927,669
3.25%, 4/29/24, Series 7Y	435,000	RON	110,699
4.75%, 2/24/25, Series 10Y	2,410,000	RON	647,523
4.85%, 4/22/26, Series 7Y	2,000,000	RON	546,134
5.80%, 7/26/27, Series 15Y	2,880,000	RON	833,864
4.15%, 1/26/28, Series 8Y	940,000	RON	246,700
5.00%, 2/12/29, Series 10Y	500,000	RON	138,522
3.65%, 9/24/31, Series 15Y	1,250,000	RON	307,968

Total Romania			5,067,365

Russia – 10.3%

Russian Federal Bond – OFZ
7.40%, 12/7/22, Series 6220	28,000,000	RUB	390,070
7.00%, 1/25/23, Series 6211	38,349,000	RUB	531,867
7.00%, 8/16/23, Series 6215	67,505,000	RUB	940,533
6.50%, 2/28/24, Series 6223	119,910,000	RUB	1,642,793
7.40%, 7/17/24, Series 6227	90,000,000	RUB	1,264,957
7.10%, 10/16/24, Series 6222	81,486,000	RUB	1,134,859
4.50%, 7/16/25, Series 6234	46,046,000	RUB	580,277

7.15%, 11/12/25, Series 6229	58,668,000	RUB	818,113
7.75%, 9/16/26, Series 6219	58,000,000	RUB	831,053
8.15%, 2/3/27, Series 6207	6,876,000	RUB	100,405
7.05%, 1/19/28, Series 6212	104,885,000	RUB	1,453,580
6.90%, 5/23/29, Series 6224	55,000,000	RUB	750,350
7.65%, 4/10/30, Series 6228	11,000,000	RUB	157,391
8.50%, 9/17/31, Series 6218	51,440,000	RUB	779,831
7.70%, 3/23/33, Series 6221	83,865,000	RUB	1,196,056
7.25%, 5/10/34, Series 6225	65,860,000	RUB	906,113
7.70%, 3/16/39, Series 6230	38,765,000	RUB	557,259

Total Russia			14,035,507

South Africa – 5.2%

Republic of South Africa Government Bond
8.00%, 1/31/30, Series 2030(d)	18,555,000	ZAR	1,146,119
7.00%, 2/28/31, Series R213	15,267,000	ZAR	850,174
8.25%, 3/31/32, Series 2032	8,000,000	ZAR	474,773
8.88%, 2/28/35, Series 2035	3,650,000	ZAR	214,235
6.25%, 3/31/36, Series R209	17,301,600	ZAR	792,243
8.50%, 1/31/37, Series 2037	8,000,000	ZAR	441,369
9.00%, 1/31/40, Series 2040	14,300,000	ZAR	811,492
6.50%, 2/28/41, Series R214	4,005,000	ZAR	173,368
8.75%, 1/31/44, Series 2044	19,155,000	ZAR	1,042,820
8.75%, 2/28/48, Series 2048	20,120,000	ZAR	1,095,450

Total South Africa			7,042,043

Thailand – 2.9%

Thailand Government Bond
2.00%, 12/17/22	16,000,000	THB	544,508
1.45%, 12/17/24	7,615,000	THB	258,373
0.95%, 6/17/25	12,000,000	THB	398,663
3.85%, 12/12/25	5,480,000	THB	205,551
2.13%, 12/17/26	10,000,000	THB	348,979
2.88%, 12/17/28	3,615,000	THB	131,917
4.88%, 6/22/29	9,167,000	THB	380,881
3.65%, 6/20/31	14,000,000	THB	546,536
1.60%, 6/17/35	4,000,000	THB	126,189
3.40%, 6/17/36	19,285,000	THB	753,060
2.88%, 6/17/46	5,985,000	THB	214,453

Total Thailand			3,909,110

Turkey – 3.2%

Turkey Government Bond
11.00%, 3/2/22	5,620,000	TRY	730,721
12.20%, 1/18/23	8,000,000	TRY	1,045,026
16.20%, 6/14/23	2,030,000	TRY	283,921
9.00%, 7/24/24	733,000	TRY	87,005
8.00%, 3/12/25	6,257,000	TRY	702,626
10.60%, 2/11/26	2,290,000	TRY	279,073
11.00%, 2/24/27	5,556,000	TRY	679,333
10.50%, 8/11/27	4,910,000	TRY	590,418

Total Turkey			4,398,123
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $125,746,991)			115,205,443

SUPRANATIONAL BONDS – 8.1%

European Bank for Reconstruction & Development 6.45%, 12/13/22	7,910,000,000	IDR	564,754

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2021

Investments	Principal Amount†		Value

European Investment Bank
7.63%, 1/12/22	18,000,000	MXN	$887,669
7.50%, 7/30/23	38,000,000	MXN	1,938,426
8.13%, 12/21/26	9,740,000	ZAR	678,014
8.00%, 5/5/27(b)	24,500,000	ZAR	1,687,441

International Bank for Reconstruction & Development 8.25%, 12/21/26	12,675,000	ZAR	884,900

International Finance Corp.
5.75%, 3/2/23	40,000,000	MXN	1,932,331
7.50%, 1/18/28	37,000,000	MXN	1,886,141
5.50%, 2/28/28	44,850,000	RUB	604,900
TOTAL SUPRANATIONAL BONDS (Cost: $10,990,694)			11,064,576

REPURCHASE AGREEMENT – 4.3%

United States – 4.3%

Citigroup, Inc., tri-party repurchase agreement dated 2/26/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.02% due 3/1/21; Proceeds at maturity – $5,810,010 (fully collateralized by Fannie Mae Pool, 2.00% – 2.50% due 1/1/51; Market value including accrued interest – $6,100,501)

(Cost: $5,810,000)	5,810,000		5,810,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%

United States – 0.7%

State Street Navigator Securities Lending
Government Money Market Portfolio, 0.05%(e)
(Cost: $916,447)	916,447		916,447

TOTAL INVESTMENTS IN SECURITIES – 98.0% (Cost: $143,464,132)			132,996,466

Other Assets less Liabilities – 2.0%			2,671,210

NET ASSETS – 100.0%			$135,667,676

†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2021.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)

Security, or portion thereof, was on loan at February 28, 2021 (See Note 2). At February 28, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $892,867 and the total market value of the collateral held by the Fund was $916,447.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	3/17/2021	18,240,000	INR	248,942	USD	$—	$(1,222)
Bank of America N.A.	3/17/2021	9,060,000	INR	124,811	USD	—	(1,766)
Bank of America N.A.	3/17/2021	4,000,000	MXN	194,078	USD	—	(3,087)
Bank of America N.A.	3/17/2021	400,000	PLN	108,004	USD	—	(601)
Bank of America N.A.	3/17/2021	449,373	USD	9,000,000	MXN	19,644	—
Bank of Montreal	3/17/2021	4,800,000	CNY	730,038	USD	12,127	—
Bank of Montreal	3/17/2021	9,000,000	INR	124,087	USD	—	(1,856)
Bank of Montreal	3/17/2021	497,602	USD	36,736,000	INR	—	(1,315)
Barclays Bank PLC	3/17/2021	11,740,000	PLN	3,189,226	USD	—	(36,950)
Citibank N.A.	3/17/2021	5,100,000	CNY	776,669	USD	11,881	—
Citibank N.A.	3/17/2021	3,550,000	CNY	547,586	USD	1,307	—
Citibank N.A.	3/17/2021	523,709	USD	39,032,000	INR	—	(6,391)
Goldman Sachs	3/3/2021	548,157	USD	3,550,000	CNY	—	(1,379)
Goldman Sachs	3/17/2021	5,000,000	TRY	661,523	USD	7,799	—
HSBC Holdings PLC	3/17/2021	9,000,000	MXN	449,339	USD	—	(19,610)
HSBC Holdings PLC	3/17/2021	500,000	PLN	138,333	USD	—	(4,079)
JP Morgan Chase Bank N.A.	3/17/2021	10,000,000	MXN	492,407	USD	—	(14,930)
Morgan Stanley & Co. International	3/17/2021	5,100,000	CNY	776,865	USD	11,685	—
Morgan Stanley & Co. International	3/17/2021	523,659	USD	39,032,000	INR	—	(6,440)
Royal Bank of Canada	3/17/2021	121,090	USD	9,000,000	INR	—	(1,141)
UBS AG	3/17/2021	500,000	PLN	135,343	USD	—	(1,090)
						$64,443	$(101,857)

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$115,205,443	$—	$115,205,443
Supranational Bonds	—	11,064,576	—	11,064,576
Repurchase Agreement	—	5,810,000	—	5,810,000
Investment of Cash Collateral for Securities Loaned	—	916,447	—	916,447
Total Investments in Securities	$—	$132,996,466	$—	$132,996,466
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$64,443	$—	$64,443
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(101,857)	$—	$(101,857)
Total – Net	$—	$132,959,052	$—	$132,959,052
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

February 28, 2021

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 100.0%

U.S. Treasury Notes – 100.0%

U.S. Treasury Floating Rate Notes
0.14%, 4/30/22, (3-month U.S. Treasury Bill Money Market Yield + 0.114%)*	$253,608,000	$253,874,387
0.09%, 7/31/22, (3-month U.S. Treasury Bill Money Market Yield + 0.055%)*	278,154,000	278,262,277
0.09%, 10/31/22, (3-month U.S. Treasury Bill Money Market Yield + 0.055%)*	302,703,000	302,803,479

0.08%, 1/31/23, (3-month U.S. Treasury Bill Money Market Yield + 0.049%)*	220,800,000	220,834,604

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,055,407,341)		1,055,774,747

Other Assets less Liabilities – 0.0%		52,378

NET ASSETS – 100.0%		$1,055,827,125
*	Floating rate note. Coupon shown is in effect at February 28, 2021. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,055,774,747	$—	$1,055,774,747
Total Investments in Securities	$—	$1,055,774,747	$—	$1,055,774,747

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2021

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 1.5%

U.S. Treasury Note – 1.5%
0.13%, 2/15/24
(Cost: $1,894,304)	$1,899,000	$1,891,063

U.S. CORPORATE BONDS – 93.3%

United States – 93.3%

Acadia Healthcare Co., Inc. 5.63%, 2/15/23	375,000	375,000

ADT Security Corp. (The) 3.50%, 7/15/22	323,000	329,069
4.88%, 7/15/32(a)	242,000	256,130

AECOM 5.88%, 10/15/24	339,000	376,856
5.13%, 3/15/27	156,000	171,009

Allison Transmission, Inc. 5.88%, 6/1/29(a)	192,000	209,533

Ally Financial, Inc. 5.75%, 11/20/25	205,000	234,514
8.00%, 11/1/31	350,000	498,775

AMC Networks, Inc. 5.00%, 4/1/24	72,000	73,184
4.75%, 8/1/25(b)	318,000	328,065

American Axle & Manufacturing, Inc. 6.25%, 4/1/25(b)	342,000	352,711

AmeriGas Partners L.P. 5.63%, 5/20/24	182,000	201,600
5.50%, 5/20/25	358,000	392,468
5.75%, 5/20/27(b)	252,000	283,961

Amkor Technology, Inc. 6.63%, 9/15/27(a)	192,000	208,598

Antero Midstream Partners L.P. 5.38%, 9/15/24	548,000	555,469
5.75%, 1/15/28(a)	295,000	297,841

Antero Resources Corp. 5.63%, 6/1/23	300,000	300,945

Aramark Services, Inc. 6.38%, 5/1/25(a)	338,000	357,286
5.00%, 2/1/28(a)(b)	318,000	327,556

Archrock Partners L.P. 6.25%, 4/1/28(a)	282,000	294,315

ASGN, Inc. 4.63%, 5/15/28(a)	161,000	168,002

Avantor Funding, Inc. 4.63%, 7/15/28(a)	160,000	167,379

B&G Foods, Inc. 5.25%, 4/1/25(b)	242,000	248,384
5.25%, 9/15/27(b)	136,000	142,845

Ball Corp. 4.00%, 11/15/23	143,000	152,328
2.88%, 8/15/30	220,000	213,629

Bausch Health Americas, Inc. 9.25%, 4/1/26(a)	500,000	555,040

Beacon Roofing Supply, Inc. 4.88%, 11/1/25(a)	383,000	387,305

Bed Bath & Beyond, Inc. 5.17%, 8/1/44(b)	258,000	231,411

Berry Global, Inc. 4.88%, 7/15/26(a)	368,000	393,403

Black Knight InfoServ LLC 3.63%, 9/1/28(a)	160,000	159,091

Boyd Gaming Corp. 6.38%, 4/1/26	342,000	353,443
6.00%, 8/15/26	358,000	370,924
4.75%, 12/1/27	242,000	246,247

Brink’s Co. (The) 4.63%, 10/15/27(a)	192,000	198,033

Brookfield Property REIT, Inc. 5.75%, 5/15/26(a)	388,000	400,129

Builders FirstSource, Inc. 5.00%, 3/1/30(a)	308,000	324,435

Caesars Resort Collection LLC 5.75%, 7/1/25(a)	650,000	683,410
5.25%, 10/15/25(a)	350,000	348,135

Carnival Corp. 11.50%, 4/1/23(a)	600,000	684,516
9.88%, 8/1/27(a)	570,000	656,064

CCO Holdings LLC 4.00%, 3/1/23(a)(b)	157,000	158,672
5.75%, 2/15/26(a)	463,000	478,626
5.13%, 5/1/27(a)	288,000	302,037
5.88%, 5/1/27(a)	196,000	203,187
4.75%, 3/1/30(a)	620,000	647,280
4.50%, 8/15/30(a)	534,000	553,609

CDK Global, Inc. 5.00%, 10/15/24	10,000	11,049
5.25%, 5/15/29(a)	48,000	51,713

CDW LLC 5.50%, 12/1/24	56,000	61,867
4.13%, 5/1/25	106,000	109,682
4.25%, 4/1/28	146,000	151,624

Cedar Fair L.P. 5.50%, 5/1/25(a)	242,000	254,042

Centene Corp. 5.38%, 6/1/26(a)	250,000	261,600
3.00%, 10/15/30	410,000	417,470

CF Industries, Inc. 3.45%, 6/1/23	222,000	231,879
5.38%, 3/15/44	242,000	302,928

Charter Communications Operating LLC 3.70%, 4/1/51	390,000	368,035

Chemours Co. (The) 7.00%, 5/15/25(b)	408,000	420,811
5.38%, 5/15/27(b)	167,000	177,209

Churchill Downs, Inc. 5.50%, 4/1/27(a)	242,000	252,225

Cinemark USA, Inc. 4.88%, 6/1/23	327,000	323,540

Clearway Energy Operating LLC 5.75%, 10/15/25	242,000	253,422
4.75%, 3/15/28(a)	288,000	307,964

Cleveland-Cliffs, Inc. 9.88%, 10/17/25(a)	224,000	262,593

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2021

Investments	Principal Amount	Value
6.75%, 3/15/26(a)	$388,000	$418,144
5.88%, 6/1/27(b)	108,000	110,625

CNX Resources Corp. 7.25%, 3/14/27(a)	300,000	322,020

Colfax Corp. 6.00%, 2/15/24(a)	523,000	540,589

CommScope Technologies LLC 6.00%, 6/15/25(a)	417,000	424,710
5.00%, 3/15/27(a)(b)	398,000	390,565

CommScope, Inc. 5.50%, 3/1/24(a)	486,000	500,332
6.00%, 3/1/26(a)	212,000	223,102
8.25%, 3/1/27(a)(b)	409,000	431,761

Community Health Systems, Inc. 6.63%, 2/15/25(a)	482,000	507,199
8.00%, 3/15/26(a)	242,000	258,863
8.00%, 12/15/27(a)	210,000	230,460

Compass Minerals International, Inc. 6.75%, 12/1/27(a)	288,000	312,909

Consolidated Communications, Inc. 6.50%, 10/1/28(a)(b)	290,000	311,283

Continental Resources, Inc. 4.50%, 4/15/23	50,000	51,444
4.90%, 6/1/44	252,000	252,451

Cornerstone Building Brands, Inc. 8.00%, 4/15/26(a)	298,000	309,464

Coty, Inc. 6.50%, 4/15/26(a)	348,000	343,640

Crestwood Midstream Partners L.P. 6.25%, 4/1/23	150,000	150,449
5.63%, 5/1/27(a)(b)	160,000	158,838

Crown Americas LLC 4.50%, 1/15/23	323,000	339,867

CSC Holdings LLC 5.25%, 6/1/24	310,000	334,304
5.50%, 4/15/27(a)	260,000	273,858
7.50%, 4/1/28(a)	370,000	408,240
6.50%, 2/1/29(a)	400,000	443,320
5.75%, 1/15/30(a)	610,000	651,864
3.38%, 2/15/31(a)	410,000	393,928

CVR Partners L.P. 9.25%, 6/15/23(a)	505,000	513,418

DaVita, Inc. 3.75%, 2/15/31(a)	1,002,000	956,609

Del Monte Foods, Inc. 11.88%, 5/15/25(a)	146,000	165,198

Delta Air Lines, Inc. 3.63%, 3/15/22(b)	422,000	429,381
3.80%, 4/19/23	242,000	249,311
2.90%, 10/28/24	242,000	240,916
3.75%, 10/28/29(b)	498,000	494,499

Diamond Resorts International, Inc. 7.75%, 9/1/23(a)	364,000	376,118

Diamond Sports Group LLC 5.38%, 8/15/26(a)	1,279,000	907,335
6.63%, 8/15/27(a)(b)	655,000	338,773

DISH DBS Corp. 5.88%, 7/15/22	720,000	751,147
5.00%, 3/15/23	471,000	486,129
5.88%, 11/15/24(b)	631,000	661,092
7.75%, 7/1/26(b)	560,000	616,510

Diversified Healthcare Trust 4.75%, 2/15/28	190,000	188,602

Elanco Animal Health, Inc. 5.27%, 8/28/23	551,000	596,452

Element Solutions, Inc. 3.88%, 9/1/28(a)	160,000	159,902

EMC Corp. 3.38%, 6/1/23	101,000	104,706

Encompass Health Corp. 4.75%, 2/1/30	192,000	203,637

EnLink Midstream Partners L.P. 4.40%, 4/1/24	209,000	211,025
5.45%, 6/1/47	220,000	181,933

Entegris, Inc. 4.63%, 2/10/26(a)	151,000	156,139

EQM Midstream Partners L.P. 6.50%, 7/1/27(a)	500,000	537,135
6.50%, 7/15/48	500,000	480,505

ESH Hospitality, Inc. 5.25%, 5/1/25(a)	192,000	195,796
4.63%, 10/1/27(a)	212,000	215,392

Fluor Corp. 4.25%, 9/15/28(b)	360,000	367,639

Ford Motor Co. 8.50%, 4/21/23	242,000	270,718
9.00%, 4/22/25	242,000	292,980
9.63%, 4/22/30(b)	202,000	286,777
5.29%, 12/8/46	390,000	413,264

Ford Motor Credit Co. LLC 3.22%, 1/9/22	70,000	70,902
3.35%, 11/1/22	90,000	91,519
4.14%, 2/15/23	660,000	681,595
3.66%, 9/8/24	20,000	20,640
4.39%, 1/8/26	10,000	10,607
4.54%, 8/1/26	180,000	192,474

Freeport-McMoRan, Inc. 3.88%, 3/15/23	825,000	861,952
4.55%, 11/14/24	480,000	530,011
5.00%, 9/1/27	252,000	269,476
5.45%, 3/15/43	646,000	803,753

Gap, Inc. (The) 8.38%, 5/15/23(a)(b)	49,000	56,221
8.63%, 5/15/25(a)	288,000	321,756
8.88%, 5/15/27(a)	288,000	337,487

Genesis Energy L.P. 7.75%, 2/1/28	420,000	415,737

Genworth Mortgage Holdings, Inc. 6.50%, 8/15/25(a)	150,000	162,281

GLP Capital L.P. 4.00%, 1/15/31	160,000	170,958

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2021

Investments	Principal Amount	Value

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/23(b)	$382,000	$384,980
5.00%, 5/31/26	290,000	296,925
4.88%, 3/15/27(b)	277,000	290,099

Gray Television, Inc. 5.88%, 7/15/26(a)	338,000	350,935
7.00%, 5/15/27(a)(b)	338,000	369,718

Greif, Inc. 6.50%, 3/1/27(a)(b)	288,000	303,938

Griffon Corp. 5.75%, 3/1/28	242,000	254,342

GrubHub Holdings, Inc. 5.50%, 7/1/27(a)	272,000	283,386

Hanesbrands, Inc. 4.63%, 5/15/24(a)	173,000	183,531
4.88%, 5/15/26(a)	66,000	71,269

HAT Holdings I LLC 5.25%, 7/15/24(a)(b)	155,000	160,623

HCA, Inc. 5.88%, 5/1/23	245,000	267,971
5.38%, 2/1/25	596,000	669,517
3.50%, 9/1/30	400,000	414,748

Hilton Domestic Operating Co., Inc. 4.88%, 1/15/30(b)	136,000	146,662

Horizon Therapeutics USA, Inc. 5.50%, 8/1/27(a)	310,000	330,277

Hughes Satellite Systems Corp. 5.25%, 8/1/26	214,000	237,822
6.63%, 8/1/26	242,000	270,529

iHeartCommunications, Inc. 8.38%, 5/1/27	600,000	636,678
4.75%, 1/15/28(a)	510,000	521,679

Ingram Micro, Inc. 5.45%, 12/15/24	174,000	199,700

IQVIA, Inc. 5.00%, 5/15/27(a)	250,000	262,060

Iron Mountain, Inc. 4.88%, 9/15/27(a)	146,000	152,358
5.25%, 3/15/28(a)	126,000	131,907
4.50%, 2/15/31(a)	830,000	825,302

J2 Global, Inc. 4.63%, 10/15/30(a)	160,000	166,218

JBS USA LUX S.A. 6.75%, 2/15/28(a)	116,000	127,610
6.50%, 4/15/29(a)	288,000	324,363
5.50%, 1/15/30(a)	11,000	12,325

Kaiser Aluminum Corp. 4.63%, 3/1/28(a)	194,000	202,635

Kraft Heinz Foods Co. 3.75%, 4/1/30	156,000	170,452
5.00%, 7/15/35	76,000	91,418
6.88%, 1/26/39	262,000	366,252
4.63%, 10/1/39	242,000	270,796
5.20%, 7/15/45	404,000	484,319
4.38%, 6/1/46	434,000	469,545
4.88%, 10/1/49	242,000	283,585
5.50%, 6/1/50	136,000	173,050

L Brands, Inc. 7.50%, 6/15/29	280,000	316,831
6.63%, 10/1/30(a)	300,000	336,633
6.88%, 11/1/35	449,000	545,463
6.75%, 7/1/36	540,000	650,565

Ladder Capital Finance Holdings LLLP 4.25%, 2/1/27(a)	242,000	235,050

Lamb Weston Holdings, Inc. 4.63%, 11/1/24(a)	252,000	261,775

Lennar Corp. 4.50%, 4/30/24	177,000	194,539

Level 3 Financing, Inc. 3.63%, 1/15/29(a)	450,000	441,428

Lions Gate Capital Holdings LLC 6.38%, 2/1/24(a)	240,000	246,266
5.88%, 11/1/24(a)	330,000	336,062

Live Nation Entertainment, Inc. 4.88%, 11/1/24(a)	288,000	291,321
4.75%, 10/15/27(a)(b)	338,000	341,755

LPL Holdings, Inc. 5.75%, 9/15/25(a)	438,000	451,530

Lumen Technologies, Inc. 5.80%, 3/15/22, Series T	721,000	748,290
7.50%, 4/1/24, Series Y(b)	54,000	60,790
5.63%, 4/1/25	424,000	454,681
5.13%, 12/15/26(a)(b)	123,000	128,402
4.00%, 2/15/27(a)	298,000	305,125

Marriott Ownership Resorts, Inc. 6.13%, 9/15/25(a)	192,000	204,822
6.50%, 9/15/26(b)	242,000	252,157

Mattel, Inc. 6.75%, 12/31/25(a)	358,000	376,373

Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/24(a)	65,000	68,335

MDC Partners, Inc. 7.50%, 5/1/24(a)(c)	422,000	427,600

MEDNAX, Inc. 6.25%, 1/15/27(a)	204,000	215,771

Meredith Corp. 6.88%, 2/1/26(b)	521,000	532,222

MGM Growth Properties Operating Partnership L.P. 5.63%, 5/1/24	474,000	512,361
5.75%, 2/1/27	430,000	486,356

MGM Resorts International 7.75%, 3/15/22	1,065,000	1,126,238
6.00%, 3/15/23	340,000	363,004
6.75%, 5/1/25	192,000	205,647
5.75%, 6/15/25	202,000	222,824

Molina Healthcare, Inc. 5.38%, 11/15/22	134,000	141,641
3.88%, 11/15/30(a)(b)	200,000	209,836

Moog, Inc. 4.25%, 12/15/27(a)	128,000	131,656

MPT Operating Partnership L.P. 5.25%, 8/1/26	262,000	272,519

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2021

Investments	Principal Amount	Value

MSCI, Inc. 4.00%, 11/15/29(a)	$308,000	$327,133

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/27(a)	352,000	371,216

Navient Corp. 6.50%, 6/15/22	141,000	146,486
5.50%, 1/25/23	75,000	77,818
7.25%, 9/25/23	95,000	103,279
6.13%, 3/25/24	632,000	666,684
5.88%, 10/25/24	242,000	255,230
6.75%, 6/15/26(b)	31,000	33,239

NCR Corp. 6.13%, 9/1/29(a)(b)	242,000	259,826

Newell Brands, Inc. 4.35%, 4/1/23	154,000	162,096
4.70%, 4/1/26	298,000	330,723
6.00%, 4/1/46	197,000	249,698

Newmark Group, Inc. 6.13%, 11/15/23	134,000	146,388

Nexstar Broadcasting, Inc. 5.63%, 7/15/27(a)	580,000	613,234
4.75%, 11/1/28(a)	250,000	255,535

NextEra Energy Operating Partners L.P. 4.25%, 7/15/24(a)	338,000	359,118
4.25%, 9/15/24(a)	36,000	38,273

Nielsen Finance LLC 5.00%, 4/15/22(a)	2,000	2,007
5.88%, 10/1/30(a)	370,000	400,347

Nordstrom, Inc. 5.00%, 1/15/44(b)	420,000	399,000

NRG Energy, Inc. 7.25%, 5/15/26	136,000	141,526
5.25%, 6/15/29(a)	242,000	256,721

NuStar Logistics L.P. 5.63%, 4/28/27	282,000	298,452

Occidental Petroleum Corp. 2.70%, 2/15/23	140,000	137,113
2.90%, 8/15/24	726,000	707,327
3.50%, 6/15/25	252,000	248,492
3.40%, 4/15/26	192,000	186,557
7.50%, 5/1/31	290,000	345,431
6.45%, 9/15/36	288,000	329,351
4.10%, 2/15/47	442,000	376,491
4.40%, 8/15/49(b)	342,000	301,815

Olin Corp. 5.13%, 9/15/27(b)	252,000	261,735
5.00%, 2/1/30	360,000	377,701

OneMain Finance Corp. 6.13%, 5/15/22	333,000	349,134
6.13%, 3/15/24	315,000	338,455
8.88%, 6/1/25	146,000	160,558
7.13%, 3/15/26	404,000	468,264
5.38%, 11/15/29	530,000	560,904

Owens-Brockway Glass Container, Inc. 5.88%, 8/15/23(a)(b)	355,000	381,561

Par Pharmaceutical, Inc. 7.50%, 4/1/27(a)	380,000	408,762

Patterson-UTI Energy, Inc. 3.95%, 2/1/28	163,000	153,823

PBF Holding Co. LLC 9.25%, 5/15/25(a)(b)	166,000	162,134
7.25%, 6/15/25	452,000	313,245
6.00%, 2/15/28	470,000	299,052

PBF Logistics L.P. 6.88%, 5/15/23	323,000	314,421

Performance Food Group, Inc. 5.50%, 10/15/27(a)	242,000	254,703

Pilgrim’s Pride Corp. 5.75%, 3/15/25(a)	288,000	294,287
5.88%, 9/30/27(a)	96,000	103,100

Plains All American Pipeline L.P. 4.90%, 2/15/45	160,000	160,670

Plantronics, Inc. 5.50%, 5/31/23(a)	391,000	393,424

Post Holdings, Inc. 5.00%, 8/15/26(a)	404,000	421,768
5.75%, 3/1/27(a)	388,000	406,915
5.63%, 1/15/28(a)	340,000	357,568
4.63%, 4/15/30(a)	512,000	520,269

Prestige Brands, Inc. 6.38%, 3/1/24(a)	292,000	296,654

Prime Healthcare Services, Inc. 7.25%, 11/1/25(a)	300,000	322,740

Prime Security Services Borrower LLC 5.25%, 4/15/24(a)	471,000	503,735
5.75%, 4/15/26(a)	312,000	336,642
6.25%, 1/15/28(a)	484,000	502,886

PulteGroup, Inc. 5.00%, 1/15/27(b)	63,000	73,771

Qorvo, Inc. 4.38%, 10/15/29	198,000	213,650

QVC, Inc. 4.38%, 3/15/23	172,000	180,643
4.85%, 4/1/24	56,000	60,241
4.45%, 2/15/25	272,000	289,664
4.75%, 2/15/27	204,000	215,175

Radian Group, Inc. 6.63%, 3/15/25	196,000	218,987

RBS Global, Inc. 4.88%, 12/15/25(a)	192,000	197,075

Realogy Group LLC 9.38%, 4/1/27(a)	342,000	376,757

Rite Aid Corp. 8.00%, 11/15/26(a)	416,000	438,751

Sabre GLBL, Inc. 9.25%, 4/15/25(a)	192,000	228,783

Sally Holdings LLC 5.63%, 12/1/25	250,000	257,978

Scientific Games International, Inc. 8.25%, 3/15/26(a)	434,000	460,253
7.00%, 5/15/28(a)	252,000	267,475
7.25%, 11/15/29(a)	272,000	295,933

Scripps Escrow, Inc. 5.88%, 7/15/27(a)	192,000	200,081

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2021

Investments	Principal Amount	Value

Select Medical Corp. 6.25%, 8/15/26(a)	$378,000	$404,524

Service Corp. International 4.63%, 12/15/27	192,000	202,835

Service Properties Trust 7.50%, 9/15/25	410,000	466,449

Silgan Holdings, Inc. 4.13%, 2/1/28	298,000	309,375

Sirius XM Radio, Inc. 3.88%, 8/1/22(a)	302,000	304,177
4.63%, 7/15/24(a)	322,000	332,153
5.50%, 7/1/29(a)	388,000	420,382
4.13%, 7/1/30(a)(b)	290,000	294,713

Six Flags Theme Parks, Inc. 7.00%, 7/1/25(a)	332,000	357,952

SM Energy Co. 10.00%, 1/15/25(a)(b)	130,000	146,448

Spectrum Brands, Inc. 5.75%, 7/15/25	242,000	249,541

Spirit AeroSystems, Inc. 7.50%, 4/15/25(a)	240,000	254,314
4.60%, 6/15/28(b)	192,000	185,862

Sprint Communications, Inc. 6.00%, 11/15/22	324,000	346,972

Sprint Corp. 7.88%, 9/15/23	636,000	734,860
7.13%, 6/15/24	422,000	486,946
7.63%, 3/1/26	262,000	321,846

SS&C Technologies, Inc. 5.50%, 9/30/27(a)	484,000	511,443

SSL Robotics LLC 9.75%, 12/31/23(a)	444,000	497,715

Starwood Property Trust, Inc. 5.00%, 12/15/21	448,000	455,240

Stericycle, Inc. 5.38%, 7/15/24(a)	458,000	473,462

SunCoke Energy Partners L.P. 7.50%, 6/15/25(a)	192,000	199,837

T-Mobile USA, Inc. 4.00%, 4/15/22	538,000	555,211

Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	140,000	150,672

TEGNA, Inc. 4.63%, 3/15/28(a)	288,000	295,168
5.00%, 9/15/29	415,000	432,986

Tenet Healthcare Corp. 6.75%, 6/15/23	567,000	612,683
4.63%, 7/15/24	438,000	446,940
4.63%, 9/1/24(a)	330,000	340,702
4.88%, 1/1/26(a)	358,000	371,239
6.25%, 2/1/27(a)	192,000	202,879
6.13%, 10/1/28(a)	554,000	583,794

Tenneco, Inc. 5.00%, 7/15/26(b)	192,000	180,707

Terex Corp. 5.63%, 2/1/25(a)	242,000	248,616

TerraForm Power Operating LLC 4.25%, 1/31/23(a)	347,000	356,490
4.75%, 1/15/30(a)	326,000	343,897

TransDigm, Inc. 6.50%, 5/15/25	86,000	87,833
8.00%, 12/15/25(a)	56,000	61,028
6.25%, 3/15/26(a)	358,000	377,457
6.38%, 6/15/26	560,000	577,158
7.50%, 3/15/27	328,000	349,897
5.50%, 11/15/27	288,000	296,018

Transocean, Inc. 11.50%, 1/30/27(a)	333,000	273,786

TreeHouse Foods, Inc. 6.00%, 2/15/24(a)	160,000	163,061

Tronox, Inc. 6.50%, 4/15/26(a)	288,000	297,838

Tutor Perini Corp. 6.88%, 5/1/25(a)(b)	282,000	288,198

United Rentals North America, Inc. 5.50%, 5/15/27	242,000	256,631
3.88%, 11/15/27	42,000	43,767
4.88%, 1/15/28	288,000	304,888
5.25%, 1/15/30	338,000	372,094

Uniti Group L.P. 6.00%, 4/15/23(a)	189,000	192,508
7.13%, 12/15/24(a)	390,000	400,117
7.88%, 2/15/25(a)	552,000	592,081

USA Compression Partners L.P. 6.88%, 4/1/26	242,000	250,303

VeriSign, Inc. 5.25%, 4/1/25	27,000	30,219
4.75%, 7/15/27	38,000	39,965

ViacomCBS, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	134,800	137,732

VICI Properties LP 3.50%, 2/15/25(a)	272,000	276,308
3.75%, 2/15/27(a)	33,000	33,508
4.13%, 8/15/30(a)(b)	308,000	321,269

Vistra Operations Co. LLC 5.63%, 2/15/27(a)	368,000	384,957
5.00%, 7/31/27(a)	151,000	157,596

W&T Offshore, Inc. 9.75%, 11/1/23(a)	278,000	230,776

WESCO Distribution, Inc. 7.25%, 6/15/28(a)	440,000	489,364

Western Digital Corp. 4.75%, 2/15/26(b)	355,000	393,052

Western Midstream Operating L.P. 5.30%, 2/1/30	192,000	208,205
5.30%, 3/1/48	220,000	231,550

William Carter Co. (The) 5.63%, 3/15/27(a)	242,000	255,228

Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/26(a)	301,000	309,311

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2021

Investments	Principal Amount	Value

Xerox Corp. 4.38%, 3/15/23	$113,000	$118,332

Xerox Holdings Corp. 5.50%, 8/15/28(a)	450,000	481,248

XPO Logistics, Inc. 6.75%, 8/15/24(a)	594,000	627,852
6.25%, 5/1/25(a)	328,000	352,613

Yum! Brands, Inc.
7.75%, 4/1/25(a)	156,000	171,116
TOTAL U.S. CORPORATE BONDS (Cost: $110,601,570)		114,908,957

FOREIGN CORPORATE BONDS – 0.8%

Canada – 0.4%
Open Text Holdings, Inc. 4.13%, 2/15/30(a)	190,000	197,773
Primo Water Holdings, Inc. 5.50%, 4/1/25(a)	288,000	296,568

Total Canada		494,341

Germany – 0.4%

Deutsche Bank AG 4.88%, 12/1/32, (4.875% fixed rate until 12/1/27; 5-year U.S. dollar ICE Swap Rate + 2.553% thereafter)(c)	470,000	500,451
TOTAL FOREIGN CORPORATE BONDS (Cost: $967,396)		994,792
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.7%

United States – 4.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(d)
(Cost: $5,776,675)	5,776,675	5,776,675

TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $119,239,945)		123,571,487

Other Assets less Liabilities – (0.3)%		(414,617)

NET ASSETS – 100.0%		$123,156,870

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at February 28, 2021 (See Note 2). At February 28, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,042,103 and the total market value of the collateral held by the Fund was $10,522,920. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,746,245.

(c)	Rate shown reflects the accrual rate as of February 28, 2021 on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 28, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	125	6/30/21	$(27,595,703)	$17,305
5 Year U.S. Treasury Note	476	6/30/21	(59,009,125)	483,438
U.S. Treasury Ultra Long Term Bond	3	6/21/21	(567,188)	2,203
Ultra 10 Year U.S. Treasury Note	65	6/21/21	(9,577,344)	96,992
			$(96,749,360)	$599,938

Long Exposure
10 Year U.S. Treasury Note	29	6/21/21	$3,848,844	$(40,940)
			$3,848,844	$(40,940)
Total – Net			$(92,900,516)	$558,998
†

As of February 28, 2021, deposits at broker for futures contracts of $441,019 included cash collateral at broker of $197,140 and previously settled variation margin gains on open futures contracts of $638,159.

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,891,063	$—	$1,891,063
U.S. Corporate Bonds	—	114,908,957	—	114,908,957
Foreign Corporate Bonds	—	994,792	—	994,792
Investment of Cash Collateral for Securities Loaned	—	5,776,675	—	5,776,675
Total Investments in Securities	$—	$123,571,487	$—	$123,571,487
Financial Derivative Instruments
Futures Contracts[1]	$599,938	$—	$—	$599,938
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(40,940)	$—	$—	$(40,940)
Total – Net	$558,998	$123,571,487	$—	$124,130,485
[1] Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 28.4%

Federal Home Loan Bank – 0.4%
3.38%, 9/8/23	$70,000	$75,495
3.38%, 12/8/23	65,000	70,533
1.50%, 8/15/24	85,000	88,354
3.25%, 11/16/28	65,000	74,574
5.50%, 7/15/36	15,000	22,424

Total Federal Home Loan Bank		331,380

Federal Home Loan Mortgage Corporation – 6.7%
2.38%, 1/13/22	155,000	158,069
2.50%, 3/1/28	27,990	29,298
3.50%, 1/1/29	27,363	29,585
2.50%, 6/1/29	50,975	53,389
3.00%, 8/1/29	26,334	28,153
2.50%, 1/1/30	29,034	30,409
2.50%, 2/1/30	42,113	44,161
3.00%, 4/1/30	44,036	46,839
2.50%, 12/1/31	45,030	47,241
3.00%, 12/1/31	42,433	44,952
6.25%, 7/15/32	44,000	65,445
2.50%, 11/1/32	23,827	24,962
3.00%, 1/1/33	22,337	23,644
4.00%, 11/1/33	17,563	18,704
4.00%, 5/1/34	38,578	42,285
3.50%, 8/1/34	22,078	23,833
3.00%, 3/1/35	66,733	70,450
3.00%, 5/1/35	38,904	41,373
2.00%, 9/1/35	92,319	95,515
5.50%, 4/1/38	32,635	37,667
2.00%, 11/1/40	49,007	50,005
4.50%, 12/1/40	44,522	49,976
2.00%, 1/1/41	24,790	25,293
2.00%, 2/1/41	49,814	50,828
4.00%, 2/1/41	197,702	219,443
3.50%, 3/1/42	45,266	48,971
3.00%, 6/1/43	54,378	58,127
3.00%, 7/1/43	70,280	75,759
3.00%, 8/1/43	83,648	89,415
4.00%, 12/1/43	16,481	18,202
3.00%, 1/1/44	81,218	86,803
3.50%, 9/1/44	73,300	79,756
4.00%, 9/1/44	52,186	57,225
3.50%, 1/1/45	29,212	31,493
4.50%, 7/1/45	26,590	29,848
3.50%, 8/1/45	49,587	53,353
4.00%, 8/1/45	29,935	32,782
3.50%, 9/1/45	64,215	69,081
4.00%, 11/1/45	32,640	35,745
3.50%, 3/1/46	34,460	37,069
3.00%, 4/1/46	10,664	11,293
3.50%, 4/1/46	58,698	63,022
3.00%, 5/1/46	115,997	123,638
3.50%, 5/1/46	15,418	16,554
3.00%, 9/1/46	25,932	27,460
4.50%, 9/1/46	65,312	73,450
3.00%, 10/1/46	62,993	66,728
3.00%, 11/1/46	59,314	62,809
4.00%, 11/1/46	19,086	20,831
3.50%, 12/1/46	76,624	82,235
3.00%, 2/1/47	12,560	13,300
3.50%, 2/1/47	141,182	151,584
4.00%, 2/1/47	17,066	18,626
4.50%, 4/1/47	16,936	18,549
3.50%, 5/1/47	15,842	16,833
4.50%, 5/1/47	28,399	31,105
4.00%, 7/1/47	99,193	107,256
3.50%, 8/1/47	87,189	92,646
4.00%, 8/1/47	42,412	45,846
3.00%, 10/1/47	52,460	55,283
3.50%, 10/1/47	114,720	121,900
4.00%, 2/1/48	24,005	25,946
4.00%, 7/1/48	136,628	150,476
5.00%, 3/1/49	77,198	85,467
3.50%, 10/1/49	135,500	145,650
5.00%, 10/1/49	29,972	33,182
3.00%, 12/1/49	121,015	128,293
3.00%, 2/1/50	98,035	103,917
3.00%, 3/1/50	145,911	152,582
3.00%, 4/1/50	132,165	141,027
2.50%, 5/1/50	176,287	182,834
2.50%, 6/1/50	277,067	287,728
3.00%, 6/1/50	316,155	331,179
2.50%, 7/1/50	118,818	124,055
2.50%, 8/1/50	89,287	92,524
2.00%, 10/1/50	34,277	34,821
2.50%, 10/1/50	146,779	153,248
2.00%, 1/1/51	198,527	200,920

Total Federal Home Loan Mortgage Corporation		5,749,945

Federal National Mortgage Association – 10.8%
4.00%, 9/1/25	17,699	18,889
5.50%, 10/1/25	28,975	31,188
4.00%, 7/1/26	4,940	5,262
1.88%, 9/24/26	194,000	204,670
3.50%, 10/1/26	35,992	38,434
3.50%, 12/1/26	7,601	8,117
3.00%, 6/1/27	58,654	62,165
2.50%, 8/1/28	22,659	23,713
3.00%, 11/1/28	11,553	12,266
3.00%, 7/1/29	46,322	49,227
7.25%, 5/15/30	100,000	149,673
0.88%, 8/5/30	35,000	33,178
3.00%, 9/1/30	25,399	27,010
3.50%, 4/1/31	26,788	29,044
2.50%, 6/1/31	20,587	21,590
2.50%, 7/1/31	21,801	22,863
2.50%, 10/1/31	78,620	82,636
3.50%, 11/1/31	57,435	62,086
2.50%, 4/1/32	24,283	25,776
2.50%, 9/1/32	66,915	71,249
3.00%, 10/1/32	36,357	38,471
2.50%, 12/1/32	12,240	12,820
3.50%, 1/1/33	25,682	27,629
3.00%, 4/1/33	43,477	45,975
6.00%, 2/1/34	44,131	51,055

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
2.50%, 5/1/34	$42,015	$43,896
3.00%, 6/1/34	17,995	18,996
4.00%, 8/1/34	13,826	15,148
3.00%, 1/1/35	20,124	21,243
2.50%, 5/1/35	37,303	39,029
2.00%, 7/1/35	85,926	88,895
2.50%, 7/1/35	85,634	89,597
2.50%, 8/1/35	79,332	83,642
2.00%, 9/1/35	22,416	23,190
2.50%, 9/1/35	45,662	47,775
1.50%, 11/1/35	24,407	24,695
1.50%, 12/1/35	97,724	98,886
3.50%, 1/1/36	14,538	15,674
3.00%, 6/1/36	75,268	79,580
3.50%, 7/1/36	37,936	40,532
3.00%, 11/1/36	72,404	77,742
3.00%, 2/1/37	61,207	64,714
3.50%, 4/1/38	21,678	23,114
4.50%, 9/1/39	16,649	18,709
2.50%, 3/1/40	47,092	48,996
2.50%, 5/1/40	36,399	37,869
4.50%, 8/1/40	32,671	36,665
2.00%, 9/1/40	23,649	24,125
2.50%, 9/1/40	69,937	72,762
5.50%, 9/1/40	54,431	62,909
1.50%, 3/1/41	25,000	25,046
3.50%, 6/1/42	11,790	12,750
4.00%, 7/1/42	76,005	84,062
4.00%, 9/1/42	228,648	253,269
3.00%, 1/1/43	77,234	82,841
3.00%, 4/1/43	67,570	72,199
3.50%, 5/1/43	20,382	22,175
3.00%, 6/1/43	91,298	98,384
4.00%, 6/1/43	7,365	8,146
3.00%, 8/1/43	166,114	178,118
3.50%, 8/1/43	166,088	180,693
4.00%, 11/1/43	13,945	15,400
3.00%, 2/1/44	59,338	63,525
4.00%, 2/1/44	94,869	104,765
4.50%, 2/1/44	126,726	143,677
4.50%, 5/1/44	11,384	12,710
4.00%, 9/1/44	65,000	71,271
4.00%, 10/1/44	105,079	115,218
3.50%, 2/1/45	101,597	109,871
5.00%, 2/1/45	54,361	61,949
3.50%, 3/1/45	63,191	67,968
3.50%, 4/1/45	65,280	70,476
3.50%, 6/1/45	112,295	121,662
3.50%, 12/1/45	184,739	198,705
3.00%, 1/1/46	95,959	101,694
3.50%, 1/1/46	154,696	166,392
3.50%, 2/1/46	35,562	38,250
3.50%, 4/1/46	12,959	13,905
3.00%, 5/1/46	79,787	84,494
3.50%, 5/1/46	28,958	31,071
4.50%, 5/1/46	69,905	77,670
4.00%, 7/1/46	20,150	21,987
3.00%, 8/1/46	69,102	73,179
3.00%, 9/1/46	64,489	68,293
3.00%, 10/1/46	21,364	22,624
4.00%, 10/1/46	22,112	24,128
2.50%, 11/1/46	13,530	14,053
3.00%, 11/1/46	145,660	154,417
3.50%, 11/1/46	21,943	23,602
3.00%, 1/1/47	49,173	52,074
3.00%, 2/1/47	26,408	27,966
4.00%, 2/1/47	19,334	21,097
4.00%, 3/1/47	18,637	20,140
4.00%, 5/1/47	50,848	54,949
4.00%, 8/1/47	64,305	69,913
3.50%, 11/1/47	149,171	158,816
4.50%, 11/1/47	119,774	131,165
3.00%, 12/1/47	100,707	106,649
3.50%, 1/1/48	20,102	21,355
4.50%, 5/1/48	37,613	41,004
4.50%, 7/1/48	69,405	75,503
4.00%, 8/1/48	44,345	47,618
4.50%, 9/1/48	29,641	32,245
4.00%, 1/1/49	89,143	96,331
5.00%, 5/1/49	97,169	108,006
4.00%, 6/1/49	155,825	169,052
3.00%, 10/1/49	118,805	125,934
4.00%, 10/1/49	25,985	27,924
2.50%, 1/1/50	109,569	113,428
3.50%, 1/1/50	166,605	178,759
3.00%, 4/1/50	170,160	178,139
3.50%, 4/1/50	147,062	157,342
2.50%, 6/1/50	501,784	520,423
2.50%, 7/1/50	197,077	204,511
2.50%, 8/1/50	168,812	175,369
2.00%, 9/1/50	263,739	266,535
1.50%, 12/1/50	98,741	96,916
2.00%, 12/1/50	332,222	336,123
2.00%, 1/1/51	99,804	101,007

Total Federal National Mortgage Association		9,160,301

Government National Mortgage Association – 6.5%
3.00%, 4/20/33	45,195	47,686
5.00%, 2/20/43	30,912	34,365
3.50%, 3/20/43	160,577	174,591
4.00%, 5/20/43	32,497	36,008
4.00%, 6/20/43	63,430	70,283
3.00%, 8/20/43	77,979	83,122
5.00%, 4/20/44	70,803	81,107
3.50%, 7/20/44	92,775	100,689
4.00%, 7/20/44	19,377	21,445
5.00%, 7/20/44	12,686	14,532
3.50%, 8/20/44	116,683	126,638
5.00%, 8/20/44	11,917	13,631
3.00%, 9/20/44	52,908	56,273
4.50%, 9/20/44	46,119	51,466
3.00%, 1/20/45	20,827	22,151
4.00%, 4/20/45	116,120	128,513
3.00%, 7/20/45	156,586	165,951
3.50%, 11/20/45	96,557	104,246
3.00%, 12/20/45	118,454	125,539

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
3.50%, 12/20/45	$174,847	$188,770
4.50%, 12/20/45	44,116	49,231
3.00%, 5/20/46	20,305	21,457
3.00%, 9/20/46	165,651	175,050
3.50%, 9/20/46	107,310	115,052
3.00%, 10/20/46	29,327	30,991
3.00%, 12/20/46	14,106	14,906
4.00%, 12/20/46	33,716	36,557
4.00%, 1/20/47	31,770	34,446
4.50%, 1/20/47	38,170	42,376
3.00%, 2/20/47	72,175	76,270
3.50%, 2/20/47	40,121	43,016
3.50%, 4/20/47	58,372	62,388
3.00%, 5/20/47	61,103	64,556
4.00%, 7/20/47	42,319	45,778
4.00%, 8/20/47	35,187	38,063
4.50%, 10/20/47	15,972	17,466
3.50%, 1/20/48	200,564	217,645
4.00%, 1/20/48	18,734	20,265
3.00%, 2/20/48	93,983	99,293
3.50%, 3/20/48	34,350	36,713
4.50%, 6/20/48	39,513	42,639
3.50%, 7/20/48	62,030	65,846
4.00%, 9/20/48	58,978	63,413
4.50%, 9/20/48	36,615	39,512
4.50%, 1/20/49	39,906	43,063
3.50%, 3/20/49	17,651	18,737
4.50%, 3/20/49	18,503	19,967
5.00%, 3/20/49	35,912	39,236
4.00%, 4/20/49	29,797	31,838
3.00%, 8/20/49	32,794	34,232
3.50%, 9/20/49	95,831	101,440
4.00%, 10/20/49	81,680	87,276
3.00%, 11/15/49	17,477	18,129
3.00%, 1/20/50	15,668	16,355
3.50%, 1/20/50	14,301	15,138
4.50%, 1/20/50	31,565	34,014
3.00%, 2/20/50	63,478	66,263
3.00%, 6/20/50	116,458	121,340
3.00%, 7/20/50	192,213	200,271
3.00%, 8/20/50	97,216	101,291
2.00%, 3/1/51(a)	375,000	380,499
2.50%, 3/1/51(a)	900,000	933,562
2.00%, 4/1/51(a)	150,000	151,896
2.50%, 4/1/51(a)	50,000	51,751

Total Government National Mortgage Association		5,566,233

Tennessee Valley Authority – 0.1%

5.25%, 9/15/39	50,000	71,730

Uniform Mortgage-Backed Securities – 3.9%
1.50%, 3/1/36(a)	100,000	101,114
2.00%, 3/1/36(a)	400,000	413,672
1.50%, 4/1/36(a)	50,000	50,473
2.00%, 4/1/36(a)	50,000	51,628
1.50%, 3/1/51(a)	225,000	220,583
2.00%, 3/1/51(a)	1,375,000	1,388,461
2.50%, 3/1/51(a)	375,000	388,496
4.50%, 3/1/51(a)	25,000	27,192
1.50%, 4/1/51(a)	125,000	122,294
2.00%, 4/1/51(a)	475,000	478,832
2.50%, 4/1/51(a)	75,000	77,600

Total Uniform Mortgage-Backed Securities		3,320,345
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $23,593,419)		24,199,934

U.S. GOVERNMENT OBLIGATIONS – 34.7%

U.S. Treasury Bonds – 8.4%
7.63%, 11/15/22	188,000	212,150
6.88%, 8/15/25	277,000	353,305
5.25%, 2/15/29	259,000	339,270
1.63%, 8/15/29	291,000	299,685
6.13%, 8/15/29	75,000	104,760
6.25%, 5/15/30	94,000	134,824
0.63%, 8/15/30	415,000	387,928
5.38%, 2/15/31	28,500	39,274
4.50%, 2/15/36	222,000	305,424
5.00%, 5/15/37	28,000	40,950
4.50%, 5/15/38	24,000	33,624
3.50%, 2/15/39	122,000	152,967
4.25%, 5/15/39	110,000	151,009
4.50%, 8/15/39	92,000	130,051
4.38%, 11/15/39	106,000	147,903
4.63%, 2/15/40	57,000	82,093
4.38%, 5/15/40	25,000	35,035
1.38%, 11/15/40	170,000	152,389
4.25%, 11/15/40	5,000	6,916
2.88%, 5/15/43	21,000	24,173
3.63%, 8/15/43	152,500	196,665
3.75%, 11/15/43	146,000	191,762
3.63%, 2/15/44	134,000	173,048
3.38%, 5/15/44	118,000	146,855
3.13%, 8/15/44	182,000	217,973
3.00%, 11/15/44	137,000	160,889
2.50%, 2/15/45	71,000	76,536
3.00%, 5/15/45	94,000	110,612
2.88%, 8/15/45	94,000	108,328
3.00%, 11/15/45	141,000	166,094
2.50%, 2/15/46	141,000	152,115
2.50%, 5/15/46	205,000	220,984
2.25%, 8/15/46	28,000	28,779
2.88%, 11/15/46	94,000	108,555
3.00%, 2/15/47	240,000	283,931
3.00%, 5/15/47	221,000	261,643
2.75%, 8/15/47	94,000	106,433
2.75%, 11/15/47	169,000	191,419
3.00%, 2/15/48	141,000	167,349
3.13%, 5/15/48	84,000	102,014
3.00%, 8/15/48	41,000	48,752
3.38%, 11/15/48	45,000	57,234
3.00%, 2/15/49	27,000	32,181
2.25%, 8/15/49	300,000	309,000
2.00%, 2/15/50	177,000	172,658
1.38%, 8/15/50	275,000	229,732

Total U.S. Treasury Bonds		7,155,271

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

U.S. Treasury Notes – 26.3%
2.50%, 2/15/22	$25,000	$25,577
1.75%, 2/28/22	50,000	50,825
2.38%, 3/15/22	165,000	168,903
0.38%, 3/31/22	180,000	180,527
1.75%, 4/30/22	100,000	101,920
1.88%, 4/30/22	100,000	102,066
1.75%, 5/15/22	213,000	217,243
1.75%, 6/30/22	200,000	204,395
1.75%, 7/15/22	100,000	102,256
1.88%, 7/31/22	200,000	204,996
1.50%, 8/15/22	250,000	255,078
1.63%, 8/15/22	184,000	188,068
1.63%, 8/31/22	188,000	192,248
1.88%, 8/31/22	188,000	192,946
1.50%, 9/15/22	100,000	102,133
1.75%, 9/30/22	188,000	192,847
1.88%, 9/30/22	188,000	193,218
1.38%, 10/15/22	105,000	107,139
1.63%, 11/15/22	191,000	195,909
1.50%, 1/15/23	100,000	102,561
1.75%, 1/31/23	132,000	136,094
2.38%, 1/31/23	132,000	137,677
1.38%, 2/15/23	100,000	102,428
1.50%, 2/28/23	100,000	102,721
1.50%, 3/31/23	212,000	217,979
2.50%, 3/31/23	115,000	120,656
2.75%, 4/30/23	188,000	198,516
1.75%, 5/15/23	106,000	109,698
2.75%, 5/31/23	188,000	198,898
1.38%, 6/30/23	127,000	130,532
1.25%, 7/31/23	104,000	106,685
0.13%, 8/15/23	100,000	99,836
2.50%, 8/15/23	188,000	198,678
0.13%, 9/15/23	200,000	199,609
1.38%, 9/30/23	88,000	90,664
1.63%, 10/31/23	94,000	97,525
0.13%, 12/15/23	506,600	504,938
2.25%, 12/31/23	411,000	434,279
0.13%, 1/15/24	400,000	398,469
2.25%, 1/31/24	104,000	110,017
2.75%, 2/15/24	132,000	141,673
2.13%, 2/29/24	329,000	347,159
2.13%, 3/31/24	612,000	646,282
2.00%, 4/30/24	341,000	359,156
2.50%, 5/15/24	282,000	301,806
2.00%, 5/31/24	235,000	247,677
2.38%, 8/15/24	329,000	351,709
1.25%, 8/31/24	400,000	411,937
1.50%, 9/30/24	150,000	155,842
1.50%, 10/31/24	300,000	311,684
2.25%, 10/31/24	250,000	266,719
2.25%, 11/15/24	419,000	447,070
2.13%, 11/30/24	321,000	341,088
2.25%, 12/31/24	349,000	372,803
2.50%, 1/31/25	99,000	106,788
2.00%, 2/15/25	485,000	513,816
1.13%, 2/28/25	500,000	512,285
2.75%, 2/28/25	99,000	107,848
0.50%, 3/31/25	470,000	469,578
2.63%, 3/31/25	250,000	271,260
2.88%, 4/30/25	188,000	206,161
2.13%, 5/15/25	282,000	300,660
2.88%, 5/31/25	410,000	450,055
2.75%, 6/30/25	350,000	382,662
0.25%, 7/31/25	580,000	571,187
2.00%, 8/15/25	454,000	482,109
0.25%, 8/31/25	300,000	295,102
0.25%, 9/30/25	250,000	245,635
0.25%, 10/31/25	100,000	98,168
2.25%, 11/15/25	272,000	292,230
0.38%, 1/31/26	350,000	344,463
1.63%, 2/15/26	300,000	313,523
2.25%, 3/31/26	150,000	161,408
1.63%, 5/15/26	323,000	337,333
1.50%, 8/15/26	300,000	310,980
1.38%, 8/31/26	100,000	102,965
2.38%, 5/15/27	275,000	298,579
2.25%, 8/15/27	207,000	223,131
0.50%, 8/31/27	100,000	96,656
2.25%, 11/15/27	58,000	62,495
2.75%, 2/15/28	193,000	214,501
2.88%, 5/15/28	218,000	244,518
2.88%, 8/15/28	337,000	378,519
3.13%, 11/15/28	151,000	172,588
2.63%, 2/15/29	400,000	443,125
2.38%, 5/15/29	55,000	59,903
1.50%, 2/15/30	200,000	203,297
0.63%, 5/15/30	375,000	351,709
0.88%, 11/15/30	300,000	286,430
1.13%, 5/15/40	275,000	236,736
2.88%, 5/15/49	95,000	110,764
2.38%, 11/15/49	350,000	370,234
1.25%, 5/15/50	290,000	234,379

Total U.S. Treasury Notes		22,343,139
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $28,280,556)		29,498,410

U.S. CORPORATE BONDS – 23.8%

United States – 23.8%

3M Co.
2.25%, 9/19/26(b)	5,000	5,297
2.88%, 10/15/27	15,000	16,456
3.13%, 9/19/46	23,000	23,924
3.63%, 10/15/47	18,000	20,314

Abbott Laboratories
3.40%, 11/30/23	14,000	15,078
6.15%, 11/30/37	28,000	41,633
4.75%, 4/15/43	10,000	13,245

AbbVie, Inc.
3.60%, 5/14/25	57,000	62,580
4.55%, 3/15/35	10,000	12,055
4.50%, 5/14/35	75,000	90,218
4.75%, 3/15/45	5,000	6,123
4.70%, 5/14/45	48,000	58,405

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Activision Blizzard, Inc. 3.40%, 6/15/27	$82,000	$91,450

Aetna, Inc. 3.88%, 8/15/47	43,000	46,820

Air Lease Corp.
2.63%, 7/1/22	5,000	5,125
3.88%, 7/3/23	5,000	5,336
4.25%, 9/15/24	5,000	5,486
3.25%, 3/1/25	25,000	26,455
3.63%, 4/1/27	23,000	24,793
3.63%, 12/1/27	119,000	127,324

Aircastle Ltd. 5.00%, 4/1/23	5,000	5,354

Alexandria Real Estate Equities, Inc. 3.45%, 4/30/25	18,000	19,678

Ally Financial, Inc.
4.63%, 5/19/22	29,000	30,409
8.00%, 11/1/31	13,000	18,526

Altria Group, Inc.
2.85%, 8/9/22	21,000	21,708
4.80%, 2/14/29	25,000	29,359
5.38%, 1/31/44	48,000	57,987

Amazon.com, Inc.
5.20%, 12/3/25	19,000	22,598
1.50%, 6/3/30	10,000	9,758
4.05%, 8/22/47	23,000	27,486
4.25%, 8/22/57	27,000	33,835
2.70%, 6/3/60	15,000	13,891

Ameren Illinois Co. 3.80%, 5/15/28(b)	48,000	54,503

American Express Co.
2.75%, 5/20/22	50,000	51,395
3.63%, 12/5/24	44,000	48,686
4.05%, 12/3/42	18,000	21,257

American Express Credit Corp.
2.70%, 3/3/22	44,000	45,007
3.30%, 5/3/27	10,000	11,141

American Financial Group, Inc. 4.50%, 6/15/47	25,000	29,621

American Homes 4 Rent L.P. 4.25%, 2/15/28	10,000	11,223

American Honda Finance Corp.
2.90%, 2/16/24	5,000	5,345
1.00%, 9/10/25	15,000	14,952
2.30%, 9/9/26	5,000	5,306

American International Group, Inc.
4.88%, 6/1/22	5,000	5,279
4.70%, 7/10/35	5,000	6,174
4.75%, 4/1/48	28,000	34,914
8.18%, 5/15/68, (8.175% fixed rate until 5/15/38; 3-month U.S. dollar London Interbank Offered Rate + 4.195% thereafter)(c)	25,000	36,367

American Tower Corp.
2.95%, 1/15/25	50,000	53,411
3.60%, 1/15/28	58,000	64,219
3.10%, 6/15/50	20,000	18,992

American Water Capital Corp.
2.95%, 9/1/27	64,000	69,604
3.75%, 9/1/47	15,000	16,988

AmerisourceBergen Corp. 3.40%, 5/15/24	18,000	19,441

Amgen, Inc.
2.25%, 8/19/23	5,000	5,211
3.63%, 5/22/24	16,000	17,437
4.66%, 6/15/51	82,000	103,523

Anthem, Inc.
3.50%, 8/15/24	5,000	5,453
6.38%, 6/15/37	18,000	25,484
4.65%, 1/15/43	40,000	49,296
3.13%, 5/15/50	52,000	51,627

Apple, Inc.
3.00%, 2/9/24	18,000	19,289
2.85%, 5/11/24	48,000	51,422
1.13%, 5/11/25	10,000	10,122
3.25%, 2/23/26	50,000	55,049
3.00%, 6/20/27(b)	23,000	25,364
2.20%, 9/11/29	75,000	77,452
1.65%, 5/11/30	5,000	4,907
4.45%, 5/6/44	18,000	22,814
4.38%, 5/13/45	18,000	22,444
3.75%, 11/13/47	48,000	54,761
2.65%, 5/11/50	10,000	9,433

Applied Materials, Inc. 5.85%, 6/15/41	25,000	36,365

Aptiv Corp. 4.15%, 3/15/24	5,000	5,482

Ares Capital Corp. 4.25%, 3/1/25	18,000	19,492

Ascension Health 4.85%, 11/15/53	24,000	32,783

Assurant, Inc.
4.00%, 3/15/23	18,000	19,243
4.20%, 9/27/23	18,000	19,586

AT&T, Inc.
3.80%, 2/15/27	49,000	55,050
4.30%, 2/15/30	25,000	28,670
4.30%, 12/15/42	25,000	27,631
4.35%, 6/15/45	46,000	50,399
4.75%, 5/15/46	10,000	11,586
5.45%, 3/1/47	10,000	12,415
3.55%, 9/15/55(d)	30,000	27,599

AutoNation, Inc.
3.50%, 11/15/24	18,000	19,488
4.50%, 10/1/25	18,000	20,254

AutoZone, Inc.
3.25%, 4/15/25	18,000	19,466
4.00%, 4/15/30	50,000	57,101

AvalonBay Communities, Inc. 2.30%, 3/1/30(b)	50,000	51,228

AXIS Specialty Finance LLC 3.90%, 7/15/29	50,000	55,693

Baker Hughes a GE Co. LLC 3.34%, 12/15/27	48,000	52,967

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Bank of America Corp.
4.10%, 7/24/23	$25,000	$27,210
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	30,000	31,366
4.13%, 1/22/24	48,000	52,991
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(c)	10,000	10,613
4.00%, 4/1/24	50,000	55,053
4.20%, 8/26/24	48,000	53,322
3.95%, 4/21/25, Series L	29,000	32,116
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month U.S. dollar London Interbank Offered Rate + 0.87% thereafter)(c)	50,000	52,940
3.50%, 4/19/26	21,000	23,402
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	10,000	10,074
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(c)	10,000	9,989
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	94,000	103,815
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	10,000	9,738
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93%, thereafter)(c)	10,000	9,693
5.88%, 2/7/42	10,000	14,241
5.00%, 1/21/44	10,000	13,090
4.75%, 4/21/45, Series L	10,000	12,878
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)	18,000	20,783
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	5,000	4,771

BankUnited, Inc. 4.88%, 11/17/25	18,000	20,506

Baxalta, Inc. 4.00%, 6/23/25	15,000	16,703

Baylor Scott & White Holdings 4.19%, 11/15/45	24,000	28,851

Becton Dickinson and Co. 2.89%, 6/6/22	16,000	16,464

Berkshire Hathaway Energy Co.
3.25%, 4/15/28	23,000	25,493
3.70%, 7/15/30(d)	50,000	56,899
3.80%, 7/15/48	36,000	39,981

Berkshire Hathaway Finance Corp.
1.85%, 3/12/30(b)	150,000	151,510
4.20%, 8/15/48	20,000	24,164
4.25%, 1/15/49	13,000	15,803
2.85%, 10/15/50	5,000	4,881

BGC Partners, Inc. 3.75%, 10/1/24	10,000	10,502

Black Hills Corp. 4.35%, 5/1/33	25,000	29,149

BlackRock, Inc. 3.50%, 3/18/24(b)	18,000	19,712

Boardwalk Pipelines L.P.
4.95%, 12/15/24	5,000	5,618
4.45%, 7/15/27	18,000	20,351

Boeing Co. (The)
4.88%, 5/1/25	25,000	27,975
2.25%, 6/15/26	5,000	5,053
5.15%, 5/1/30	120,000	140,029
5.88%, 2/15/40	10,000	12,338
3.90%, 5/1/49	10,000	9,975
5.93%, 5/1/60	30,000	39,506

Booking Holdings, Inc. 2.75%, 3/15/23	15,000	15,667

BorgWarner, Inc. 2.65%, 7/1/27	12,000	12,720

Boston Properties L.P.
3.85%, 2/1/23	5,000	5,283
3.13%, 9/1/23	19,000	20,099
3.65%, 2/1/26	5,000	5,562
2.75%, 10/1/26	24,000	25,715

BP Capital Markets America, Inc.
2.75%, 5/10/23	28,000	29,413
3.12%, 5/4/26	5,000	5,431

Bristol-Myers Squibb Co.
3.45%, 11/15/27	28,000	31,562
3.40%, 7/26/29	50,000	56,106
1.45%, 11/13/30	5,000	4,814
4.25%, 10/26/49	50,000	61,054
2.55%, 11/13/50	5,000	4,629

Brixmor Operating Partnership L.P. 3.65%, 6/15/24	5,000	5,413

Broadcom Corp.
3.63%, 1/15/24(b)	81,000	87,257
3.13%, 1/15/25	5,000	5,347
3.88%, 1/15/27	23,000	25,238
3.50%, 1/15/28	5,000	5,379

Broadcom, Inc. 4.15%, 11/15/30	20,000	22,110

Bunge Ltd. Finance Corp. 1.63%, 8/17/25	15,000	15,191

Burlington Northern Santa Fe LLC
3.00%, 4/1/25	18,000	19,435
7.00%, 12/15/25	22,000	28,134
6.15%, 5/1/37	10,000	14,358
5.15%, 9/1/43	48,000	64,397
3.90%, 8/1/46	5,000	5,787

Burlington Resources LLC 7.40%, 12/1/31	14,000	20,530

Capital One Financial Corp. 3.50%, 6/15/23	28,000	29,923

Carlisle Cos., Inc. 3.75%, 12/1/27	18,000	20,308

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Caterpillar Financial Services Corp.
2.85%, 6/1/22	$5,000	$5,162
2.40%, 6/6/22	5,000	5,136
3.75%, 11/24/23	33,000	36,033

Cboe Global Markets, Inc. 3.65%, 1/12/27	5,000	5,632

CBRE Services, Inc. 4.88%, 3/1/26	5,000	5,826

CenterPoint Energy Resources Corp.
3.55%, 4/1/23	9,000	9,554
4.10%, 9/1/47	5,000	5,648

Charter Communications Operating LLC
4.50%, 2/1/24	18,000	19,826
5.05%, 3/30/29	100,000	117,491
6.38%, 10/23/35	5,000	6,649
6.83%, 10/23/55	73,000	102,730

Chevron USA, Inc.
3.90%, 11/15/24	5,000	5,552
0.69%, 8/12/25	15,000	14,819

Children’s Hospital Corp. (The) 4.12%, 1/1/47, Series 2017	25,000	30,539

Chubb INA Holdings, Inc.
2.70%, 3/13/23	68,000	71,297
3.15%, 3/15/25	18,000	19,547

Church & Dwight Co., Inc. 2.88%, 10/1/22	5,000	5,193

Cigna Corp.
3.00%, 7/15/23	15,000	15,846
3.75%, 7/15/23	15,000	16,144
3.40%, 3/1/27	10,000	11,068
6.13%, 11/15/41	14,000	19,926
3.88%, 10/15/47	5,000	5,499

Cintas Corp. No. 2
2.90%, 4/1/22	5,000	5,131
3.25%, 6/1/22	28,000	28,793
3.70%, 4/1/27	23,000	25,986

Cisco Systems, Inc.
3.00%, 6/15/22	5,000	5,177
2.60%, 2/28/23	5,000	5,240
5.90%, 2/15/39	15,000	21,872

Citigroup, Inc.
3.30%, 4/27/25	9,000	9,845
5.50%, 9/13/25	10,000	11,818
3.70%, 1/12/26	9,000	10,051
4.45%, 9/29/27	64,000	73,745
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)	24,000	26,546
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(c)	150,000	169,896
6.63%, 6/15/32	5,000	6,832
6.68%, 9/13/43	19,000	29,126
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.839% thereafter)(c)	10,000	12,097

Cleco Corporate Holdings LLC 3.74%, 5/1/26	23,000	25,326

CME Group, Inc.
3.00%, 3/15/25	5,000	5,399
5.30%, 9/15/43	5,000	7,095
4.15%, 6/15/48	5,000	6,298

CNH Industrial Capital LLC 4.38%, 4/5/22	5,000	5,205

Coca-Cola Co. (The) 2.75%, 6/1/60(b)	50,000	47,869

Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/22	5,000	5,782

Comcast Corp.
3.70%, 4/15/24	23,000	25,232
3.30%, 2/1/27	28,000	30,940
3.55%, 5/1/28	99,000	110,972
6.45%, 3/15/37	27,000	39,412
4.50%, 1/15/43	25,000	30,894
3.40%, 7/15/46	10,000	10,562
3.97%, 11/1/47	28,000	32,097
4.05%, 11/1/52	28,000	32,584
4.95%, 10/15/58	28,000	38,228

CommonSpirit Health 3.35%, 10/1/29	27,000	29,278

Commonwealth Edison Co. 4.70%, 1/15/44	15,000	18,976

Conagra Brands, Inc. 7.00%, 10/1/28	19,000	25,010

Connecticut Light & Power Co. (The) 4.30%, 4/15/44	15,000	18,457

ConocoPhillips 6.50%, 2/1/39(b)	18,000	26,471

Consolidated Edison Co. of New York, Inc. 4.00%, 11/15/57, Series C	43,000	48,469

Constellation Brands, Inc.
3.15%, 8/1/29	25,000	26,836
5.25%, 11/15/48	19,000	25,196

Consumers Energy Co. 3.95%, 7/15/47	25,000	29,730

Corning, Inc.
5.85%, 11/15/68	18,000	24,990
5.45%, 11/15/79	10,000	12,879

Costco Wholesale Corp.
2.30%, 5/18/22	5,000	5,118
3.00%, 5/18/27	5,000	5,503

Crown Castle International Corp.
5.25%, 1/15/23	26,000	28,188
3.15%, 7/15/23	18,000	19,057
4.30%, 2/15/29	50,000	57,293
4.75%, 5/15/47	50,000	59,803
3.25%, 1/15/51	5,000	4,809

CSX Corp. 4.50%, 8/1/54	18,000	22,109

CVS Health Corp.
6.25%, 6/1/27	48,000	60,813
3.25%, 8/15/29	25,000	27,166
4.88%, 7/20/35	48,000	59,249

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
5.30%, 12/5/43	$48,000	$61,916
5.05%, 3/25/48	10,000	12,669

D.R. Horton, Inc. 4.38%, 9/15/22	18,000	18,890

Darden Restaurants, Inc. 3.85%, 5/1/27	68,000	74,239

Dell International LLC
6.02%, 6/15/26(d)	15,000	17,939
8.35%, 7/15/46(d)	23,000	35,273

Devon Energy Corp. 5.60%, 7/15/41	15,000	18,082

Dignity Health 5.27%, 11/1/64	25,000	31,946

Discovery Communications LLC
5.20%, 9/20/47	10,000	12,351
4.00%, 9/15/55(d)	27,000	27,744

Dollar Tree, Inc. 4.20%, 5/15/28	10,000	11,493

Dominion Energy South Carolina, Inc. 5.10%, 6/1/65	34,000	48,420

Dominion Energy, Inc.
3.90%, 10/1/25	5,000	5,589
5.95%, 6/15/35, Series B	5,000	6,896
4.60%, 3/15/49, Series A	25,000	31,043

Dover Corp. 3.15%, 11/15/25	23,000	25,008

Dow Chemical Co. (The)
7.38%, 11/1/29	5,000	6,982
4.25%, 10/1/34	23,000	26,612
9.40%, 5/15/39	25,000	43,480
4.38%, 11/15/42	5,000	5,888

DTE Electric Co. 3.75%, 8/15/47	25,000	28,490

Duke Energy Carolinas LLC 3.70%, 12/1/47	48,000	53,368

Duke Energy Corp. 3.15%, 8/15/27	33,000	36,094

Duke Energy Florida LLC 6.40%, 6/15/38	43,500	63,807

Duke Energy Ohio, Inc. 3.80%, 9/1/23	18,000	19,354

Duke Realty L.P. 3.05%, 3/1/50	21,000	20,641

DXC Technology Co. 4.75%, 4/15/27	10,000	11,378

Eagle Materials, Inc. 4.50%, 8/1/26	15,000	15,517

Eastman Chemical Co. 4.80%, 9/1/42	23,000	28,359

Eaton Vance Corp. 3.50%, 4/6/27	18,000	19,826

eBay, Inc.
2.75%, 1/30/23	50,000	52,165
4.00%, 7/15/42	15,000	16,783

Ecolab, Inc.
3.25%, 1/14/23	18,000	18,881
2.70%, 11/1/26	5,000	5,410
3.25%, 12/1/27	25,000	27,782

Eli Lilly and Co. 5.50%, 3/15/27	25,000	31,173

Emerson Electric Co. 2.63%, 2/15/23	5,000	5,201

Enable Midstream Partners L.P. 3.90%, 5/15/24	48,000	51,431

Enbridge Energy Partners L.P. 5.88%, 10/15/25	5,000	5,959

Energy Transfer Operating L.P.
4.20%, 9/15/23, Series 5Y	5,000	5,385
4.50%, 4/15/24	15,000	16,461
4.90%, 3/15/35	38,000	41,293
6.63%, 10/15/36	19,000	23,792

Entergy Louisiana LLC
3.12%, 9/1/27	15,000	16,592
4.00%, 3/15/33	5,000	5,949

Enterprise Products Operating LLC
3.35%, 3/15/23	32,000	33,650
6.88%, 3/1/33, Series D	19,000	26,073
4.25%, 2/15/48	44,000	48,153

Equitable Holdings, Inc. 4.35%, 4/20/28	48,000	54,869

ERP Operating L.P.
3.00%, 4/15/23	19,000	19,915
3.00%, 7/1/29	100,000	107,546

Eversource Energy 4.25%, 4/1/29, Series O	15,000	17,559

Exelon Corp.
5.10%, 6/15/45	33,000	42,081
4.70%, 4/15/50	25,000	31,227

Expedia Group, Inc. 3.80%, 2/15/28	5,000	5,369

Exxon Mobil Corp.
3.04%, 3/1/26	23,000	25,006
2.44%, 8/16/29	15,000	15,666
4.33%, 3/19/50	75,000	88,540

FedEx Corp.
4.00%, 1/15/24	5,000	5,486
4.20%, 10/17/28	18,000	21,103
3.90%, 2/1/35	19,000	21,640
3.88%, 8/1/42	5,000	5,453
4.75%, 11/15/45	5,000	6,035
4.40%, 1/15/47	18,000	20,780

Fidelity National Information Services, Inc. 3.50%, 4/15/23	23,000	24,309

Fifth Third Bancorp
3.95%, 3/14/28	25,000	29,190
8.25%, 3/1/38	20,000	33,177

Fiserv, Inc.
3.20%, 7/1/26	30,000	32,700
4.20%, 10/1/28	15,000	17,229

Flex Ltd. 5.00%, 2/15/23	5,000	5,396

Florida Power & Light Co.
3.70%, 12/1/47	5,000	5,741
4.13%, 6/1/48	28,000	34,168

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Fortune Brands Home & Security, Inc. 3.25%, 9/15/29	$15,000	$16,114

Franklin Resources, Inc. 2.85%, 3/30/25	25,000	26,851

General Dynamics Corp. 3.75%, 5/15/28	23,000	26,196

General Electric Co.
6.75%, 3/15/32, Series A	28,000	37,878
6.15%, 8/7/37	24,000	32,121
5.88%, 1/14/38	24,000	31,548

General Mills, Inc.
3.70%, 10/17/23	15,000	16,237
3.00%, 2/1/51(d)	28,000	27,416

General Motors Co. 4.20%, 10/1/27	71,000	79,555

General Motors Financial Co., Inc.
3.45%, 4/10/22	5,000	5,138
3.15%, 6/30/22	5,000	5,159
4.00%, 1/15/25	76,000	82,940
4.30%, 7/13/25	5,000	5,536
4.35%, 1/17/27	5,000	5,642

George Washington University (The) 4.13%, 9/15/48, Series 2018	26,000	31,195

Georgia Power Co.
3.25%, 4/1/26	25,000	27,392
4.30%, 3/15/43	47,000	55,482

Georgia-Pacific LLC 7.75%, 11/15/29	5,000	7,198

Gilead Sciences, Inc.
3.50%, 2/1/25	5,000	5,452
3.65%, 3/1/26	69,000	76,660
5.65%, 12/1/41	13,000	17,858
4.50%, 2/1/45	18,000	21,534

Global Payments, Inc. 3.75%, 6/1/23	23,000	24,487

GLP Capital L.P.
5.38%, 11/1/23	18,000	19,755
5.75%, 6/1/28	18,000	21,181

Goldman Sachs Capital I 6.35%, 2/15/34	19,000	26,460

Goldman Sachs Group, Inc. (The)
3.63%, 1/22/23	43,000	45,585
3.20%, 2/23/23	28,000	29,457
3.50%, 1/23/25	25,000	27,221
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month U.S. dollar London Interbank Offered Rate + 1.201% thereafter)(c)	25,000	27,121
3.75%, 2/25/26	5,000	5,584
5.95%, 1/15/27	23,000	28,444
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)	23,000	25,830
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(c)	21,000	23,639
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(c)	50,000	57,673
6.13%, 2/15/33	9,000	12,383
6.45%, 5/1/36	22,000	30,982
5.15%, 5/22/45	18,000	23,814

Halliburton Co. 6.70%, 9/15/38	18,000	23,807

Hasbro, Inc.
3.55%, 11/19/26	20,000	21,907
3.50%, 9/15/27	15,000	16,331

HCA, Inc. 4.13%, 6/15/29	50,000	56,526

Healthcare Trust of America Holdings L.P. 3.75%, 7/1/27	5,000	5,661

Hershey Co. (The) 2.30%, 8/15/26	23,000	24,426

Hess Corp.
7.88%, 10/1/29	50,000	66,971
6.00%, 1/15/40	23,000	28,572

Hewlett Packard Enterprise Co.
4.40%, 10/15/22	48,000	50,718
6.20%, 10/15/35	23,000	30,249

Home Depot, Inc. (The)
3.25%, 3/1/22	94,000	96,865
2.80%, 9/14/27	23,000	25,072
5.88%, 12/16/36	15,000	21,497

Honeywell International, Inc.
2.50%, 11/1/26	10,000	10,798
2.70%, 8/15/29	15,000	16,116

Hubbell, Inc. 3.15%, 8/15/27	23,000	24,886

Hudson Pacific Properties L.P. 3.95%, 11/1/27	5,000	5,459

Humana, Inc. 4.80%, 3/15/47	23,000	28,663

Hyatt Hotels Corp. 3.38%, 7/15/23	48,000	50,330

Illinois Tool Works, Inc. 2.65%, 11/15/26	5,000	5,413

Intel Corp.
3.75%, 3/25/27	50,000	56,777
4.10%, 5/11/47	18,000	21,273
4.75%, 3/25/50	25,000	32,480

Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	5,560
3.10%, 9/15/27	5,000	5,535

International Business Machines Corp.
6.22%, 8/1/27	34,000	44,060
5.88%, 11/29/32	24,000	33,137
4.00%, 6/20/42	50,000	58,063

International Flavors & Fragrances, Inc. 5.00%, 9/26/48	5,000	6,388

International Lease Finance Corp. 5.88%, 8/15/22	76,000	81,518

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

International Paper Co.
3.80%, 1/15/26	$2,000	$2,238
7.30%, 11/15/39	25,000	39,030
4.80%, 6/15/44	5,000	6,231
4.35%, 8/15/48(b)	10,000	12,165

Invesco Finance PLC 4.00%, 1/30/24	18,000	19,778

ITC Holdings Corp. 5.30%, 7/1/43	15,000	19,037

Jabil, Inc.
4.70%, 9/15/22	5,000	5,311
3.95%, 1/12/28	50,000	56,262

Janus Capital Group, Inc. 4.88%, 8/1/25	18,000	20,553

Jefferies Group LLC 6.45%, 6/8/27	25,000	31,737

John Deere Capital Corp.
2.80%, 3/6/23(b)	24,000	25,223
3.45%, 6/7/23	5,000	5,354
2.80%, 9/8/27	37,000	40,287

Johnson & Johnson
2.63%, 1/15/25	48,000	51,276
4.50%, 9/1/40	19,000	24,268

Johnson Controls International PLC 6.00%, 1/15/36	18,000	24,689

JPMorgan Chase & Co.
3.20%, 1/25/23	142,000	149,776
3.88%, 2/1/24	50,000	54,837
3.56%, 4/23/24, (3.559% fixed rate until 4/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.73% thereafter)(c)	5,000	5,329
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; Secured Overnight Financing Rate + 1.585% thereafter)(c)	75,000	77,727
3.30%, 4/1/26	10,000	11,002
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)	50,000	55,707
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)	23,000	25,429
3.70%, 5/6/30, (3.702% fixed rate until 5/6/29; 3-month U.S. dollar London Interbank Offered Rate + 0.1.16% thereafter)(c)	15,000	16,853
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; Secured Overnight Financing Rate + 1.105% thereafter)(c)	5,000	4,783
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(c)	5,000	4,792
5.63%, 8/16/43	68,000	96,349
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(c)	48,000	55,456

Kaiser Foundation Hospitals
3.15%, 5/1/27	24,000	26,639
4.15%, 5/1/47	9,000	11,096

Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	8,000	8,537
4.42%, 12/15/46	48,000	56,960

KeyCorp 4.15%, 10/29/25	69,000	78,632

Kimberly-Clark Corp. 3.90%, 5/4/47	50,000	60,071

Kimco Realty Corp.
3.30%, 2/1/25	18,000	19,482
2.80%, 10/1/26	5,000	5,377

Kinder Morgan Energy Partners L.P.
3.45%, 2/15/23	5,000	5,247
3.50%, 9/1/23	5,000	5,328
5.50%, 3/1/44	18,000	21,663
5.40%, 9/1/44	19,000	22,692

Kinder Morgan, Inc.
4.30%, 3/1/28	15,000	17,138
7.75%, 1/15/32	5,000	7,197
5.55%, 6/1/45	15,000	18,441

KLA Corp.
4.65%, 11/1/24	15,000	16,918
3.30%, 3/1/50	25,000	25,262

Kroger Co. (The)
3.70%, 8/1/27	18,000	20,410
5.15%, 8/1/43	18,000	23,215

Laboratory Corp. of America Holdings 3.20%, 2/1/22	21,000	21,553

Legg Mason, Inc. 5.63%, 1/15/44	5,000	6,870

Linde, Inc. 2.00%, 8/10/50	15,000	12,460

Lockheed Martin Corp.
6.15%, 9/1/36, Series B	39,000	56,566
4.09%, 9/15/52	24,000	28,885

Lowe’s Cos., Inc.
3.12%, 4/15/22	5,000	5,123
2.50%, 4/15/26	5,000	5,318
4.05%, 5/3/47	15,000	17,117

Lubrizol Corp. (The) 6.50%, 10/1/34	39,000	57,094

LYB International Finance B.V. 4.88%, 3/15/44	5,000	6,006

LYB International Finance II B.V. 3.50%, 3/2/27	23,000	25,360

LYB International Finance III LLC 3.80%, 10/1/60	5,000	5,076

LyondellBasell Industries N.V. 4.63%, 2/26/55	20,000	23,357

Magellan Midstream Partners L.P. 4.20%, 10/3/47	13,000	13,678

Main Street Capital Corp. 5.20%, 5/1/24	25,000	27,110

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Marathon Oil Corp.
2.80%, 11/1/22	$9,000	$9,253
3.85%, 6/1/25	5,000	5,412
6.80%, 3/15/32	5,000	6,421

Marathon Petroleum Corp.
6.50%, 3/1/41	25,000	33,757
5.00%, 9/15/54	50,000	56,640

Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	18,000	18,975
4.20%, 3/1/48	5,000	6,036

Martin Marietta Materials, Inc. 3.50%, 12/15/27	5,000	5,600

Marvell Technology Group Ltd.
4.20%, 6/22/23	5,000	5,385
4.88%, 6/22/28	15,000	17,630

Masco Corp. 4.38%, 4/1/26	15,000	17,213

Mass General Brigham, Inc. 3.34%, 7/1/60, Series 2020	25,000	25,893

Massachusetts Institute of Technology 3.89%, 7/1/2116	19,000	22,179

McCormick & Co., Inc.
2.70%, 8/15/22	5,000	5,158
4.20%, 8/15/47	50,000	59,410

McDonald’s Corp.
3.38%, 5/26/25	5,000	5,467
6.30%, 10/15/37	19,000	27,334
3.70%, 2/15/42	19,000	20,972
4.45%, 3/1/47	15,000	18,041
3.63%, 9/1/49	40,000	43,160

McKesson Corp. 3.95%, 2/16/28	5,000	5,694

Merck & Co., Inc.
2.40%, 9/15/22	5,000	5,139
6.50%, 12/1/33	50,000	74,645
2.35%, 6/24/40	5,000	4,804
2.45%, 6/24/50	5,000	4,570

MetLife, Inc. 3.60%, 11/13/25	69,000	76,929

Microsoft Corp.
3.30%, 2/6/27	92,000	102,718
4.10%, 2/6/37	48,000	59,600
4.25%, 2/6/47	18,000	23,056
2.53%, 6/1/50	65,000	61,323
4.50%, 2/6/57	18,000	24,639

MidAmerican Energy Co. 4.80%, 9/15/43	15,000	19,280

Molson Coors Beverage Co. 5.00%, 5/1/42	5,000	5,996

Moody’s Corp. 3.25%, 1/15/28	18,000	19,773

Morgan Stanley
4.88%, 11/1/22	44,000	47,188
3.13%, 1/23/23	50,000	52,573
3.75%, 2/25/23	28,000	29,847
4.10%, 5/22/23	50,000	53,855
3.70%, 10/23/24	30,000	33,142
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(c)	15,000	15,959
4.00%, 7/23/25	9,000	10,126
3.88%, 1/27/26	9,000	10,139
3.13%, 7/27/26	9,000	9,849
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)	47,000	52,545
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)	74,000	83,061
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(c)	15,000	17,580
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(c)	19,000	22,056
4.38%, 1/22/47	14,000	17,426

Mosaic Co. (The)
4.88%, 11/15/41	10,000	11,377
5.63%, 11/15/43	25,000	32,478

Mount Sinai Hospitals Group, Inc. 3.98%, 7/1/48, Series 2017	5,000	5,410

MPLX L.P. 4.00%, 3/15/28(b)	18,000	20,121

National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	5,000	5,569
3.90%, 11/1/28	18,000	20,695
4.02%, 11/1/32	18,000	21,517

NBCUniversal Media LLC 5.95%, 4/1/41	5,000	7,180

NextEra Energy Capital Holdings, Inc. 2.75%, 5/1/25	15,000	15,999

NIKE, Inc.
3.88%, 11/1/45	5,000	5,879
3.38%, 11/1/46	20,000	21,859

NiSource, Inc.
3.49%, 5/15/27	10,000	11,095
5.25%, 2/15/43	5,000	6,359
5.65%, 2/1/45	5,000	6,651
3.95%, 3/30/48	18,000	19,921

Norfolk Southern Corp.
2.90%, 2/15/23	10,000	10,429
3.15%, 6/1/27	23,000	25,271
4.05%, 8/15/52	5,000	5,773

Northrop Grumman Corp.
3.25%, 8/1/23	48,000	51,302
3.20%, 2/1/27	53,000	58,252

NVR, Inc. 3.95%, 9/15/22	5,000	5,225

NYU Langone Hospitals 3.38%, 7/1/55, Series 2020	25,000	25,254

Office Properties Income Trust 4.25%, 5/15/24	25,000	26,453

Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	19,988
4.75%, 1/15/28	23,000	25,717

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Oncor Electric Delivery Co. LLC 5.75%, 3/15/29	$34,000	$43,174

ONEOK, Inc.
4.00%, 7/13/27	18,000	19,783
4.55%, 7/15/28	78,000	87,720

Oracle Corp.
3.63%, 7/15/23	23,000	24,785
2.50%, 4/1/25	50,000	52,983
2.65%, 7/15/26	21,000	22,496
2.95%, 4/1/30	66,000	70,691
4.50%, 7/8/44	40,000	48,120
4.00%, 11/15/47	28,000	31,242

Owens Corning 4.30%, 7/15/47	23,000	25,884

Pacific Gas and Electric Co.
2.95%, 3/1/26	20,000	21,009
2.10%, 8/1/27	120,000	119,956
3.50%, 8/1/50	5,000	4,589

Packaging Corp. of America 4.50%, 11/1/23	43,000	47,146

Parker-Hannifin Corp.
3.50%, 9/15/22	5,000	5,238
3.30%, 11/21/24	18,000	19,625
6.25%, 5/15/38	15,000	21,251

PeaceHealth Obligated Group 4.79%, 11/15/48, Series 2018	25,000	32,654

People’s United Financial, Inc. 3.65%, 12/6/22	55,000	57,601

PepsiCo, Inc.
2.63%, 3/19/27	25,000	26,994
3.00%, 10/15/27	28,000	30,833
2.75%, 3/19/30	30,000	32,153
4.25%, 10/22/44	23,000	28,143

Pfizer, Inc.
3.00%, 12/15/26	10,000	11,093
7.20%, 3/15/39	89,000	143,757
4.30%, 6/15/43	5,000	6,093

Philip Morris International, Inc.
2.50%, 8/22/22	23,000	23,748
3.25%, 11/10/24	21,000	22,916
4.88%, 11/15/43	32,000	39,938

Phillips 66
3.90%, 3/15/28	11,000	12,424
5.88%, 5/1/42	15,000	20,302

Plains All American Pipeline L.P.
3.65%, 6/1/22	39,500	40,556
4.50%, 12/15/26	15,000	16,634
6.65%, 1/15/37	23,000	27,471

PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	28,000	30,802
3.45%, 4/23/29	50,000	56,224

Procter & Gamble Co. (The)
2.15%, 8/11/22	28,000	28,788
3.00%, 3/25/30	50,000	55,087

Progressive Corp. (The) 3.95%, 3/26/50	25,000	30,232

Prologis L.P. 4.38%, 9/15/48	5,000	6,325

Prudential Financial, Inc.
5.70%, 12/14/36	5,000	6,954
6.63%, 12/1/37	19,000	27,480
5.88%, 9/15/42, (5.875% fixed rate until 9/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.175% thereafter)(c)	5,000	5,273
4.60%, 5/15/44	5,000	6,196
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	5,000	5,535
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(c)	5,000	5,702

PSEG Power LLC 3.85%, 6/1/23	5,000	5,365

Public Service Co. of Colorado 4.30%, 3/15/44	29,000	35,338

Public Service Electric & Gas Co.
2.38%, 5/15/23	43,000	44,791
3.00%, 5/15/27	19,000	20,822

QUALCOMM, Inc.
3.00%, 5/20/22	60,000	62,001
2.60%, 1/30/23	10,000	10,418
2.90%, 5/20/24	22,000	23,568

Raytheon Technologies Corp.
2.80%, 3/15/22	18,000	18,434
3.95%, 8/16/25	25,000	28,062
3.50%, 3/15/27	50,000	55,716
4.80%, 12/15/43	10,000	12,443
3.75%, 11/1/46	48,000	52,735
4.35%, 4/15/47	30,000	35,922

Realty Income Corp. 3.00%, 1/15/27	5,000	5,430

Rockwell Automation, Inc. 4.20%, 3/1/49	15,000	18,605

Roper Technologies, Inc. 3.80%, 12/15/26	5,000	5,664

RWJ Barnabas Health, Inc. 3.95%, 7/1/46	24,000	26,914

Ryder System, Inc. 3.75%, 6/9/23	23,000	24,647

Sabra Health Care L.P. 5.13%, 8/15/26	18,000	20,356

Santander Holdings USA, Inc. 4.40%, 7/13/27	88,000	98,977

Sempra Energy
2.88%, 10/1/22	5,000	5,163
4.05%, 12/1/23	5,000	5,438
3.25%, 6/15/27	46,000	50,577

Sherwin-Williams Co. (The)
4.50%, 6/1/47	5,000	6,077
3.80%, 8/15/49	20,000	22,161

Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/23	15,000	15,838

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Simon Property Group L.P.
2.75%, 2/1/23	$5,000	$5,199
3.75%, 2/1/24	5,000	5,405
3.30%, 1/15/26	5,000	5,434
3.25%, 11/30/26	23,000	25,181

SITE Centers Corp. 4.70%, 6/1/27	68,000	75,471

Southern California Edison Co. 4.65%, 10/1/43	74,000	87,377

Southern California Gas Co. 4.13%, 6/1/48, Series UU	5,000	5,978

Southern Co. (The) 3.25%, 7/1/26	5,000	5,447

Southern Co. Gas Capital Corp. 4.40%, 6/1/43	5,000	5,757

Southern Power Co. 5.15%, 9/15/41	19,000	22,807

Spectra Energy Partners L.P. 3.50%, 3/15/25	5,000	5,419

Stanford Health Care 3.80%, 11/15/48, Series 2018	18,000	21,149

Starbucks Corp.
3.10%, 3/1/23	5,000	5,260
2.45%, 6/15/26	5,000	5,302
4.00%, 11/15/28	5,000	5,761

State Street Corp.
2.65%, 5/15/23, (2.653% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 0.635% thereafter)(c)	5,000	5,141
3.10%, 5/15/23	48,000	50,919
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(c)	50,000	53,116

Stryker Corp. 3.38%, 5/15/24	5,000	5,401

Sunoco Logistics Partners Operations L.P. 3.90%, 7/15/26	5,000	5,445

Synchrony Financial 3.70%, 8/4/26	5,000	5,465

Synovus Financial Corp. 3.13%, 11/1/22	5,000	5,179

Sysco Corp. 3.30%, 7/15/26	5,000	5,473

Tampa Electric Co. 4.30%, 6/15/48	18,000	21,651

Tapestry, Inc. 4.13%, 7/15/27	55,000	60,436

Target Corp. 2.50%, 4/15/26	5,000	5,379

TC PipeLines L.P. 4.38%, 3/13/25	19,000	21,179

TD Ameritrade Holding Corp. 2.95%, 4/1/22	10,000	10,246

Texas Instruments, Inc.
2.90%, 11/3/27	27,000	29,621
4.15%, 5/15/48	14,000	17,152

Thermo Fisher Scientific, Inc. 4.50%, 3/25/30	50,000	59,614

Time Warner Cable LLC
6.75%, 6/15/39	20,500	28,056
5.50%, 9/1/41	5,000	6,131
4.50%, 9/15/42	10,000	10,941

Toyota Motor Credit Corp.
0.35%, 10/14/22	100,000	100,157
2.90%, 4/17/24	5,000	5,359
3.05%, 1/11/28	15,000	16,418
2.15%, 2/13/30	50,000	51,436

Trane Technologies Luxembourg Finance S.A. 3.55%, 11/1/24	25,000	27,350

Travelers Cos., Inc. (The)
6.25%, 6/15/37	10,000	14,534
3.75%, 5/15/46	25,000	28,757
4.00%, 5/30/47	23,000	27,456

Trimble, Inc. 4.15%, 6/15/23	5,000	5,378

Truist Financial Corp.
3.05%, 6/20/22	50,000	51,698
2.85%, 10/26/24	94,000	101,148
1.13%, 8/3/27	15,000	14,780

TWDC Enterprises 18 Corp.
2.95%, 6/15/27(b)	23,000	25,221
3.70%, 12/1/42	5,000	5,573
3.00%, 7/30/46	48,000	47,802

Tyson Foods, Inc. 4.88%, 8/15/34	50,000	62,807

U.S. Airways Pass Through Trust 3.95%, 5/15/27, Series 2013-1, Class A	145,145	141,267

U.S. Bancorp
3.90%, 4/26/28(b)	28,000	32,388
1.38%, 7/22/30	11,000	10,533

Union Electric Co. 2.95%, 6/15/27	18,000	19,614

Union Pacific Corp.
3.50%, 6/8/23	27,000	28,820
3.75%, 7/15/25	5,000	5,568
3.25%, 8/15/25	5,000	5,465
2.75%, 3/1/26	5,000	5,371
4.00%, 4/15/47	19,000	21,839
3.84%, 3/20/60	24,000	27,037
4.38%, 11/15/65	5,000	6,061
3.75%, 2/5/70	25,000	26,626

United Airlines Pass Through Trust 4.30%, 2/15/27, Series A	16,947	17,797

United Parcel Service, Inc.
2.45%, 10/1/22	5,000	5,174
2.40%, 11/15/26	5,000	5,357
3.05%, 11/15/27	23,000	25,507
3.40%, 11/15/46	5,000	5,469

UnitedHealth Group, Inc.
2.88%, 3/15/22	5,000	5,103
2.75%, 2/15/23	5,000	5,209
3.70%, 12/15/25	15,000	16,864

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
3.10%, 3/15/26	$34,000	$37,291
3.88%, 12/15/28	18,000	20,677
5.80%, 3/15/36	5,000	6,936
3.95%, 10/15/42	5,000	5,921
3.75%, 10/15/47	15,000	16,704

University of Southern California 3.03%, 10/1/39	24,000	25,366

Utah Acquisition Sub, Inc. 3.95%, 6/15/26	10,000	11,182

Valero Energy Partners L.P. 4.38%, 12/15/26	33,000	37,426

Ventas Realty L.P. 4.38%, 2/1/45	24,000	25,853

VEREIT Operating Partnership L.P.
4.60%, 2/6/24	18,000	19,826
3.95%, 8/15/27	5,000	5,614

Verisk Analytics, Inc. 4.13%, 3/15/29	22,000	25,042

Verizon Communications, Inc.
5.15%, 9/15/23	70,000	78,144
1.68%, 10/30/30(d)	76,000	72,388
6.55%, 9/15/43	8,000	12,198
4.86%, 8/21/46	50,000	61,870
5.01%, 4/15/49	23,000	29,308
2.99%, 10/30/56(d)	11,000	9,985
3.00%, 11/20/60	15,000	13,521

ViacomCBS, Inc.
3.38%, 2/15/28	5,000	5,437
6.88%, 4/30/36	5,000	7,113
4.90%, 8/15/44	5,000	5,960
4.60%, 1/15/45	50,000	57,910

Viatris, Inc.
2.70%, 6/22/30(d)	10,000	10,148
3.85%, 6/22/40(d)	5,000	5,306
4.00%, 6/22/50(d)	10,000	10,421

Virginia Electric & Power Co. 8.88%, 11/15/38	15,000	26,712

Visa, Inc.
2.80%, 12/14/22	50,000	52,083
2.75%, 9/15/27	22,000	23,962
3.65%, 9/15/47	40,000	45,834

Vulcan Materials Co. 4.50%, 4/1/25	18,000	20,281

Wachovia Corp. 5.50%, 8/1/35	5,000	6,450

Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	78,000	85,941

Walmart, Inc.
3.55%, 6/26/25	69,000	76,735
3.70%, 6/26/28	15,000	17,207
6.50%, 8/15/37	48,000	73,136
4.05%, 6/29/48	10,000	12,277

Walt Disney Co. (The)
3.35%, 3/24/25	25,000	27,348
2.65%, 1/13/31	10,000	10,498
6.40%, 12/15/35	4,000	5,880
6.65%, 11/15/37	20,000	29,886
3.50%, 5/13/40	10,000	10,950
4.95%, 10/15/45	5,000	6,543
3.80%, 5/13/60	15,000	16,964

Wells Fargo & Co.
2.63%, 7/22/22	44,000	45,415
4.13%, 8/15/23	69,000	75,064
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	89,000	98,821
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month U.S. dollar London Interbank Offered Rate + 3.77% thereafter)(c)	50,000	59,095
5.38%, 11/2/43	47,000	61,251
4.75%, 12/7/46	71,000	87,559
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month U.S. dollar London Interbank Offered Rate + 4.24% thereafter)(c)	25,000	33,419

Welltower, Inc.
4.25%, 4/1/26	23,000	26,252
4.25%, 4/15/28	15,000	17,128

Western Union Co. (The)
3.60%, 3/15/22	5,000	5,150
4.25%, 6/9/23	55,000	59,291

Westlake Chemical Corp. 5.00%, 8/15/46	10,000	11,989

WestRock MWV LLC 7.95%, 2/15/31	14,000	19,707

Whirlpool Corp. 4.50%, 6/1/46	30,000	35,077

Williams Cos., Inc. (The)
3.75%, 6/15/27	10,000	11,121
7.50%, 1/15/31, Series A	50,000	68,058
6.30%, 4/15/40	10,000	13,102
5.75%, 6/24/44	50,000	62,815

Wisconsin Public Service Corp. 3.67%, 12/1/42	38,000	42,569

WW Grainger, Inc. 3.75%, 5/15/46	23,000	25,648

Xilinx, Inc. 2.95%, 6/1/24	48,000	51,245

Xylem, Inc. 3.25%, 11/1/26	5,000	5,528

Zimmer Biomet Holdings, Inc. 3.15%, 4/1/22	5,000	5,125
TOTAL U.S. CORPORATE BONDS (Cost: $18,765,901)		20,297,221

FOREIGN CORPORATE BONDS – 3.3%

Australia – 0.1%

BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	23,000	31,305

Westpac Banking Corp.
2.75%, 1/11/23	50,000	52,307
3.35%, 3/8/27	23,000	25,787
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(c)	10,000	11,205

Total Australia		120,604

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Belgium – 0.3%

Anheuser-Busch Cos. LLC 3.65%, 2/1/26	$129,000	$143,229

Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31(b)	40,000	48,973
4.60%, 4/15/48	19,000	22,121
4.44%, 10/6/48	19,000	21,645

Total Belgium		235,968

Bermuda – 0.0%

Aspen Insurance Holdings Ltd. 4.65%, 11/15/23	18,000	19,751

Brazil – 0.0%

Vale Overseas Ltd. 6.88%, 11/21/36	10,000	13,759

Canada – 0.9%

Bank of Montreal
2.35%, 9/11/22	44,000	45,437
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	49,000	54,789

Bank of Nova Scotia (The)
2.45%, 9/19/22	48,000	49,636
2.00%, 11/15/22	50,000	51,474

Brookfield Finance, Inc.
3.90%, 1/25/28	18,000	20,288
4.70%, 9/20/47	5,000	5,958

Canadian National Railway Co. 2.95%, 11/21/24	25,000	26,994

Canadian Natural Resources Ltd. 3.80%, 4/15/24(b)	50,000	53,903

CNOOC Petroleum North America ULC 6.40%, 5/15/37	25,000	33,825

Kinross Gold Corp. 4.50%, 7/15/27	5,000	5,728

Magna International, Inc. 3.63%, 6/15/24	5,000	5,440

Nutrien Ltd.
3.15%, 10/1/22	43,000	44,537
5.63%, 12/1/40	5,000	6,694
5.25%, 1/15/45	18,000	23,576

Rogers Communications, Inc.
3.00%, 3/15/23	23,000	24,063
4.50%, 3/15/43	25,000	29,576

Royal Bank of Canada
2.75%, 2/1/22	50,000	51,161
2.80%, 4/29/22	50,000	51,479

TELUS Corp. 4.60%, 11/16/48	5,000	6,103

TransCanada PipeLines Ltd.
4.25%, 5/15/28	64,000	73,656
4.63%, 3/1/34	28,000	32,632
5.85%, 3/15/36	29,000	38,135

Total Canada		735,084

Colombia – 0.2%

Ecopetrol S.A.
5.88%, 9/18/23	94,000	104,409
5.88%, 5/28/45	40,000	43,642

Total Colombia		148,051

France – 0.0%

Sanofi 3.63%, 6/19/28	5,000	5,662

Total Capital International S.A. 3.46%, 7/12/49	20,000	20,850

Total France		26,512

Germany – 0.1%

Deutsche Telekom International Finance B.V. 9.25%, 6/1/32	50,000	82,562

Japan – 0.3%

Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	5,000	5,133
3.76%, 7/26/23	54,000	58,187
3.78%, 3/2/25	5,000	5,509
3.74%, 3/7/29	15,000	16,938

Sumitomo Mitsui Financial Group, Inc.
2.78%, 10/18/22	50,000	51,960
3.35%, 10/18/27	23,000	25,297
3.20%, 9/17/29	50,000	53,108

Total Japan		216,132

Netherlands – 0.1%

Cooperatieve Rabobank UA 5.25%, 5/24/41	24,000	32,817

Shell International Finance B.V.
3.40%, 8/12/23	47,000	50,508
5.50%, 3/25/40	27,000	36,982

Total Netherlands		120,307

Norway – 0.2%

Equinor ASA
2.45%, 1/17/23	106,000	110,220
2.65%, 1/15/24	5,000	5,300
3.70%, 3/1/24	5,000	5,478
3.63%, 9/10/28	24,000	27,080
5.10%, 8/17/40	19,000	24,962

Total Norway		173,040

Peru – 0.0%

Southern Copper Corp. 6.75%, 4/16/40	5,000	7,067

Spain – 0.1%

Telefonica Emisiones S.A. 7.05%, 6/20/36	9,000	12,896

Telefonica Europe B.V. 8.25%, 9/15/30	47,000	68,488

Total Spain		81,384

Switzerland – 0.1%

Novartis Capital Corp.
2.40%, 5/17/22	5,000	5,122
3.70%, 9/21/42	15,000	17,398

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Syngenta Finance N.V. 3.13%, 3/28/22	$19,000	$19,282

Total Switzerland		41,802

United Kingdom – 0.9%

AstraZeneca PLC
3.38%, 11/16/25	15,000	16,518
4.38%, 11/16/45	50,000	61,016

Barclays PLC 4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	200,000	215,548

BP Capital Markets PLC
3.54%, 11/4/24	5,000	5,503
3.28%, 9/19/27	24,000	26,403

British Telecommunications PLC 9.63%, 12/15/30	24,000	38,089

CNH Industrial N.V. 4.50%, 8/15/23	20,000	21,858

GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	100,000	104,988
3.38%, 5/15/23	15,000	15,997

HSBC Holdings PLC 7.63%, 5/17/32	64,000	91,569

Natwest Group PLC 6.00%, 12/19/23	23,000	26,094

Reynolds American, Inc.
7.25%, 6/15/37	23,000	30,516
5.85%, 8/15/45	10,000	11,953

Unilever Capital Corp. 5.90%, 11/15/32	5,000	6,993

Vodafone Group PLC
4.38%, 2/19/43	34,000	39,495
5.25%, 5/30/48	30,000	38,811

Total United Kingdom		751,351
TOTAL FOREIGN CORPORATE BONDS (Cost: $2,564,407)		2,773,374

FOREIGN GOVERNMENT AGENCIES – 1.2%

Canada – 0.8%

Export Development Canada
2.50%, 1/24/23	10,000	10,436
1.38%, 2/24/23	50,000	51,178

Province of Alberta Canada 3.30%, 3/15/28	95,000	106,507

Province of British Columbia Canada
2.00%, 10/23/22	110,000	113,241
2.25%, 6/2/26	25,000	26,707

Province of New Brunswick Canada 3.63%, 2/24/28	20,000	22,883

Province of Ontario Canada
2.25%, 5/18/22	10,000	10,243
3.20%, 5/16/24	110,000	119,504

Province of Quebec Canada
2.63%, 2/13/23	9,000	9,415
2.88%, 10/16/24, Series QO	55,000	59,574
1.50%, 2/11/25, Series QX	20,000	20,664
2.50%, 4/20/26	50,000	53,925
7.50%, 9/15/29, Series PD	31,000	45,106

Total Canada		649,383

Germany – 0.4%

Kreditanstalt fuer Wiederaufbau
2.13%, 6/15/22	9,000	9,227
2.13%, 1/17/23	33,000	34,192
2.63%, 2/28/24	200,000	213,476
2.50%, 11/20/24	33,000	35,409
2.88%, 4/3/28	40,000	44,514

Landwirtschaftliche Rentenbank 1.75%, 7/27/26	50,000	52,207

Total Germany		389,025
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,023,358)		1,038,408

FOREIGN GOVERNMENT OBLIGATIONS – 1.2%

Colombia – 0.3%

Colombia Government International Bond
3.13%, 4/15/31	200,000	199,624
10.38%, 1/28/33	25,000	38,934

Total Colombia		238,558

Hungary – 0.1%

Hungary Government International Bond
5.38%, 2/21/23	50,000	54,779
5.38%, 3/25/24	18,000	20,495

Total Hungary		75,274

Italy – 0.1%

Republic of Italy Government International Bond 5.38%, 6/15/33	36,000	44,937

Mexico – 0.2%

Mexico Government International Bond
4.00%, 10/2/23	157,000	170,756
5.75%, 10/12/2110	18,000	20,521

Total Mexico		191,277

Panama – 0.0%

Panama Government International Bond 8.88%, 9/30/27	19,000	26,478

Peru – 0.0%

Peruvian Government International Bond 4.13%, 8/25/27	19,000	21,590

Philippines – 0.3%

Philippine Government International Bond 3.95%, 1/20/40	200,000	221,654

Poland – 0.1%

Republic of Poland Government International Bond
3.00%, 3/17/23	24,000	25,288
3.25%, 4/6/26	47,000	52,725

Total Poland		78,013

Uruguay – 0.1%

Uruguay Government International Bond
5.10%, 6/18/50	28,000	34,857

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
4.98%, 4/20/55	$74,000	$91,188

Total Uruguay		126,045
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $964,910)		1,023,826

SUPRANATIONAL BONDS – 1.4%

Asian Development Bank
2.75%, 3/17/23	9,000	9,468
1.50%, 10/18/24	125,000	129,480
2.00%, 1/22/25	5,000	5,277
2.50%, 11/2/27	20,000	21,693

Asian Infrastructure Investment Bank (The) 2.25%, 5/16/24	50,000	52,926

Corporacion Andina de Fomento
3.25%, 2/11/22	50,000	51,259
4.38%, 6/15/22	5,000	5,239

European Investment Bank
2.25%, 3/15/22(b)	14,000	14,302
2.25%, 8/15/22	9,000	9,272
2.50%, 3/15/23	141,000	147,614
3.25%, 1/29/24	14,000	15,176
0.38%, 12/15/25(b)	15,000	14,712
2.13%, 4/13/26	25,000	26,634
2.38%, 5/24/27(b)	94,000	101,658
4.88%, 2/15/36	25,000	34,577

Inter-American Development Bank
1.75%, 9/14/22	141,000	144,405
2.50%, 1/18/23	9,000	9,391
1.75%, 3/14/25	50,000	52,303
3.20%, 8/7/42	25,000	28,800

International Bank for Reconstruction & Development
2.13%, 2/13/23	5,000	5,188
2.50%, 11/25/24, Series GDIF	64,000	68,712
2.13%, 3/3/25, Series GDIF	50,000	53,087
2.50%, 7/29/25, Series GDIF	84,000	90,460
2.50%, 11/22/27, Series GDIF	59,000	64,007
International Finance Corp. 1.38%, 10/16/24	60,000	61,916
TOTAL SUPRANATIONAL BONDS (Cost: $1,188,950)		1,217,556

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%

United States – 2.1%

Bank
2.85%, 10/17/52, Series 2019-BN21, Class A5	75,000	80,333
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	116,638

Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(c)	60,000	63,901
4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	68,939
CFCRE Commercial Mortgage Trust 3.83%, 12/15/47, Series 2011-C2, Class A4	67,468	67,858

Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	35,722	37,326
3.21%, 3/10/48, Series 2015-CR22, Class A3	95,000	96,652

CSAIL Commercial Mortgage Trust 4.10%, 4/15/51, Series 2018-CX11, Class A3	100,000	109,374

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.87%, 12/25/21, Series K017, Class A2	88,492	89,248
2.48%, 3/25/25, Series K049, Class A1	11,409	11,863
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	78,569
3.69%, 1/25/29, Series K088, Class A2	115,000	133,972
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	84,471

Federal National Mortgage Association Alternative Credit Enhancement Securities
3.13%, 7/25/23, Series 2014-M1, Class A2^(c)	73,016	77,059
2.49%, 5/25/26, Series 2016-M6, Class A2	57,210	60,852
2.48%, 12/25/26, Series 2017-M3, Class A2^(c)	45,000	47,908
3.05%, 3/25/28, Series 2018-M4, Class A2^(c)	25,000	27,852
2.99%, 2/25/30, Series 2018-M3, Class A1^(c)	18,562	20,066

GS Mortgage Securities Trust 3.00%, 9/1/52, Series 2019-GC42, Class A4	50,000	54,072

JPMBB Commercial Mortgage Securities Trust 4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	54,637

Morgan Stanley Bank of America Merrill Lynch Trust 3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	110,310

UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	57,551
4.08%, 12/15/51, Series 2018-C15, Class A3	50,000	56,475

Wells Fargo Commercial Mortgage Trust 3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	75,942
WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	108,431
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,717,653)		1,790,299

MUNICIPAL BONDS – 0.6%

United States – 0.6%

Bay Area Toll Authority 7.04%, 4/1/50, Series S1-SUB	25,000	43,053

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series B	50,000	71,259

New Jersey Transportation Trust Fund Authority 5.75%, 12/15/28, Series C	45,000	53,817

Port Authority of New York & New Jersey 4.81%, 10/15/65, Series 192	25,000	33,552

Port of Morrow, OR 2.54%, 9/1/40	20,000	19,875

State of California 7.55%, 4/1/39	40,000	66,984

State of Mississippi 5.25%, 11/1/34	75,000	98,335

Texas Transportation Commission 2.56%, 4/1/42	20,000	20,618

Texas Transportation Commission State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	62,726
4.00%, 10/1/33	20,000	24,868
University of California 3.35%, 7/1/29, Series BD	10,000	11,174
TOTAL MUNICIPAL BONDS (Cost: $480,790)		506,261

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

ASSET-BACKED SECURITIES – 0.2%

United States – 0.2%

Americredit Automobile Receivables Trust 3.07%, 12/19/22, Series 2018-1, Class A3	$3,201	$3,208

BMW Vehicle Owner Trust 2.51%, 6/25/24, Series 2018-A, Class A4	10,000	10,108

CarMax Auto Owner Trust
2.64%, 6/15/23, Series 2018-1, Class A4	29,000	29,593
1.89%, 12/16/24, Series 2020-1, Class A3, ABS	5,000	5,115

Discover Card Execution Note Trust 3.11%, 1/16/24, Series 2018-A4, Class A4	30,000	30,321

Ford Credit Auto Lease Trust 2.22%, 10/15/22, Series 2019-B, Class A3	20,000	20,129

GM Financial Consumer Automobile Receivables Trust
2.46%, 7/17/23, Series 2018-1, Class A4	20,000	20,242
2.65%, 2/16/24, Series 2019-2, Class A3	15,053	15,280
TOTAL ASSET-BACKED SECURITIES (Cost: $131,837)		133,996

REPURCHASE AGREEMENT – 5.5%

United States – 5.5%

Citigroup, Inc., tri-party repurchase agreement dated 2/26/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.02% due 3/1/21; Proceeds at maturity – $4,651,508 (fully collateralized by Fannie Mae Pool, 2.00% – 2.50% due 1/1/51; Market value including accrued interest – $4,884,075)

(Cost: $4,651,500)	4,651,500	4,651,500

Investments	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(e)
(Cost: $395,898)	395,898	395,898
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT – 102.9% (Cost: $83,759,179)		87,526,683
Securities Sold Short	Principal Amount	Value

U.S. GOVERNMENT AGENCIES SOLD SHORT – (0.2)%

Government National Mortgage Association – (0.1)%
3.00%, 3/1/51(a)	(25,000)	(26,025)
3.50%, 3/1/51(a)	(25,000)	(26,481)

Total Government National Mortgage Association		(52,506)

Uniform Mortgage-Backed Securities – (0.1)%
3.00%, 3/1/36(a)	(50,000)	(52,786)
3.50%, 3/1/51(a)	(25,000)	(26,510)
4.00%, 3/1/51(a)	(25,000)	(26,850)

Total Uniform Mortgage-Backed Securities		(106,146)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $158,810)		(158,652)

Other Assets less Liabilities – (2.7)%		(2,267,179)

NET ASSETS – 100.0%		$85,100,852

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)

Security, or portion thereof, was on loan at February 28, 2021 (See Note 2). At February 28, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $689,263 and the total market value of the collateral held by the Fund was $704,520. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $308,622.

(c)	Rate shown reflects the accrual rate as of February 28, 2021 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2021.

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	192	6/30/21	$(42,387,000)	$30,838
5 Year U.S. Treasury Note	287	6/30/21	(35,579,031)	255,481
U.S. Treasury Ultra Long Term Bond	48	6/21/21	(9,075,000)	35,565
Ultra 10 Year U.S. Treasury Note	72	6/21/21	(10,608,750)	113,063
			$(97,649,781)	$434,947
†

As of February 28, 2021, deposits at broker for futures contracts of $2,751,741 included cash collateral of $2,088,891 and previously settled variation margin gains on open futures contracts of $662,850.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$24,199,934	$—	$24,199,934
U.S. Government Obligations	—	29,498,410	—	29,498,410
U.S. Corporate Bonds	—	20,297,221	—	20,297,221
Foreign Corporate Bonds	—	2,773,374	—	2,773,374
Foreign Government Agencies	—	1,038,408	—	1,038,408
Foreign Government Obligations	—	1,023,826	—	1,023,826
Supranational Bonds	—	1,217,556	—	1,217,556
Commercial Mortgage-Backed Securities	—	1,790,299	—	1,790,299
Municipal Bonds	—	506,261	—	506,261
Asset-Backed Securities	—	133,996	—	133,996
Repurchase Agreement	—	4,651,500	—	4,651,500
Investment of Cash Collateral for Securities Loaned	—	395,898	—	395,898
Total Investments in Securities	$—	$87,526,683	$—	$87,526,683
Financial Derivative Instruments
Futures Contracts[1]	$434,947	$—	$—	$434,947
Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(158,652)	$—	$(158,652)
Total – Net	$434,947	$87,368,031	$—	$87,802,978
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 28, 2021

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – 4.0%

United States – 4.0%

Navient Private Education Refi Loan Trust 3.90%, 1/15/43, Series 2019-A, Class B(a)	$284,000	$296,385

Santander Drive Auto Receivables Trust 2.28%, 9/15/23, Series 2019-3, Class B	250,000	251,279

Sofi Consumer Loan Program Trust 4.73%, 1/26/26, Series 2017-1, Class B(a)(b)	136,228	137,781
3.65%, 2/25/27, Series 2018-1, Class B(a)	250,000	255,214
3.79%, 4/26/27, Series 2018-2, Class B(a)	355,817	361,842
4.02%, 8/25/27, Series 2018-3, Class B(a)	100,000	102,452
TOTAL ASSET-BACKED SECURITIES (Cost: $1,399,523)		1,404,953

COLLATERALIZED LOAN OBLIGATIONS – 6.7%

Cayman Islands – 6.0%

Ares XLVII Ltd. 1.99%, 4/15/30, Series 2018-47A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 1.75%)(a)(b)	400,000	400,293

BDS Ltd. 2.61%, 2/16/37, Series 2020-FL5, Class D, (1-month U.S. dollar London Interbank Offered Rate + 2.50%)(a)(b)	300,000	300,560

LCM 28 Ltd. 2.37%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b)	400,000	400,290

Neuberger Berman Loan Advisers Ltd. 1.00%, 1/19/32, Series 2019-32A, Class CR, (3-month U.S. dollar London Interbank Offered Rate + 1.700%)(a)(b)	500,000	500,303

2.87%, 1/19/32, Series 2019-32A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.65%)(a)(b)	300,000	300,000

TCW Ltd. 2.62%, 4/25/31, Series 2018-1A, Class B2R2, (3-month U.S. dollar London Interbank Offered Rate + 2.40%)(a)(b)	250,000	250,417

Total Cayman Islands		2,151,863

Morocco – 0.7%

OCP S.A. 1.30%, 4/26/31, Series 2014-5A, Class A1R, (3-month U.S. dollar London Interbank Offered Rate + 1.08%)(a)(b)	250,000	250,141
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $2,361,575)		2,402,004

COLLATERALIZED MORTGAGE OBLIGATIONS – 31.5%

United States – 31.5%

Arroyo Mortgage Trust 3.76%, 4/25/48, Series 2018-1, Class A1^(a)(b)	43,132	43,473

CSMC Trust 3.93%, 10/25/44, Series 2014-WIN2, Class B1^(a)(b)	202,177	210,638

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2.42%, 9/25/30, Series 2018-HQA1, Class M2, (1-month U.S. dollar London Interbank Offered Rate + 2.30%)^(b)	157,014	158,095

Federal Home Loan Mortgage Corporation REMIC 6.00%, 2/15/22, Series 2416, Class PG	37,327	38,078
6.00%, 2/15/22, Series 2418, Class MB	7,690	7,823
7.40%, 5/15/23, Series 1517, Class J	14,344	14,956
4.50%, 7/15/25, Series 3000, Class BC	46,159	48,135
6.00%, 7/15/29, Series 2175, Class TH	33,616	37,858
6.00%, 5/15/32, Series 2448, Class ZQ	79,997	90,761
6.00%, 8/15/32, Series 2485, Class WG	24,647	28,281
5.00%, 11/15/32, Series 2519, Class NU	1,044,229	1,159,550
5.50%, 11/15/32, Series 2519, Class ZD	9,779	11,136
5.50%, 11/15/32, Series 2520, Class PH	182,957	211,028
5.50%, 9/15/34, Series 2861, Class Z	13,066	15,350
5.00%, 11/15/34, Series 2893, Class PE	56,017	63,625
6.00%, 11/15/36, Series 3244, Class LZ	267	304
5.00%, 1/15/40, Series 3626, Class ME	425,000	500,701
5.00%, 4/15/40, Series 3658, Class CZ	360,557	440,140
4.00%, 1/15/41, Series 4179, Class AZ	685,911	754,705
3.50%, 5/15/41, Series 4229, Class MA	93,486	98,584
3.00%, 12/15/41, Series 4273, Class GM	116,864	122,977
2.00%, 1/15/42, Series 4112, Class CP	39,355	40,393
4.50%, 9/15/42, Series 4671, Class JM	211,268	224,222
3.00%, 5/15/43, Series 4322, Class DJ	154,871	161,014

Federal National Mortgage Association REMIC 6.68%, 1/25/23, Series G93-1, Class K	8,977	9,279
6.00%, 8/25/23, Series 1996-8, Class C	10,911	11,290
6.50%, 9/25/23, Series 1993-169, Class L	16,764	17,748
6.50%, 10/25/31, Series 2001-52, Class YZ	1,452	1,710
4.00%, 8/25/33, Series 2014-58, Class VM	100,000	108,258
4.50%, 10/25/34, Series 2004-75, Class ZG	9,117	10,201
4.75%, 8/25/35, Series 2005-80, Class SZ	104,253	121,120
6.00%, 7/25/36, Series 2006-62, Class PZ	127,498	190,106
4.50%, 10/25/36, Series 2009-19, Class PW	46,359	52,020
5.50%, 2/25/37, Series 2007-6, Class PA	20,358	22,621
5.00%, 4/25/37, Series 2007-26, Class JZ	306,307	347,063
5.00%, 3/25/38, Series 2008-16, Class EA	8,529	9,634
6.00%, 8/25/39, Series 2009-62, Class Z	257,832	311,352
5.00%, 11/25/39, Series 2009-89, Class PH	118,000	137,104
2.50%, 4/25/40, Series 2011-101, Class NC	3,011	3,013
5.00%, 7/25/40, Series 2010-80, Class PZ	255,408	306,547
5.00%, 9/25/40, Series 2010-102, Class PN	173,762	199,698
1.75%, 11/25/40, Series 2012-51, Class GU	400,000	411,683
5.00%, 6/25/41, Series 2011-52, Class GB	219,980	251,752
2.50%, 9/25/41, Series 2011-127, Class JC	70,379	71,434
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	231,864
3.00%, 2/25/43, Series 2013-1, Class JZ	187,310	187,979
3.00%, 4/25/45, Series 2015-23, Class HZ	477,585	506,967
3.00%, 3/25/46, Series 2016-9, Class D	40,794	43,570
2.50%, 9/25/46, Series 2016-63, Class CA	161,797	162,246

Government National Mortgage Association 5.50%, 4/20/37, Series 2007-24, Class PC	93,637	101,445
5.50%, 5/20/38, Series 2008-42, Class QB	87,376	100,862
3.00%, 7/16/41, Series 2011-135, Class WH	193,860	198,631
4.00%, 3/20/44, Series 2014-43, Class Z	593,154	696,551

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 28, 2021

Investments	Principal Amount	Value
3.75%, 4/16/44, Series 2014-60, Class AL	$250,000	$276,572
3.00%, 11/20/45, Series 2015-165, Class ZE	117,035	125,818

GS Mortgage-Backed Securities Trust 3.50%, 5/25/50, Series 2020-PJ1, Class A6^(a)(b)	72,966	74,226

JP Morgan Mortgage Trust 3.65%, 5/25/45, Series 2015-3, Class B3^(a)(b)	188,054	192,370
3.51%, 5/25/50, Series 2019-9, Class B2A^(a)(b)	293,169	303,730
4.50%, 5/25/50, Series 2019-INV3, Class B3^(a)(b)	226,530	233,540
3.50%, 8/25/50, Series 2020-3, Class A15^(a)(b)	212,217	217,279
3.00%, 12/25/50, Series 2020-5, Class A15^(a)(b)	178,038	180,931
3.72%, 12/25/50, Series 2020-5, Class B1^(a)(b)	246,992	258,834

Sequoia Mortgage Trust 4.00%, 2/25/48, Series 2018-CH1, Class A1^(a)(b)	86,314	88,581
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $11,264,471)		11,257,456

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.1%

United States – 5.1%

Bank 1.36%, 11/15/53, Series 2020-BN29, Class XA^(b)(c)	4,491,956	474,735

Benchmark Mortgage Trust 2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	342,411

Cantor Commercial Real Estate Lending 2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	221,297

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 3.70%, 3/25/28, Series K077, Class A1	468,340	525,709

Morgan Stanley Bank of America Merrill Lynch Trust 5.05%, 2/15/47, Series 2014-C14, Class C^(b)	242,000	262,011
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,764,121)		1,826,163

U.S. GOVERNMENT AGENCIES – 51.1%

Federal Home Loan Mortgage Corporation – 3.8%
4.00%, 1/1/42	359,231	398,533
3.50%, 8/1/46	397,345	432,128
3.50%, 9/1/47	492,780	534,362

Total Federal Home Loan Mortgage Corporation		1,365,023

Federal National Mortgage Association – 10.2%
4.00%, 11/1/43	455,255	504,965
4.00%, 5/1/47	383,801	422,753
4.00%, 12/1/47	374,765	411,961
4.00%, 10/1/48	1,411,628	1,563,558
4.00%, 4/1/55	537,182	610,108
4.50%, 6/1/56	113,568	130,614

Total Federal National Mortgage Association		3,643,959

Government National Mortgage Association – 12.2%
3.50%, 7/20/47	740,757	815,718
4.50%, 5/20/49	178,944	193,555
3.00%, 8/20/50	972,158	1,013,962
3.00%, 3/1/51(d)	2,237,000	2,328,752

Total Government National Mortgage Association		4,351,987

Uniform Mortgage-Backed Securities – 24.9%
3.50%, 3/1/51(d)	300,000	318,114
2.00%, 4/1/51(d)	3,288,000	3,314,522
2.50%, 4/1/51(d)	5,083,000	5,259,217

Total Uniform Mortgage-Backed Securities		8,891,853
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $18,168,692)		18,252,822

TOTAL INVESTMENTS IN SECURITIES – 98.4% (Cost: $34,958,382)		35,143,398

Other Assets less Liabilities – 1.6%		559,777

NET ASSETS – 100.0%		$35,703,175

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of February 28, 2021 on securities with variable or step rates.

(c)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 28, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	4	6/21/21	$(530,875)	$6,469
U.S. Treasury Long Bond	4	6/21/21	(636,875)	5,656
U.S. Treasury Ultra Long Term Bond	1	6/21/21	(189,062)	734
			$(1,356,812)	$12,859

Long Exposure
2 Year U.S. Treasury Note	7	6/30/21	$1,545,359	$(1,302)
			$1,545,359	$(1,302)
Total – Net			$188,547	$11,557
†	As of February 28, 2021, deposits at broker for futures contracts of $23,965 included cash collateral of $7,794 and previously settled variation margin gains on open futures contracts of $16,171.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Asset-Backed Securities	$—	$1,404,953	$—	$1,404,953
Collateralized Loan Obligations	—	2,402,004	—	2,402,004
Collateralized Mortgage Obligations	—	11,257,456	—	11,257,456
Commercial Mortgage-Backed Securities	—	1,826,163	—	1,826,163
U.S. Government Agencies	—	18,252,822	—	18,252,822
Total Investments in Securities	$—	$35,143,398	$—	$35,143,398
Financial Derivative Instruments
Futures Contracts[1]	$12,859	$—	$—	$12,859
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,302)	$—	$—	$(1,302)
Total – Net	$11,557	$35,143,398	$—	$35,154,955
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 42.6%

Federal Farm Credit Bank – 0.2%
1.79%, 6/22/35	$500,000	$494,150
1.65%, 7/23/35	1,500,000	1,466,760

Total Federal Farm Credit Bank		1,960,910

Federal Home Loan Bank – 0.8%

5.50%, 7/15/36	5,900,000	8,820,028

Federal Home Loan Mortgage Corporation – 8.7%
3.50%, 6/1/27	435,875	465,563
2.50%, 4/1/30	2,670,019	2,799,462
3.00%, 5/1/30	799,402	846,162
6.75%, 3/15/31	9,500,000	14,149,775
6.25%, 7/15/32	11,504,000	17,110,820
3.00%, 1/1/33	2,233,746	2,364,148
3.00%, 5/1/33	2,964,692	3,135,005
4.00%, 11/1/33	69,305	73,837
5.50%, 12/1/33	349,324	400,300
3.50%, 9/1/34	110,306	117,838
3.00%, 5/1/35	933,707	992,963
2.50%, 6/1/35	1,595,641	1,669,402
2.50%, 7/1/35	265,814	278,101
2.00%, 9/1/35	461,595	477,577
6.50%, 3/1/36	238,105	275,782
5.00%, 6/1/37	2,104	2,422
6.00%, 9/1/37	186,658	215,810
5.50%, 2/1/40	7,904	9,142
4.50%, 8/1/40	160,385	180,038
4.00%, 11/1/40	13,249	14,651
5.00%, 3/1/41	251,389	289,311
5.50%, 6/1/41	235,187	271,772
5.00%, 7/1/41	6,944	7,992
3.50%, 10/1/41	447,524	483,874
3.50%, 2/1/42	186,769	202,916
5.00%, 2/1/42	344,317	391,309
4.00%, 4/1/42	589,956	652,723
4.50%, 5/1/42	239,739	268,944
3.50%, 6/1/42	45,731	49,477
3.00%, 7/1/42	215,763	231,058
3.50%, 8/1/42	209,246	226,388
3.50%, 9/1/42	261,527	282,932
3.00%, 3/1/43	355,556	380,069
3.00%, 4/1/43	228,813	244,588
3.00%, 7/1/43	827,383	891,881
3.50%, 7/1/43	306,201	333,189
3.00%, 8/1/43	68,819	73,564
4.00%, 8/1/43	24,875	27,493
3.50%, 1/1/44	1,533,630	1,660,388
3.00%, 2/1/44	165,640	177,030
3.50%, 2/1/44	127,267	138,485
4.00%, 3/1/44	46,573	51,089
4.00%, 4/1/44	446,072	494,432
3.50%, 5/1/44	204,386	220,342
4.00%, 5/1/44	176,578	193,703
4.50%, 5/1/44	11,055	12,347
3.50%, 7/1/44	55,841	60,199
4.50%, 7/1/44	140,633	157,068
4.00%, 8/1/44	534,738	599,012
3.50%, 10/1/44	19,615	21,146
4.50%, 11/1/44	135,907	151,792
3.50%, 12/1/44	261,839	282,276
3.50%, 1/1/45	53,458	57,632
4.00%, 2/1/45	100,964	110,558
4.00%, 3/1/45	11,018	12,066
3.00%, 4/1/45	17,178	18,205
4.00%, 4/1/45	57,860	63,347
3.00%, 5/1/45	70,660	74,905
3.50%, 5/1/45	116,221	125,048
3.50%, 6/1/45	57,440	61,789
4.00%, 6/1/45	164,332	179,960
3.00%, 7/1/45	18,817	19,942
3.00%, 8/1/45	77,802	82,477
3.50%, 8/1/45	726,257	785,813
4.00%, 9/1/45	97,081	106,287
3.50%, 10/1/45	118,425	127,420
4.00%, 10/1/45	100,770	110,345
3.50%, 11/1/45	58,606	63,058
4.00%, 11/1/45	79,439	86,994
4.50%, 11/1/45	630,980	704,633
3.00%, 12/1/45	72,857	77,234
4.50%, 12/1/45	204,154	228,024
4.00%, 1/1/46	24,139	26,521
4.00%, 2/1/46	124,808	136,669
3.50%, 3/1/46	124,164	133,594
4.00%, 3/1/46	103,205	112,642
3.00%, 4/1/46	354,769	375,670
3.50%, 4/1/46	551,070	591,671
4.50%, 4/1/46	500,209	559,813
3.50%, 5/1/46	188,585	202,429
3.00%, 6/1/46	79,970	84,712
3.50%, 6/1/46	188,863	202,693
3.00%, 9/1/46	1,670,504	1,774,183
3.50%, 9/1/46	146,781	157,529
2.50%, 10/1/46	78,833	81,894
3.00%, 10/1/46	83,070	88,945
3.50%, 10/1/46	58,272	62,540
3.00%, 11/1/46	707,366	749,039
3.50%, 11/1/46	20,134	21,608
4.00%, 11/1/46	38,171	41,662
4.50%, 11/1/46	370,909	414,276
3.00%, 12/1/46	313,618	332,093
3.00%, 1/1/47	557,511	590,431
4.00%, 1/1/47	167,573	182,896
4.50%, 1/1/47	574,149	641,168
3.00%, 2/1/47	482,668	511,160
3.00%, 4/1/47	686,213	726,697
3.50%, 4/1/47	342,979	364,405
4.00%, 4/1/47	135,952	146,944
4.00%, 5/1/47	108,514	117,287
4.50%, 5/1/47	28,399	31,105
4.00%, 6/1/47	166,394	179,848
3.50%, 7/1/47	172,546	183,345
4.00%, 7/1/47	297,579	321,768
3.50%, 8/1/47	178,517	189,690
4.00%, 8/1/47	617,368	667,552
4.50%, 8/1/47	147,468	161,520
3.50%, 9/1/47	415,781	441,793

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
4.50%, 9/1/47	$191,925	$210,213
4.00%, 10/1/47	511,129	552,677
4.50%, 10/1/47	79,311	86,868
3.50%, 11/1/47	548,937	583,243
3.50%, 12/1/47	282,064	299,719
3.50%, 1/1/48	157,118	166,926
4.00%, 1/1/48	380,758	411,708
4.50%, 2/1/48	115,722	126,748
3.50%, 5/1/48	250,310	266,513
3.00%, 9/1/48	496,779	526,045
4.00%, 9/1/48	127,683	137,118
4.00%, 10/1/48	691,131	748,184
4.50%, 10/1/48	307,475	334,537
3.00%, 12/1/48	108,227	113,994
4.50%, 2/1/49	1,321,907	1,443,789
4.50%, 3/1/49	54,884	59,715
5.00%, 3/1/49	369,401	408,981
4.00%, 5/1/49	233,855	252,538
4.50%, 5/1/49	196,437	213,880
4.00%, 6/1/49	225,687	244,785
4.00%, 7/1/49	923,456	1,018,152
4.50%, 7/1/49	221,689	241,374
5.50%, 7/1/49	198,590	224,515
3.50%, 8/1/49	671,914	720,907
3.00%, 10/1/49	928,631	984,478
5.00%, 10/1/49	1,352,430	1,501,499
5.50%, 10/1/49	406,168	458,310
3.00%, 12/1/49	942,105	996,247
3.00%, 2/1/50	701,933	744,045
3.00%, 3/1/50	496,136	528,022
3.50%, 3/1/50	570,496	605,391
3.00%, 4/1/50	2,102,482	2,213,506
2.50%, 5/1/50	748,169	783,326
3.00%, 5/1/50	127,853	134,435
2.50%, 6/1/50	4,076,664	4,229,070
4.00%, 6/1/50	1,212,760	1,312,170
2.50%, 7/1/50	352,528	368,065
3.50%, 7/1/50	1,236,064	1,322,323
2.50%, 8/1/50	1,707,667	1,771,196
2.50%, 9/1/50	1,690,482	1,751,785
2.00%, 1/1/51	992,634	1,004,597
2.50%, 2/1/51	996,866	1,033,017

Total Federal Home Loan Mortgage Corporation		100,945,727

Federal National Mortgage Association – 19.7%
4.00%, 9/1/25	1,061,945	1,133,355
2.50%, 11/1/30	377,013	398,479
6.63%, 11/15/30	5,945,000	8,693,017
2.50%, 1/1/32	981,030	1,028,536
2.50%, 2/1/32	168,787	177,011
3.00%, 5/1/32	293,256	310,302
2.50%, 6/1/32	1,153,443	1,209,643
6.00%, 9/1/32	175,669	202,429
3.00%, 11/1/32	296,305	313,528
6.00%, 12/1/32	357,339	401,334
2.50%, 1/1/33	402,756	421,723
5.00%, 8/1/33	286,211	326,393
3.50%, 8/1/34	540,276	586,840
2.50%, 9/1/34	449,521	469,642
2.50%, 10/1/34	276,397	288,769
2.50%, 1/1/35	984,758	1,028,835
3.00%, 1/1/35	175,365	185,121
3.50%, 3/1/35	339,774	362,881
3.00%, 4/1/35	2,494,600	2,652,507
3.50%, 4/1/35	1,062,770	1,154,365
2.50%, 5/1/35	2,171,928	2,272,431
2.00%, 7/1/35	1,460,746	1,511,216
2.50%, 7/1/35	1,734,098	1,814,340
2.50%, 8/1/35	1,510,469	1,600,342
2.00%, 9/1/35	461,642	477,592
1.50%, 10/1/35	870,611	880,952
2.00%, 10/1/35	946,312	979,008
5.50%, 10/1/35	36,190	41,640
1.50%, 11/1/35	488,143	493,906
2.00%, 11/1/35	2,605,662	2,695,691
1.50%, 12/1/35	1,114,054	1,127,301
5.50%, 4/1/37	329,341	377,725
5.63%, 7/15/37	3,250,000	4,943,575
5.00%, 5/1/38	11,879	13,666
6.00%, 5/1/38	32,592	37,944
5.50%, 6/1/38	97,340	112,271
5.50%, 11/1/38	2,434	2,814
4.00%, 8/1/39	72,558	80,231
4.50%, 9/1/39	443,551	498,419
5.00%, 9/1/39	209,637	239,642
4.50%, 11/1/39	101,804	114,398
5.50%, 4/1/40	14,330	16,482
4.50%, 8/1/40	246,217	276,317
4.50%, 9/1/40	148,017	166,112
4.00%, 10/1/40	131,518	145,406
4.00%, 12/1/40	25,711	28,720
3.50%, 1/1/41	246,146	266,039
4.00%, 1/1/41	27,481	30,383
4.00%, 2/1/41	681,436	753,395
4.50%, 2/1/41	71,153	79,851
4.00%, 3/1/41	546,572	604,510
6.00%, 7/1/41	496,408	578,039
4.50%, 8/1/41	186,517	209,195
4.00%, 9/1/41	61,189	67,651
5.50%, 9/1/41	52,508	60,676
4.00%, 10/1/41	767,485	866,185
4.00%, 11/1/41	116,714	129,086
4.00%, 12/1/41	92,984	104,155
4.00%, 1/1/42	179,699	198,748
4.50%, 1/1/42	165,374	185,592
6.00%, 1/1/42	284,483	331,807
3.00%, 3/1/42	216,330	231,595
4.00%, 3/1/42	246,900	273,073
4.00%, 5/1/42	29,633	32,762
3.50%, 6/1/42	373,346	403,751
4.00%, 6/1/42	409,490	452,898
4.00%, 9/1/42	270,764	306,739
3.00%, 10/1/42	357,940	383,924
4.00%, 12/1/42	110,915	122,672
2.50%, 2/1/43	212,160	221,994
4.00%, 2/1/43	168,125	185,879
2.50%, 3/1/43	18,512	19,358

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
3.00%, 4/1/43	$651,220	$695,838
2.50%, 5/1/43	68,575	71,709
3.00%, 5/1/43	161,445	172,506
3.50%, 5/1/43	40,764	44,349
3.00%, 6/1/43	507,882	545,671
3.00%, 7/1/43	1,866,990	2,001,291
3.50%, 7/1/43	1,255,768	1,379,922
3.00%, 8/1/43	1,994,883	2,148,487
3.50%, 8/1/43	810,593	881,870
4.00%, 8/1/43	49,834	55,032
3.00%, 9/1/43	2,902,025	3,100,856
4.00%, 9/1/43	307,431	340,200
4.50%, 9/1/43	26,201	29,405
3.50%, 10/1/43	202,673	220,495
3.50%, 11/1/43	314,231	339,822
4.00%, 11/1/43	338,992	379,717
3.50%, 12/1/43	438,994	474,745
4.00%, 1/1/44	553,023	616,079
4.00%, 2/1/44	147,153	162,683
4.00%, 3/1/44	129,491	142,201
4.50%, 5/1/44	124,518	139,131
3.50%, 6/1/44	178,194	193,596
4.00%, 6/1/44	57,604	63,673
4.00%, 7/1/44	689,167	759,074
3.50%, 8/1/44	29,054	31,668
4.00%, 8/1/44	52,580	57,653
4.00%, 9/1/44	188,660	206,862
3.00%, 10/1/44	514,343	549,583
4.00%, 11/1/44	259,018	286,231
5.00%, 11/1/44	217,862	247,467
4.00%, 12/1/44	115,942	127,428
3.00%, 1/1/45	6,751	7,175
3.50%, 2/1/45	1,144,724	1,237,950
4.00%, 2/1/45	617,288	682,257
4.50%, 2/1/45	627,827	704,358
3.00%, 4/1/45	156,749	166,118
3.00%, 5/1/45	470,672	503,904
3.00%, 6/1/45	155,981	165,304
3.50%, 6/1/45	179,369	192,929
4.00%, 6/1/45	782,224	859,193
3.50%, 7/1/45	1,103,294	1,186,703
3.50%, 8/1/45	625,677	681,503
3.50%, 9/1/45	1,704,076	1,832,904
4.00%, 9/1/45	363,736	398,201
3.00%, 10/1/45	73,708	78,114
3.50%, 10/1/45	103,823	111,672
4.00%, 10/1/45	317,190	347,244
4.50%, 10/1/45	174,107	195,276
3.00%, 11/1/45	62,548	66,287
3.50%, 11/1/45	175,984	189,288
4.00%, 11/1/45	104,101	113,965
3.00%, 12/1/45	1,367,271	1,458,530
3.50%, 12/1/45	120,522	129,634
3.00%, 1/1/46	163,647	173,429
3.50%, 1/1/46	2,335,380	2,511,936
4.00%, 1/1/46	126,319	139,655
3.00%, 2/1/46	162,748	172,476
3.50%, 2/1/46	526,292	565,240
3.50%, 3/1/46	2,180,673	2,372,924
4.00%, 3/1/46	47,327	51,811
3.00%, 4/1/46	771,936	818,076
3.50%, 4/1/46	1,367,300	1,467,093
3.50%, 5/1/46	258,756	277,642
4.50%, 5/1/46	57,458	64,147
3.00%, 6/1/46	810,884	864,340
3.50%, 6/1/46	112,495	120,705
3.50%, 7/1/46	434,623	466,344
4.00%, 7/1/46	69,256	75,571
2.50%, 8/1/46	17,339	18,010
3.00%, 8/1/46	691,018	731,787
2.50%, 9/1/46	29,570	30,714
3.00%, 9/1/46	770,139	815,811
4.00%, 9/1/46	769,906	851,627
2.50%, 10/1/46	36,231	37,633
3.00%, 10/1/46	3,282,705	3,476,566
4.00%, 10/1/46	132,673	144,770
2.50%, 11/1/46	27,059	28,106
3.00%, 11/1/46	2,279,291	2,414,105
2.50%, 12/1/46	62,964	65,400
3.00%, 12/1/46	1,413,909	1,497,819
3.50%, 12/1/46	1,508,572	1,624,563
2.50%, 1/1/47	81,436	84,586
3.00%, 1/1/47	245,936	262,067
3.50%, 1/1/47	540,546	579,998
4.50%, 1/1/47	126,368	140,406
5.50%, 1/1/47	374,746	431,339
3.00%, 2/1/47	902,979	956,255
3.50%, 2/1/47	4,359,005	4,715,892
4.00%, 2/1/47	741,622	814,411
4.50%, 3/1/47	82,158	89,972
3.00%, 4/1/47	1,625,047	1,720,923
3.50%, 4/1/47	635,520	675,130
4.00%, 4/1/47	208,762	225,598
4.50%, 4/1/47	228,139	249,835
3.00%, 5/1/47	762,041	814,050
3.50%, 5/1/47	1,833,359	1,970,922
4.00%, 5/1/47	1,428,426	1,546,061
4.50%, 5/1/47	1,253,100	1,397,796
3.50%, 6/1/47	148,108	157,339
4.00%, 6/1/47	588,255	638,665
3.50%, 7/1/47	1,811,983	1,966,060
4.00%, 7/1/47	452,534	494,396
4.50%, 7/1/47	424,612	464,994
5.00%, 7/1/47	306,598	352,713
3.50%, 8/1/47	586,051	625,626
4.00%, 8/1/47	1,651,259	1,799,849
3.00%, 9/1/47	951,931	1,013,107
3.50%, 9/1/47	512,174	544,096
4.00%, 9/1/47	255,480	276,083
4.50%, 9/1/47	259,091	283,731
3.50%, 10/1/47	122,660	130,633
4.00%, 10/1/47	562,249	607,592
4.50%, 10/1/47	266,547	291,897
3.50%, 11/1/47	290,886	309,016
4.50%, 11/1/47	362,743	397,241
3.00%, 12/1/47	390,170	411,099
3.50%, 12/1/47	677,711	727,174

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
4.00%, 12/1/47	$369,579	$399,384
3.00%, 1/1/48	1,341,179	1,413,123
3.50%, 1/1/48	1,737,560	1,849,704
3.00%, 2/1/48	180,915	190,619
3.50%, 2/1/48	923,121	980,656
4.00%, 4/1/48	559,789	601,101
4.50%, 4/1/48	599,038	654,042
4.00%, 5/1/48	414,117	453,717
5.00%, 5/1/48	222,110	246,067
4.00%, 6/1/48	156,236	167,767
4.50%, 6/1/48	48,353	52,602
5.00%, 6/1/48	51,929	57,488
3.50%, 7/1/48	936,958	999,042
4.00%, 7/1/48	601,784	646,195
4.50%, 7/1/48	161,210	176,012
3.00%, 8/1/48	1,025,787	1,094,048
3.50%, 8/1/48	317,552	342,233
4.50%, 8/1/48	405,288	442,118
5.00%, 8/1/48	203,158	224,908
3.00%, 9/1/48	332,236	351,838
3.50%, 9/1/48	398,037	422,109
4.00%, 9/1/48	1,379,646	1,486,676
4.00%, 10/1/48	2,852,775	3,134,409
3.00%, 11/1/48	1,989,694	2,106,525
3.50%, 11/1/48	2,960,879	3,143,916
4.00%, 11/1/48	540,835	587,888
4.50%, 11/1/48	632,789	692,563
5.00%, 11/1/48	252,096	279,085
4.50%, 12/1/48	706,008	768,045
4.00%, 1/1/49	896,682	968,091
4.50%, 1/1/49	566,453	620,325
5.00%, 2/1/49	347,228	384,401
4.00%, 3/1/49	735,022	789,871
4.50%, 3/1/49	495,737	540,701
5.00%, 3/1/49	26,386	29,210
4.00%, 4/1/49	567,925	610,305
4.50%, 4/1/49	228,982	249,256
3.50%, 5/1/49	102,140	108,391
4.00%, 5/1/49	1,661,900	1,803,386
4.50%, 5/1/49	322,834	351,418
3.50%, 6/1/49	1,989,795	2,119,530
4.00%, 6/1/49	432,554	464,833
3.50%, 7/1/49	934,222	994,950
4.00%, 7/1/49	320,723	344,656
3.50%, 8/1/49	1,810,840	1,943,702
4.00%, 8/1/49	626,018	672,734
3.00%, 9/1/49	1,970,261	2,076,946
3.50%, 9/1/49	696,406	739,314
3.00%, 10/1/49	1,907,509	2,001,885
4.00%, 10/1/49	491,912	528,620
4.50%, 10/1/49	299,373	327,033
2.50%, 12/1/49	1,290,844	1,336,310
3.00%, 12/1/49	2,550,158	2,665,328
3.00%, 1/1/50	1,813,272	1,914,549
3.50%, 1/1/50	664,630	707,834
3.00%, 2/1/50	2,629,434	2,770,593
3.50%, 2/1/50	1,049,001	1,127,624
4.50%, 2/1/50	1,061,616	1,155,613
3.00%, 3/1/50	4,566,280	4,806,294
3.50%, 3/1/50	405,015	435,371
3.00%, 4/1/50	790,659	827,138
5.50%, 4/1/50	295,586	335,314
2.50%, 5/1/50	2,756,120	2,885,631
3.00%, 5/1/50	108,930	113,955
3.50%, 5/1/50	1,192,559	1,292,719
2.50%, 6/1/50	4,973,377	5,156,268
2.50%, 7/1/50	1,302,047	1,350,412
3.00%, 7/1/50	2,108,016	2,223,414
2.50%, 8/1/50	3,386,001	3,532,996
3.00%, 8/1/50	243,436	255,436
2.00%, 9/1/50	4,105,427	4,148,950
2.50%, 9/1/50	956,965	995,472
2.00%, 10/1/50	8,346,266	8,460,046
3.50%, 11/1/50	436,406	466,913
1.50%, 12/1/50	1,994,575	1,957,708
2.00%, 12/1/50	2,978,747	3,010,324
2.00%, 1/1/51	998,043	1,010,071
2.00%, 2/1/51	1,000,000	1,010,616
2.50%, 2/1/51	1,000,000	1,041,245

Total Federal National Mortgage Association		226,838,995

Government National Mortgage Association – 1.8%
2.50%, 3/20/43	140,838	148,783
3.00%, 1/20/47	492,736	520,695
2.50%, 2/20/47	234,092	244,124
3.00%, 2/20/47	288,698	305,079
3.00%, 9/20/47	135,071	142,702
3.50%, 10/20/47	143,079	152,922
3.50%, 1/20/48	487,696	521,249
3.00%, 3/20/48	215,422	227,593
3.50%, 3/20/48	824,404	881,123
3.50%, 4/20/48	343,646	364,790
3.50%, 1/20/49	36,527	39,040
4.00%, 2/20/49	199,840	214,870
3.50%, 3/20/49	345,957	367,243
4.50%, 3/20/49	84,443	91,123
4.00%, 4/20/49	306,243	327,222
3.00%, 8/20/49	201,807	210,660
5.00%, 9/20/49	64,796	71,428
4.50%, 10/20/49	324,176	349,819
3.00%, 11/20/49	707,351	738,382
3.00%, 1/20/50	97,142	101,403
3.50%, 1/20/50	297,464	314,876
5.00%, 1/20/50	57,034	62,313
3.00%, 2/20/50	522,045	544,946
3.50%, 2/20/50	61,618	65,225
3.50%, 3/20/50	123,633	130,870
3.50%, 4/20/50	20,045	21,218
4.00%, 4/20/50	79,291	84,723
5.00%, 5/20/50	18,264	20,133
3.50%, 6/20/50	365,060	392,602
4.00%, 6/20/50	267,229	285,536
3.00%, 7/20/50	192,213	200,271
3.00%, 8/20/50	243,040	253,228
2.00%, 3/1/51(a)	500,000	507,332
2.50%, 3/1/51(a)	800,000	828,432
2.00%, 4/1/51(a)	1,400,000	1,417,693
2.50%, 4/1/51(a)	2,500,000	2,587,569

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
3.00%, 4/1/51(a)	$3,000,000	$3,126,290
3.50%, 4/1/51(a)	2,700,000	2,861,047
4.00%, 4/1/51(a)	700,000	749,313

Total Government National Mortgage Association		20,473,867

Tennessee Valley Authority – 4.2%
4.70%, 7/15/33, Series B	3,250,000	4,269,850
4.65%, 6/15/35	2,000,000	2,647,020
5.88%, 4/1/36	4,300,000	6,386,661
6.15%, 1/15/38	100,000	153,845
5.50%, 6/15/38	2,000,000	2,913,960
5.25%, 9/15/39	7,956,000	11,413,598
3.50%, 12/15/42	4,460,000	5,189,745
4.88%, 1/15/48	1,995,000	2,862,626
5.38%, 4/1/56	2,790,000	4,441,178
4.63%, 9/15/60	2,700,000	3,868,830
4.25%, 9/15/65	3,350,000	4,551,578

Total Tennessee Valley Authority		48,698,891

Uniform Mortgage-Backed Securities – 7.2%
1.50%, 3/1/36(a)	2,175,000	2,199,238
2.00%, 3/1/36(a)	5,000,000	5,170,902
3.50%, 3/1/36(a)	550,000	586,880
1.50%, 3/1/51(a)	5,800,000	5,686,141
2.00%, 3/1/51(a)	32,850,000	33,171,598
2.50%, 3/1/51(a)	21,950,000	22,739,961
4.00%, 3/1/51(a)	575,000	617,538
5.00%, 3/1/51(a)	1,150,000	1,273,018
1.50%, 4/1/51(a)	2,000,000	1,956,698
2.00%, 4/1/51(a)	9,000,000	9,072,598
2.50%, 4/1/51(a)	900,000	931,201

Total Uniform Mortgage-Backed Securities		83,405,773
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $492,767,441)		491,144,191

U.S. GOVERNMENT OBLIGATIONS – 16.8%

U.S. Treasury Bonds – 5.6%
7.25%, 8/15/22	700,000	772,092
7.13%, 2/15/23	55,000	62,544
6.25%, 8/15/23	175,000	201,147
7.50%, 11/15/24	175,000	220,801
1.63%, 8/15/29	1,500,000	1,544,766
0.63%, 8/15/30	1,950,000	1,822,793
5.38%, 2/15/31	475,000	654,572
4.38%, 2/15/38	290,000	400,563
4.50%, 5/15/38	180,000	252,183
3.50%, 2/15/39	85,000	106,575
4.25%, 5/15/39	550,000	755,047
4.50%, 8/15/39	676,000	955,589
4.38%, 11/15/39	525,000	732,539
4.63%, 2/15/40	675,000	972,158
4.38%, 5/15/40	625,000	875,879
1.13%, 8/15/40	2,500,000	2,143,359
3.88%, 8/15/40	178,000	234,974
1.38%, 11/15/40	1,210,000	1,084,652
4.25%, 11/15/40	500,000	691,641
1.88%, 2/15/41	500,000	489,715
4.75%, 2/15/41	500,000	735,820
4.38%, 5/15/41	415,000	584,858
3.75%, 8/15/41	539,000	702,553
3.13%, 11/15/41	600,000	717,375
3.13%, 2/15/42	715,000	855,430
3.00%, 5/15/42	550,000	645,133
2.75%, 8/15/42	803,000	906,073
2.75%, 11/15/42	700,000	788,922
3.13%, 2/15/43	850,000	1,016,945
2.88%, 5/15/43	1,364,000	1,570,092
3.63%, 8/15/43	1,149,000	1,481,761
3.75%, 11/15/43	1,035,000	1,359,408
3.63%, 2/15/44	1,600,000	2,066,250
3.38%, 5/15/44	1,260,000	1,568,109
3.13%, 8/15/44	1,500,000	1,796,484
3.00%, 11/15/44	1,000,000	1,174,375
2.50%, 2/15/45	1,500,000	1,616,953
3.00%, 5/15/45	820,000	964,909
2.88%, 8/15/45	1,305,000	1,503,911
3.00%, 11/15/45	500,000	588,984
2.50%, 2/15/46	1,375,000	1,483,389
2.50%, 5/15/46	1,500,000	1,616,953
2.25%, 8/15/46	1,025,000	1,053,508
2.88%, 11/15/46	1,100,000	1,270,328
3.00%, 2/15/47	890,000	1,052,912
3.00%, 5/15/47	1,000,000	1,183,906
2.75%, 8/15/47	1,140,000	1,290,783
2.75%, 11/15/47	1,510,000	1,710,311
3.00%, 2/15/48	1,480,000	1,756,575
3.13%, 5/15/48	1,525,000	1,852,041
3.00%, 8/15/48	1,445,000	1,718,195
3.38%, 11/15/48	1,865,000	2,372,047
3.00%, 2/15/49	1,580,000	1,883,163
2.25%, 8/15/49	1,810,000	1,864,300
2.00%, 2/15/50	2,005,000	1,955,815
1.38%, 8/15/50	2,205,000	1,842,036
1.63%, 11/15/50	1,450,000	1,291,520
1.88%, 2/15/51	500,000	473,867

Total U.S. Treasury Bonds		65,289,583

U.S. Treasury Notes – 11.2%
2.00%, 2/15/22	120,000	122,196
1.13%, 2/28/22	500,000	505,127
1.75%, 2/28/22	800,000	813,203
1.88%, 2/28/22	650,000	661,527
2.38%, 3/15/22	275,000	281,504
0.38%, 3/31/22	1,000,000	1,002,930
1.75%, 3/31/22	550,000	559,808
1.88%, 3/31/22	250,000	254,800
2.25%, 4/15/22	820,000	839,747
0.13%, 4/30/22	1,695,000	1,695,563
1.75%, 4/30/22	1,280,000	1,304,575
1.88%, 4/30/22	1,000,000	1,020,664
1.75%, 5/15/22	1,000,000	1,019,922
2.13%, 5/15/22	460,000	471,257
0.13%, 5/31/22	2,475,000	2,476,112
1.75%, 5/31/22	2,300,000	2,347,527
1.88%, 5/31/22	1,000,000	1,022,227
1.75%, 6/15/22	1,201,000	1,226,709
0.13%, 6/30/22	700,000	700,246
1.75%, 7/15/22	800,000	818,047

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
1.88%, 7/31/22	$498,000	$510,440
2.00%, 7/31/22	710,000	729,012
1.50%, 8/15/22	1,700,000	1,734,531
1.63%, 8/15/22	1,000,000	1,022,109
1.63%, 8/31/22	1,190,000	1,216,891
1.50%, 9/15/22	1,585,000	1,618,805
1.75%, 9/30/22	45,000	46,160
1.88%, 9/30/22	880,000	904,423
0.13%, 10/31/22	500,000	500,068
1.88%, 10/31/22	1,325,000	1,363,741
2.00%, 10/31/22	800,000	825,031
1.63%, 11/15/22	1,905,000	1,953,964
0.13%, 11/30/22	2,000,000	2,000,156
2.00%, 11/30/22	1,785,000	1,843,501
1.63%, 12/15/22	800,000	821,531
2.13%, 12/31/22	1,340,000	1,388,968
1.50%, 1/15/23	500,000	512,803
0.13%, 1/31/23	1,000,000	999,961
1.75%, 1/31/23	800,000	824,812
2.38%, 1/31/23	400,000	417,203
1.38%, 2/15/23	970,000	993,549
2.00%, 2/15/23	475,000	492,358
1.50%, 2/28/23	720,000	739,589
2.63%, 2/28/23	750,000	787,207
0.50%, 3/15/23	5,000	5,037
1.50%, 3/31/23	300,000	308,461
0.25%, 4/15/23	365,000	365,741
1.63%, 4/30/23	770,000	794,393
2.75%, 4/30/23	600,000	633,563
0.13%, 5/15/23	1,290,000	1,288,942
1.75%, 5/15/23	1,515,000	1,567,847
1.63%, 5/31/23	435,000	449,171
2.75%, 5/31/23	230,000	243,333
0.25%, 6/15/23	1,000,000	1,001,797
1.38%, 6/30/23	480,000	493,350
2.63%, 6/30/23	215,000	227,346
0.13%, 7/15/23	1,500,000	1,498,066
1.25%, 7/31/23	820,000	841,173
0.13%, 8/15/23	500,000	499,180
2.50%, 8/15/23	50,000	52,840
1.38%, 8/31/23	380,000	391,237
2.75%, 8/31/23	625,000	664,795
0.13%, 9/15/23	400,000	399,219
1.38%, 9/30/23	500,000	515,137
2.88%, 9/30/23	1,210,000	1,293,282
1.63%, 10/31/23	375,000	389,063
2.88%, 10/31/23	245,000	262,303
2.75%, 11/15/23	450,000	480,691
2.13%, 11/30/23	580,000	610,201
2.88%, 11/30/23	745,000	798,983
0.13%, 12/15/23	250,000	249,180
2.25%, 12/31/23	415,000	438,506
2.63%, 12/31/23	740,000	789,748
0.13%, 1/15/24	500,000	498,086
2.25%, 1/31/24	750,000	793,389
2.50%, 1/31/24	360,000	383,428
2.75%, 2/15/24	1,135,000	1,218,174
2.38%, 2/29/24	1,000,000	1,062,539
2.13%, 3/31/24	1,923,000	2,030,718
2.00%, 4/30/24	170,000	179,051
2.25%, 4/30/24	1,000,000	1,060,937
2.50%, 5/15/24	1,900,000	2,033,445
2.00%, 5/31/24	1,780,000	1,876,023
1.75%, 6/30/24	1,000,000	1,046,328
2.00%, 6/30/24	964,000	1,016,832
1.75%, 7/31/24	1,000,000	1,046,914
2.13%, 7/31/24	576,000	610,403
2.38%, 8/15/24	2,250,000	2,405,303
1.25%, 8/31/24	1,605,000	1,652,899
1.88%, 8/31/24	1,100,000	1,156,891
1.50%, 9/30/24	1,615,000	1,677,897
2.13%, 9/30/24	894,000	948,897
1.50%, 10/31/24	1,000,000	1,038,945
2.25%, 10/31/24	1,310,000	1,397,606
2.25%, 11/15/24	1,150,000	1,227,041
1.50%, 11/30/24	500,000	519,531
1.75%, 12/31/24	525,000	550,614
2.25%, 12/31/24	972,000	1,038,293
1.38%, 1/31/25	1,104,000	1,141,993
2.50%, 1/31/25	750,000	809,004
2.00%, 2/15/25	1,000,000	1,059,414
7.63%, 2/15/25	500,000	640,605
1.13%, 2/28/25	250,000	256,143
2.75%, 2/28/25	622,000	677,591
0.50%, 3/31/25	175,000	174,843
2.63%, 3/31/25	702,000	761,697
0.38%, 4/30/25	458,000	454,798
2.13%, 5/15/25	375,000	399,814
0.25%, 5/31/25	670,000	661,154
2.88%, 5/31/25	500,000	548,848
0.25%, 6/30/25	250,000	246,455
2.75%, 6/30/25	311,000	340,023
0.25%, 7/31/25	400,000	393,922
2.00%, 8/15/25	500,000	530,957
0.25%, 8/31/25	250,000	245,918
0.25%, 9/30/25	972,000	955,028
0.25%, 10/31/25	2,000,000	1,963,359
2.25%, 11/15/25	835,000	897,103
0.38%, 11/30/25	1,425,000	1,405,462
0.38%, 12/31/25	3,000,000	2,955,586
0.38%, 1/31/26	1,500,000	1,476,270
1.63%, 2/15/26	550,000	574,793
1.63%, 5/15/26	1,570,000	1,639,669
1.50%, 8/15/26	2,024,000	2,098,082
1.38%, 8/31/26	1,600,000	1,647,437
1.63%, 9/30/26	1,000,000	1,042,852
0.63%, 3/31/27	1,000,000	981,016
1.75%, 11/15/29	500,000	519,766
1.50%, 2/15/30	500,000	508,242
0.63%, 5/15/30	600,000	562,734
0.88%, 11/15/30	2,250,000	2,148,223
1.13%, 2/15/31	2,000,000	1,951,719
1.13%, 5/15/40	1,000,000	860,859
2.88%, 5/15/49	2,000,000	2,331,875
2.38%, 11/15/49	1,750,000	1,851,172

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
1.25%, 5/15/50	$2,008,000	$1,622,872

Total U.S. Treasury Notes		128,750,571
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $198,284,871)		194,040,154

U.S. CORPORATE BONDS – 25.3%

United States – 25.3%

3M Co.
2.25%, 9/19/26(b)	130,000	137,714
2.88%, 10/15/27	180,000	197,473

Abbott Laboratories 3.75%, 11/30/26	251,000	285,470

AbbVie, Inc.
3.20%, 5/14/26	252,000	275,121
3.20%, 11/21/29	1,364,000	1,474,948
4.55%, 3/15/35	625,000	753,462
4.50%, 5/14/35	234,000	281,481
4.30%, 5/14/36	71,000	83,698
4.05%, 11/21/39	250,000	286,727
4.63%, 10/1/42	250,000	305,497
4.85%, 6/15/44	25,000	31,123
4.75%, 3/15/45	140,000	171,448
4.70%, 5/14/45	250,000	304,195
4.25%, 11/21/49	750,000	871,222

Activision Blizzard, Inc.
3.40%, 9/15/26	189,000	210,512
1.35%, 9/15/30	350,000	327,701

Adobe, Inc.
2.15%, 2/1/27	75,000	78,812
2.30%, 2/1/30	59,000	61,029

Adventist Health System/West 2.95%, 3/1/29	50,000	53,445

Advocate Health & Hospitals Corp. 4.27%, 8/15/48	90,000	111,673

AEP Texas, Inc. 3.95%, 6/1/28	100,000	113,775

Aetna, Inc.
6.63%, 6/15/36	75,000	108,874
4.75%, 3/15/44	500,000	602,965

Agilent Technologies, Inc. 2.75%, 9/15/29	33,000	34,783

Air Lease Corp.
2.75%, 1/15/23	25,000	25,883
4.25%, 2/1/24	104,000	113,298
4.25%, 9/15/24	101,000	110,821
3.25%, 3/1/25	110,000	116,402
3.75%, 6/1/26	150,000	162,264
3.63%, 4/1/27	201,000	216,670
3.63%, 12/1/27	120,000	128,394
4.63%, 10/1/28	75,000	84,479

Aircastle Ltd. 4.40%, 9/25/23	107,000	113,912
4.13%, 5/1/24	165,000	174,454

Alexandria Real Estate Equities, Inc. 3.95%, 1/15/28	95,000	107,961
3.38%, 8/15/31	675,000	744,086

Allstate Corp. (The) 3.28%, 12/15/26	108,000	120,829
1.45%, 12/15/30	250,000	239,267

Ally Financial, Inc. 8.00%, 11/1/31	381,000	542,952

Alphabet, Inc. 2.05%, 8/15/50	150,000	129,602
2.25%, 8/15/60	210,000	178,563

Altria Group, Inc. 4.40%, 2/14/26	200,000	227,694
2.63%, 9/16/26	237,000	250,801
4.80%, 2/14/29	377,000	442,741
3.40%, 5/6/30	400,000	428,852
5.80%, 2/14/39	150,000	187,173
3.40%, 2/4/41	250,000	235,617
5.38%, 1/31/44	7,000	8,456
3.88%, 9/16/46	32,000	31,248
5.95%, 2/14/49	322,000	411,535
4.45%, 5/6/50	250,000	265,340
4.00%, 2/4/61	100,000	94,114

Amazon.com, Inc. 3.15%, 8/22/27	276,000	306,324
1.50%, 6/3/30	250,000	243,950

Ameren Corp. 3.65%, 2/15/26	50,000	55,491

American Airlines Pass Through Trust 3.38%, 11/1/28, Series 2015-1, Class A	73,546	71,201
3.15%, 8/15/33, Series 2019-1, Class AA	236,465	235,538

American Campus Communities Operating Partnership, L.P. 3.63%, 11/15/27	61,000	67,817
2.85%, 2/1/30	244,000	252,381

American Electric Power Co., Inc. 4.30%, 12/1/28, Series J	50,000	57,798

American Express Co. 3.13%, 5/20/26	68,000	74,765

American Express Credit Corp. 3.30%, 5/3/27	225,000	250,666

American Homes 4 Rent L.P. 4.25%, 2/15/28	230,000	258,127

American Honda Finance Corp. 3.50%, 2/15/28(b)	65,000	73,137

American International Group, Inc. 4.13%, 2/15/24	14,000	15,463
3.75%, 7/10/25	30,000	33,127
3.90%, 4/1/26	113,000	126,727
4.20%, 4/1/28	518,000	598,104
3.88%, 1/15/35	708,000	810,264
4.38%, 6/30/50	250,000	300,192

American Tower Corp. 4.40%, 2/15/26(b)	242,000	274,629
3.38%, 10/15/26	150,000	164,352
3.13%, 1/15/27	145,000	157,283
3.55%, 7/15/27	140,000	154,738
3.80%, 8/15/29	474,000	529,690
2.90%, 1/15/30	415,000	436,684
2.95%, 1/15/51	250,000	230,750

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

American Water Capital Corp. 3.85%, 3/1/24	$63,000	$68,624
3.40%, 3/1/25	40,000	43,594
2.95%, 9/1/27	132,000	143,559
3.75%, 9/1/28	624,000	709,270
4.30%, 9/1/45	165,000	199,143
4.00%, 12/1/46	13,000	15,294
3.75%, 9/1/47	125,000	141,566
4.20%, 9/1/48	80,000	97,033

Ameriprise Financial, Inc. 2.88%, 9/15/26	70,000	76,090

AmerisourceBergen Corp. 3.45%, 12/15/27	75,000	83,373

Amgen, Inc. 2.20%, 2/21/27	250,000	260,712
3.20%, 11/2/27	301,000	331,585
2.45%, 2/21/30	417,000	429,944
3.15%, 2/21/40	500,000	517,495
4.40%, 5/1/45	69,000	82,102
4.56%, 6/15/48	200,000	246,060
3.38%, 2/21/50	250,000	257,605
4.66%, 6/15/51	250,000	315,617
2.77%, 9/1/53(c)	250,000	231,315

Amphenol Corp. 2.80%, 2/15/30	30,000	31,613

Analog Devices, Inc. 3.50%, 12/5/26	366,000	408,130

Anthem, Inc. 3.13%, 5/15/22	80,000	82,686
3.50%, 8/15/24	40,000	43,624
3.65%, 12/1/27	542,000	612,568
2.25%, 5/15/30	500,000	504,000
5.10%, 1/15/44	242,000	312,391
3.13%, 5/15/50	250,000	248,207

Aon Corp. 4.50%, 12/15/28	549,000	646,755

Aon PLC 3.50%, 6/14/24	10,000	10,832
3.88%, 12/15/25	100,000	111,928

Appalachian Power Co. 3.30%, 6/1/27, Series X	100,000	109,519

Apple, Inc. 4.50%, 2/23/36	113,000	142,786
3.85%, 5/4/43	30,000	35,150
4.45%, 5/6/44	83,000	105,198
3.45%, 2/9/45	140,000	153,726
4.38%, 5/13/45	90,000	112,220
4.65%, 2/23/46	145,000	186,425
3.85%, 8/4/46	300,000	346,185
4.25%, 2/9/47	200,000	245,106
3.75%, 9/12/47	98,000	111,820
3.75%, 11/13/47	55,000	62,747
2.95%, 9/11/49	77,000	76,866
2.65%, 5/11/50	30,000	28,300
2.40%, 8/20/50(b)	25,000	22,597

Aptiv PLC 4.35%, 3/15/29	75,000	86,385
4.40%, 10/1/46	20,000	21,903
5.40%, 3/15/49	125,000	158,398

Arch Capital Finance LLC 4.01%, 12/15/26	305,000	348,493

Arch Capital Group Ltd. 3.64%, 6/30/50	250,000	264,217

Arch Capital Group US, Inc. 5.14%, 11/1/43	50,000	63,780

Archer-Daniels-Midland Co. 2.50%, 8/11/26	310,000	331,601

Arrow Electronics, Inc. 3.88%, 1/12/28	212,000	235,653

Ascension Health 4.85%, 11/15/53	146,000	199,429

Assurant, Inc. 4.00%, 3/15/23	25,000	26,726
4.90%, 3/27/28	25,000	29,247

AT&T, Inc. 4.13%, 2/17/26	220,000	248,970
3.80%, 2/15/27	315,000	353,890
4.25%, 3/1/27	209,000	239,186
2.30%, 6/1/27	500,000	518,270
4.10%, 2/15/28	409,000	466,935
4.35%, 3/1/29	500,000	577,160
4.30%, 2/15/30	430,000	493,128
2.25%, 2/1/32	490,000	470,469
2.55%, 12/1/33(c)	350,000	338,663
4.50%, 5/15/35	314,000	362,224
5.25%, 3/1/37	173,000	214,416
4.85%, 3/1/39	130,000	153,638
5.35%, 9/1/40	50,000	63,203
6.25%, 3/29/41	200,000	270,592
3.50%, 6/1/41	500,000	503,385
4.90%, 6/15/42	79,000	93,686
4.30%, 12/15/42	350,000	386,837
3.10%, 2/1/43	300,000	282,633
5.15%, 11/15/46	70,000	84,907
4.55%, 3/9/49	79,000	88,544
5.15%, 2/15/50	70,000	84,452
3.30%, 2/1/52	250,000	226,300
3.50%, 9/15/53(c)	500,000	460,680
3.55%, 9/15/55(c)	728,000	669,724
3.80%, 12/1/57(c)	572,000	546,071
3.65%, 9/15/59(c)	609,000	563,672
3.85%, 6/1/60	250,000	240,907
3.50%, 2/1/61	600,000	541,644

Athene Holding Ltd. 4.13%, 1/12/28	403,000	446,246

Autodesk, Inc. 3.50%, 6/15/27(b)	165,000	183,614

AutoNation, Inc. 3.80%, 11/15/27	115,000	126,655

AutoZone, Inc. 3.75%, 6/1/27	313,000	352,626
3.75%, 4/18/29	175,000	194,437
1.65%, 1/15/31	250,000	237,862

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

AvalonBay Communities, Inc. 2.90%, 10/15/26	$50,000	$54,400
3.20%, 1/15/28(b)	75,000	82,029
3.30%, 6/1/29	320,000	351,626

Avangrid, Inc. 3.15%, 12/1/24	50,000	54,237
3.80%, 6/1/29	150,000	169,616

Avery Dennison Corp. 4.88%, 12/6/28	56,000	66,947

AXIS Specialty Finance LLC 3.90%, 7/15/29	225,000	250,618

AXIS Specialty Finance PLC 4.00%, 12/6/27	25,000	28,391

Baker Hughes a GE Co. LLC 3.34%, 12/15/27	50,000	55,174
3.14%, 11/7/29	75,000	81,059

Baltimore Gas & Electric Co. 2.40%, 8/15/26	90,000	95,647

Bank of America Corp. 3.95%, 4/21/25, Series L	148,000	163,901
4.45%, 3/3/26	50,000	57,318
4.25%, 10/22/26	50,000	57,319

3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month U.S. dollar London Interbank Offered Rate + 1.06% thereafter)(d)	150,000	166,242
3.25%, 10/21/27	167,000	183,201
4.18%, 11/25/27, Series L	859,000	974,347

3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(d)	100,000	112,526

3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(d)	350,000	391,895

3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(d)	331,000	369,091

3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(d)	145,000	160,139

3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(d)	250,000	283,805

4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	296,000	343,546

3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(d)	311,000	354,335

2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(d)	852,000	874,501
6.11%, 1/29/37	152,000	210,824

BankUnited, Inc. 4.88%, 11/17/25	10,000	11,392

Baxalta, Inc. 5.25%, 6/23/45	60,000	78,511

Baxter International, Inc. 2.60%, 8/15/26	49,000	52,664
3.95%, 4/1/30(c)	350,000	403,203

Becton Dickinson and Co. 3.70%, 6/6/27	298,000	333,441
4.69%, 12/15/44	48,000	59,137
4.67%, 6/6/47	250,000	311,220

Berkshire Hathaway Energy Co. 3.25%, 4/15/28	170,000	188,425

Berkshire Hathaway Finance Corp. 5.75%, 1/15/40	81,000	116,976
4.40%, 5/15/42	102,000	126,788
4.30%, 5/15/43	115,000	141,869
4.20%, 8/15/48	84,000	101,490
4.25%, 1/15/49	149,000	181,121
2.85%, 10/15/50	105,000	102,509

Berkshire Hathaway, Inc. 4.50%, 2/11/43	92,000	116,377

Best Buy Co., Inc. 4.45%, 10/1/28	60,000	69,704

BGC Partners, Inc. 5.38%, 7/24/23	50,000	54,591

Biogen, Inc. 2.25%, 5/1/30	300,000	300,711
3.15%, 5/1/50	300,000	286,680
3.25%, 2/15/51(c)	52,000	50,774

Black Hills Corp. 4.25%, 11/30/23	26,000	28,384
4.35%, 5/1/33	180,000	209,869

Boardwalk Pipelines L.P. 4.45%, 7/15/27	100,000	113,062

Boeing Co. (The) 2.25%, 6/15/26	50,000	50,531
2.80%, 3/1/27	285,000	294,414
5.15%, 5/1/30	750,000	875,182
3.63%, 2/1/31(b)	350,000	370,527
3.60%, 5/1/34	275,000	282,359
5.71%, 5/1/40	700,000	882,728
5.81%, 5/1/50	400,000	516,416
5.93%, 5/1/60	842,000	1,108,813

Booking Holdings, Inc. 3.60%, 6/1/26	40,000	44,322
3.55%, 3/15/28	90,000	100,874

BorgWarner, Inc. 4.38%, 3/15/45	111,000	123,448

Boston Properties L.P. 3.20%, 1/15/25	8,000	8,616
3.65%, 2/1/26	77,000	85,659

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
2.75%, 10/1/26	$65,000	$69,644
4.50%, 12/1/28	450,000	525,082
2.90%, 3/15/30	77,000	80,268

Boston Scientific Corp. 3.75%, 3/1/26	170,000	189,798
4.00%, 3/1/29	40,000	45,419
7.00%, 11/15/35	165,000	239,885
7.38%, 1/15/40	2,000	3,100

BP Capital Markets America, Inc. 3.12%, 5/4/26	74,000	80,371
3.02%, 1/16/27	142,000	153,055
3.59%, 4/14/27	159,000	177,565
4.23%, 11/6/28	100,000	116,154

Brandywine Operating Partnership L.P. 4.55%, 10/1/29	290,000	315,601

Brighthouse Financial, Inc. 3.70%, 6/22/27	254,000	276,195
5.63%, 5/15/30	250,000	302,805

Bristol-Myers Squibb Co. 3.90%, 2/20/28	357,000	411,246
3.40%, 7/26/29	363,000	407,333
1.45%, 11/13/30	110,000	105,917

Brixmor Operating Partnership L.P. 3.65%, 6/15/24	150,000	162,384
4.13%, 6/15/26	30,000	33,719
4.05%, 7/1/30	250,000	276,990

Broadcom Corp. 3.88%, 1/15/27	580,000	636,434
3.50%, 1/15/28	742,000	798,273

Broadcom, Inc. 4.25%, 4/15/26	50,000	56,061
3.46%, 9/15/26	44,000	47,785
4.11%, 9/15/28	40,000	44,393
4.75%, 4/15/29	500,000	573,285
5.00%, 4/15/30	250,000	291,455
4.15%, 11/15/30	965,000	1,066,807
3.50%, 2/15/41(c)	250,000	248,410
3.75%, 2/15/51(c)	250,000	247,025

Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	151,000	166,425
2.90%, 12/1/29	275,000	290,089

Brown & Brown, Inc. 4.20%, 9/15/24	20,000	22,307
2.38%, 3/15/31	250,000	250,262

Bunge Ltd. Finance Corp. 3.25%, 8/15/26	341,000	369,774
3.75%, 9/25/27	67,000	75,134

Burlington Northern Santa Fe LLC 3.25%, 6/15/27	40,000	44,082

CA, Inc. 4.70%, 3/15/27(b)	55,000	62,407

California Institute of Technology 4.32%, 8/1/45	70,000	89,470
3.65%, 9/1/2119	50,000	53,551

Campbell Soup Co. 2.38%, 4/24/30(b)	250,000	253,395
4.80%, 3/15/48	68,000	83,925

Capital One Financial Corp. 4.20%, 10/29/25	254,000	285,559
3.75%, 3/9/27	257,000	288,498
3.80%, 1/31/28	349,000	392,642

Cardinal Health, Inc. 3.41%, 6/15/27	184,000	202,402
4.50%, 11/15/44	52,000	57,697
4.37%, 6/15/47	105,000	116,366

Carlisle Cos., Inc. 3.75%, 12/1/27	25,000	28,205

Carrier Global Corp. 2.70%, 2/15/31	550,000	567,451
3.38%, 4/5/40	300,000	312,483
3.58%, 4/5/50	250,000	257,842

Caterpillar Financial Services Corp. 2.40%, 8/9/26	90,000	95,732

CBRE Services, Inc. 4.88%, 3/1/26	203,000	236,544

CenterPoint Energy Houston Electric LLC 2.40%, 9/1/26, Series Z	90,000	95,880
3.00%, 2/1/27, Series AA	100,000	108,895

CenterPoint Energy Resources Corp. 3.55%, 4/1/23	15,000	15,923
4.00%, 4/1/28	290,000	329,640

CenterPoint Energy, Inc. 4.25%, 11/1/28	190,000	219,116

Charles Schwab Corp. (The) 3.20%, 1/25/28	100,000	110,696
3.25%, 5/22/29	200,000	221,578

Charter Communications Operating LLC 4.20%, 3/15/28	150,000	168,689
5.05%, 3/30/29	100,000	117,491
2.80%, 4/1/31	420,000	424,343
6.38%, 10/23/35	555,000	738,045
5.38%, 5/1/47	374,000	437,490
5.75%, 4/1/48	92,000	113,597
5.13%, 7/1/49	50,000	56,864
4.80%, 3/1/50	500,000	544,745
3.70%, 4/1/51	250,000	235,920
3.85%, 4/1/61	350,000	321,513

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/27	500,000	584,095
3.70%, 11/15/29	75,000	81,174

Chevron Corp. 3.08%, 5/11/50	100,000	100,405

Chevron USA, Inc. 3.90%, 11/15/24	121,000	134,355
3.85%, 1/15/28	163,000	186,316
4.95%, 8/15/47	69,000	90,107

Chubb INA Holdings, Inc. 3.35%, 5/3/26	30,000	33,164

Church & Dwight Co., Inc. 3.15%, 8/1/27	90,000	98,978

Cigna Corp. 4.50%, 2/25/26	110,000	126,548
3.40%, 3/1/27	120,000	132,812
3.05%, 10/15/27	118,000	128,960

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
4.38%, 10/15/28	$824,000	$962,078
4.80%, 8/15/38	162,000	201,288
3.20%, 3/15/40	250,000	259,212
6.13%, 11/15/41	21,000	29,890
4.80%, 7/15/46	125,000	156,578
3.88%, 10/15/47	146,000	160,571
3.40%, 3/15/50	250,000	255,680

Cimarex Energy Co. 3.90%, 5/15/27	345,000	380,632

Cintas Corp. No. 2 3.70%, 4/1/27	85,000	96,035

Cisco Systems, Inc. 2.95%, 2/28/26	91,000	99,349
2.50%, 9/20/26	40,000	42,980

Citigroup, Inc. 4.40%, 6/10/25	77,000	86,582
5.50%, 9/13/25	270,000	319,075
4.60%, 3/9/26	25,000	28,722
3.40%, 5/1/26	20,000	22,098
3.20%, 10/21/26	44,000	48,000
4.45%, 9/29/27	725,000	835,388

3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(d)	170,000	191,043
6.63%, 1/15/28	100,000	128,659

3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(d)	297,000	330,810
4.13%, 7/25/28	329,000	372,971

3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	307,000	339,570

4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(d)	265,000	301,930

3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(d)	329,000	372,639

2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(d)	150,000	158,883

2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(d)	382,000	395,053
6.00%, 10/31/33	50,000	66,680
6.68%, 9/13/43	108,000	165,560
4.75%, 5/18/46	250,000	309,705

Citizens Financial Group, Inc. 2.85%, 7/27/26	259,000	280,036

Citrix Systems, Inc. 4.50%, 12/1/27	25,000	29,013

Cleco Corporate Holdings LLC 3.74%, 5/1/26	64,000	70,471

Clorox Co. (The) 3.10%, 10/1/27	325,000	358,777

CME Group, Inc. 5.30%, 9/15/43	86,000	122,042

CMS Energy Corp. 3.00%, 5/15/26	100,000	108,499
3.45%, 8/15/27	157,000	176,331

4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(d)	72,000	78,759

CNA Financial Corp. 2.05%, 8/15/30	250,000	245,850

CNOOC Finance 2015 USA LLC 4.38%, 5/2/28	540,000	611,172

Coca-Cola Co. (The) 2.25%, 9/1/26	42,000	44,744
2.90%, 5/25/27	150,000	164,151
2.13%, 9/6/29	145,000	148,806
3.45%, 3/25/30	400,000	451,716

Colgate-Palmolive Co. 3.70%, 8/1/47	100,000	120,465

Columbia Property Trust Operating Partnership L.P. 4.15%, 4/1/25	150,000	159,692

Comcast Corp. 3.15%, 3/1/26	51,000	55,779
2.35%, 1/15/27	640,000	674,784
3.30%, 2/1/27	175,000	193,375
3.15%, 2/15/28	240,000	262,942
2.65%, 2/1/30	56,000	58,743
1.95%, 1/15/31	250,000	246,252

CommonSpirit Health 4.35%, 11/1/42	320,000	362,586

Conagra Brands, Inc. 7.00%, 10/1/28	23,000	30,276
4.85%, 11/1/28	497,000	594,591
8.25%, 9/15/30	285,000	417,038

Connecticut Light & Power Co. (The) 3.20%, 3/15/27, Series A	100,000	110,889

ConocoPhillips Co. 4.95%, 3/15/26	196,000	230,155
6.95%, 4/15/29	100,000	136,510

Constellation Brands, Inc. 3.70%, 12/6/26	340,000	381,089
3.50%, 5/9/27	162,000	180,210
2.88%, 5/1/30	250,000	263,455
4.10%, 2/15/48	65,000	73,856

Continental Airlines Pass Through Trust 4.00%, 4/29/26, Series 2012-2, Class A	10,751	11,075

Corning, Inc. 4.75%, 3/15/42	250,000	302,615
5.45%, 11/15/79	250,000	321,962

Costco Wholesale Corp. 3.00%, 5/18/27	80,000	88,050

Crown Castle International Corp. 4.45%, 2/15/26	100,000	113,700
3.70%, 6/15/26	80,000	88,777
4.00%, 3/1/27	270,000	304,749

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
3.65%, 9/1/27	$144,000	$160,026
3.80%, 2/15/28	100,000	111,196
4.30%, 2/15/29	250,000	286,465
3.10%, 11/15/29	102,000	108,114
2.25%, 1/15/31	50,000	49,170
4.75%, 5/15/47	95,000	113,627
5.20%, 2/15/49	50,000	64,185
3.25%, 1/15/51	250,000	240,432

CSX Corp. 3.25%, 6/1/27	374,000	413,715
3.80%, 3/1/28	212,000	239,736
2.40%, 2/15/30(b)	250,000	260,157
6.00%, 10/1/36	250,000	349,567
3.80%, 11/1/46	87,000	96,780
4.30%, 3/1/48	60,000	71,735
3.80%, 4/15/50	250,000	280,977
3.95%, 5/1/50	15,000	17,055
4.25%, 11/1/66	120,000	144,505

CubeSmart L.P. 3.13%, 9/1/26	35,000	37,808
4.38%, 2/15/29	25,000	28,802

CVS Health Corp. 3.88%, 7/20/25	327,000	364,075
2.88%, 6/1/26	181,000	194,921
4.30%, 3/25/28	1,547,000	1,783,150
3.25%, 8/15/29	572,000	621,558
4.88%, 7/20/35	653,000	806,037
4.78%, 3/25/38	136,000	166,219
4.13%, 4/1/40	250,000	285,030
2.70%, 8/21/40	250,000	238,042
5.05%, 3/25/48	500,000	633,425
4.25%, 4/1/50	400,000	465,704

Danaher Corp. 2.60%, 10/1/50	250,000	230,077

Dayton Power & Light Co. (The) 3.95%, 6/15/49	200,000	219,428

Dell International LLC 6.02%, 6/15/26(c)	390,000	466,405
5.30%, 10/1/29(c)	370,000	437,784
8.10%, 7/15/36(c)	530,000	781,331
8.35%, 7/15/46(c)	69,000	105,820

Devon Energy Corp. 4.75%, 5/15/42	350,000	390,946
5.00%, 6/15/45	61,000	69,954

DH Europe Finance II Sarl 3.25%, 11/15/39	250,000	262,055
3.40%, 11/15/49	50,000	52,013

Diamondback Energy, Inc. 3.50%, 12/1/29	250,000	262,010

Digital Realty Trust L.P. 3.70%, 8/15/27	288,000	324,207
4.45%, 7/15/28	152,000	177,142
3.60%, 7/1/29	100,000	110,974

Dignity Health 5.27%, 11/1/64	10,000	12,779

Discover Bank 4.68%, 8/9/28, (4.682% fixed rate until 8/9/23; 5-year U.S. dollar Swap Rate + 1.73% thereafter)(d)	200,000	213,912
4.65%, 9/13/28	250,000	292,385

Discover Financial Services 3.95%, 11/6/24	71,000	78,260
3.75%, 3/4/25	110,000	120,337

Discovery Communications LLC 4.90%, 3/11/26	421,000	486,390
3.95%, 3/20/28	85,000	95,054
5.00%, 9/20/37	250,000	303,362
4.00%, 9/15/55(c)	456,000	468,572

Dollar General Corp. 3.88%, 4/15/27	362,000	410,236
3.50%, 4/3/30	200,000	220,642

Dominion Energy, Inc. 3.07%, 8/15/24(d)	218,000	234,821
3.90%, 10/1/25	145,000	162,071
4.25%, 6/1/28	75,000	87,605
3.38%, 4/1/30, Series C	350,000	382,945
5.25%, 8/1/33, Series F	45,000	57,344
7.00%, 6/15/38	25,000	37,097
4.60%, 3/15/49, Series A	56,000	69,537

5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(d)	6,000	6,588

Dow Chemical Co. (The) 4.80%, 11/30/28	157,000	188,078
7.38%, 11/1/29	446,000	622,777
4.25%, 10/1/34	170,000	196,700
5.25%, 11/15/41	55,000	69,281
4.63%, 10/1/44	80,000	96,149
5.55%, 11/30/48	250,000	342,182

DTE Energy Co. 3.70%, 8/1/23, Series D	106,000	113,919
3.50%, 6/1/24, Series C	176,000	190,453
2.53%, 10/1/24, Series C	72,000	76,418

Duke Energy Carolinas LLC 2.95%, 12/1/26	20,000	21,911
3.95%, 11/15/28	354,000	410,998

Duke Energy Corp. 3.05%, 8/15/22	130,000	134,180
3.95%, 10/15/23	125,000	135,269
3.75%, 4/15/24	112,000	121,862
2.65%, 9/1/26	137,000	145,760
3.15%, 8/15/27	237,000	259,221
3.40%, 6/15/29	42,000	46,206
4.80%, 12/15/45	35,000	42,502
3.95%, 8/15/47	250,000	273,930

Duke Energy Florida LLC 3.20%, 1/15/27	55,000	60,728

Duke Energy Progress LLC 3.70%, 9/1/28	50,000	56,700
3.45%, 3/15/29	54,000	60,308

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Duke Realty L.P. 3.75%, 12/1/24	$80,000	$88,102
3.25%, 6/30/26	41,000	45,086
4.00%, 9/15/28	60,000	69,031
1.75%, 2/1/31	250,000	242,970

Duke University 2.68%, 10/1/44, Series 2020	100,000	101,257

Duke University Health System, Inc. 3.92%, 6/1/47, Series 2017	130,000	153,713

DuPont de Nemours, Inc. 4.73%, 11/15/28	572,000	680,852
5.32%, 11/15/38	250,000	324,435

DXC Technology Co. 4.75%, 4/15/27	247,000	281,034

E*TRADE Financial Corp. 3.80%, 8/24/27	100,000	112,946

Eagle Materials, Inc. 4.50%, 8/1/26	100,000	103,448

Eastern Energy Gas Holdings LLC 3.00%, 11/15/29, Series B(b)	250,000	266,732

Eastman Chemical Co. 4.50%, 12/1/28	40,000	47,232
4.65%, 10/15/44	40,000	48,098

Eaton Corp. 3.10%, 9/15/27	226,000	250,187

Eaton Vance Corp. 3.50%, 4/6/27	118,000	129,970

eBay, Inc. 3.60%, 6/5/27	275,000	307,502
4.00%, 7/15/42	250,000	279,720

Ecolab, Inc. 2.70%, 11/1/26	150,000	162,312
3.25%, 12/1/27	25,000	27,782
4.80%, 3/24/30	286,000	350,559

Edison International 4.13%, 3/15/28	45,000	48,999

Eli Lilly & Co. 3.38%, 3/15/29	187,000	209,608

Enable Midstream Partners L.P. 4.40%, 3/15/27	35,000	38,279
4.95%, 5/15/28	170,000	190,907
4.15%, 9/15/29	100,000	106,441
5.00%, 5/15/44	60,000	59,782

Energy Transfer Operating L.P. 5.50%, 6/1/27	100,000	117,100
5.25%, 4/15/29(b)	100,000	116,071
3.75%, 5/15/30	250,000	264,402
6.63%, 10/15/36	100,000	125,221
5.80%, 6/15/38, Series 20Y	250,000	287,315
7.50%, 7/1/38	50,000	67,672
6.13%, 12/15/45	50,000	58,063
5.30%, 4/15/47	25,000	27,096
6.25%, 4/15/49	300,000	360,609
5.00%, 5/15/50	180,000	190,764

Enstar Group Ltd. 4.95%, 6/1/29	196,000	224,881

Entergy Corp. 2.95%, 9/1/26	319,000	342,896
2.80%, 6/15/30	250,000	261,402

Enterprise Products Operating LLC 4.15%, 10/16/28	550,000	633,550
3.13%, 7/31/29	152,000	163,423
6.65%, 10/15/34, Series H	305,000	414,407
5.95%, 2/1/41	250,000	332,030
4.85%, 3/15/44	250,000	294,192
4.25%, 2/15/48	285,000	311,898
4.95%, 10/15/54	175,000	207,394
3.95%, 1/31/60	250,000	257,572

5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(d)	118,000	117,831

Equinix, Inc. 3.20%, 11/18/29	500,000	532,490
2.95%, 9/15/51	250,000	228,017

Equitable Holdings, Inc. 4.35%, 4/20/28	529,000	604,705

ERP Operating L.P. 3.25%, 8/1/27	88,000	97,017
3.50%, 3/1/28	112,000	123,544
4.15%, 12/1/28	153,000	176,851

Essential Utilities, Inc. 3.57%, 5/1/29	362,000	402,200

Essex Portfolio L.P. 3.25%, 5/1/23	50,000	52,575
3.50%, 4/1/25	80,000	87,216
4.00%, 3/1/29	100,000	113,193
3.00%, 1/15/30	175,000	186,247
1.65%, 1/15/31	250,000	236,455

Estee Lauder Cos., Inc. (The) 3.15%, 3/15/27	60,000	66,364

Everest Reinsurance Holdings, Inc. 3.50%, 10/15/50	250,000	260,147

Eversource Energy 2.75%, 3/15/22, Series K	82,000	83,894
2.90%, 10/1/24, Series L	126,000	135,383

Exelon Corp. 3.50%, 6/1/22	100,000	103,547
3.95%, 6/15/25	215,000	238,960
3.40%, 4/15/26	75,000	82,800
4.95%, 6/15/35	51,000	62,644

Exelon Generation Co. LLC 6.25%, 10/1/39	395,000	472,384
5.60%, 6/15/42	97,000	109,204

Expedia Group, Inc. 5.00%, 2/15/26	590,000	667,791
3.25%, 2/15/30	150,000	153,755

Exxon Mobil Corp. 3.00%, 8/16/39	75,000	75,621
4.23%, 3/19/40	100,000	115,386
3.57%, 3/6/45	77,000	81,397
4.11%, 3/1/46	150,000	170,426
3.10%, 8/16/49	152,000	147,855

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
4.33%, 3/19/50	$50,000	$59,027
3.45%, 4/15/51	100,000	102,999

Federal Realty Investment Trust 3.20%, 6/15/29	71,000	75,594

FedEx Corp. 3.25%, 4/1/26	31,000	33,882
3.30%, 3/15/27	79,000	86,868
3.40%, 2/15/28	100,000	110,455
3.10%, 8/5/29	277,000	298,287
4.25%, 5/15/30(b)	250,000	291,232
4.90%, 1/15/34	50,000	62,034
4.75%, 11/15/45	250,000	301,745
4.40%, 1/15/47	170,000	196,255
4.05%, 2/15/48	100,000	110,149
5.25%, 5/15/50	250,000	323,547

Fidelity National Financial, Inc. 4.50%, 8/15/28	220,000	254,302

Fidelity National Information Services, Inc. 3.00%, 8/15/26	70,000	76,821
4.25%, 5/15/28, Series 10Y	72,000	83,039
3.75%, 5/21/29	141,000	159,018

Fifth Third Bancorp 8.25%, 3/1/38	250,000	414,712

Fiserv, Inc. 4.20%, 10/1/28	337,000	387,082
2.65%, 6/1/30	250,000	258,950
4.40%, 7/1/49	746,000	892,656

Flex Ltd. 4.88%, 6/15/29	100,000	115,721

FLIR Systems, Inc. 2.50%, 8/1/30	200,000	206,374

Florida Power & Light Co. 5.63%, 4/1/34	100,000	137,329
4.13%, 2/1/42	127,000	152,260
4.05%, 6/1/42	60,000	71,194
3.80%, 12/15/42	33,000	38,049
3.70%, 12/1/47	95,000	109,075
3.95%, 3/1/48	85,000	101,057
4.13%, 6/1/48	25,000	30,508
3.99%, 3/1/49	48,000	58,012
3.15%, 10/1/49	100,000	105,679

Flowers Foods, Inc. 3.50%, 10/1/26	8,000	8,765

FMC Corp. 3.45%, 10/1/29	110,000	120,311
4.50%, 10/1/49	177,000	210,942

Fortive Corp. 3.15%, 6/15/26	200,000	218,942

Fox Corp. 4.71%, 1/25/29	283,000	332,352
5.48%, 1/25/39	200,000	257,400
5.58%, 1/25/49	50,000	66,126

GATX Corp. 3.25%, 3/30/25	70,000	75,287
3.85%, 3/30/27	160,000	179,458
3.50%, 3/15/28	100,000	110,188
4.55%, 11/7/28	90,000	105,731
4.70%, 4/1/29	70,000	82,788

GE Capital Funding LLC 4.05%, 5/15/27(c)	600,000	674,574
4.40%, 5/15/30(c)	750,000	858,465

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	470,000	538,324

General Dynamics Corp. 2.13%, 8/15/26	114,000	119,897
2.63%, 11/15/27	62,000	66,727
3.75%, 5/15/28	100,000	113,897

General Electric Co. 3.45%, 5/1/27	150,000	164,814
3.63%, 5/1/30	350,000	382,091
6.75%, 3/15/32, Series A	320,000	432,886
6.15%, 8/7/37	60,000	80,303
5.88%, 1/14/38	57,000	74,928
6.88%, 1/10/39	85,000	121,305
4.25%, 5/1/40	450,000	502,236
4.13%, 10/9/42	26,000	28,724
4.35%, 5/1/50	450,000	501,633

General Mills, Inc. 3.65%, 2/15/24	2,000	2,180
3.20%, 2/10/27(b)	368,000	405,562
4.20%, 4/17/28(b)	294,000	340,728
3.00%, 2/1/51(c)	145,000	141,974

General Motors Co. 4.20%, 10/1/27	100,000	112,049
6.80%, 10/1/27	50,000	63,384
5.00%, 4/1/35	90,000	107,325
6.60%, 4/1/36	780,000	1,059,919
5.15%, 4/1/38	250,000	297,227

General Motors Financial Co., Inc. 5.25%, 3/1/26	60,000	69,353
4.00%, 10/6/26	100,000	111,077
4.35%, 1/17/27	273,000	308,064
3.85%, 1/5/28	111,000	121,794

Georgia Power Co. 3.25%, 3/30/27	110,000	120,886
2.65%, 9/15/29, Series B	10,000	10,515

Gilead Sciences, Inc. 3.65%, 3/1/26	500,000	555,510
2.95%, 3/1/27	256,000	277,865
1.65%, 10/1/30	500,000	481,495
2.60%, 10/1/40	250,000	239,430
4.80%, 4/1/44	500,000	621,910
2.80%, 10/1/50	500,000	462,435

Global Payments, Inc. 4.80%, 4/1/26	125,000	144,676
4.45%, 6/1/28	160,000	186,877
3.20%, 8/15/29	449,000	480,399

Globe Life, Inc. 4.55%, 9/15/28	200,000	235,474

GLP Capital L.P. 5.38%, 4/15/26	105,000	120,797
5.75%, 6/1/28	169,000	198,864
4.00%, 1/15/30	250,000	267,445

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Goldman Sachs Group, Inc. (The) 4.25%, 10/21/25	$86,000	$96,821
3.75%, 2/25/26	125,000	139,599
3.50%, 11/16/26	100,000	110,187
5.95%, 1/15/27	150,000	185,505
3.85%, 1/26/27	70,000	78,171

3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(d)	296,000	332,420

3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(d)	629,000	708,059
2.60%, 2/7/30	350,000	365,508
6.75%, 10/1/37	446,000	652,275
5.15%, 5/22/45	330,000	436,583

Halliburton Co. 2.92%, 3/1/30(b)	250,000	257,255
4.85%, 11/15/35	55,000	63,369
6.70%, 9/15/38	183,000	242,039
7.45%, 9/15/39	78,000	111,269
4.50%, 11/15/41	2,000	2,168
5.00%, 11/15/45	250,000	291,410
Harley-Davidson, Inc. 4.63%, 7/28/45	40,000	43,416

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/43	65,000	77,507
4.40%, 3/15/48	120,000	147,070

Hasbro, Inc. 3.50%, 9/15/27	278,000	302,675
6.35%, 3/15/40	341,000	447,921

HCA, Inc. 4.13%, 6/15/29	300,000	339,159
5.13%, 6/15/39	60,000	74,431
5.50%, 6/15/47	113,000	145,016
5.25%, 6/15/49	150,000	188,784

Healthcare Realty Trust, Inc. 3.63%, 1/15/28(b)	25,000	27,474

Healthcare Trust of America Holdings L.P. 3.10%, 2/15/30	325,000	344,058
2.00%, 3/15/31	250,000	240,820

Healthpeak Properties, Inc. 3.40%, 2/1/25	59,000	64,074
4.00%, 6/1/25	120,000	134,032
3.25%, 7/15/26	168,000	185,126
6.75%, 2/1/41	32,000	45,298

Hershey Co. (The) 2.30%, 8/15/26	85,000	90,271
1.70%, 6/1/30	50,000	49,356

Hess Corp. 4.30%, 4/1/27	100,000	111,147
7.13%, 3/15/33	100,000	130,742
5.60%, 2/15/41	250,000	297,100

Hewlett Packard Enterprise Co. 6.20%, 10/15/35	100,000	131,519

Hexcel Corp. 4.20%, 2/15/27	150,000	160,145

Highwoods Realty L.P. 4.13%, 3/15/28	25,000	27,707
4.20%, 4/15/29	100,000	111,308
3.05%, 2/15/30	115,000	118,229

Home Depot, Inc. (The) 3.00%, 4/1/26	105,000	114,412
2.80%, 9/14/27	105,000	114,457
3.90%, 12/6/28	35,000	40,611
2.95%, 6/15/29	195,000	212,072

Honeywell International, Inc. 2.50%, 11/1/26	201,000	217,038

Host Hotels & Resorts L.P. 4.00%, 6/15/25, Series E	21,000	22,538
3.50%, 9/15/30, Series I	250,000	254,422

HP, Inc. 3.40%, 6/17/30	400,000	432,340
6.00%, 9/15/41	150,000	192,817

Hubbell, Inc. 3.15%, 8/15/27	8,000	8,656
3.50%, 2/15/28	96,000	104,010

Hudson Pacific Properties L.P. 4.65%, 4/1/29	185,000	210,795
3.25%, 1/15/30	200,000	206,604

Humana, Inc. 3.15%, 12/1/22	15,000	15,602
3.95%, 3/15/27	365,000	415,031
4.95%, 10/1/44	77,000	96,801

Huntington Bancshares, Inc. 2.63%, 8/6/24	111,000	118,001
4.00%, 5/15/25	87,000	97,555

Huntington Ingalls Industries, Inc. 3.48%, 12/1/27	25,000	27,634

Huntsman International LLC 4.50%, 5/1/29	379,000	427,648

Illinois Tool Works, Inc. 2.65%, 11/15/26	99,000	107,174

Indiana Michigan Power Co. 3.85%, 5/15/28	92,000	104,753

Indiana University Health, Inc. Obligated Group 3.97%, 11/1/48	45,000	52,502

Ingredion, Inc. 3.20%, 10/1/26	109,000	119,380

Intel Corp. 3.15%, 5/11/27	268,000	295,891
2.45%, 11/15/29	55,000	57,786

Intercontinental Exchange, Inc. 3.75%, 12/1/25	36,000	40,035
3.10%, 9/15/27	90,000	99,626
3.75%, 9/21/28	208,000	234,004
2.10%, 6/15/30	300,000	299,124
2.65%, 9/15/40	250,000	239,060
3.00%, 6/15/50	150,000	145,119
3.00%, 9/15/60	250,000	237,745

International Business Machines Corp. 3.45%, 2/19/26	160,000	177,277
3.30%, 5/15/26	100,000	110,316
3.30%, 1/27/27	150,000	165,834

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
3.50%, 5/15/29	$350,000	$388,412

International Flavors & Fragrances, Inc. 4.38%, 6/1/47	27,000	31,355
5.00%, 9/26/48	50,000	63,877

International Paper Co. 5.15%, 5/15/46	250,000	328,972
4.35%, 8/15/48(b)	250,000	304,112

Interpublic Group of Cos., Inc. (The) 5.40%, 10/1/48	145,000	188,340

Interstate Power & Light Co. 6.25%, 7/15/39	10,000	14,170
3.70%, 9/15/46	100,000	109,070

ITC Holdings Corp. 3.25%, 6/30/26	75,000	82,078

Jabil, Inc. 3.95%, 1/12/28(b)	209,000	235,175

Janus Capital Group, Inc. 4.88%, 8/1/25	2,000	2,284

JD.com, Inc. 3.38%, 1/14/30	250,000	266,967

Jefferies Group LLC 4.85%, 1/15/27	53,000	62,117
4.15%, 1/23/30	403,000	456,575
6.25%, 1/15/36	268,000	355,446
6.50%, 1/20/43	61,000	80,663

JetBlue Pass Through Trust 2.75%, 11/15/33, Series 2019-1, Class AA	97,306	97,747

JM Smucker Co. (The) 4.25%, 3/15/35	222,000	258,856
4.38%, 3/15/45	5,000	5,878

John Deere Capital Corp. 3.05%, 1/6/28	25,000	27,365
3.45%, 3/7/29	250,000	282,500
2.80%, 7/18/29	175,000	188,895
2.45%, 1/9/30	75,000	79,424

Johns Hopkins Health System Corp. (The) 3.84%, 5/15/46	98,000	116,069

Johnson & Johnson 4.38%, 12/5/33	30,000	37,513
3.55%, 3/1/36	172,000	201,333
3.63%, 3/3/37	150,000	175,513
3.40%, 1/15/38	50,000	56,324
4.50%, 12/5/43	75,000	97,433
3.70%, 3/1/46	203,000	235,701
3.75%, 3/3/47	257,000	301,438
3.50%, 1/15/48	209,000	236,843

Johnson Controls International PLC 3.90%, 2/14/26	10,000	11,200
6.00%, 1/15/36	400,000	548,636
5.13%, 9/14/45	11,000	14,473
4.50%, 2/15/47	25,000	30,939

JPMorgan Chase & Co. 3.30%, 4/1/26	59,000	64,911
3.20%, 6/15/26	84,000	91,957
2.95%, 10/1/26	97,000	105,577
7.63%, 10/15/26	117,000	156,227
4.13%, 12/15/26	62,000	71,143

3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(d)	100,000	112,592
8.00%, 4/29/27	1,000	1,381
4.25%, 10/1/27	144,000	167,246
3.63%, 12/1/27	35,000	38,954

3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(d)	195,000	219,650

3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	268,000	298,590

3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(d)	310,000	342,742

4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.12% thereafter)(d)	490,000	558,982

4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(d)	255,000	294,505

4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(d)	211,000	248,336

2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(d)	350,000	359,933

2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(d)	400,000	418,272

Juniper Networks, Inc. 2.00%, 12/10/30	50,000	47,398

Kaiser Foundation Hospitals 4.88%, 4/1/42	65,000	86,601
4.15%, 5/1/47	125,000	154,116
3.27%, 11/1/49, Series 2019	40,000	42,900

Kansas City Southern 4.30%, 5/15/43	19,000	22,086
4.70%, 5/1/48	125,000	148,013

Kellogg Co. 3.25%, 4/1/26	145,000	159,487
3.40%, 11/15/27	155,000	173,200
7.45%, 4/1/31, Series B	150,000	220,564

Kemper Corp. 4.35%, 2/15/25	125,000	137,794

Kennametal, Inc. 4.63%, 6/15/28	240,000	273,415

Keurig Dr. Pepper, Inc. 2.55%, 9/15/26	25,000	26,679
3.43%, 6/15/27	140,000	156,013
4.60%, 5/25/28	170,000	200,772
3.20%, 5/1/30	350,000	379,064
5.09%, 5/25/48	125,000	162,913

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

KeyCorp 4.10%, 4/30/28	$290,000	$337,835
2.55%, 10/1/29	90,000	94,379

Kilroy Realty L.P. 3.45%, 12/15/24	87,000	93,936
4.38%, 10/1/25	160,000	177,547
4.25%, 8/15/29	150,000	169,328
3.05%, 2/15/30	120,000	124,644

Kimberly-Clark Corp. 3.20%, 4/25/29	117,000	129,429

Kimco Realty Corp. 3.30%, 2/1/25	67,000	72,517
2.80%, 10/1/26	112,000	120,450
3.70%, 10/1/49	250,000	262,047

Kinder Morgan Energy Partners L.P. 7.30%, 8/15/33	1,000	1,391
5.80%, 3/15/35	50,000	63,198
6.95%, 1/15/38	90,000	122,421
6.38%, 3/1/41	8,000	10,448
5.00%, 3/1/43	500,000	574,305
5.40%, 9/1/44	75,000	89,576

Kinder Morgan, Inc. 4.30%, 3/1/28	200,000	228,510
2.00%, 2/15/31(b)	250,000	238,545
7.75%, 1/15/32	200,000	287,890
5.30%, 12/1/34	168,000	201,200
5.55%, 6/1/45	41,000	50,406
5.05%, 2/15/46	80,000	92,538
5.20%, 3/1/48	200,000	237,746
3.25%, 8/1/50	150,000	137,018

Kirby Corp. 4.20%, 3/1/28	30,000	32,947

Kohl’s Corp. 5.55%, 7/17/45	177,000	204,371

Kroger Co. (The) 2.65%, 10/15/26(b)	43,000	46,087
3.70%, 8/1/27	495,000	561,266
5.40%, 7/15/40	60,000	77,713
5.00%, 4/15/42	66,000	83,363
5.15%, 8/1/43	50,000	64,486
4.45%, 2/1/47	35,000	41,269
4.65%, 1/15/48	69,000	83,765
5.40%, 1/15/49	250,000	334,602

L3Harris Technologies, Inc. 4.40%, 6/15/28	381,000	444,211
4.85%, 4/27/35	67,000	84,295

Laboratory Corp. of America Holdings 3.60%, 9/1/27	225,000	252,954
4.70%, 2/1/45	75,000	92,311

Lam Research Corp. 3.75%, 3/15/26	50,000	56,196
4.00%, 3/15/29	267,000	309,373

Las Vegas Sands Corp. 3.50%, 8/18/26	150,000	158,984
3.90%, 8/8/29	87,000	92,720

Lear Corp. 4.25%, 5/15/29	603,000	676,753

Leggett & Platt, Inc. 3.50%, 11/15/27	25,000	27,052

Leidos, Inc. 2.30%, 2/15/31(c)	350,000	343,084

Leland Stanford Junior University (The) 3.65%, 5/1/48	150,000	180,030

LifeStorage L.P. 3.50%, 7/1/26	60,000	66,452
3.88%, 12/15/27	25,000	28,300

Lincoln National Corp. 3.05%, 1/15/30	200,000	214,716
4.35%, 3/1/48	303,000	358,191

Linde, Inc. 3.20%, 1/30/26	119,000	131,057

Lockheed Martin Corp. 3.55%, 1/15/26	200,000	222,930

Loews Corp. 3.75%, 4/1/26	5,000	5,592

Lowe’s Cos., Inc. 2.50%, 4/15/26	25,000	26,591
3.10%, 5/3/27	60,000	66,118
3.65%, 4/5/29	500,000	561,670
4.50%, 4/15/30	250,000	297,870
5.00%, 4/15/40	250,000	319,932
5.13%, 4/15/50(b)	250,000	340,347

LYB International Finance B.V. 5.25%, 7/15/43	100,000	125,815
4.88%, 3/15/44	195,000	234,220

LYB International Finance II B.V. 3.50%, 3/2/27	20,000	22,053

LYB International Finance III LLC 3.38%, 10/1/40	250,000	255,310
4.20%, 10/15/49	50,000	55,160
3.80%, 10/1/60	310,000	314,724

Magellan Midstream Partners L.P. 5.15%, 10/15/43	72,000	86,621
4.20%, 10/3/47	160,000	168,346

Marathon Oil Corp. 2.80%, 11/1/22	11,000	11,309
4.40%, 7/15/27(b)	215,000	243,526
6.60%, 10/1/37	79,000	102,830

Marathon Petroleum Corp. 6.50%, 3/1/41	240,000	324,070
4.75%, 9/15/44	51,000	57,867
4.50%, 4/1/48	25,000	27,328
5.00%, 9/15/54	95,000	107,617

Markel Corp. 3.50%, 11/1/27	100,000	110,880
5.00%, 4/5/46	250,000	321,485

Marriott International, Inc. 3.13%, 6/15/26, Series R	100,000	105,222
4.63%, 6/15/30	250,000	284,915

Marsh & McLennan Cos., Inc. 3.75%, 3/14/26	55,000	61,595
4.38%, 3/15/29	71,000	83,412

Martin Marietta Materials, Inc. 3.45%, 6/1/27	25,000	27,715

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
4.25%, 12/15/47	$180,000	$209,936

Mass General Brigham, Inc. 3.34%, 7/1/60, Series 2020	150,000	155,360

Massachusetts Institute of Technology 2.99%, 7/1/50, Series F	120,000	129,353
5.60%, 7/1/2111	60,000	97,105

Mastercard, Inc. 2.95%, 11/21/26	50,000	54,739
3.50%, 2/26/28	52,000	58,596
2.95%, 6/1/29	145,000	158,178

McCormick & Co., Inc. 3.40%, 8/15/27	110,000	122,373

McDonald’s Corp. 3.70%, 1/30/26	364,000	407,054
3.80%, 4/1/28	328,000	371,690
2.13%, 3/1/30	150,000	151,062
3.60%, 7/1/30	250,000	280,280
4.70%, 12/9/35	81,000	99,702
6.30%, 3/1/38	18,000	25,799
3.70%, 2/15/42	250,000	275,952
4.60%, 5/26/45	192,000	234,783
4.88%, 12/9/45	49,000	62,023
4.45%, 3/1/47	35,000	42,095
4.45%, 9/1/48	40,000	48,400
3.63%, 9/1/49	250,000	269,750

McKesson Corp. 4.75%, 5/30/29	95,000	113,042

Medtronic Global Holdings SCA 3.35%, 4/1/27	185,000	207,102

Memorial Health Services 3.45%, 11/1/49	107,000	115,471

Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/52	65,000	81,137
4.20%, 7/1/55, Series 2015	110,000	139,574

Merck & Co., Inc. 3.40%, 3/7/29	288,000	323,657

Mercury General Corp. 4.40%, 3/15/27	160,000	179,760

MetLife, Inc. 6.40%, 12/15/66	140,000	178,499

Micron Technology, Inc. 5.33%, 2/6/29	337,000	407,049

Microsoft Corp. 3.50%, 2/12/35	500,000	585,855
4.20%, 11/3/35	132,000	165,062
3.45%, 8/8/36	210,000	243,195
4.10%, 2/6/37	250,000	310,417
5.20%, 6/1/39	150,000	213,714
4.50%, 10/1/40	50,000	66,059
3.50%, 11/15/42	75,000	86,531
3.70%, 8/8/46	125,000	147,704
4.25%, 2/6/47	120,000	153,707
2.53%, 6/1/50	142,000	133,967
4.00%, 2/12/55	107,000	133,534
3.95%, 8/8/56	134,000	166,866
4.50%, 2/6/57	125,000	171,106
2.68%, 6/1/60	188,000	177,017

Mid-America Apartments L.P. 3.75%, 6/15/24	37,000	40,245
3.60%, 6/1/27	125,000	139,123
3.95%, 3/15/29	340,000	386,685
1.70%, 2/15/31	100,000	96,094

MidAmerican Energy Co. 3.10%, 5/1/27	200,000	221,208

Molson Coors Beverage Co. 3.00%, 7/15/26	167,000	180,084
5.00%, 5/1/42	60,000	71,953
4.20%, 7/15/46	415,000	446,030

Mondelez International, Inc. 2.75%, 4/13/30	50,000	52,468
1.50%, 2/4/31(b)	500,000	470,300
1.88%, 10/15/32	50,000	48,137
2.63%, 9/4/50	250,000	225,542

Moody’s Corp. 5.25%, 7/15/44	250,000	331,412

Morgan Stanley 5.00%, 11/24/25	10,000	11,694
4.35%, 9/8/26	135,000	155,573
3.63%, 1/20/27	277,000	311,049
3.95%, 4/23/27	450,000	508,545

3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(d)	263,000	294,026

3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(d)	563,000	631,939

4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(d)	275,000	322,303

2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(d)	350,000	364,066

Mosaic Co. (The) 4.05%, 11/15/27	298,000	336,987
5.63%, 11/15/43	38,000	49,367

Motorola Solutions, Inc. 4.60%, 2/23/28	50,000	58,349
4.60%, 5/23/29	75,000	87,488

MPLX L.P. 4.13%, 3/1/27	19,000	21,307
4.25%, 12/1/27	50,000	56,789
4.00%, 3/15/28(b)	190,000	212,390
4.80%, 2/15/29	60,000	69,925
2.65%, 8/15/30	200,000	199,508
5.20%, 3/1/47	35,000	40,769
5.20%, 12/1/47	275,000	314,033
4.70%, 4/15/48	500,000	550,255

Mylan, Inc. 4.55%, 4/15/28	175,000	202,323

Nasdaq, Inc. 4.25%, 6/1/24	168,000	185,301
1.65%, 1/15/31	250,000	235,330

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

National Fuel Gas Co. 3.95%, 9/15/27	$150,000	$161,498
4.75%, 9/1/28	65,000	73,432

National Retail Properties, Inc. 3.30%, 4/15/23	25,000	26,289
3.50%, 10/15/27	15,000	16,432

National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/28	100,000	111,388
3.70%, 3/15/29	167,000	188,979

5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; 3-month U.S. dollar London Interbank Offered Rate + 3.63% thereafter)(d)	150,000	163,019

Newmont Corp. 2.80%, 10/1/29	110,000	115,445
6.25%, 10/1/39	112,000	161,896
5.45%, 6/9/44	250,000	336,857

NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/24	250,000	268,615
3.50%, 4/1/29	327,000	361,861
2.75%, 11/1/29	500,000	527,125

4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(d)	33,000	35,674

NIKE, Inc. 2.38%, 11/1/26	74,000	78,700

NiSource, Inc. 3.49%, 5/15/27	110,000	122,042
3.60%, 5/1/30	350,000	389,854
5.95%, 6/15/41	2,000	2,710
5.65%, 2/1/45	194,000	258,057
4.38%, 5/15/47	121,000	141,313
3.95%, 3/30/48	75,000	83,003

Norfolk Southern Corp. 2.90%, 6/15/26	48,000	52,091
3.15%, 6/1/27	100,000	109,874
3.80%, 8/1/28	161,000	183,431
4.84%, 10/1/41	150,000	191,680
3.95%, 10/1/42	250,000	288,242
3.94%, 11/1/47	71,000	80,535
3.05%, 5/15/50	250,000	247,917

Northern Trust Corp. 3.15%, 5/3/29	181,000	199,533

3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(d)	30,000	32,550

Northrop Grumman Corp. 3.20%, 2/1/27	100,000	109,909
3.25%, 1/15/28	100,000	108,982
5.05%, 11/15/40	26,000	33,864
4.75%, 6/1/43	60,000	75,565
5.25%, 5/1/50	350,000	478,268

Northrop Grumman Systems Corp. 7.75%, 2/15/31	170,000	250,896

Northwestern University 4.64%, 12/1/44	100,000	131,191

NOV, Inc. 3.95%, 12/1/42	105,000	102,841

NSTAR Electric Co. 3.20%, 5/15/27	150,000	166,205

Nucor Corp. 5.20%, 8/1/43	400,000	535,464
2.98%, 12/15/55(c)	27,000	26,096

O’Reilly Automotive, Inc. 3.60%, 9/1/27	250,000	280,010
4.35%, 6/1/28	35,000	40,615
4.20%, 4/1/30	250,000	289,052
1.75%, 3/15/31	250,000	239,230

Office Properties Income Trust 4.25%, 5/15/24	50,000	52,906

Oglethorpe Power Corp. 5.25%, 9/1/50	270,000	324,877

Oklahoma Gas & Electric Co. 3.80%, 8/15/28	135,000	152,588

Old Republic International Corp. 3.88%, 8/26/26	110,000	124,205

Omega Healthcare Investors, Inc. 4.95%, 4/1/24	100,000	109,867
4.50%, 4/1/27	90,000	99,942
4.75%, 1/15/28	60,000	67,088
3.63%, 10/1/29	100,000	104,806

Omnicom Group, Inc. 2.45%, 4/30/30	400,000	407,924

ONEOK Partners L.P. 6.20%, 9/15/43	50,000	60,101

ONEOK, Inc. 4.00%, 7/13/27	430,000	472,596
4.55%, 7/15/28	357,000	401,489
4.45%, 9/1/49	250,000	251,217
7.15%, 1/15/51	150,000	203,470

Oracle Corp. 2.65%, 7/15/26	125,000	133,903
3.25%, 11/15/27	404,000	446,699
2.95%, 4/1/30	600,000	642,642

Oshkosh Corp. 4.60%, 5/15/28	32,000	36,859

Otis Worldwide Corp. 2.29%, 4/5/27	200,000	209,210
2.57%, 2/15/30	478,000	493,095

Owens Corning 3.40%, 8/15/26	260,000	285,584
7.00%, 12/1/36	32,000	44,736

Pacific Gas and Electric Co. 3.15%, 1/1/26	200,000	212,584
3.30%, 3/15/27	250,000	266,370
4.55%, 7/1/30	400,000	446,636
2.50%, 2/1/31	400,000	389,980
4.50%, 7/1/40	400,000	427,420
4.60%, 6/15/43	500,000	526,665
4.95%, 7/1/50	500,000	542,910

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Packaging Corp. of America 3.00%, 12/15/29	$250,000	$268,707

Parker-Hannifin Corp. 3.25%, 3/1/27	100,000	110,110
3.25%, 6/14/29	422,000	460,803
6.25%, 5/15/38	33,000	46,752

PayPal Holdings, Inc. 2.85%, 10/1/29	250,000	267,857
2.30%, 6/1/30	350,000	358,991

Pentair Finance Sarl 4.50%, 7/1/29	233,000	269,774

PepsiCo, Inc. 2.38%, 10/6/26	125,000	133,376
3.00%, 10/15/27(b)	487,000	536,280

Pfizer, Inc. 3.00%, 12/15/26	160,000	177,488
3.60%, 9/15/28	50,000	56,787
3.45%, 3/15/29	393,000	441,559
2.63%, 4/1/30	100,000	106,237
1.70%, 5/28/30(b)	100,000	98,772

Philip Morris International, Inc. 2.75%, 2/25/26	44,000	47,326
3.13%, 8/17/27	35,000	38,412
3.13%, 3/2/28	73,000	79,872
3.38%, 8/15/29	50,000	55,223

Phillips 66 4.65%, 11/15/34	322,000	380,491
5.88%, 5/1/42	350,000	473,718
4.88%, 11/15/44	115,000	140,761

Phillips 66 Partners L.P. 3.75%, 3/1/28	245,000	263,289
4.90%, 10/1/46	100,000	110,656

Physicians Realty L.P. 3.95%, 1/15/28	25,000	27,200

Piedmont Natural Gas Co., Inc. 3.50%, 6/1/29	78,000	86,777

Pioneer Natural Resources Co. 1.90%, 8/15/30	300,000	288,450

Plains All American Pipeline L.P. 4.50%, 12/15/26	346,000	383,700
3.55%, 12/15/29	50,000	51,336
6.65%, 1/15/37	250,000	298,602
4.70%, 6/15/44	47,000	45,035
4.90%, 2/15/45	45,000	45,189

PNC Financial Services Group, Inc. (The) 3.45%, 4/23/29	235,000	264,255
2.55%, 1/22/30	350,000	367,857

PPG Industries, Inc. 2.80%, 8/15/29	82,000	87,615

PPL Capital Funding, Inc. 4.13%, 4/15/30	100,000	115,524
5.00%, 3/15/44	70,000	86,017

President & Fellows of Harvard College 3.15%, 7/15/46	116,000	127,057
2.52%, 10/15/50	125,000	124,165

Principal Financial Group, Inc. 3.10%, 11/15/26	25,000	27,439
3.70%, 5/15/29	21,000	23,717

Progressive Corp. (The) 2.45%, 1/15/27	25,000	26,854
6.63%, 3/1/29	105,000	140,349

Prologis L.P. 4.38%, 2/1/29	60,000	71,234

Prudential Financial, Inc. 5.20%, 3/15/44, (5.20% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 3.04% thereafter)(d)	30,000	31,986

5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(d)	88,000	97,413

4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(b)(d)	283,000	307,058

5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(d)	150,000	171,066

Public Service Co. of Colorado 3.70%, 6/15/28	110,000	124,577

Public Service Electric & Gas Co. 2.25%, 9/15/26	29,000	30,769
3.00%, 5/15/27	35,000	38,357
3.20%, 5/15/29	270,000	297,761

Public Storage 3.09%, 9/15/27	90,000	99,727

Puget Energy, Inc. 3.65%, 5/15/25	65,000	70,889

PulteGroup, Inc. 6.00%, 2/15/35	350,000	460,810

QUALCOMM, Inc. 3.25%, 5/20/27	332,000	368,171

Quest Diagnostics, Inc. 2.95%, 6/30/30	405,000	432,779

Raymond James Financial, Inc. 3.63%, 9/15/26	20,000	22,654
4.95%, 7/15/46	155,000	196,861

Raytheon Technologies Corp. 3.50%, 3/15/27	190,000	211,721
3.13%, 5/4/27	208,000	228,218
7.20%, 8/15/27	30,000	39,821
4.13%, 11/16/28	573,000	660,927
7.50%, 9/15/29	78,000	109,969
2.25%, 7/1/30	325,000	329,439
6.13%, 7/15/38	123,000	173,456
4.45%, 11/16/38	152,000	183,124
5.70%, 4/15/40	125,000	172,061
4.88%, 10/15/40	250,000	318,617
4.15%, 5/15/45	149,000	172,965
3.75%, 11/1/46	111,000	121,950
4.05%, 5/4/47	60,000	68,968
3.13%, 7/1/50	250,000	250,720

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Realty Income Corp. 4.13%, 10/15/26	$95,000	$109,335
3.00%, 1/15/27	146,000	158,549
3.65%, 1/15/28	25,000	28,008

Regency Centers L.P. 4.13%, 3/15/28	40,000	44,816
2.95%, 9/15/29	272,000	284,887
4.40%, 2/1/47	13,000	14,496

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	350,000	332,563

Regions Financial Corp. 7.38%, 12/10/37	50,000	74,384

Reinsurance Group of America, Inc. 3.15%, 6/15/30	250,000	266,367

RenaissanceRe Finance, Inc. 3.45%, 7/1/27	25,000	27,596

Republic Services, Inc. 3.95%, 5/15/28	60,000	68,536
1.45%, 2/15/31	250,000	235,467
1.75%, 2/15/32	250,000	239,300

Rockwell Automation, Inc. 3.50%, 3/1/29	68,000	76,919

Rohm & Haas Co. 7.85%, 7/15/29	116,000	159,806

Roper Technologies, Inc. 3.80%, 12/15/26	90,000	101,947
2.00%, 6/30/30	400,000	394,264

Ross Stores, Inc. 1.88%, 4/15/31	250,000	241,212

Royalty Pharma PLC 2.20%, 9/2/30(b)(c)	490,000	483,380
3.30%, 9/2/40(c)	250,000	252,975

RPM International, Inc. 3.75%, 3/15/27	73,000	81,484
4.55%, 3/1/29	100,000	114,898

S&P Global, Inc. 2.95%, 1/22/27	5,000	5,423

Sabine Pass Liquefaction LLC 5.88%, 6/30/26	250,000	298,420
5.00%, 3/15/27	150,000	174,616
4.20%, 3/15/28	302,000	338,977
4.50%, 5/15/30	332,000	380,431

Sabra Health Care L.P. 3.90%, 10/15/29	290,000	301,281

salesforce.com, Inc. 3.70%, 4/11/28	100,000	114,005

Santander Holdings USA, Inc. 3.24%, 10/5/26	150,000	160,737
4.40%, 7/13/27	252,000	283,434

Sempra Energy 2.88%, 10/1/22	59,000	60,918
4.05%, 12/1/23	106,000	115,286
3.25%, 6/15/27	70,000	76,964
3.40%, 2/1/28	252,000	277,674

ServiceNow, Inc. 1.40%, 9/1/30	300,000	279,546

Sherwin-Williams Co. (The) 3.45%, 6/1/27	351,000	386,809
2.95%, 8/15/29	110,000	117,141
2.30%, 5/15/30	290,000	293,602
4.55%, 8/1/45	12,000	14,437

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	478,000	521,751

Simon Property Group L.P. 3.38%, 6/15/27	175,000	192,750
2.45%, 9/13/29	142,000	144,592

SITE Centers Corp. 3.63%, 2/1/25	100,000	104,436
4.70%, 6/1/27	30,000	33,296

Snap-on, Inc. 3.25%, 3/1/27(b)	100,000	110,328

Sonoco Products Co. 5.75%, 11/1/40	114,000	147,411

Southern California Edison Co. 3.65%, 3/1/28, Series B	70,000	77,475
4.20%, 3/1/29, Series A	100,000	114,768
6.65%, 4/1/29	133,000	166,535

Southern California Gas Co. 4.30%, 1/15/49, Series VV	135,000	166,343
3.95%, 2/15/50, Series WW	176,000	206,501

Southern Co. (The) 2.95%, 7/1/23	50,000	52,668
3.25%, 7/1/26	270,000	294,141
3.70%, 4/30/30, Series A	100,000	111,554
4.25%, 7/1/36	267,000	311,180
4.40%, 7/1/46	250,000	289,120

Southern Co. Gas Capital Corp. 2.45%, 10/1/23	25,000	26,203
4.40%, 6/1/43	29,000	33,391
4.40%, 5/30/47	3,000	3,498

Southern Power Co. 5.25%, 7/15/43	15,000	18,191
4.95%, 12/15/46, Series F	160,000	186,443

Southwest Airlines Co. 5.13%, 6/15/27	250,000	293,092
3.45%, 11/16/27	100,000	107,897

Southwestern Electric Power Co. 2.75%, 10/1/26, Series K	5,000	5,330
4.10%, 9/15/28, Series M	229,000	260,277
3.85%, 2/1/48, Series L	250,000	269,397

Spectra Energy Partners L.P. 3.38%, 10/15/26	40,000	43,753
5.95%, 9/25/43	250,000	321,542

Spirit Airlines Pass Through Trust 4.10%, 10/1/29, Series A	123,916	124,672

Spirit Realty L.P. 3.40%, 1/15/30	150,000	159,294

Stanford Health Care 3.80%, 11/15/48, Series 2018	75,000	88,120

Stanley Black & Decker, Inc. 3.40%, 3/1/26	15,000	16,624
4.25%, 11/15/28	125,000	146,851

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Starbucks Corp. 2.45%, 6/15/26	$41,000	$43,476
4.00%, 11/15/28	483,000	556,542
3.55%, 8/15/29	454,000	508,834
4.30%, 6/15/45	250,000	289,505
3.50%, 11/15/50	150,000	157,095

State Street Corp. 2.65%, 5/19/26	55,000	59,646

3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(d)	310,000	329,753

Steel Dynamics, Inc. 3.45%, 4/15/30	24,000	26,203
3.25%, 1/15/31	50,000	53,684

Steelcase, Inc. 5.13%, 1/18/29	270,000	320,979

Stifel Financial Corp. 4.25%, 7/18/24	25,000	27,867

STORE Capital Corp. 4.50%, 3/15/28	30,000	33,829
4.63%, 3/15/29	25,000	28,447

Stryker Corp. 3.50%, 3/15/26	40,000	44,372
4.63%, 3/15/46	575,000	728,502

Sunoco Logistics Partners Operations L.P. 4.00%, 10/1/27	911,000	994,839
4.95%, 1/15/43	254,000	263,520
5.35%, 5/15/45	250,000	270,732
5.40%, 10/1/47	60,000	65,848

SVB Financial Group 3.50%, 1/29/25	120,000	131,321

Synchrony Financial 4.50%, 7/23/25	43,000	48,038
3.70%, 8/4/26	99,000	108,213
3.95%, 12/1/27	223,000	245,706

Sysco Corp. 3.30%, 7/15/26	170,000	186,084
3.25%, 7/15/27	410,000	450,045
5.95%, 4/1/30	240,000	308,942
5.38%, 9/21/35	22,000	28,123
6.60%, 4/1/40	50,000	71,571
6.60%, 4/1/50	250,000	371,410

T-Mobile USA, Inc. 1.50%, 2/15/26(c)	275,000	275,176
3.75%, 4/15/27(c)	750,000	829,065
2.05%, 2/15/28(c)	250,000	249,755
3.88%, 4/15/30(c)	1,000,000	1,104,950
2.55%, 2/15/31(c)	250,000	250,075
2.25%, 11/15/31(c)	50,000	48,605
3.00%, 2/15/41(c)	500,000	475,795
4.50%, 4/15/50(c)	300,000	338,100
3.30%, 2/15/51(c)	350,000	328,450

Tanger Properties L.P. 3.13%, 9/1/26	90,000	93,574

Tapestry, Inc. 4.13%, 7/15/27	84,000	92,303

Target Corp. 3.38%, 4/15/29	280,000	314,801

TC PipeLines L.P. 3.90%, 5/25/27	317,000	353,287

TD Ameritrade Holding Corp. 3.30%, 4/1/27	135,000	149,702

Texas Instruments, Inc. 2.90%, 11/3/27	65,000	71,310
2.25%, 9/4/29	100,000	103,231

Textron, Inc. 3.38%, 3/1/28(b)	450,000	483,714

Thermo Fisher Scientific, Inc. 3.20%, 8/15/27	590,000	649,130
2.60%, 10/1/29	110,000	115,695
4.10%, 8/15/47	40,000	47,837

Time Warner Cable LLC 6.55%, 5/1/37	401,000	537,809
7.30%, 7/1/38	50,000	70,869
6.75%, 6/15/39	77,000	105,382
4.50%, 9/15/42	500,000	547,045

Timken Co. (The) 4.50%, 12/15/28	256,000	280,837

TJX Cos., Inc. (The) 2.25%, 9/15/26(b)	80,000	84,590

Toyota Motor Credit Corp. 2.15%, 2/13/30	500,000	514,360

Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/43	50,000	70,730

Trane Technologies Luxembourg Finance S.A. 3.80%, 3/21/29	150,000	170,611

Transatlantic Holdings, Inc. 8.00%, 11/30/39	30,000	46,564

Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/28	295,000	331,710
3.95%, 5/15/50	250,000	268,647

Trimble, Inc. 4.90%, 6/15/28	50,000	59,065

Truist Bank 3.30%, 5/15/26	40,000	43,966
2.25%, 3/11/30	250,000	252,810

Trustees of Boston University 4.06%, 10/1/48, Series CC	50,000	59,738

Trustees of Princeton University (The) 5.70%, 3/1/39	90,000	131,432

Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	50,000	53,759

TWDC Enterprises 18 Corp. 3.00%, 2/13/26	100,000	108,929
1.85%, 7/30/26	81,000	83,890
2.95%, 6/15/27(b)	112,000	122,814

Tyson Foods, Inc. 4.00%, 3/1/26	178,000	200,364
4.35%, 3/1/29	385,000	450,515
4.88%, 8/15/34	141,000	177,116
4.55%, 6/2/47	50,000	61,124
5.10%, 9/28/48	21,000	27,662

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

U.S. Bancorp 3.10%, 4/27/26	$25,000	$27,340
3.15%, 4/27/27, Series X	339,000	375,049
3.00%, 7/30/29	195,000	210,506

UDR, Inc. 2.95%, 9/1/26	40,000	43,217
3.50%, 1/15/28	25,000	27,478
4.40%, 1/26/29	79,000	91,843
3.20%, 1/15/30	215,000	231,443
3.00%, 8/15/31	73,000	77,278

Union Pacific Corp. 2.75%, 3/1/26	84,000	90,233
3.00%, 4/15/27	241,000	262,601
3.60%, 9/15/37	300,000	330,180
4.15%, 1/15/45	275,000	318,095
4.05%, 11/15/45	30,000	34,434
4.05%, 3/1/46	99,000	113,600
4.00%, 4/15/47	65,000	74,711
4.50%, 9/10/48	159,000	193,727
3.25%, 2/5/50	350,000	362,386
3.80%, 10/1/51	85,000	95,935
3.88%, 2/1/55	30,000	32,956
2.97%, 9/16/62(c)	160,000	151,563
3.75%, 2/5/70	150,000	159,753

United Airlines Pass Through Trust 4.30%, 2/15/27, Series A	301,658	316,780
4.00%, 10/11/27, Series A	46,675	48,524
3.75%, 3/3/28, Series A	12,208	12,620
3.45%, 1/7/30, Series A	24,460	24,518

United Parcel Service, Inc. 3.05%, 11/15/27	49,000	54,341
3.40%, 3/15/29	150,000	167,415

UnitedHealth Group, Inc. 3.45%, 1/15/27	103,000	115,198
3.38%, 4/15/27	95,000	106,292
2.95%, 10/15/27	100,000	109,277
3.85%, 6/15/28	95,000	108,673
3.88%, 12/15/28	190,000	218,255

University of Chicago (The) 4.00%, 10/1/53	75,000	90,376

University of Notre Dame du Lac 3.39%, 2/15/48, Series 2017	12,000	13,806

University of Southern California 3.03%, 10/1/39	149,000	157,481
3.23%, 10/1/2120, Series A	50,000	47,625

Unum Group 5.75%, 8/15/42	122,000	147,006

Utah Acquisition Sub, Inc. 3.95%, 6/15/26	452,000	505,431
5.25%, 6/15/46	50,000	60,443

Valero Energy Corp. 3.40%, 9/15/26	60,000	64,504
4.35%, 6/1/28	583,000	656,213
4.00%, 4/1/29	150,000	165,714
4.90%, 3/15/45	63,000	72,669

Valero Energy Partners L.P. 4.38%, 12/15/26	162,000	183,726
4.50%, 3/15/28	50,000	56,559

Valmont Industries, Inc. 5.00%, 10/1/44	105,000	119,925

Ventas Realty L.P. 3.50%, 4/15/24	41,000	44,438
2.65%, 1/15/25	245,000	259,352
3.50%, 2/1/25	65,000	70,810
3.25%, 10/15/26	85,000	92,449
4.00%, 3/1/28	115,000	130,002
4.40%, 1/15/29	60,000	68,648
3.00%, 1/15/30	200,000	209,644

VEREIT Operating Partnership L.P. 4.88%, 6/1/26	45,000	52,412
3.95%, 8/15/27	195,000	218,928
3.10%, 12/15/29	250,000	261,655

Verisk Analytics, Inc. 5.50%, 6/15/45	25,000	32,865

Verizon Communications, Inc. 2.63%, 8/15/26	531,000	567,448
4.13%, 3/16/27	338,000	390,201
4.33%, 9/21/28	543,000	632,427
3.88%, 2/8/29	105,000	119,451
4.02%, 12/3/29	773,000	886,755
1.68%, 10/30/30(c)	209,000	199,066
1.75%, 1/20/31	180,000	171,772
4.50%, 8/10/33	626,000	748,358
4.40%, 11/1/34	466,000	554,060
4.81%, 3/15/39	560,000	692,490
2.65%, 11/20/40	630,000	590,152
4.13%, 8/15/46	288,000	326,223
4.86%, 8/21/46	115,000	142,302
5.01%, 4/15/49	52,000	66,263
4.00%, 3/22/50	500,000	550,910
2.88%, 11/20/50	500,000	455,815
5.01%, 8/21/54	50,000	64,300
2.99%, 10/30/56(c)	600,000	544,638
3.00%, 11/20/60	245,000	220,848

VF Corp. 2.80%, 4/23/27	110,000	118,465
2.95%, 4/23/30	100,000	107,093

ViacomCBS, Inc. 2.90%, 1/15/27	92,000	97,632
3.38%, 2/15/28	170,000	184,872
3.70%, 6/1/28	134,000	148,744
7.88%, 7/30/30	147,000	209,468
4.95%, 1/15/31	436,000	525,676
4.38%, 3/15/43	350,000	397,211
5.85%, 9/1/43	141,000	187,699
5.25%, 4/1/44	30,000	37,424
4.95%, 5/19/50	250,000	302,945

Viatris, Inc. 2.70%, 6/22/30(c)	500,000	507,400
3.85%, 6/22/40(c)	250,000	265,292
4.00%, 6/22/50(c)	250,000	260,530

Virginia Electric & Power Co. 2.95%, 11/15/26, Series B	135,000	147,370
3.50%, 3/15/27, Series A	107,000	119,712

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

Visa, Inc. 4.15%, 12/14/35	$95,000	$116,649
4.30%, 12/14/45	180,000	226,867
3.65%, 9/15/47	180,000	206,251

VMware, Inc. 3.90%, 8/21/27	190,000	210,957

Vulcan Materials Co. 3.90%, 4/1/27	25,000	28,826
4.50%, 6/15/47	80,000	96,206
4.70%, 3/1/48	30,000	36,711

W.R. Berkley Corp. 4.75%, 8/1/44	8,000	9,795
4.00%, 5/12/50	250,000	284,207

Walgreens Boots Alliance, Inc. 3.45%, 6/1/26	200,000	220,384
3.20%, 4/15/30(b)	250,000	268,647
4.50%, 11/18/34	35,000	40,423
4.80%, 11/18/44	52,000	59,498
4.10%, 4/15/50	250,000	263,815

Walmart, Inc. 5.25%, 9/1/35	129,000	177,267
6.50%, 8/15/37	93,000	141,701
6.20%, 4/15/38	100,000	149,709
3.95%, 6/28/38	93,000	111,201
5.00%, 10/25/40	12,000	16,323
5.63%, 4/15/41(b)	65,000	93,701
4.00%, 4/11/43	66,000	79,515
3.63%, 12/15/47	61,000	70,117
4.05%, 6/29/48	210,000	257,811
2.95%, 9/24/49	77,000	79,575

Walt Disney Co. (The) 3.38%, 11/15/26	65,000	72,190
3.80%, 3/22/30	50,000	57,257
2.65%, 1/13/31	500,000	524,895

Waste Connections, Inc. 3.50%, 5/1/29	75,000	83,678

Waste Management, Inc. 3.15%, 11/15/27	175,000	193,438
1.50%, 3/15/31	300,000	283,752
3.90%, 3/1/35	172,000	200,841

Wells Fargo & Co. 3.00%, 4/22/26	22,000	23,824
4.10%, 6/3/26	129,000	146,277
3.00%, 10/23/26	236,000	255,864
4.30%, 7/22/27	313,000	361,481

3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	434,000	481,892
4.15%, 1/24/29	684,000	789,097

4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month U.S. dollar London Interbank Offered Rate + 3.77% thereafter)(d)	350,000	413,668

Welltower, Inc. 4.00%, 6/1/25	170,000	188,763
4.25%, 4/1/26	120,000	136,966
4.25%, 4/15/28	75,000	85,639
4.13%, 3/15/29	150,000	170,076
3.10%, 1/15/30	364,000	384,934

Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	70,000	75,889
4.95%, 9/15/28	318,000	372,295

Westlake Chemical Corp. 3.60%, 8/15/26	90,000	98,913
5.00%, 8/15/46	55,000	65,938
4.38%, 11/15/47	35,000	39,540

WestRock MWV LLC 8.20%, 1/15/30	36,000	50,364

Weyerhaeuser Co. 6.95%, 10/1/27	75,000	97,687
4.00%, 11/15/29	100,000	114,083
7.38%, 3/15/32	250,000	362,830

Williams Cos., Inc. (The) 3.75%, 6/15/27	214,000	237,983
8.75%, 3/15/32	45,000	67,634
5.75%, 6/24/44	102,000	128,144
5.10%, 9/15/45	300,000	356,064

Willis North America, Inc. 3.60%, 5/15/24	88,000	95,652
4.50%, 9/15/28	50,000	58,234
2.95%, 9/15/29	250,000	265,977

WRKCo, Inc. 4.65%, 3/15/26	100,000	115,204
4.00%, 3/15/28	85,000	96,209
4.90%, 3/15/29	162,000	194,862

Xcel Energy, Inc. 3.40%, 6/1/30	400,000	440,236

Zoetis, Inc. 3.00%, 9/12/27	157,000	171,532
4.70%, 2/1/43	25,000	31,714
3.95%, 9/12/47	25,000	28,814
4.45%, 8/20/48	100,000	122,819
TOTAL U.S. CORPORATE BONDS (Cost: $281,500,850)		291,562,436

FOREIGN CORPORATE BONDS – 4.8%

Australia – 0.1%

BHP Billiton Finance USA Ltd. 6.42%, 3/1/26	30,000	37,589

Rio Tinto Finance USA Ltd. 7.13%, 7/15/28	48,000	66,182

Westpac Banking Corp. 4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(d)	415,000	464,999

4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(d)	250,000	274,668

2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(d)	250,000	244,880

Total Australia		1,088,318

Austria – 0.1%

Suzano Austria GmbH 6.00%, 1/15/29	250,000	299,642

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
5.00%, 1/15/30	$250,000	$282,993
3.75%, 1/15/31	250,000	265,968

Total Austria		848,603

Belgium – 0.6%

Anheuser-Busch Cos. LLC 3.65%, 2/1/26	396,000	439,679
4.70%, 2/1/36	300,000	360,555
4.90%, 2/1/46	590,000	711,699

Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/26	362,000	401,328

Anheuser-Busch InBev Worldwide, Inc. 4.00%, 4/13/28	425,000	483,225
4.75%, 1/23/29	662,000	783,854
4.90%, 1/23/31	410,000	501,975
4.38%, 4/15/38	80,000	93,234
8.20%, 1/15/39	150,000	246,024
5.45%, 1/23/39	50,000	64,418
8.00%, 11/15/39	346,000	563,786
4.35%, 6/1/40	500,000	583,385
4.44%, 10/6/48	86,000	97,974
5.55%, 1/23/49	490,000	639,509
4.50%, 6/1/50	500,000	579,535
4.60%, 6/1/60	440,000	508,816

Total Belgium		7,058,996

Bermuda – 0.0%

RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	125,000	138,627

XLIT Ltd. 4.45%, 3/31/25	10,000	11,307
5.50%, 3/31/45	35,000	47,091

Total Bermuda		197,025

Brazil – 0.1%

Vale Overseas Ltd. 3.75%, 7/8/30	500,000	535,240
6.88%, 11/21/36	300,000	412,764

Total Brazil		948,004

Canada – 0.8%

Bank of Montreal 3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	304,000	339,915

Barrick Gold Corp. 5.25%, 4/1/42	250,000	325,463

Barrick North America Finance LLC 5.75%, 5/1/43	82,000	114,723

Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/39	50,000	68,557

Bell Canada 4.30%, 7/29/49	250,000	296,160

Brookfield Finance, Inc. 3.90%, 1/25/28	50,000	56,355

Canadian National Railway Co. 6.90%, 7/15/28	125,000	168,369

Canadian Natural Resources Ltd. 3.85%, 6/1/27	256,000	283,174
2.95%, 7/15/30	50,000	51,373
7.20%, 1/15/32	409,000	555,561
6.50%, 2/15/37	4,000	5,231
6.75%, 2/1/39	15,000	20,254

Canadian Pacific Railway Co. 4.00%, 6/1/28	46,000	52,624
7.13%, 10/15/31	313,000	454,773
4.80%, 9/15/35	45,000	56,687

Cenovus Energy, Inc. 5.25%, 6/15/37	500,000	562,145

Emera U.S. Finance L.P. 3.55%, 6/15/26	160,000	175,877

Enbridge, Inc. 4.25%, 12/1/26	15,000	17,119
3.70%, 7/15/27	150,000	167,517
3.13%, 11/15/29	207,000	221,200
4.00%, 11/15/49	250,000	264,500

Fairfax Financial Holdings Ltd. 4.85%, 4/17/28	150,000	167,762

Fortis, Inc. 3.06%, 10/4/26	220,000	238,953

Manulife Financial Corp. 4.15%, 3/4/26	122,000	139,585

4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar Swap Rate + 1.647% thereafter)(d)	25,000	27,467

Nutrien Ltd. 4.20%, 4/1/29	182,000	211,287
4.13%, 3/15/35	55,000	62,997
5.88%, 12/1/36	60,000	81,353
5.25%, 1/15/45	350,000	458,423

Rogers Communications, Inc. 5.00%, 3/15/44	93,000	118,702
4.30%, 2/15/48	100,000	117,646
4.35%, 5/1/49	300,000	356,271

Royal Bank of Canada 4.65%, 1/27/26	227,000	263,608

Suncor Energy, Inc. 7.15%, 2/1/32	122,000	167,428
5.95%, 12/1/34	191,000	243,687
5.95%, 5/15/35	36,000	45,951
6.80%, 5/15/38	18,000	25,105
6.50%, 6/15/38	250,000	341,065

Teck Resources Ltd. 6.13%, 10/1/35	215,000	273,725
5.20%, 3/1/42	50,000	57,850

TELUS Corp. 3.70%, 9/15/27	120,000	136,358

Thomson Reuters Corp. 5.65%, 11/23/43	90,000	116,368

Toronto-Dominion Bank (The) 3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(d)	180,000	200,365

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

TransCanada PipeLines Ltd. 4.25%, 5/15/28	$302,000	$347,563
4.63%, 3/1/34	640,000	745,869
5.85%, 3/15/36	50,000	65,750
4.75%, 5/15/38	250,000	293,550
6.10%, 6/1/40	50,000	66,366
5.10%, 3/15/49	50,000	62,270

Total Canada		9,690,901

China – 0.1%

Alibaba Group Holding Ltd. 3.40%, 12/6/27	230,000	251,889

Baidu, Inc. 3.63%, 7/6/27	200,000	221,536

CNOOC Finance 2013 Ltd. 2.88%, 9/30/29	300,000	309,291

Total China		782,716

Colombia – 0.1%

Ecopetrol S.A. 5.88%, 9/18/23	105,000	116,628
4.13%, 1/16/25	262,000	281,325
5.38%, 6/26/26	300,000	338,679
7.38%, 9/18/43	108,000	135,993
5.88%, 5/28/45	470,000	512,789

Total Colombia		1,385,414

France – 0.1%

AXA S.A. 8.60%, 12/15/30	350,000	544,418

Orange S.A. 9.00%, 3/1/31	234,000	372,795
5.38%, 1/13/42	50,000	67,293

Total Capital International S.A. 3.46%, 7/12/49	200,000	208,500
3.13%, 5/29/50	150,000	147,022

Veolia Environnement S.A. 6.75%, 6/1/38	33,000	47,376

Total France		1,387,404

Germany – 0.2%

Daimler Finance North America LLC 8.50%, 1/18/31	450,000	688,761

Deutsche Bank AG 4.10%, 1/13/26	75,000	82,481

3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	240,000	253,673

Deutsche Telekom International Finance B.V. 8.75%, 6/15/30	521,000	791,941
9.25%, 6/1/32	48,000	79,259

Total Germany		1,896,115

Ireland – 0.0%

AerCap Ireland Capital DAC 4.88%, 1/16/24	296,000	322,853
3.65%, 7/21/27	200,000	211,852

Total Ireland		534,705

Japan – 0.4%

Mitsubishi UFJ Financial Group, Inc. 3.29%, 7/25/27(b)	275,000	306,218
3.96%, 3/2/28	215,000	245,407
4.05%, 9/11/28	10,000	11,517
3.74%, 3/7/29	406,000	458,451

Mizuho Financial Group, Inc. 3.17%, 9/11/27	325,000	357,669
4.02%, 3/5/28	225,000	256,392

Nomura Holdings, Inc. 3.10%, 1/16/30	300,000	315,369

ORIX Corp. 3.70%, 7/18/27(b)	80,000	90,212

Sumitomo Mitsui Financial Group, Inc. 3.78%, 3/9/26	100,000	111,967
2.63%, 7/14/26	36,000	38,347
3.45%, 1/11/27	153,000	169,755
3.36%, 7/12/27(b)	8,000	8,848
3.54%, 1/17/28	150,000	166,674
3.94%, 7/19/28	379,000	431,836
4.31%, 10/16/28	136,000	158,659
3.04%, 7/16/29	250,000	268,543
2.14%, 9/23/30	250,000	244,445

Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/28	245,000	296,729
2.05%, 3/31/30	300,000	295,617
3.18%, 7/9/50	250,000	244,630

Total Japan		4,477,285

Macau – 0.0%

Sands China Ltd. 5.40%, 8/8/28	450,000	521,645

Mexico – 0.1%

America Movil S.A.B. de C.V. 3.63%, 4/22/29	215,000	237,440

Grupo Televisa S.A.B. 6.63%, 1/15/40	50,000	66,669
5.25%, 5/24/49	250,000	300,297

Total Mexico		604,406

Netherlands – 0.3%

Cooperatieve Rabobank UA 3.75%, 7/21/26	475,000	528,670
5.25%, 5/24/41	265,000	362,361

ING Groep N.V. 4.55%, 10/2/28	250,000	294,660

Koninklijke Ahold Delhaize N.V. 5.70%, 10/1/40(b)	40,000	54,707

NXP B.V. 5.35%, 3/1/26(c)	102,000	120,026
3.40%, 5/1/30(c)	500,000	544,630

Shell International Finance B.V. 4.13%, 5/11/35	134,000	157,323
6.38%, 12/15/38	115,000	167,803
3.63%, 8/21/42	100,000	108,790
4.55%, 8/12/43	78,000	94,946
4.38%, 5/11/45	98,000	117,447

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
4.00%, 5/10/46	$75,000	$85,395
3.75%, 9/12/46	275,000	302,643
3.13%, 11/7/49	55,000	54,817

Total Netherlands		2,994,218

Norway – 0.2%

Equinor ASA 5.10%, 8/17/40	400,000	525,520
4.25%, 11/23/41	485,000	576,655
3.25%, 11/18/49	679,000	692,173
3.70%, 4/6/50	340,000	373,731

Total Norway		2,168,079

Peru – 0.1%

Southern Copper Corp. 6.75%, 4/16/40	35,000	49,471
5.25%, 11/8/42	250,000	314,480
5.88%, 4/23/45	150,000	204,213

Total Peru		568,164

Spain – 0.2%

Banco Santander S.A. 4.25%, 4/11/27	200,000	227,598
3.80%, 2/23/28	200,000	221,120
2.75%, 12/3/30	400,000	394,928

Telefonica Emisiones S.A. 4.10%, 3/8/27	500,000	565,785
7.05%, 6/20/36	195,000	279,417
5.52%, 3/1/49	400,000	505,224

Total Spain		2,194,072

Switzerland – 0.1%

Credit Suisse Group AG 3.75%, 3/26/25	300,000	329,364
4.55%, 4/17/26	250,000	288,370

Novartis Capital Corp. 4.40%, 5/6/44	145,000	183,844
4.00%, 11/20/45	50,000	60,253
2.75%, 8/14/50	125,000	123,964

Syngenta Finance N.V. 3.13%, 3/28/22	218,000	221,237

Tyco Electronics Group S.A. 3.13%, 8/15/27	120,000	133,050

Total Switzerland		1,340,082

United Kingdom – 1.2%

AstraZeneca PLC 3.13%, 6/12/27	457,000	501,612
1.38%, 8/6/30(b)	250,000	235,605
6.45%, 9/15/37	250,000	368,612
4.00%, 9/18/42	250,000	288,912
4.38%, 8/17/48	30,000	36,571

Barclays PLC 4.38%, 1/12/26	200,000	226,212
4.84%, 5/9/28	250,000	284,327

4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(d)	575,000	677,218

5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; 3-month U.S. dollar London Interbank Offered Rate + 3.054% thereafter)(d)	500,000	578,775

2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(b)(d)	250,000	252,415
4.95%, 1/10/47	250,000	316,210

BAT Capital Corp. 3.56%, 8/15/27	755,000	820,715
4.39%, 8/15/37	500,000	534,845
3.73%, 9/25/40	350,000	340,487
3.98%, 9/25/50	250,000	238,090

BP Capital Markets PLC 3.28%, 9/19/27	156,000	171,620
3.72%, 11/28/28	125,000	141,099

British Telecommunications PLC 5.13%, 12/4/28	250,000	301,802
9.63%, 12/15/30	502,000	796,699

CNH Industrial N.V. 3.85%, 11/15/27	25,000	28,290

Diageo Capital PLC 2.00%, 4/29/30	250,000	251,578

GlaxoSmithKline Capital, Inc. 3.88%, 5/15/28	111,000	128,561

HSBC Holdings PLC 4.38%, 11/23/26	250,000	283,543

4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(d)	318,000	356,494
4.95%, 3/31/30	350,000	421,242

3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(d)	415,000	464,003

Lloyds Banking Group PLC 4.55%, 8/16/28	250,000	292,920

3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(d)	250,000	275,165
4.34%, 1/9/48	250,000	290,360

Natwest Group PLC 6.00%, 12/19/23	72,000	81,685
5.13%, 5/28/24	175,000	195,916

4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(d)	230,000	269,259

5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(d)	200,000	237,540

3.03%, 11/28/35, (3.032% fixed rate until 8/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(d)	250,000	245,013

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

nVent Finance Sarl 4.55%, 4/15/28	$84,000	$89,467

RELX Capital, Inc. 4.00%, 3/18/29	46,000	52,324

Reynolds American, Inc. 5.70%, 8/15/35	125,000	151,593
6.15%, 9/15/43	220,000	274,853
5.85%, 8/15/45	134,000	160,173

Santander UK Group Holdings PLC

3.82%, 11/3/28, (3.823% fixed rate until 11/3/27; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(d)	200,000	222,642

Unilever Capital Corp. 2.90%, 5/5/27	120,000	130,874
3.50%, 3/22/28	320,000	361,651

Vodafone Group PLC 4.38%, 5/30/28	402,000	471,309
7.88%, 2/15/30	174,000	250,485
5.00%, 5/30/38	82,000	102,213
5.25%, 5/30/48	355,000	459,263
4.88%, 6/19/49	500,000	615,510
4.25%, 9/17/50	30,000	33,900

Total United Kingdom		14,309,652
TOTAL FOREIGN CORPORATE BONDS (Cost: $53,103,961)		54,995,804

FOREIGN GOVERNMENT AGENCIES – 0.3%

Canada – 0.1%
Hydro-Quebec 9.38%, 4/15/30, Series HK	10,000	16,170
Province of New Brunswick Canada 3.63%, 2/24/28	679,000	776,878

Total Canada		793,048

Germany – 0.1%

Kreditanstalt fuer Wiederaufbau
0.75%, 9/30/30	500,000	467,500
5.78%, 6/29/37(e)	377,000	273,284

Total Germany		740,784

Japan – 0.1%

Japan Bank for International Cooperation
1.88%, 7/21/26	250,000	260,843
2.88%, 6/1/27	770,000	848,324
2.88%, 7/21/27	250,000	274,605
3.50%, 10/31/28	200,000	230,300
Japan International Cooperation Agency 2.13%, 10/20/26	250,000	264,752

Total Japan		1,878,824
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,266,470)		3,412,656

FOREIGN GOVERNMENT OBLIGATIONS – 1.9%

Chile – 0.0%

Chile Government International Bond 3.24%, 2/6/28	318,000	349,984

Colombia – 0.3%

Colombia Government International Bond
4.50%, 1/28/26	550,000	609,620
3.88%, 4/25/27	770,000	832,100
3.13%, 4/15/31	700,000	698,684
7.38%, 9/18/37	162,000	216,745
5.63%, 2/26/44	200,000	232,110
5.20%, 5/15/49	200,000	224,524

Total Colombia		2,813,783

Hungary – 0.1%

Hungary Government International Bond 5.38%, 2/21/23	36,000	39,441
5.75%, 11/22/23	166,000	188,727
7.63%, 3/29/41	200,000	336,948

Total Hungary		565,116

Indonesia – 0.2%

Indonesia Government International Bond
4.45%, 2/11/24	205,000	225,195
3.50%, 1/11/28	200,000	216,610
4.10%, 4/24/28	460,000	517,017
2.85%, 2/14/30	240,000	247,582
3.85%, 10/15/30	500,000	555,325
4.35%, 1/11/48	250,000	275,512
5.35%, 2/11/49	200,000	252,990

Total Indonesia		2,290,231

Israel – 0.0%

Israel Government International Bond 2.88%, 3/16/26	400,000	436,756

Italy – 0.1%

Republic of Italy Government International Bond 2.88%, 10/17/29	350,000	358,592
5.38%, 6/15/33	833,000	1,039,784

Total Italy		1,398,376

Mexico – 0.5%

Mexico Government International Bond
4.00%, 10/2/23	182,000	197,947
3.60%, 1/30/25	225,000	248,038
4.13%, 1/21/26	300,000	336,510
4.15%, 3/28/27	457,000	511,776
3.75%, 1/11/28	250,000	270,945
4.50%, 4/22/29	370,000	416,294
3.25%, 4/16/30	250,000	255,513
2.66%, 5/24/31	250,000	239,733
4.75%, 4/27/32	250,000	281,937
7.50%, 4/8/33, Series MTNA	105,000	143,984
6.75%, 9/27/34, Series MTNA	380,000	500,221
6.05%, 1/11/40	126,000	154,342
4.75%, 3/8/44	214,000	227,065
5.55%, 1/21/45	209,000	245,316
4.35%, 1/15/47	305,000	305,878
4.60%, 2/10/48	200,000	206,032
4.50%, 1/31/50	500,000	510,290
3.77%, 5/24/61	250,000	222,273

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
5.75%, 10/12/2110	$260,000	$296,418

Total Mexico		5,570,512

Panama – 0.2%

Panama Government International Bond
3.75%, 3/16/25	250,000	272,413
8.88%, 9/30/27	256,000	356,751
3.88%, 3/17/28	200,000	220,240
9.38%, 4/1/29	315,000	466,269
6.70%, 1/26/36	310,000	419,988
4.50%, 5/15/47	200,000	225,060
4.30%, 4/29/53	240,000	262,349
4.50%, 4/1/56	250,000	276,735

Total Panama		2,499,805

Peru – 0.1%

Peruvian Government International Bond 4.13%, 8/25/27	204,000	231,810
2.84%, 6/20/30	540,000	561,616
8.75%, 11/21/33	261,000	413,643
6.55%, 3/14/37	80,000	111,313
2.78%, 12/1/60	250,000	213,420

Total Peru		1,531,802

Philippines – 0.3%

Philippine Government International Bond 5.50%, 3/30/26	200,000	245,188
3.00%, 2/1/28	450,000	485,523
3.75%, 1/14/29	500,000	563,775
9.50%, 2/2/30	307,000	490,598
7.75%, 1/14/31	125,000	186,088
6.38%, 1/15/32	285,000	392,328
3.95%, 1/20/40	400,000	443,308
3.70%, 2/2/42	430,000	460,771

Total Philippines		3,267,579

Poland – 0.0%

Republic of Poland Government International Bond 3.25%, 4/6/26	308,000	345,514

Uruguay – 0.1%

Uruguay Government International Bond 4.38%, 10/27/27	135,000	154,327
4.38%, 1/23/31	290,000	336,142
7.63%, 3/21/36	30,000	46,696
4.13%, 11/20/45	60,000	68,029
5.10%, 6/18/50	350,000	435,711
4.98%, 4/20/55	140,000	172,519

Total Uruguay		1,213,424
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $21,801,804)		22,282,882

SUPRANATIONAL BONDS – 0.1%

Inter-American Development Bank 3.88%, 10/28/41	100,000	126,818
3.20%, 8/7/42	677,000	779,904
4.38%, 1/24/44	100,000	135,956
International Bank for Reconstruction & Development 4.75%, 2/15/35	55,000	73,772
TOTAL SUPRANATIONAL BONDS (Cost: $1,159,762)		1,116,450

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.3%

United States – 7.3%

Banc of America Commercial Mortgage Trust 3.17%, 7/15/49, Series 2016-UB10, Class A4	255,000	276,288

3.12%, 2/15/50, Series 2017-BNK3, Class A2	200,000	203,830

3.37%, 2/15/50, Series 2017-BNK3, Class ASB	500,000	540,387

3.57%, 2/15/50, Series 2017-BNK3, Class A4	100,000	111,420

Bank 4.01%, 2/15/52, Series 2019-BN16, Class A4	350,000	403,028

2.85%, 10/17/52, Series 2019-BN21, Class A5	500,000	535,556

3.02%, 6/15/60, Series 2017-BNK5, Class A3	500,000	527,775

3.39%, 6/15/60, Series 2017-BNK5, Class A5	190,000	210,450

4.23%, 9/15/60, Series 2018-BN14, Class A4^(d)	577,767	671,027

3.43%, 2/15/61, Series 2018-BN10, Class A4	10,000	11,029

4.26%, 5/15/61, Series 2018-BN12, Class A4^(d)	210,000	243,681

3.33%, 5/15/62, Series 2019-BN18, Class A3	300,000	330,752

2.76%, 9/15/62, Series 2019-BN20, Class A2	500,000	530,057

2.69%, 3/15/63, Series 2020-BN26, Class AS	440,000	456,673

Barclays Commercial Mortgage Trust 3.67%, 2/15/50, Series 2017-C1, Class A4	400,000	448,391

Benchmark Mortgage Trust 3.62%, 2/15/51, Series 2018-B2, Class A4	350,000	390,844

3.88%, 2/15/51, Series 2018-B2, Class A5^(d)	230,000	260,831

3.76%, 4/10/51, Series 2018-B3, Class A4	350,000	394,141

3.96%, 1/15/52, Series 2018-B8, Class A4	400,000	450,856

3.75%, 3/15/52, Series 2019-B9, Class A4	118,000	132,678

4.02%, 3/15/52, Series 2019-B9, Class A5	500,000	574,492

2.29%, 3/15/53, Series 2020-B17, Class A5	1,700,000	1,742,804

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

CD Mortgage Trust 2.46%, 8/10/49, Series 2016-CD1, Class A3	$340,000	$356,581
3.33%, 11/13/50, Series 2017-CD6, Class ASB	104,000	113,631
4.21%, 8/15/51, Series 2018-CD7, Class ASB	300,000	341,789
4.28%, 8/15/51, Series 2018-CD7, Class A4	250,000	291,434

CFCRE Commercial Mortgage Trust 3.87%, 1/10/48, Series 2016-C3, Class A3	200,000	223,476
3.69%, 5/10/58, Series 2016-C4, Class AM	500,000	541,726

Citigroup Commercial Mortgage Trust 2.94%, 4/10/48, Series 2015-GC29, Class A3	64,685	69,040
3.76%, 6/10/48, Series 2015-GC31, Class A4	340,116	376,638
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	553,722
3.46%, 12/10/49, Series 2016-P6, Class A4	500,000	552,481
3.72%, 12/10/49, Series 2016-P6, Class A5^(d)	100,000	112,284
3.74%, 3/10/51, Series 2018-B2, Class A3	200,000	222,617
4.41%, 11/10/51, Series 2018-C6, Class A4	500,000	584,336
3.04%, 11/10/52, Series 2019-GC43, Class A4	380,000	411,451
2.87%, 8/10/56, Series 2019-GC41, Class A5	410,000	438,879
3.52%, 9/10/58, Series 2015-GC33, Class AAB	274,822	293,778

Commercial Mortgage Trust 3.91%, 5/15/45, Series 2012-CR1, Class AM	245,000	252,575
3.92%, 8/10/46, Series 2013-CR10, Class A3	99,733	106,659
4.21%, 8/10/46, Series 2013-CR10, Class A4^(d)	195,000	211,342
4.05%, 10/10/46, Series 2013-CR12, Class A4	500,000	541,166
3.78%, 4/10/47, Series 2014-CR16, Class A3	399,995	430,615
3.50%, 8/10/47, Series 2014-CR19, Class ASB	214,932	226,001
3.59%, 11/10/47, Series 2014-CR20, Class A4	500,000	544,452
3.08%, 2/10/48, Series 2015-DC1, Class A4	400,000	426,520
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	55,000
3.51%, 8/10/48, Series 2015-CR25, Class A3	542,385	581,881
3.76%, 8/10/48, Series 2015-CR25, Class A4	300,000	333,229
3.63%, 10/10/48, Series 2015-CR26, Class A4	218,000	241,160
3.53%, 2/10/49, Series 2016-CR28, Class ASB	378,199	404,248
4.26%, 8/10/50, Series 2013-CR11, Class A4	400,000	434,911
3.96%, 5/10/51, Series 2018-COR3, Class A2	400,000	449,827
4.23%, 5/10/51, Series 2018-COR3, Class A3	500,000	577,193

CSAIL Commercial Mortgage Trust 3.49%, 11/15/48, Series 2016-C5, Class A4	249,853	269,732
3.81%, 11/15/48, Series 2015-C4, Class A4	750,000	833,005
3.31%, 11/15/49, Series 2016-C7, Class ASB	203,391	215,990
3.79%, 4/15/50, Series 2015-C1, Class AS^(d)	82,000	89,011
3.46%, 11/15/50, Series 2017-CX10, Class A5^(d)	500,000	553,372
4.05%, 3/15/52, Series 2019-C15, Class A4	300,000	343,264
3.02%, 9/15/52, Series 2019-C17, Class A5	343,000	369,013

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 2.87%, 12/25/21, Series K017, Class A2	44,246	44,624
2.27%, 3/25/22, Series K019, Class A2	475,009	479,633
2.79%, 6/25/22, Series KS03, Class A2	550,000	562,278
2.51%, 11/25/22, Series K026, Class A2	250,000	256,216
2.62%, 3/25/23, Series K035, Class A1	47,400	48,031
3.30%, 4/25/23, Series K031, Class A2^(d)	370,000	391,480
3.46%, 8/25/23, Series K035, Class A2^(d)	775,000	827,655
3.06%, 11/25/23, Series K724, Class A2^(d)	400,000	423,851
3.00%, 1/25/24, Series K725, Class A2	1,000,000	1,065,619
3.06%, 8/25/24, Series K728, Class A2^(d)	500,000	536,288
2.49%, 11/25/24, Series K045, Class A1	152,794	155,858
2.67%, 12/25/24, Series K042, Class A2	160,000	170,201
3.06%, 12/25/24, Series K043, Class A2	199,000	215,059
3.02%, 1/25/25, Series K045, Class A2	55,000	59,422
3.16%, 5/25/25, Series KS03, Class A4^(d)	565,000	610,970
3.33%, 5/25/25, Series K047, Class A2^(d)	200,000	219,322
3.28%, 6/25/25, Series K048, Class A2^(d)	600,000	661,083
3.01%, 7/25/25, Series K049, Class A2	360,000	390,547
3.75%, 8/25/25, Series K733, Class A2	750,000	832,222
3.15%, 11/25/25, Series K052, Class A2	125,000	136,352
2.34%, 7/25/26, Series K058, Class A1	496,487	517,803
2.86%, 10/25/26, Series K065, Class A1	290,294	308,375

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
3.22%, 3/25/27, Series K064, Class A2	$1,500,000	$1,679,678
3.33%, 5/25/27, Series K065, Class AM	59,000	65,788
3.36%, 11/25/27, Series K071, Class AM^(d)	200,000	225,232
3.44%, 12/25/27, Series K072, Class A2	420,000	477,678
3.35%, 1/25/28, Series K073, Class A2	300,000	340,536
3.93%, 6/25/28, Series K079, Class A2	400,000	470,267
3.93%, 7/25/28, Series K080, Class A2^(d)	685,000	806,641
3.86%, 11/25/28, Series K086, Class A2^(d)	400,000	470,966
3.77%, 12/25/28, Series K087, Class A2	1,200,000	1,404,140
3.56%, 1/25/29, Series K089, Class A2	1,040,000	1,202,532
3.63%, 1/25/29, Series K089, Class AM^(d)	750,000	867,449
3.29%, 3/25/29, Series K153, Class A2^(d)	615,000	697,715
3.51%, 3/25/29, Series K091, Class A2	1,000,000	1,152,970
3.30%, 4/25/29, Series K092, Class A2	1,350,000	1,534,751
2.65%, 11/25/29, Series K103, Class A2	700,000	761,169
3.75%, 11/25/29, Series K155, Class A1	1,438,072	1,618,237
3.95%, 12/25/29, Series K159, Class A1	199,079	225,715
1.87%, 1/25/30, Series K105, Class A2	1,700,000	1,747,909
3.54%, 3/25/34, Series K-1511, Class A3	750,000	880,378

Federal National Mortgage Association Alternative Credit Enhancement Securities 2.73%, 10/25/21, Series 2012-M1, Class A2	186,131	186,415
2.72%, 2/25/22, Series 2012-M2, Class A2	188,353	189,306
2.38%, 5/25/22, Series 2012-M13, Class A2	41,022	41,473
2.30%, 9/25/22, Series 2012-M14, Class A2^(d)	26,923	27,302
2.55%, 4/25/23, Series 2013-M14, Class APT^(d)	20,062	20,255
2.16%, 10/25/23, Series 2016-M7, Class AV2	472,657	485,742
3.33%, 10/25/23, Series 2013-M14, Class A2^(d)	69,626	74,277
3.49%, 1/25/24, Series 2014-M3, Class A2^(d)	66,078	71,203
3.10%, 7/25/24, Series 2014-M9, Class A2^(d)	562,086	601,585
2.58%, 3/25/26, Series 2016-M4, Class A2	268,000	285,956
2.14%, 5/25/26, Series 2016-M6, Class A1	145,272	149,952
2.00%, 6/25/26, Series 2016-M9, Class A1	362,172	371,552
2.50%, 9/25/26, Series 2016-M7, Class A2	190,000	197,625
2.42%, 10/25/26, Series 2017-M1, Class A2^(d)	500,000	531,067
3.14%, 11/25/27, Series 2017-M15, Class ATS2^(d)	500,000	537,600
3.05%, 3/25/28, Series 2018-M7, Class A2^(d)	615,000	685,348
3.33%, 6/25/28, Series 2018-M8, Class A2^(d)	80,000	90,978
3.37%, 7/25/28, Series 2018-M10, Class A2^(d)	650,000	741,619
3.30%, 8/1/28, Series 2019-M6, Class A1	960,426	1,052,123
3.56%, 9/25/28, Series 2019-M1, Class A2^(d)	1,650,000	1,909,476
3.45%, 1/1/29, Series 2019-M6, Class A2	710,000	814,823
3.27%, 2/25/29, Series 2019 -M5, Class A2	750,000	847,789
3.16%, 4/25/29, Series 2017-M5, Class A2^(d)	64,000	71,950
2.99%, 2/25/30, Series 2018-M3, Class A1^(d)	740,520	800,494
3.70%, 9/25/30, Series 2018-M13, Class A2^(d)	300,000	352,497
2.94%, 7/25/39, Series 2016-M11, Class AL	386,131	399,394

GS Mortgage Securities Trust 4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	91,862
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	270,496
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	76,581
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	316,418
3.93%, 9/10/47, Series 2014-GC24, Class A5	500,000	548,992
3.47%, 11/10/48, Series 2015-GS1, Class A2	350,000	376,551
2.85%, 10/10/49, Series 2016-GS3, Class A4	235,000	251,638
3.44%, 11/10/49, Series 2016-GS4, Class A4^(d)	265,000	292,101
3.43%, 5/10/50, Series 2017-GS6, Class A3	400,000	442,152
3.43%, 8/10/50, Series 2017-GS7, Class A4	170,000	188,108
3.99%, 3/10/51, Series 2018-GS9, Class A4^(d)	500,000	570,254
3.70%, 2/10/52, Series 2019-GC38, Class A3	300,000	338,679
3.97%, 2/10/52, Series 2019-GC38, Class A4	300,000	344,626
2.91%, 2/13/53, Series 2020-GC45, Class A5	500,000	537,665

JP Morgan Chase Commercial Mortgage Securities Trust 4.08%, 1/15/46, Series 2013-C13, Class AS^(d)	425,000	454,485
3.81%, 7/15/47, Series 2014-C20, Class A5	500,000	543,896
2.82%, 8/15/49, Series 2016-JP2, Class A4	200,000	214,252
2.87%, 8/15/49, Series 2016-JP3, Class A5	375,000	402,847

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

JPMBB Commercial Mortgage Securities Trust 3.66%, 7/15/45, Series 2013-C12, Class A5	$100,000	$106,469
4.13%, 8/15/46, Series 2013-C14, Class A4^(d)	95,000	101,540
3.93%, 1/15/47, Series 2013-C17, Class A3	91,925	98,147
4.00%, 4/15/47, Series 2014-C19, Class A4	200,000	218,620
3.37%, 11/15/47, Series 2014-C24, Class A4A1	800,000	855,200
3.29%, 1/15/48, Series 2014-C26, Class ASB	111,739	117,120
3.34%, 5/15/48, Series 2015-C29, Class A3A1	225,233	237,831
3.60%, 11/15/48, Series 2015-C32, Class A5	500,000	550,181

JPMCC Commercial Mortgage Securities Trust 3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	439,873

JPMDB Commercial Mortgage Securities Trust 3.41%, 3/15/50, Series 2017-C5, Class A4	549,516	593,858

Morgan Stanley Bank of America Merrill Lynch Trust 3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	103,523
2.92%, 2/15/46, Series 2013-C7, Class A4	535,000	554,530
3.89%, 6/15/47, Series 2014-C16, Class A5	70,000	75,937
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	398,499
3.07%, 2/15/48, Series 2015-C20, Class ASB	200,723	208,976
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	216,548
3.08%, 3/15/48, Series 2015-C21, Class A3	622,012	647,987
3.04%, 4/15/48, Series 2015-C22, Class ASB	169,936	177,348
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	102,913
3.73%, 5/15/48, Series 2015-C24, Class A4	250,000	277,311
3.10%, 11/15/49, Series 2016-C31, Class A5	500,000	541,613
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	193,683

Morgan Stanley Capital I Trust 3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	283,959
3.26%, 6/15/50, Series 2017-H1, Class A4	500,000	545,404
3.81%, 3/15/52, Series 2019-L2, Class A3	275,000	308,591
3.01%, 7/15/52, Series 2019-H7, Class A3	400,000	429,255

SG Commercial Mortgage Securities Trust 3.06%, 10/10/48, Series 2016-C5, Class A4	300,000	321,237

UBS Commercial Mortgage Trust 3.47%, 11/15/50, Series 2017-C5, Class A5	300,000	332,408
3.78%, 11/15/50, Series 2017-C5, Class AS^(d)	400,000	443,306
3.68%, 12/15/50, Series 2017-C7, Class A4	250,000	280,427

UBS-Citigroup Commercial Mortgage Trust 3.60%, 1/10/45, Series 2011-C1, Class A3	163,235	164,863

Wells Fargo Commercial Mortgage Trust 2.92%, 10/15/45, Series 2012-LC5, Class A3	176,445	182,075
2.91%, 2/15/48, Series 2015-C26, Class A3	447,677	477,109
3.17%, 2/15/48, Series 2015-C26, Class A4	200,000	215,908
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	276,191
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	111,055
2.65%, 8/15/49, Series 2016-BNK1, Class A3	500,000	533,265
2.92%, 11/15/49, Series 2016-NXS6, Class A4	265,000	285,239
3.45%, 7/15/50, Series 2017-C38, Class A5	200,000	221,964
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	276,916
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	223,152
3.47%, 11/15/50, Series 2017-C41, Class A4	250,000	276,787
4.21%, 5/15/51, Series 2018-C44, Class A5	400,000	463,002
4.15%, 6/15/51, Series 2018-C45, Class ASB	395,000	447,058
3.73%, 5/15/52, Series 2019-C50, Class A5	500,000	563,072
4.02%, 5/15/52, Series 2019-C50, Class ASB	500,000	565,145
2.73%, 2/15/53, Series 2020-C55, Class A5	450,000	475,616
3.64%, 1/15/59, Series 2016-NXS5, Class A6	320,000	355,026
3.12%, 1/15/60, Series 2017-RC1, Class A2	115,149	116,930

WFRBS Commercial Mortgage Trust 2.88%, 12/15/45, Series 2012-C10, Class A3	500,000	518,666
4.15%, 8/15/46, Series 2013-C15, Class A4^(d)	200,000	215,785
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	109,045
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	65,059
4.10%, 3/15/47, Series 2014-C19, Class A5	775,000	848,261
3.41%, 8/15/47, Series 2014-C21, Class A4	224,909	239,021
3.43%, 11/15/47, Series 2014-C25, Class A3	37,888	38,431

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value
3.63%, 11/15/47, Series 2014-C25, Class A5	$100,000	$109,495
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $81,568,130)		84,899,493

MUNICIPAL BONDS – 1.2%

United States – 1.2%

Alameda County Joint Powers Authority 7.05%, 12/1/44	150,000	239,537

Bay Area Toll Authority 2.57%, 4/1/31	275,000	288,582
6.26%, 4/1/49	480,000	774,125

City of Houston, TX 3.96%, 3/1/47	650,000	768,956

Commonwealth of Massachusetts 2.81%, 9/1/43, Series D	150,000	154,190

Dallas Area Rapid Transit 6.00%, 12/1/44	175,000	260,122
5.02%, 12/1/48	130,000	182,077

Grand Parkway Transportation Corp. 5.18%, 10/1/42, Series E	250,000	334,023

Los Angeles County Public Works Financing Authority 7.62%, 8/1/40	100,000	163,896

Los Angeles Department of Water & Power Power System Revenue 6.57%, 7/1/45	70,000	112,571

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 4.05%, 7/1/26, Class B	100,000	111,943

Metropolitan Transportation Authority 7.34%, 11/15/39	275,000	438,334

Municipal Electric Authority of Georgia 6.64%, 4/1/57	218,000	316,686

New Jersey Transportation Trust Fund Authority 5.75%, 12/15/28, Series C	595,000	711,578

New York City Water & Sewer System 5.75%, 6/15/41	320,000	462,934
6.01%, 6/15/42	225,000	335,903
5.44%, 6/15/43	500,000	710,745

Ohio State University (The) 4.91%, 6/1/40	380,000	504,340

Port Authority of New York & New Jersey 5.65%, 11/1/40	330,000	459,155
4.46%, 10/1/62	200,000	256,974

Regional Transportation District Sales Tax Revenue 5.84%, 11/1/50, Series B	205,000	322,223

Sales Tax Securitization Corp. 4.64%, 1/1/40, Series A	100,000	118,663
3.82%, 1/1/48	680,000	729,354

San Jose Redevelopment Agency Successor Agency 3.38%, 8/1/34, Series A-T	510,000	552,840

State of California 7.55%, 4/1/39	635,000	1,063,377
7.60%, 11/1/40	325,000	562,893

State of Illinois 4.95%, 6/1/23	219,818	228,334
5.10%, 6/1/33	595,000	665,150
6.63%, 2/1/35	100,000	118,292

Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/49	500,000	555,410

University of California 4.60%, 5/15/31, Series AJ	50,000	59,697
5.77%, 5/15/43	230,000	316,735
5.95%, 5/15/45	265,000	369,116
4.86%, 5/15/2112, Series AD	56,000	75,003

University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	120,000	122,154
University of Virginia 3.23%, 9/1/2119, Series A	150,000	137,529
TOTAL MUNICIPAL BONDS (Cost: $12,997,888)		13,583,441

ASSET-BACKED SECURITIES – 0.3%

United States – 0.3%

Ally Auto Receivables Trust 3.09%, 6/15/23, Series 2018-2, Class A4	485,000	493,913

American Express Credit Account Master Trust 3.18%, 4/15/24, Series 2018-8, Class A	100,000	101,589
2.67%, 11/15/24, Series 2019-2, Class A	205,000	210,687

Barclays Dryrock Issuance Trust 1.96%, 5/15/25, Series 2019-1, Class A	200,000	204,678

BMW Vehicle Owner Trust 2.51%, 6/25/24, Series 2018-A, Class A4	50,000	50,538

Capital One Multi-Asset Execution Trust 2.84%, 12/15/24, Series 2019-A1, Class A1	204,000	209,124

Citibank Credit Card Issuance Trust 3.21%, 12/7/24, Series 2018-A6, Class A6	350,000	368,291

Discover Card Execution Note Trust 3.04%, 7/15/24, Series 2019-A1, Class A1	385,000	394,517

Drive Auto Receivables Trust 4.09%, 6/15/26, Series 2019-1, Class D	300,000	314,969

GM Financial Consumer Automobile Receivables Trust 3.32%, 6/17/24, Series 2018-4, Class A4	74,000	77,328

Honda Auto Receivables Owner Trust 3.16%, 8/19/24, Series 2018-2, Class A4	340,000	346,061

Hyundai Auto Receivables Trust 2.79%, 7/15/22, Series 2018-A, Class A3	35,840	35,996

Synchrony Card Funding LLC 2.95%, 3/15/25, Series 2019-A1, Class A	140,000	143,939
2.34%, 6/15/25, Series 2019-A2, Class A	125,000	128,289

World Omni Auto Receivables Trust 3.33%, 4/15/24, Series 2018-D, Class A3	196,305	200,156
3.04%, 5/15/24, Series 2019-A, Class A3	86,148	87,666
TOTAL ASSET-BACKED SECURITIES (Cost: $3,323,657)		3,367,741

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

Investments in Long Securities	Principal Amount	Value

REPURCHASE AGREEMENT – 7.6%

United States – 7.6%

Citigroup, Inc., tri-party repurchase agreement dated 2/26/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.02% due 3/1/21; Proceeds at maturity – $87,300,146 (fully collateralized by Fannie Mae Interest STRIPS, zero coupon – 5.00% due 3/1/34 – 2/1/47, Fannie Mae Pool, 2.00% – 4.00% due 1/1/51, Freddie Mac Gold STRIPS, zero coupon – 6.00% due 9/15/27 – 7/15/48; Market value including accrued interest – $90,550,058)

(Cost: $87,300,000)	$87,300,000	$87,300,000

Investments	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(f)
(Cost: $5,670,282)	5,670,282	5,670,282
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT – 108.7% (Cost: $1,242,745,116)		1,253,375,530
Securities Sold Short	Principal Amount	Value

U.S. GOVERNMENT AGENCIES SOLD SHORT – (1.2)%

Government National Mortgage Association – (0.3)%
3.00%, 3/1/51(a)	$(1,400,000)	(1,457,369)
3.50%, 3/1/51(a)	(1,650,000)	(1,747,775)

Total Government National Mortgage Association		(3,205,144)

Uniform Mortgage-Backed Securities – (0.9)%
2.50%, 4/1/36(a)	(2,000,000)	(2,090,067)
3.00%, 4/1/36(a)	(2,000,000)	(2,112,344)
4.00%, 4/1/36(a)	(450,000)	(478,891)
3.00%, 3/1/51(a)	(950,000)	(994,020)
3.50%, 3/1/51(a)	(4,500,000)	(4,771,788)

Total Uniform Mortgage-Backed Securities		(10,447,110)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $13,680,473)		(13,652,254)

Other Assets less Liabilities – (7.5)%		(86,448,122)

NET ASSETS – 100.0%		$1,153,275,154

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)

Security, or portion thereof, was on loan at February 28, 2021 (See Note 2). At February 28, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,871,739 and the total market value of the collateral held by the Fund was $7,036,813. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,366,531.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown reflects the accrual rate as of February 28, 2021 on securities with variable or step rates.

(e)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2021.

(f)	Rate shown represents annualized 7-day yield as of February 28, 2021.

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$491,144,191	$—	$491,144,191
U.S. Government Obligations	—	194,040,154	—	194,040,154
U.S. Corporate Bonds	—	291,562,436	—	291,562,436
Foreign Corporate Bonds	—	54,995,804	—	54,995,804
Foreign Government Agencies	—	3,412,656	—	3,412,656
Foreign Government Obligations	—	22,282,882	—	22,282,882
Supranational Bonds	—	1,116,450	—	1,116,450
Commercial Mortgage-Backed Securities	—	84,899,493	—	84,899,493
Municipal Bonds	—	13,583,441	—	13,583,441
Asset-Backed Securities	—	3,367,741	—	3,367,741
Repurchase Agreement	—	87,300,000	—	87,300,000
Investment of Cash Collateral for Securities Loaned	—	5,670,282	—	5,670,282
Total Investments in Securities	$—	$1,253,375,530	$—	$1,253,375,530
Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(13,652,254)	$—	$(13,652,254)
Total – Net	$—	$1,239,723,276	$—	$1,239,723,276

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2021

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 17.5%

Federal Home Loan Bank – 0.1%
3.63%, 6/11/21	$100,000	$100,961
0.38%, 9/4/25	200,000	197,764

Total Federal Home Loan Bank		298,725

Federal Home Loan Mortgage Corporation – 2.2%
0.38%, 4/20/23	3,500,000	3,518,480
0.38%, 7/21/25, Series USD	200,000	197,974

Total Federal Home Loan Mortgage Corporation		3,716,454

Federal National Mortgage Association – 1.3%
2.63%, 9/6/24	1,850,000	1,996,557
1.63%, 1/7/25	175,000	182,653

Total Federal National Mortgage Association		2,179,210

Tennessee Valley Authority – 0.1%

0.75%, 5/15/25	86,000	86,160

Uniform Mortgage-Backed Securities – 13.8%
1.50%, 4/1/36(a)	6,156,000	6,214,223
2.00%, 4/1/36(a)	16,493,000	17,029,932

Total Uniform Mortgage-Backed Securities		23,244,155
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $29,678,012)		29,524,704

U.S. GOVERNMENT OBLIGATIONS – 49.9%

U.S. Treasury Bills – 16.4%
0.03%, 3/4/21*	4,025,000	4,024,994
0.03%, 5/20/21*	1,650,000	1,649,877
0.04%, 5/27/21*	325,000	324,976
0.08%, 6/17/21*	17,250,000	17,248,146
0.04%, 8/19/21*	4,400,000	4,399,060

Total U.S. Treasury Bills		27,647,053

U.S. Treasury Bond – 0.1%

7.63%, 11/15/22	106,000	119,616

U.S. Treasury Notes – 33.4%
2.25%, 4/30/21	500,000	501,826
1.13%, 6/30/21	1,165,000	1,169,210
2.13%, 8/15/21	2,442,000	2,465,275
2.88%, 10/15/21	617,000	627,810
2.13%, 12/31/21	857,000	871,579
1.88%, 1/31/22	296,000	300,850
0.13%, 4/30/22	1,200,000	1,200,398
0.13%, 5/31/22	1,775,000	1,775,797
1.50%, 8/15/22	1,589,000	1,621,277
1.50%, 9/15/22	900,000	919,195
1.75%, 9/30/22	1,733,000	1,777,679
1.63%, 11/15/22	2,215,000	2,271,932
1.63%, 12/15/22	840,000	862,608
0.25%, 4/15/23	1,230,000	1,232,498
0.13%, 5/15/23	490,000	489,598
2.63%, 6/30/23	232,800	246,168
0.13%, 7/15/23	2,580,000	2,576,674
0.13%, 8/15/23	3,380,000	3,374,455
2.50%, 8/15/23	1,000	1,057
2.75%, 8/31/23	859,200	913,907
2.88%, 9/30/23	14,000	14,964
2.13%, 3/31/24	735,000	776,172
2.00%, 5/31/24	1,000,000	1,053,945
1.25%, 8/31/24	4,692,000	4,832,027
1.50%, 9/30/24	5,370,000	5,579,136
1.50%, 10/31/24	1,535,000	1,594,781
1.50%, 11/30/24	400,000	415,625
1.75%, 12/31/24	12,504,000	13,114,058
1.13%, 2/28/25	238,000	243,848
0.25%, 5/31/25	990,000	976,929
2.88%, 5/31/25	552,000	605,928
0.25%, 6/30/25	1,000,000	985,820
0.25%, 8/31/25	500,000	491,836
0.38%, 1/31/26	220,000	216,520
0.63%, 5/15/30	265,000	248,541

Total U.S. Treasury Notes		56,349,923
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $84,044,264)		84,116,592

U.S. CORPORATE BONDS – 25.9%

United States – 25.9%

3M Co. 2.25%, 3/15/23	113,000	117,497

Abbott Laboratories 3.88%, 9/15/25	1,200,000	1,345,992

AbbVie, Inc.
3.45%, 3/15/22	71,000	72,875
3.25%, 10/1/22	142,000	147,322
2.90%, 11/6/22	449,000	467,580
3.85%, 6/15/24	5,000	5,472

Adobe, Inc.
1.90%, 2/1/25	322,000	335,147
3.25%, 2/1/25	100,000	108,874

Aetna, Inc.
2.75%, 11/15/22	63,000	65,166
3.50%, 11/15/24	27,000	29,589

Affiliated Managers Group, Inc. 4.25%, 2/15/24	25,000	27,547

Air Lease Corp.
3.88%, 4/1/21	111,000	111,000
2.25%, 1/15/23	200,000	205,418
3.00%, 9/15/23	50,000	52,456

Air Products and Chemicals, Inc. 1.50%, 10/15/25	154,000	157,665

Ally Financial, Inc. 1.45%, 10/2/23	270,000	274,541

Amazon.com, Inc. 0.80%, 6/3/25	50,000	49,988

American Express Co.
2.65%, 12/2/22	124,000	129,020
3.00%, 10/30/24	76,000	82,230
3.63%, 12/5/24	226,000	250,069

American Honda Finance Corp.
2.40%, 6/27/24	50,000	52,909
2.15%, 9/10/24	150,000	157,722
1.00%, 9/10/25	111,000	110,647

American International Group, Inc. 4.13%, 2/15/24	42,000	46,389

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2021

Investments	Principal Amount	Value

American Tower Corp. 3.50%, 1/31/23	$358,000	$378,513

Ameriprise Financial, Inc. 3.70%, 10/15/24	47,000	52,009
3.00%, 4/2/25	50,000	53,804

AmerisourceBergen Corp. 3.25%, 3/1/25	50,000	54,213

Amgen, Inc. 2.65%, 5/11/22	50,000	51,281
3.63%, 5/15/22	164,000	169,112
3.63%, 5/22/24	149,000	162,380

Amphenol Corp. 3.20%, 4/1/24	50,000	53,513

Anthem, Inc. 3.30%, 1/15/23	219,000	230,620

Aon Corp. 2.20%, 11/15/22	74,000	76,339

Appalachian Power Co. 3.40%, 6/1/25	52,000	56,448

Ares Capital Corp. 3.63%, 1/19/22	75,000	76,768
3.50%, 2/10/23	90,000	94,504

Arrow Electronics, Inc. 3.50%, 4/1/22	65,000	66,706

Assurant, Inc. 4.20%, 9/27/23	64,000	69,640

AT&T, Inc. 4.45%, 4/1/24	216,000	239,019

AvalonBay Communities, Inc. 3.45%, 6/1/25	101,000	110,659

Bank of America Corp. 5.70%, 1/24/22	135,000	141,637

3.12%, 1/20/23, (3.124% fixed rate until 1/20/22; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(b)	30,000	30,718

2.88%, 4/24/23, (2.881% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 1.021% thereafter)(b)	140,000	143,976

2.82%, 7/21/23, (2.816% fixed rate until 7/21/22; 3-month U.S. dollar London Interbank Offered Rate + 0.93% thereafter)(b)	175,000	180,799

3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(b)	150,000	156,829
4.13%, 1/22/24	72,000	79,487

3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(b)	157,000	166,626
4.00%, 4/1/24	117,000	128,824
3.88%, 8/1/25	200,000	223,916

3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	207,000	223,405

3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	200,000	217,510

Bank of New York Mellon Corp. (The) 2.95%, 1/29/23	111,000	116,431
3.40%, 5/15/24	4,000	4,361
3.00%, 2/24/25, Series G	50,000	54,078
1.60%, 4/24/25	50,000	51,505

Becton Dickinson and Co. 2.89%, 6/6/22	70,000	72,030

BGC Partners, Inc. 5.38%, 7/24/23	231,000	252,210

Biogen, Inc. 3.63%, 9/15/22	50,000	52,482

Black Hills Corp. 4.25%, 11/30/23	121,000	132,093

BlackRock, Inc. 3.50%, 3/18/24	34,000	37,234

Blackstone Secured Lending Fund 3.65%, 7/14/23(c)	120,000	125,394

Block Financial LLC 5.50%, 11/1/22	43,000	45,399

Boardwalk Pipelines L.P. 4.95%, 12/15/24	67,000	75,287

Boeing Co. (The) 1.88%, 6/15/23	200,000	204,140

BP Capital Markets America, Inc. 3.25%, 5/6/22	87,000	89,981
3.22%, 11/28/23	200,000	214,032
3.19%, 4/6/25	200,000	216,400
3.80%, 9/21/25	112,000	124,552

Bristol-Myers Squibb Co. 3.25%, 8/15/22	209,000	217,968
2.90%, 7/26/24	675,000	728,149

Broadcom, Inc. 3.46%, 9/15/26	100,000	108,602

Brown-Forman Corp. 3.50%, 4/15/25	132,000	144,298

Campbell Soup Co. 3.65%, 3/15/23	35,000	37,189

Capital One Financial Corp. 4.75%, 7/15/21	126,000	128,071
3.50%, 6/15/23	498,000	532,203

Cardinal Health, Inc. 2.62%, 6/15/22	136,000	139,555

Caterpillar Financial Services Corp. 2.95%, 2/26/22	191,000	196,151
2.15%, 11/8/24	74,000	78,165

Caterpillar, Inc. 3.40%, 5/15/24	81,000	87,861

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2021

Investments	Principal Amount	Value

Charles Schwab Corp. (The) 3.00%, 3/10/25	$111,000	$119,528
4.20%, 3/24/25	443,000	498,889

Charter Communications Operating LLC 4.46%, 7/23/22	203,000	212,464
4.50%, 2/1/24	36,000	39,651

Chubb INA Holdings, Inc. 3.15%, 3/15/25	47,000	51,040

Church & Dwight Co., Inc. 2.45%, 8/1/22	50,000	51,389

Cigna Corp. 3.75%, 7/15/23	114,000	122,695

Cisco Systems, Inc. 3.63%, 3/4/24	211,000	231,461
3.50%, 6/15/25	200,000	222,590

Citigroup, Inc. 4.50%, 1/14/22	80,000	82,948
3.50%, 5/15/23	680,000	723,676
3.88%, 10/25/23	110,000	119,907
3.75%, 6/16/24	50,000	55,054

3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.90% thereafter)(b)	95,000	102,566

3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.84% thereafter)(b)	48,000	51,663

CNH Industrial Capital LLC 4.88%, 4/1/21	81,000	81,288
4.38%, 4/5/22	50,000	52,053

Coca-Cola Co. (The) 1.75%, 9/6/24	100,000	104,380
2.88%, 10/27/25	150,000	163,512

Columbia Pipeline Group, Inc. 4.50%, 6/1/25	200,000	226,204

Comcast Corp. 3.60%, 3/1/24	50,000	54,642
3.38%, 2/15/25	50,000	54,506
3.10%, 4/1/25	200,000	216,756
3.38%, 8/15/25	178,000	195,485

Comerica, Inc. 3.70%, 7/31/23	83,000	89,263

Constellation Brands, Inc. 4.25%, 5/1/23	72,000	77,656

Costco Wholesale Corp. 2.75%, 5/18/24	42,000	44,943

Crown Castle International Corp. 3.20%, 9/1/24	48,000	51,884

CVS Health Corp. 4.75%, 12/1/22	8,000	8,515
3.70%, 3/9/23	33,000	35,113

Discover Financial Services 3.85%, 11/21/22	50,000	52,876

Discovery Communications LLC 2.95%, 3/20/23	50,000	52,442

Dollar General Corp. 3.25%, 4/15/23	40,000	42,106

Dominion Energy, Inc. 2.00%, 8/15/21, Series C	33,000	33,193
3.07%, 8/15/24	16,000	17,235

D.R. Horton, Inc. 5.75%, 8/15/23	140,000	155,673

DTE Energy Co. 2.60%, 6/15/22, Series B	150,000	154,158

E*TRADE Financial Corp. 2.95%, 8/24/22	50,000	51,783

Eastman Chemical Co. 3.50%, 12/1/21	115,000	117,709

Eaton Corp. 2.75%, 11/2/22	191,000	198,716

Edison International 2.40%, 9/15/22	100,000	102,464

EI du Pont de Nemours and Co. 1.70%, 7/15/25	175,000	179,569

Eli Lilly & Co. 2.75%, 6/1/25	127,000	136,390

Enable Midstream Partners L.P. 3.90%, 5/15/24	8,000	8,572

Energy Transfer Operating L.P. 5.20%, 2/1/22	79,000	81,397

Enstar Group Ltd. 4.50%, 3/10/22	110,000	113,857

Entergy Arkansas LLC 3.70%, 6/1/24	20,000	21,861

Entergy Gulf States Louisiana LLC 5.59%, 10/1/24	107,000	125,660

Enterprise Products Operating LLC 3.35%, 3/15/23	50,000	52,578

ERP Operating L.P. 3.38%, 6/1/25	27,000	29,363

Estee Lauder Cos., Inc. (The) 2.00%, 12/1/24	50,000	52,586

Exelon Generation Co. LLC 4.25%, 6/15/22	163,000	169,028

FedEx Corp. 3.40%, 1/14/22	38,000	39,039

Fifth Third Bancorp 3.50%, 3/15/22	200,000	206,152

FNB Corp. 2.20%, 2/24/23	50,000	50,996

Fox Corp. 4.03%, 1/25/24	29,000	31,724

Franklin Resources, Inc. 2.85%, 3/30/25	200,000	214,810

General Electric Co. 2.70%, 10/9/22	50,000	51,875

General Mills, Inc. 2.60%, 10/12/22	200,000	206,820
3.70%, 10/17/23	84,000	90,928

General Motors Financial Co., Inc. 3.55%, 4/9/21	198,000	198,600
3.45%, 1/14/22	155,000	158,591
3.45%, 4/10/22	80,000	82,204
3.15%, 6/30/22	161,000	166,123

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2021

Investments	Principal Amount	Value

Georgia Power Co. 2.20%, 9/15/24, Series A	$200,000	$210,022

Georgia-Pacific LLC 8.00%, 1/15/24	66,000	80,030

Gilead Sciences, Inc. 3.25%, 9/1/22	111,000	115,255
3.70%, 4/1/24	118,000	128,045

Global Payments, Inc. 3.80%, 4/1/21	28,000	28,000

Goldman Sachs Group, Inc. (The) 2.91%, 7/24/23, (2.905% fixed rate until 7/24/22; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)	175,000	180,903
4.00%, 3/3/24	307,000	337,737
3.85%, 7/8/24	50,000	54,791
3.75%, 5/22/25	250,000	276,122

1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(b)	680,000	674,478

Hasbro, Inc. 3.00%, 11/19/24	124,000	133,135

Hershey Co. (The) 0.90%, 6/1/25	254,000	254,462

Hess Corp. 3.50%, 7/15/24	135,000	143,238

Hewlett Packard Enterprise Co. 4.40%, 10/15/22	72,000	76,077
2.25%, 4/1/23	100,000	103,398

Host Hotels & Resorts L.P. 3.75%, 10/15/23, Series D	120,000	127,432

Humana, Inc. 3.15%, 12/1/22	50,000	52,007

Intercontinental Exchange, Inc. 0.70%, 6/15/23	260,000	261,628

International Business Machines Corp. 3.00%, 5/15/24	487,000	524,119

Intuit, Inc. 0.95%, 7/15/25	276,000	277,129

Invesco Finance PLC 4.00%, 1/30/24	118,000	129,656

Jabil, Inc. 4.70%, 9/15/22	2,000	2,124

Jefferies Financial Group, Inc. 5.50%, 10/18/23	180,000	196,382

John Deere Capital Corp. 2.05%, 1/9/25	200,000	209,502
3.45%, 3/13/25	200,000	220,500

JPMorgan Chase & Co. 2.78%, 4/25/23, (2.776% fixed rate until 4/25/22; 3-month U.S. dollar London Interbank Offered Rate + 0.935% thereafter)(b)	156,000	160,249
3.63%, 5/13/24	169,000	185,430

3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(b)	100,000	107,792
3.88%, 9/10/24	689,000	762,427

4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	170,000	186,026
3.13%, 1/23/25	200,000	215,988

3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(b)	29,000	31,169

Keurig Dr. Pepper, Inc. 3.55%, 5/25/21	331,000	333,512

KeyBank NA 3.30%, 6/1/25	250,000	274,742

Kilroy Realty L.P. 3.45%, 12/15/24	249,000	268,850

Kinder Morgan Energy Partners L.P. 3.95%, 9/1/22	291,000	303,603
4.15%, 2/1/24	47,000	51,211

Kroger Co. (The) 3.85%, 8/1/23	50,000	53,719

Lam Research Corp. 3.80%, 3/15/25	49,000	54,139

Leidos, Inc. 2.95%, 5/15/23(c)	133,000	139,568

Lennar Corp. 4.75%, 11/15/22	160,000	168,894

Lockheed Martin Corp. 3.10%, 1/15/23	75,000	78,517
2.90%, 3/1/25	100,000	107,415

M&T Bank Corp. 3.55%, 7/26/23	150,000	161,259

Marriott International, Inc. 2.30%, 1/15/22	100,000	101,103

Marvell Technology Group Ltd. 4.20%, 6/22/23	120,000	129,245

McDonald’s Corp. 2.63%, 1/15/22	93,000	94,921

MetLife, Inc. 3.00%, 3/1/25	124,000	134,665

Microsoft Corp. 3.63%, 12/15/23	138,000	149,777

Molson Coors Beverage Co. 2.10%, 7/15/21	172,000	172,851

Morgan Stanley 5.50%, 7/28/21	80,000	81,694
4.88%, 11/1/22	258,000	276,692
3.75%, 2/25/23	103,000	109,794
4.10%, 5/22/23	370,000	398,527
3.88%, 4/29/24, Series F	141,000	155,072
4.00%, 7/23/25	100,000	112,515

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2021

Investments	Principal Amount	Value

2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(b)	$200,000	$207,798

MUFG Americas Holdings Corp. 3.00%, 2/10/25	50,000	53,635

Northern Trust Corp. 3.95%, 10/30/25	50,000	56,713

Northrop Grumman Corp. 3.25%, 8/1/23	78,000	83,366

Omega Healthcare Investors, Inc. 4.38%, 8/1/23	130,000	140,469

Omnicom Group, Inc. 3.63%, 5/1/22	25,000	25,923

Oncor Electric Delivery Co. LLC 0.55%, 10/1/25(c)	379,000	372,534

ONEOK Partners L.P. 5.00%, 9/15/23	143,000	156,376

Oracle Corp. 2.95%, 11/15/24	95,000	102,582
2.50%, 4/1/25	475,000	503,338
2.95%, 5/15/25	50,000	53,874

PayPal Holdings, Inc. 2.20%, 9/26/22	245,000	252,083

PepsiCo, Inc. 3.50%, 7/17/25	40,000	44,253

Pfizer, Inc. 2.95%, 3/15/24	167,000	179,186
3.40%, 5/15/24	33,000	36,047
0.80%, 5/28/25	126,000	126,110

Philip Morris International, Inc. 2.63%, 2/18/22	85,000	86,800
2.88%, 5/1/24	50,000	53,447
3.38%, 8/11/25	50,000	54,804

Piedmont Operating Partnership L.P. 3.40%, 6/1/23	110,000	115,349

Pinnacle West Capital Corp. 1.30%, 6/15/25	143,000	144,105

Plains All American Pipeline L.P. 3.60%, 11/1/24	103,000	110,260

PNC Financial Services Group, Inc. (The) 3.90%, 4/29/24	100,000	110,007

PPG Industries, Inc. 2.40%, 8/15/24	64,000	67,487

Primerica, Inc. 4.75%, 7/15/22	120,000	126,936

Private Export Funding Corp. 2.80%, 5/15/22, Series EE	41,000	42,191
2.45%, 7/15/24, Series GG	50,000	53,078
1.75%, 11/15/24	50,000	51,895

Prudential Financial, Inc. 5.88%, 9/15/42, (5.875% fixed rate until 9/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.175% thereafter)(b)	270,000	284,742

QUALCOMM, Inc. 2.90%, 5/20/24	61,000	65,347
3.45%, 5/20/25	200,000	219,850

Ralph Lauren Corp. 3.75%, 9/15/25	50,000	55,473

Raytheon Technologies Corp. 2.80%, 3/15/22	25,000	25,603

Realty Income Corp. 3.88%, 7/15/24	88,000	96,544

Regions Financial Corp. 3.80%, 8/14/23	250,000	269,280

Republic Services, Inc. 4.75%, 5/15/23	54,000	58,525

Roper Technologies, Inc. 3.13%, 11/15/22	50,000	51,988

Ryder System, Inc. 2.80%, 3/1/22	269,000	274,926

Sabine Pass Liquefaction LLC 6.25%, 3/15/22	100,000	104,419

Santander Holdings USA, Inc. 3.70%, 3/28/22	200,000	206,154

Schlumberger Finance Canada Ltd. 1.40%, 9/17/25	15,000	15,148

Sempra Energy 4.05%, 12/1/23	56,000	60,906

Simon Property Group L.P. 2.00%, 9/13/24	290,000	301,980

Southern California Edison Co. 1.85%, 2/1/22	19,429	19,469
3.50%, 10/1/23, Series C	49,000	52,445
3.70%, 8/1/25, Series E	100,000	110,063

Southwest Airlines Co. 2.75%, 11/16/22	69,000	71,110
4.75%, 5/4/23	50,000	54,404

State Street Corp. 3.30%, 12/16/24	94,000	103,622
3.55%, 8/18/25	111,000	123,600

2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(b)	361,000	383,501

Synchrony Financial 2.85%, 7/25/22	150,000	154,572

Synovus Financial Corp. 3.13%, 11/1/22	50,000	51,792

Time Warner Cable LLC 4.00%, 9/1/21	176,000	177,572

Timken Co. (The) 3.88%, 9/1/24	100,000	107,166

Toyota Motor Credit Corp. 0.80%, 10/16/25	250,000	247,757

Trane Technologies Global Holding Co., Ltd. 4.25%, 6/15/23	114,000	123,586

Trimble, Inc. 4.75%, 12/1/24	48,000	54,302

Truist Bank 3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(b)	83,000	89,102
1.50%, 3/10/25	250,000	255,877

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2021

Investments	Principal Amount	Value

Truist Financial Corp. 3.75%, 12/6/23	$113,000	$123,068
2.50%, 8/1/24	400,000	424,024
4.00%, 5/1/25	305,000	340,831

TWDC Enterprises 18 Corp. 3.15%, 9/17/25	600,000	655,530

United Parcel Service, Inc. 2.20%, 9/1/24	250,000	263,850
3.90%, 4/1/25	100,000	111,563

UnitedHealth Group, Inc. 2.38%, 8/15/24	100,000	106,195

US Bancorp 2.40%, 7/30/24	50,000	53,045

Utah Acquisition Sub, Inc 3.15%, 6/15/21	149,000	149,845

Verizon Communications, Inc. 2.45%, 11/1/22	44,000	45,333
3.38%, 2/15/25	262,000	286,285

ViacomCBS, Inc. 3.70%, 8/15/24	105,000	114,630

Walgreen Co. 3.10%, 9/15/22	167,000	173,822

Walgreens Boots Alliance, Inc. 3.30%, 11/18/21	262,000	266,121

Walt Disney Co. (The) 3.70%, 10/15/25	400,000	445,196

Waste Management, Inc. 2.40%, 5/15/23	87,000	90,488

Wells Fargo & Co. 2.50%, 3/4/21	84,000	84,016
3.50%, 3/8/22	41,000	42,364
4.48%, 1/16/24	33,000	36,639
3.00%, 2/19/25	550,000	591,448

2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; 3-month U.S. dollar London Interbank Offered Rate + 0.825% thereafter)(b)	350,000	369,299

2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(b)	288,000	299,753

2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(b)	100,000	104,174

Williams Cos., Inc. (The) 3.60%, 3/15/22	225,000	231,149

Willis North America, Inc. 3.60%, 5/15/24	155,000	168,479

Willis Towers Watson PLC 5.75%, 3/15/21	46,000	46,091

Xilinx, Inc. 2.95%, 6/1/24	84,000	89,678
TOTAL U.S. CORPORATE BONDS (Cost: $43,047,272)		43,698,915

FOREIGN CORPORATE BONDS – 6.7%

Belgium – 0.1%

Anheuser-Busch InBev Worldwide, Inc. 4.15%, 1/23/25	100,000	111,739

Canada – 1.2%

Bank of Montreal 3.30%, 2/5/24, Series E	150,000	161,859
1.85%, 5/1/25	251,000	259,466

4.34%, 10/5/28, (4.338% fixed rate until 10/5/23; 5-year U.S. dollar Swap Rate + 1.28% thereafter)(b)	90,000	98,018

Bank of Nova Scotia (The) 2.20%, 2/3/25	206,000	215,406

Brookfield Finance, Inc. 4.00%, 4/1/24	150,000	164,081

Canadian Imperial Bank of Commerce 3.10%, 4/2/24	220,000	236,249
2.25%, 1/28/25	50,000	52,288

Emera U.S. Finance L.P. 2.70%, 6/15/21	111,000	111,519

Kinross Gold Corp. 5.13%, 9/1/21	25,000	25,287

Royal Bank of Canada 1.15%, 6/10/25	520,000	523,203

Toronto-Dominion Bank (The) 1.15%, 6/12/25	150,000	151,019

TransCanada PipeLines Ltd. 2.50%, 8/1/22	126,000	129,789

Total Canada		2,128,184

China – 0.5%

Alibaba Group Holding Ltd. 3.60%, 11/28/24	378,000	414,031

Baidu, Inc. 3.08%, 4/7/25	200,000	212,322
4.13%, 6/30/25	90,000	99,639

Tencent Music Entertainment Group 1.38%, 9/3/25	110,000	108,910

Total China		834,902

Colombia – 0.1%

Ecopetrol S.A. 5.88%, 9/18/23	190,000	211,041

France – 0.1%

BPCE S.A. 4.00%, 4/15/24	170,000	187,476

Germany – 0.2%

Deutsche Bank AG 4.25%, 10/14/21	233,000	238,224

2.22%, 9/18/24, (2.222% fixed rate until 9/18/23; Secured Overnight Financing Rate + 2.159% thereafter)(b)	140,000	144,154

Total Germany		382,378

Ireland – 0.1%

AerCap Ireland Capital DAC 4.50%, 9/15/23	130,000	140,517

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2021

Investments	Principal Amount	Value

Japan – 0.9%

Mitsubishi UFJ Financial Group, Inc. 2.19%, 2/25/25	$490,000	$510,007
1.41%, 7/17/25	50,000	50,488

Mizuho Financial Group, Inc. 2.95%, 2/28/22	190,000	195,006

ORIX Corp. 3.25%, 12/4/24	150,000	163,077

Sumitomo Mitsui Financial Group, Inc. 2.93%, 3/9/21	175,000	175,091
2.06%, 7/14/21	102,000	102,695
2.44%, 10/19/21	290,000	293,932

Total Japan		1,490,296

Netherlands – 0.4%

Cooperatieve Rabobank UA 3.88%, 2/8/22	308,000	318,592
4.63%, 12/1/23	100,000	110,873

ING Groep N.V. 3.55%, 4/9/24	140,000	152,181

Shell International Finance B.V. 2.38%, 8/21/22	96,000	98,965

Total Netherlands		680,611

Peru – 0.1%

Southern Copper Corp. 3.50%, 11/8/22	91,000	95,334

Spain – 0.3%

Banco Bilbao Vizcaya Argentaria S.A. 1.13%, 9/18/25	50,000	49,646

Banco Santander S.A. 2.71%, 6/27/24	200,000	212,286
2.75%, 5/28/25	200,000	211,684

Total Spain		473,616

Switzerland – 0.4%

Credit Suisse Group AG 3.80%, 6/9/23	560,000	600,807

Syngenta Finance N.V. 3.13%, 3/28/22	120,000	121,782

Total Switzerland		722,589

United Kingdom – 2.3%

Barclays PLC 4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(b)	400,000	431,096

1.01%, 12/10/24, (1.007% fixed rate until 12/10/23; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(b)	360,000	362,167

BP Capital Markets PLC 3.81%, 2/10/24	90,000	98,280

Diageo Capital PLC 1.38%, 9/29/25	200,000	203,498

GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	127,000	133,335

HSBC Holdings PLC 4.25%, 3/14/24	524,000	573,659

2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(b)	500,000	515,160

Lloyds Bank PLC 3.50%, 5/14/25	200,000	219,680

Lloyds Banking Group PLC 2.91%, 11/7/23, (2.907% fixed rate until 11/7/22; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	63,000	65,465
3.90%, 3/12/24	50,000	54,779

Natwest Group PLC 3.88%, 9/12/23	550,000	593,868

RELX Capital, Inc. 3.50%, 3/16/23	50,000	52,934

Santander UK Group Holdings PLC 4.80%, 11/15/24, (4.796% fixed rate until 11/15/23; 3-month U.S. dollar London Interbank Offered Rate + 1.57% thereafter)(b)	220,000	243,778

Unilever Capital Corp. 3.25%, 3/7/24	125,000	135,226

Vodafone Group PLC 2.95%, 2/19/23	131,000	137,374
3.75%, 1/16/24	28,000	30,528

WPP Finance 2010 3.63%, 9/7/22	70,000	73,261

Total United Kingdom		3,924,088
TOTAL FOREIGN CORPORATE BONDS (Cost: $11,282,028)		11,382,771

FOREIGN GOVERNMENT AGENCIES – 0.8%

Canada – 0.1%

Province of Manitoba Canada 3.05%, 5/14/24	184,000	198,523

Province of Quebec Canada 2.63%, 2/13/23	26,000	27,198

Total Canada		225,721

Germany – 0.3%

Kreditanstalt fuer Wiederaufbau 2.63%, 1/25/22	541,000	552,994

Japan – 0.4%

Japan Bank for International Cooperation 1.75%, 10/17/24	430,000	447,522
2.13%, 2/10/25, Series DTC	140,000	147,794

Total Japan		595,316
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,372,334)		1,374,031

FOREIGN GOVERNMENT OBLIGATIONS – 0.9%

Chile – 0.1%

Chile Government International Bond 3.13%, 3/27/25	110,000	119,470

Colombia – 0.1%

Colombia Government International Bond 4.38%, 7/12/21	30,000	30,394

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2021

Investments	Principal Amount	Value
2.63%, 3/15/23	$100,000	$102,681
4.00%, 2/26/24	78,000	83,153

Total Colombia		216,228

Hungary – 0.0%

Hungary Government International Bond 6.38%, 3/29/21	72,000	72,319

Indonesia – 0.1%

Indonesia Government International Bond 2.95%, 1/11/23	150,000	155,887

Italy – 0.2%

Republic of Italy Government International Bond 6.88%, 9/27/23	280,000	323,277

Mexico – 0.3%

Mexico Government International Bond 8.00%, 9/24/22, Series MTNA	301,000	336,138
4.00%, 10/2/23	90,000	97,886

Total Mexico		434,024

Poland – 0.0%

Republic of Poland Government International Bond 5.13%, 4/21/21	26,000	26,172

Uruguay – 0.1%

Uruguay Government International Bond 8.00%, 11/18/22	130,000	141,631
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,483,926)		1,489,008

SUPRANATIONAL BONDS – 0.6%

Corporacion Andina de Fomento 3.75%, 11/23/23	96,000	103,358
1.63%, 9/23/25	115,000	116,026

European Investment Bank 0.63%, 7/25/25	750,000	747,143
TOTAL SUPRANATIONAL BONDS (Cost: $973,033)		966,527

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.7%

United States – 8.7%

Benchmark Mortgage Trust 3.66%, 2/15/51, Series 2018-B2, Class A2	920,000	963,028

Citigroup Commercial Mortgage Trust 2.82%, 4/10/46, Series 2013-GC11, Class A3	360,650	375,149

3.14%, 2/10/48, Series 2015-GC27, Class A5	580,000	624,258

Commercial Mortgage Trust 3.29%, 12/10/44, Series 2012-LC4, Class A4	442,867	449,285

3.80%, 8/10/46, Series 2013-CR10, Class ASB	41,948	43,581

3.64%, 12/10/47, Series 2014-UBS6, Class A5	300,000	328,257

3.72%, 2/10/48, Series 2015-DC1, Class AM	561,000	604,268

2.85%, 5/10/48, Series 2015-CR23, Class A2	27,544	28,250

3.04%, 11/10/49, Series 2016-CD2, Class A2	1,044,949	1,055,494

CSAIL Commercial Mortgage Trust 2.99%, 6/15/50, Series 2017-C8, Class A2	344,000	350,820

Deutsche Bank Commercial Mortgage Trust 1.89%, 8/10/49, Series 2016-C3, Class A2	318,000	319,392

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 2.79%, 1/25/22, Series K718, Class A2	297,449	300,593

GS Mortgage Securities Trust 5.31%, 11/10/46, Series 2013-GC16, Class C^(b)	200,000	206,951

JP Morgan Chase Commercial Mortgage Securities Trust 4.17%, 12/15/46, Series 2013-C16, Class A4	1,075,000	1,163,971

JPMBB Commercial Mortgage Securities Trust 4.93%, 11/15/45, Series 2013-C15, Class B^(b)	44,000	48,085

4.00%, 4/15/47, Series 2014-C19, Class A4	550,000	601,205

4.00%, 8/15/47, Series 2014-C21, Class AS	450,000	490,018

JPMCC Commercial Mortgage Securities Trust 3.24%, 3/15/50, Series 2017-JP5, Class A2	576,511	590,061

Morgan Stanley Bank of America Merrill Lynch Trust 3.18%, 8/15/45, Series 2012-C5, Class A4	505,700	521,183

4.05%, 4/15/47, Series 2014-C15, Class A4	250,000	273,224

3.44%, 8/15/47, Series 2014-C17, Class A4	270,643	282,365

3.53%, 8/15/47, Series 2014-C17, Class A3	28,644	28,866

2.74%, 4/15/48, Series 2015-C22, Class A2	369,587	369,587

2.70%, 12/15/48, Series 2013-C8, Class ASB	22,568	22,968

UBS-Barclays Commercial Mortgage Trust 2.85%, 12/10/45, Series 2012-C4, Class A5	320,600	332,373

Wells Fargo Commercial Mortgage Trust 2.53%, 10/15/45, Series 2012-LC5, Class ASB	13,360	13,531

3.41%, 12/15/47, Series 2014-LC18, Class A5	2,566,000	2,792,976

2.60%, 6/15/49, Series 2016-C34, Class A2	68,020	68,165

3.12%, 1/15/60, Series 2017-RC1, Class A2	451,959	458,950

WFRBS Commercial Mortgage Trust 2.45%, 12/15/45, Series 2012-C10, Class ASB	20,165	20,522

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2021

Investments	Principal Amount	Value

3.50%, 8/15/47, Series 2014-C21, Class D(c)	$627,000	$523,296
3.98%, 11/15/47, Series 2014-C25, Class AS	395,000	432,706
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $14,546,324)		14,683,378

ASSET-BACKED SECURITIES – 2.1%

United States – 2.1%

Ally Auto Receivables Trust 1.93%, 5/15/24, Series 2019-3, Class A3	240,000	243,230

Americredit Automobile Receivables Trust 2.41%, 7/8/22, Series 2016-4, Class C	49,439	49,475

Capital One Prime Auto Receivables Trust 1.63%, 8/15/25, Series 2020-1, Class A4	450,000	462,718

Carmax Auto Owner Trust 2.30%, 4/15/25, Series 2019-3, Class A4	118,000	123,053

Chase Issuance Trust 1.53%, 1/15/25, Series 2020-A1, Class A1	400,000	409,700

Citibank Credit Card Issuance Trust 3.21%, 12/7/24, Series 2018-A6, Class A6	430,000	452,472

Discover Card Execution Note Trust 1.89%, 10/15/24, Series 2019-A3, Class A	285,000	292,321

Ford Credit Auto Owner Trust 2.85%, 8/15/24, Series 2019-A, Class A4	100,000	104,282

GM Financial Consumer Automobile Receivables Trust 2.71%, 8/16/24, Series 2019-2, Class A4	1,100,000	1,141,663

Honda Auto Receivables Owner Trust 2.90%, 6/18/24, Series 2019-1, Class A4	200,000	206,854

Synchrony Card Funding LLC 2.95%, 3/15/25, Series 2019-A1, Class A	100,000	102,813
TOTAL ASSET-BACKED SECURITIES (Cost: $3,556,641)		3,588,581

TOTAL INVESTMENTS IN SECURITIES – 113.1% (Cost: $189,983,834)		190,824,507

Other Assets less Liabilities – (13.1)%		(22,119,177)

NET ASSETS – 100.0%		$168,705,330
*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of February 28, 2021 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$29,524,704	$—	$29,524,704
U.S. Government Obligations	—	84,116,592	—	84,116,592
U.S. Corporate Bonds	—	43,698,915	—	43,698,915
Foreign Corporate Bonds	—	11,382,771	—	11,382,771
Foreign Government Agencies	—	1,374,031	—	1,374,031
Foreign Government Obligations	—	1,489,008	—	1,489,008
Supranational Bonds	—	966,527	—	966,527
Commercial Mortgage-Backed Securities	—	14,683,378	—	14,683,378
Asset-Backed Securities	—	3,588,581	—	3,588,581
Total Investments in Securities	$—	$190,824,507	$—	$190,824,507

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

February 28, 2021

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 97.0%

U.S. Treasury Bills – 97.0%
0.03%, 5/20/21*	$57,000,000	$56,995,757
0.04%, 5/27/21*	40,000,000	39,997,100
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $96,992,771)		96,992,857
Investments	Shares	Value

EXCHANGE-TRADED FUND – 4.7%

United States – 4.7%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $4,663,830)	186,218	$4,674,072

TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $101,656,601)		101,666,929

Other Assets less Liabilities – (1.7)%		(1,657,075)

NET ASSETS – 100.0%		$100,009,854
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2021 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$5,271,368	$—	$595,252	$1,360	$(3,404)	$4,674,072	$1,157	$999

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Depreciation	Value
S&P 500 Index	(263)	$(103,227,500)	$3,925	3/19/2021	$(1,814,631)	$(1,564,919)	$(3,379,550)
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$96,992,857	$—	$96,992,857
Exchange-Traded Fund	4,674,072	—	—	4,674,072
Total Investments in Securities	$4,674,072	$96,992,857	$—	$101,666,929
Financial Derivative Instruments
Written Options[1]	$(3,379,550)	$—	$—	$(3,379,550)
Total – Net	$1,294,522	$96,992,857	$—	$98,287,379
[1]	Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

114	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

February 28, 2021

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 80.9%

U.S. Treasury Bills – 80.9%
0.07%, 3/18/21*	$96,000,000	$95,999,131
0.03%, 6/24/21*(a)	6,339,000	6,338,291
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $102,335,199)		$102,337,422
Investments	Shares	Value

EXCHANGE-TRADED FUND – 4.3%

United States – 4.3%

WisdomTree Floating Rate Treasury Fund(b)
(Cost: $5,470,849)	217,828	$5,467,483

TOTAL INVESTMENTS IN SECURITIES – 85.2% (Cost: $107,806,048)		107,804,905

Other Assets less Liabilities – 14.8%		18,655,327

NET ASSETS – 100.0%		$126,460,232
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $6,338,291 as of February 28, 2021.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the period ended February 28, 2021 were as follows:

Affiliate	Value at 12/18/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$—	$5,470,849	$—	$—	$(3,366)	$5,467,483	$162	$—

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	136	12/15/21	$7,423,050	$442,375
Brent Crude	158	5/28/21	9,960,320	711,217
Cocoa	92	5/13/21	2,395,680	122,900
Coffee “C”	47	12/20/21	2,507,156	175,313
Copper	50	12/15/21	11,267,500	1,377,875
Corn	273	9/14/21	6,681,675	826,799
Cotton No. 2	30	12/08/21	1,264,950	51,345
Feeder Cattle	14	5/27/21	1,015,525	1,438
Gold 100 Ounce	112	4/28/21	19,362,560	(1,731,310)
HRW Wheat	60	7/14/21	1,913,250	19,513
Lean Hogs	63	4/15/21	2,196,180	393,868
Live Cattle	65	6/30/21	3,079,050	106,321
Low Sulphur Gasoil	53	12/10/21	2,786,475	462,850
Nickel	41	12/13/21	4,581,873	119,460
NY Harbor ULSD	38	3/31/21	2,941,588	550,889
Platinum	46	4/28/21	2,726,190	350,515
RBOB Gasoline	43	11/30/21	2,977,191	546,064
Silver	72	12/29/21	9,547,920	(208,310)
Soybean Meal	99	12/14/21	3,747,150	81,150
Soybean Oil	81	12/14/21	2,153,466	174,775
Soybeans	108	11/12/21	6,604,200	677,824
Sugar No. 11	150	4/30/21	2,763,600	124,745
Wheat	77	7/14/21	2,502,500	172,163
WTI Crude Oil	166	7/20/21	9,870,360	688,780
Zinc	65	12/13/21	4,557,312	158,925
			$126,826,721	$6,397,484
†

As of February 28, 2021, deposits at broker for futures contracts of $2,914,963 included cash collateral at broker of $6,728,474 and previously settled variation margin gains on open futures contracts of $9,643,437.

See Notes to Financial Statements.

WisdomTree Trust	115

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

February 28, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$102,337,422	$—	$102,337,422
Exchange-Traded Fund	5,467,483	—	—	5,467,483
Total Investments in Securities	$5,467,483	$102,337,422	$—	$107,804,905
Financial Derivative Instruments
Futures Contracts[1]	$8,337,104	$—	$—	$8,337,104
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,939,620)	$—	$—	$(1,939,620)
Total – Net	$11,864,967	$102,337,422	$—	$114,202,389
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

116	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 28, 2021

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 82.8%

U.S. Treasury Bills – 82.8%
0.08%, 3/18/21*	$97,000,000	$96,999,122
0.03%, 6/24/21*(a)	4,219,000	4,218,529
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $101,215,247)		101,217,651
Investments	Shares	Value

EXCHANGE-TRADED FUND – 4.4%

United States – 4.4%

WisdomTree Floating Rate Treasury Fund(b)
(Cost: $5,420,472)	216,202	5,426,670

TOTAL INVESTMENTS IN SECURITIES – 87.2% (Cost: $106,635,719)		106,644,321

Other Assets less Liabilities – 12.8%		15,629,114

NET ASSETS – 100.0%		$122,273,435
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $4,218,529 as of February 28, 2021.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2021 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$5,069,835	$843,858	$484,468	$(420)	$(2,135)	$5,426,670	$1,143	$1,048

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Canadian Imperial Bank of Commerce	3/17/2021	580,829,000	JPY	5,576,583	USD	$—	$(123,944)
Canadian Imperial Bank of Commerce	3/17/2021	7,743,000	JPY	73,964	USD	—	(1,275)
Canadian Imperial Bank of Commerce	3/17/2021	480,000	JPY	4,574	USD	—	(68)
Goldman Sachs	3/17/2021	14,050,000	JPY	136,163	USD	—	(4,266)
Goldman Sachs	3/17/2021	18,899,000	JPY	182,073	USD	—	(4,655)
Goldman Sachs	3/17/2021	10,071,000	JPY	95,657	USD	—	(1,114)
Goldman Sachs	3/17/2021	212,593	USD	21,995,000	JPY	6,111	—
Goldman Sachs	3/17/2021	5,724,300	USD	610,077,000	JPY	—	(2,910)
Goldman Sachs	6/16/2021	4,115,535	USD	438,167,000	JPY	—	(2,070)
						$6,111	$(140,302)

See Notes to Financial Statements.

WisdomTree Trust	117

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 28, 2021

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	31	6/21/21	$(4,114,282)	$93,821
Swiss Franc Currency	30	6/14/21	(4,136,625)	(165)
U.S. Treasury Long Bond	39	6/21/21	(6,209,531)	183,000
			$(14,460,438)	$276,656

Long Exposure
Australian Dollar Currency	79	6/14/21	$6,092,875	$(266)
British Pound Currency	71	6/14/21	6,190,756	(792)
Canadian Dollar Currency	78	6/15/21	6,138,210	(637)
Cocoa	159	7/15/21	4,124,460	202,250
Copper	59	5/26/21	6,036,438	790,600
Corn	230	7/14/21	6,152,500	(18,750)
Cotton No. 2	137	7/08/21	6,145,135	453,539
Euro Currency	41	6/14/21	6,204,325	(37)
Gasoline RBOB	76	5/28/21	6,139,812	852,638
Gold 100 Ounce	23	6/28/21	3,982,680	—
Live Cattle	129	6/30/21	6,110,730	27,060
NY Harbor ULSD	79	5/28/21	6,068,290	579,697
Soybean	88	7/14/21	6,122,600	183,525
Sugar No. 11	328	4/30/21	6,043,072	485,990
Wheat	186	7/14/21	6,045,000	58,613
WTI Crude	99	5/20/21	6,013,260	673,920
			$93,610,143	$4,287,350
Total – Net			$79,149,705	$4,564,006

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$101,217,651	$—	$101,217,651
Exchange-Traded Fund	5,426,670	—	—	5,426,670
Total Investments in Securities	$5,426,670	$101,217,651	$—	$106,644,321
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$6,111	$—	$6,111
Futures Contracts[1]	4,584,653	—	—	4,584,653
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(140,302)	$—	$(140,302)
Futures Contracts[1]	(20,647)	—	—	(20,647)
Total – Net	$9,990,676	$101,083,460	$—	$111,074,136
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

118	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

February 28, 2021

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
ASSETS:

Investments, at cost	$78,432,702	$34,274,004	$12,675,622	$60,804,077	$137,654,132

Investment in affiliates, at cost (Note 3)	3,515,683	1,998,459	718,032	—	—

Repurchase agreements, at cost	—	15,450,000	2,960,000	—	5,810,000

Foreign currency, at cost	—	64	—	—	324,318
Investments in securities, at value[1,2] (Note 2)	78,432,917	34,274,192	12,675,699	62,246,551	127,186,466

Investment in affiliates, at value (Note 3)	3,514,000	1,997,960	717,860	—	—

Repurchase agreements, at value (Note 2)	—	15,450,000	2,960,000	—	5,810,000

Cash	391,954	1,098,327	82,566	1,815,129	335,517

Deposits at broker for futures contracts (Note 2)	—	—	—	95,136	—

Foreign currency, at value	—	64	—	—	318,443

Unrealized appreciation on foreign currency contracts	825,686	476,145	35,935	—	64,443

Receivables:

Investment securities sold	—	—	—	686,902	551,079

Dividends	—	—	—	—	433

Securities lending income	—	—	—	574	16

Interest	—	26	5	674,093	2,460,191

Foreign tax reclaims	—	—	—	—	128,560
Total Assets	83,164,557	53,296,714	16,472,065	65,518,385	136,855,148
LIABILITIES:

Unrealized depreciation on foreign currency contracts	547,336	58,111	112,004	—	101,857

Payables:

Cash collateral received for securities loaned (Note 2)	—	—	—	3,699,660	916,447

Investment securities purchased	—	—	—	945,353	—

Cash collateral received for foreign currency contracts	—	950,000	—	—	—

Advisory fees (Note 3)	35,457	16,263	6,905	26,595	56,175

Service fees (Note 2)	316	161	57	196	449

Net variation margin on futures contracts	—	—	—	21,203	—

Foreign capital gains tax	—	—	—	—	112,544
Total Liabilities	583,109	1,024,535	118,966	4,693,007	1,187,472
NET ASSETS	$82,581,448	$52,272,179	$16,353,099	$60,825,378	$135,667,676
NET ASSETS:

Paid-in capital	$98,732,285	$50,906,570	$63,777,385	$67,968,720	$169,159,612

Total distributable earnings (loss)	(16,150,837)	1,365,609	(47,424,286)	(7,143,342)	(33,491,936)
NET ASSETS	$82,581,448	$52,272,179	$16,353,099	$60,825,378	$135,667,676
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,250,000	1,900,000	900,000	800,000	4,100,000
Net asset value per share	$25.41	$27.51	$18.17	$76.03	$33.09
[1] Includes market value of securities out on loan of:	—	—	—	$5,400,515	$892,867
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	119

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

February 28, 2021

	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
ASSETS:

Investments, at cost	$1,055,407,341	$119,239,945	$79,107,679	$34,958,382	$1,155,445,116

Repurchase agreements, at cost	—	—	4,651,500	—	87,300,000
Investments in securities, at value[1,2] (Note 2)	1,055,774,747	123,571,487	82,875,183	35,143,398	1,166,075,530

Repurchase agreements, at value (Note 2)	—	—	4,651,500	—	87,300,000

Cash	119,518	2,840,512	217,880	12,350,682	2,111,808

Deposits at broker for futures contracts (Note 2)	—	441,019	2,751,741	23,965	—

Receivables:

Investment securities sold	93,481,106	451,615	601,472	9,002,907	23,208,580

Due from broker for securities sold short (Note 2)	—	—	265,287	—	13,696,750

Securities lending income	—	1,944	87	—	958

Interest	96,229	1,746,850	440,163	69,261	6,750,604
Total Assets	1,149,471,600	129,053,427	91,803,313	56,590,213	1,299,144,230
LIABILITIES:

Securities sold short, at value[3]	—	—	158,652	—	13,652,254

Payables:

Cash collateral received for securities loaned (Note 2)	—	5,776,675	395,898	—	5,670,282

Investment securities purchased	93,518,211	—	5,798,363	20,869,913	126,417,815

Due to broker for securities sold short (Note 2)	—	—	106,176	—	—

Advisory fees (Note 3)	122,665	40,309	14,991	12,391	108,469

Service fees (Note 2)	3,599	412	287	120	3,979

Net variation margin on futures contracts	—	79,161	227,903	4,614	—

Interest on securities sold short	—	—	191	—	16,277
Total Liabilities	93,644,475	5,896,557	6,702,461	20,887,038	145,869,076
NET ASSETS	$1,055,827,125	$123,156,870	$85,100,852	$35,703,175	$1,153,275,154
NET ASSETS:

Paid-in capital	$1,054,710,219	$147,046,059	$89,111,079	$35,483,871	$1,135,088,354
Total distributable earnings (loss)	1,116,906	(23,889,189)	(4,010,227)	219,304	18,186,800
NET ASSETS	$1,055,827,125	$123,156,870	$85,100,852	$35,703,175	$1,153,275,154
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	42,050,000	5,600,000	1,800,000	700,002	22,100,000
Net asset value per share	$25.11	$21.99	$47.28	$51.00	$52.18
[1] Includes market value of securities out on loan of:	—	$10,042,103	$689,263	—	$6,871,739
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Securities sold short, proceeds:	—	—	$158,810	—	$13,680,473

See Notes to Financial Statements.

120	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

February 28, 2021

	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)
ASSETS:

Investments, at cost	$189,983,834	$96,992,771	$102,335,199	$101,215,247

Investment in affiliates, at cost (Note 3)	—	4,663,830	5,470,849	5,420,472

Investments in securities, at value	190,824,507	96,992,857	102,337,422	101,217,651

Investment in affiliates, at value (Note 3)	—	4,674,072	5,467,483	5,426,670

Cash	82,014	3,203,168	16,995,713	17,184,348

Deposits at broker for futures contracts	—	—	2,914,963	—

Unrealized appreciation on foreign currency contracts	—	—	—	6,111

Receivables:

Investment securities sold	23,097,709	—	—	—

Capital shares sold	—	—	2,039,665	—

Interest	789,414	—	—	—
Total Assets	214,793,644	104,870,097	129,755,246	123,834,780
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	—	140,302

Written options, at value[1]	—	3,379,550	—	—

Payables:

Investment securities purchased	46,072,633	—	—	—

Capital shares redeemed	—	1,445,689	—	—

Advisory fees (Note 3)	15,127	34,652	49,012	58,702

Service fees (Note 2)	554	352	49	400

Net variation margin on futures contracts	—	—	3,245,953	1,361,941
Total Liabilities	46,088,314	4,860,243	3,295,014	1,561,345
NET ASSETS	$168,705,330	$100,009,854	$126,460,232	$122,273,435
NET ASSETS:

Paid-in capital	$166,422,361	$121,995,712	$117,198,505	$124,429,365

Total distributable earnings (loss)	2,282,969	(21,985,858)	9,261,727	(2,155,930)
NET ASSETS	$168,705,330	$100,009,854	$126,460,232	$122,273,435
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,300,000	3,450,000	6,200,050	3,100,000
Net asset value per share	$51.12	$28.99	$20.40	$39.44
[1] Premiums received on written options:	—	$1,814,631	—	—

See Notes to Financial Statements.

WisdomTree Trust	121

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended February 28, 2021

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
INVESTMENT INCOME:

Dividends from affiliates (Note 3)	$866	$302	$126	$—	$—

Interest	33,107	10,819	4,439	790,418	3,455,901

Securities lending income (Note 2)	—	—	—	2,403	107
Total investment income	33,973	11,121	4,565	792,821	3,456,008
EXPENSES:

Advisory fees (Note 3)	225,093	76,189	37,640	111,210	349,838

Service fees (Note 2)	1,981	745	301	816	2,799
Total expenses	227,074	76,934	37,941	112,026	352,637
Expense waivers (Note 3)	(2,867)	(1,031)	(436)	—	—
Net expenses	224,207	75,903	37,505	112,026	352,637
Net investment income (loss)	(190,234)	(64,782)	(32,940)	680,795	3,103,371
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	332	—	—	411,871	(2,357,279)

Investment transactions in affiliates (Note 3)	(3,088)	—	—	—	—

In-kind redemptions	—	—	—	—	29,807

Capital gain distributions from affiliates (Note 3)	822	282	148	—	—

Futures contracts	—	—	—	201,287	—

Foreign currency contracts	(3,930,839)	2,546,974	690,374	—	262,859

Foreign currency related transactions	(15)	—	—	—	158,718
Net realized gain (loss)	(3,932,788)	2,547,256	690,522	613,158	(1,905,895)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	893	434	198	(125,657)	3,139,563

Investment transactions in affiliates (Note 3)	(738)	(833)	(312)	—	—

Futures contracts	—	—	—	60,526	—

Foreign currency contracts	1,547,058	(416,615)	(104,887)	—	(135,247)

Translation of assets and liabilities denominated in foreign currencies	—	(1)	—	—	10,455
Net increase (decrease) in unrealized appreciation/depreciation	1,547,213	(417,015)	(105,001)	(65,131)	3,014,771
Net realized and unrealized gain (loss) on investments	(2,385,575)	2,130,241	585,521	548,027	1,108,876
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,575,809)	$2,065,459	$552,581	$1,228,822	$4,212,247
[1] Net of foreign capital gains tax of:	—	—	—	—	$10,347
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	—	—	$(8,164)

See Notes to Financial Statements.

122	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended February 28, 2021

	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
INVESTMENT INCOME:

Interest	$1,168,071	$3,199,746	$944,727	$235,043	$10,930,530

Securities lending income (Note 2)	—	14,971	831	—	6,019
Total investment income	1,168,071	3,214,717	945,558	235,043	10,936,549
EXPENSES:

Advisory fees (Note 3)	956,306	264,609	104,175	75,040	1,088,007

Service fees (Note 2)	28,052	2,708	1,993	733	27,304
Total expenses	984,358	267,317	106,168	75,773	1,115,311
Expense waivers (Note 3)	—	—	—	—	(343,335)
Net expenses	984,358	267,317	106,168	75,773	771,976
Net investment income	183,713	2,947,400	839,390	159,270	10,164,573
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	896,903	(719)	227,479	30,460	5,417,363

In-kind redemptions	440,792	1,599,874	861,200	—	5,814,536

Futures contracts	—	862,231	2,279,649	134,152	—

Securities sold short	—	—	(60)	—	(34,520)
Net realized gain	1,337,695	2,461,386	3,368,268	164,612	11,197,379
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(1,382,647)	238,392	(3,245,974)	(247,700)	(40,735,083)

Futures contracts	—	602,029	476,648	1,551	—

Securities sold short	—	—	295	—	28,863
Net increase (decrease) in unrealized appreciation/depreciation	(1,382,647)	840,421	(2,769,031)	(246,149)	(40,706,220)
Net realized and unrealized gain (loss) on investments	(44,952)	3,301,807	599,237	(81,537)	(29,508,841)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$138,761	$6,249,207	$1,438,627	$77,733	$(19,344,268)

See Notes to Financial Statements.

WisdomTree Trust	123

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended February 28, 2021 (except where noted)

			WisdomTree Enhanced Commodity Strategy Fund (consolidated)[1]
	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	For the Period December 21, 2020 through February 28, 2021	For the Period January 1, 2020 through December 18, 2020	WisdomTree Managed Futures Strategy Fund (consolidated)
INVESTMENT INCOME:

Dividends from affiliates (Note 3)	$—	$1,157	$162	$—	$1,143

Interest	935,360	42,171	12,924	478,451	42,153
Total investment income	935,360	43,328	13,086	478,451	43,296
EXPENSES:

Advisory fees (Note 3)	116,996	239,523	117,939	711,393	405,256

Service fees (Note 2)	3,018	2,394	943	—	2,488
Total expenses	120,014	241,917	118,882	711,393	407,744
Expense waivers (Note 3)	(34,676)	(3,641)	(1,355)	(83,693)	(41,348)
Net expenses	85,338	238,276	117,527	627,700	366,396
Net investment income (loss)	850,022	(194,948)	(104,441)	(149,249)	(323,100)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	177,189	(4,839)	324	14,441	243

Investment transactions in affiliates (Note 3)	—	1,360	—	—	(420)

In-kind redemptions	1,288,240	—	—	—	—

Capital gain distributions from affiliates (Note 3)	—	999	—	—	1,048

Futures contracts	(400)	—	2,962,569	1,642,503	9,423,222

Written options	—	13,943,433	—	—	—

Foreign currency contracts	—	—	—	—	137,528

Payment by sub-advisor (Note 3)	—	—	6,934	13,626	—
Net realized gain	1,465,029	13,940,953	2,969,827	1,670,570	9,561,621
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(2,248,285)	2,163	2,223	(10,304)	2,634

Investment transactions in affiliates (Note 3)	—	(3,404)	(3,366)	—	(2,135)

Futures contracts	586	—	6,397,484	(6,162,155)	4,300,922

Written options	—	(2,792,658)	—	—	—

Foreign currency contracts	—	—	—	—	(187,616)
Net increase (decrease) in unrealized appreciation/depreciation	(2,247,699)	(2,793,899)	6,396,341	(6,172,459)	4,113,805
Net realized and unrealized gain (loss) on investments	(782,670)	11,147,054	9,366,168	(4,501,889)	13,675,426
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,352	$10,952,106	$9,261,727	$(4,651,138)	$13,352,326

[1] After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

See Notes to Financial Statements.

124	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Chinese Yuan Strategy Fund		WisdomTree Emerging Currency Strategy Fund

	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(190,234)	$136,271	$(64,782)	$150,972	$(32,940)	$106,267

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(3,932,788)	(3,200,565)	2,547,256	(415,447)	690,522	(1,110,629)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,547,213	(1,553,432)	(417,015)	1,782,332	(105,001)	712,729
Net increase (decrease) in net assets resulting from operations	(2,575,809)	(4,617,726)	2,065,459	1,517,857	552,581	(291,633)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(526,430)	(1,101,951)	(150,971)	(535,878)	(106,263)	(352,930)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	61,953,501	234,606,294	25,850,661	—	5,374,694	—

Cost of shares redeemed	(60,220,693)	(189,909,518)	—	(2,519,020)	—	(8,832,378)
Net increase (decrease) in net assets resulting from capital share transactions	1,732,808	44,696,776	25,850,661	(2,519,020)	5,374,694	(8,832,378)
Net Increase (Decrease) in Net Assets	(1,369,431)	38,977,099	27,765,149	(1,537,041)	5,821,012	(9,476,941)
NET ASSETS:

Beginning of period	$83,950,879	$44,973,780	$24,507,030	$26,044,071	$10,532,087	$20,009,028

End of period	$82,581,448	$83,950,879	$52,272,179	$24,507,030	$16,353,099	$10,532,087
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,200,000	1,600,000	950,000	1,050,000	600,000	1,100,000

Shares created	2,400,000	8,350,000	950,000	—	300,000	—

Shares redeemed	(2,350,000)	(6,750,000)	—	(100,000)	—	(500,000)
Shares outstanding, end of period	3,250,000	3,200,000	1,900,000	950,000	900,000	600,000

See Notes to Financial Statements.

WisdomTree Trust	125

Statements of Changes in Net Assets (unaudited) (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Corporate Bond Fund		WisdomTree Emerging Markets Local Debt Fund		WisdomTree Floating Rate Treasury Fund

	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$680,795	$1,356,943	$3,103,371	$9,009,643	$183,713	$16,052,845

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	613,158	(325,614)	(1,905,895)	(20,937,023)	1,337,695	1,929,606

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(65,131)	254,225	3,014,771	10,111,423	(1,382,647)	3,008,156
Net increase (decrease) in net assets resulting from operations	1,228,822	1,285,554	4,212,247	(1,815,957)	138,761	20,990,607
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(679,500)	(1,368,000)	(2,980,250)	(3,300,000)	(570,446)	(16,637,462)

Tax return of capital	—	—	—	(5,048,500)	—	—
Total distributions to shareholders	(679,500)	(1,368,000)	(2,980,250)	(8,348,500)	(570,446)	(16,637,462)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	30,620,672	—	13,578,341	—	81,615,457	559,326,304

Cost of shares redeemed	—	(6,624,034)	(6,661,203)	(58,099,951)	(517,296,446)	(724,101,028)
Net increase (decrease) in net assets resulting from capital share transactions	30,620,672	(6,624,034)	6,917,138	(58,099,951)	(435,680,989)	(164,774,724)
Net Increase (Decrease) in Net Assets	31,169,994	(6,706,480)	8,149,135	(68,264,408)	(436,112,674)	(160,421,579)
NET ASSETS:

Beginning of period	$29,655,384	$36,361,864	$127,518,541	$195,782,949	$1,491,939,799	$1,652,361,378

End of period	$60,825,378	$29,655,384	$135,667,676	$127,518,541	$1,055,827,125	$1,491,939,799
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	400,000	500,000	3,900,000	5,700,000	59,400,000	65,950,000

Shares created	400,000	—	400,000	—	3,250,000	22,300,000

Shares redeemed	—	(100,000)	(200,000)	(1,800,000)	(20,600,000)	(28,850,000)
Shares outstanding, end of period	800,000	400,000	4,100,000	3,900,000	42,050,000	59,400,000

See Notes to Financial Statements.

126	WisdomTree Trust

Statements of Changes in Net Assets (unaudited) (continued)

WisdomTree Trust

	WisdomTree Interest Rate Hedged High Yield Bond Fund		WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund		WisdomTree Mortgage Plus Bond Fund

	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (unaudited)	For the Period November 14, 2019* through August 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,947,400	$9,902,432	$839,390	$2,036,987	$159,270	$281,918

Net realized gain (loss) on investments, futures contracts and securities sold short	2,461,386	(24,248,806)	3,368,268	(3,318,919)	164,612	302,893

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and securities sold short	840,421	5,306,785	(2,769,031)	2,143,832	(246,149)	442,722
Net increase (decrease) in net assets resulting from operations	6,249,207	(9,039,589)	1,438,627	861,900	77,733	1,027,533
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,918,000)	(9,953,950)	(991,500)	(2,155,990)	(519,510)	(366,452)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	21,898,773	6,894,337	9,433,310	32,755,346	5,158,927	30,324,844

Cost of shares redeemed	(30,450,239)	(106,989,172)	(18,867,615)	(13,710,340)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(8,551,466)	(100,094,835)	(9,434,305)	19,045,006	5,158,927	30,324,844
Net Increase (Decrease) in Net Assets	(5,220,259)	(119,088,374)	(8,987,178)	17,750,916	4,717,150	30,985,925
NET ASSETS:

Beginning of period	$128,377,129	$247,465,503	$94,088,030	$76,337,114	$30,986,025	$100

End of period	$123,156,870	$128,377,129	$85,100,852	$94,088,030	$35,703,175	$30,986,025
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	6,000,000	10,700,000	2,000,000	1,600,000	600,002	2

Shares created	1,000,000	300,000	200,000	700,000	100,000	600,000

Shares redeemed	(1,400,000)	(5,000,000)	(400,000)	(300,000)	—	—
Shares outstanding, end of period	5,600,000	6,000,000	1,800,000	2,000,000	700,002	600,002
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust	127

Statements of Changes in Net Assets (unaudited) (continued)

WisdomTree Trust

	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund		WisdomTree CBOE S&P 500 PutWrite Strategy Fund

	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$10,164,573	$26,705,132	$850,022	$2,101,230	$(194,948)	$1,532,239

Net realized gain (loss) on investments, futures contracts, written options and securities sold short	11,197,379	17,156,980	1,465,029	958,297	13,940,953	(14,965,883)

Net increase (decrease) in unrealized appreciation/depreciation on investments, written options and securities sold short	(40,706,220)	8,440,085	(2,247,699)	809,003	(2,793,899)	(778,833)
Net increase (decrease) in net assets resulting from operations	(19,344,268)	52,302,197	67,352	3,868,530	10,952,106	(14,212,477)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(19,968,627)	(29,771,450)	(1,447,289)	(2,124,600)	(1,532,213)	(3,011,616)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	64,511,064	758,734,591	77,099,567	51,149,463	—	21,298,290

Cost of shares redeemed	(187,779,412)	(345,601,912)	(20,543,444)	(30,416,013)	(26,634,582)	(98,199,850)
Net increase (decrease) in net assets resulting from capital share transactions	(123,268,348)	413,132,679	56,556,123	20,733,450	(26,634,582)	(76,901,560)
Net Increase (Decrease) in Net Assets	(162,581,243)	435,663,426	55,176,186	22,477,380	(17,214,689)	(94,125,653)
NET ASSETS:

Beginning of period	$1,315,856,397	$880,192,971	$113,529,144	$91,051,764	$117,224,543	$211,350,196

End of period	$1,153,275,154	$1,315,856,397	$168,705,330	$113,529,144	$100,009,854	$117,224,543
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	24,400,000	16,700,000	2,200,000	1,800,000	4,400,000	7,700,000

Shares created	1,200,000	14,300,000	1,500,000	1,000,000	—	800,000

Shares redeemed	(3,500,000)	(6,600,000)	(400,000)	(600,000)	(950,000)	(4,100,000)
Shares outstanding, end of period	22,100,000	24,400,000	3,300,000	2,200,000	3,450,000	4,400,000

See Notes to Financial Statements.

128	WisdomTree Trust

Statements of Changes in Net Assets (unaudited) (concluded)

WisdomTree Trust

	WisdomTree Enhanced Commodity Strategy Fund (consolidated)[1]			WisdomTree Managed Futures Strategy Fund (consolidated)

	For the Period December 21, 2020 through February 28, 2021 (unaudited)	For the Period January 1, 2020 through December 18, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(104,441)	$(149,249)	$1,747,917	$(323,100)	$656,894

Net realized gain (loss) on investments, futures contracts, payments by sub-advisor and foreign currency contracts	2,969,827	1,670,570	(5,894,771)	9,561,621	(7,553,718)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and foreign currency contracts	6,396,341	(6,172,459)	13,728,495	4,113,805	(6,941,998)
Net increase (decrease) in net assets resulting from operations	9,261,727	(4,651,138)	9,581,641	13,352,326	(13,838,822)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	—	—	—	(535,804)	(2,475,949)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	17,865,929	29,910,736	18,530,911	14,443,114	26,370,052

Cost of shares redeemed	—	(53,762,865)	(55,131,710)	(17,978,860)	(113,937,192)
Net increase (decrease) in net assets resulting from capital share transactions	17,865,929	(23,852,129)	(36,600,799)	(3,535,746)	(87,567,140)
Net Increase (Decrease) in Net Assets	27,127,656	(28,503,267)	(27,019,158)	9,280,776	(103,881,911)
NET ASSETS:

Beginning of period	$99,332,576	$127,835,843	$154,855,001	$112,992,659	$216,874,570

End of period	$126,460,232	$99,332,576	$127,835,843	$122,273,435	$112,992,659
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,300,050	6,800,050	8,850,050	3,200,000	5,550,000

Shares created	900,000	1,600,000	1,050,000	400,000	750,000

Shares redeemed	—	(3,100,000)	(3,100,000)	(500,000)	(3,100,000)
Shares outstanding, end of period	6,200,050	5,300,050	6,800,050	3,100,000	3,200,000

[1]   After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

See Notes to Financial Statements.

WisdomTree Trust	129

Financial Highlights (unaudited)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
Net asset value, beginning of period	$26.23	$28.11	$26.73	$25.64	$26.34	$28.63
Investment operations:

Net investment income (loss)[1]	(0.05)	0.05	0.47	0.21	0.00[2]	(0.10)

Net realized and unrealized gain (loss)	(0.60)	(1.11)	1.15	0.88[3]	(0.70)	(0.42)[3]
Total from investment operations	(0.65)	(1.06)	1.62	1.09	(0.70)	(0.52)
Dividends and distributions to shareholders:

Net investment income	(0.17)	(0.82)	(0.24)	—	—	—

Capital gains	—	—	—	—	—	(1.77)
Total dividends and distributions to shareholders	(0.17)	(0.82)	(0.24)	—	—	(1.77)
Net asset value, end of period	$25.41	$26.23	$28.11	$26.73	$25.64	$26.34

TOTAL RETURN[4]	(2.46)%	(3.87)%	6.09%	4.25%[5]	(2.66)%	(2.05)%[6]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$82,581	$83,951	$44,974	$90,884	$138,462	$237,059

Ratios to average net assets of:

Expenses	0.50%[7,8,9]	0.50%[8,9]	0.50%[8,9]	0.50%[8,9]	0.50%	0.50%

Net investment income (loss)	(0.42)%[7,9]	0.19%[9]	1.71%[9]	0.83%[9]	0.00%[10]	(0.35)%
Portfolio turnover rate[11]	58%[12]	266%[12]	23%[12]	0%	0%	0%

WisdomTree Chinese Yuan Strategy Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
Net asset value, beginning of period	$25.80	$24.80	$25.49	$25.54	$24.42	$24.67
Investment operations:

Net investment income (loss)[1]	(0.05)	0.15	0.47	0.24	0.02	0.06

Net realized and unrealized gain (loss)	1.87	1.36	(0.87)	(0.29)	1.10	(0.31)
Total from investment operations	1.82	1.51	(0.40)	(0.05)	1.12	(0.25)
Dividends to shareholders:

Net investment income	(0.11)	(0.51)	(0.29)	—	—	—
Net asset value, end of period	$27.51	$25.80	$24.80	$25.49	$25.54	$24.42

TOTAL RETURN[4]	7.07%	6.16%	(1.59)%	(0.20)%	4.59%	(1.01)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$52,272	$24,507	$26,044	$31,861	$38,312	$48,843

Ratios to average net assets of:

Expenses	0.45%[7,8,9]	0.45%[8,9]	0.45%[8,9]	0.45%[8,9]	0.45%	0.45%

Net investment income (loss)	(0.38)%[7,9]	0.60%[9]	1.82%[9]	0.92%[9]	0.09%	0.26%
Portfolio turnover rate[11]	0%	0%	0%	0%	0%	0%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Includes a voluntary reimbursement from the sub-advisor of less than $0.01 per share and $0.01 per share for investment losses on certain foreign exchange transactions during the fiscal years ended August 31, 2018 and 2016, respectively.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[6]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

[7]	Annualized.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[9]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[10]	Amount represents less than 0.005%.

[11]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[12]

During the periods ended February 28, 2021, August 31, 2020 and August 31, 2019, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long term security for purposes of computing the portfolio turnover rate. During the periods ended February 28, 2021, August 31, 2020 and August 31, 2019, the WisdomTree Floating Rate Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover was primarily driven by the transaction activity during the fiscal year for the security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

See Notes to Financial Statements.

130	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
Net asset value, beginning of period	$17.55	$18.19	$17.97	$19.14	$17.97	$17.01
Investment operations:

Net investment income (loss)[1]	(0.04)	0.12	0.31	0.16	0.00[2]	(0.07)

Net realized and unrealized gain (loss)	0.78	(0.41)	0.25	(1.33)	1.17	1.03
Total from investment operations	0.74	(0.29)	0.56	(1.17)	1.17	0.96
Dividends to shareholders:

Net investment income	(0.12)	(0.35)	(0.34)	—	—	—
Net asset value, end of period	$18.17	$17.55	$18.19	$17.97	$19.14	$17.97

TOTAL RETURN[3]	4.20%	(1.68)%	3.12%	(6.11)%	6.51%	5.64%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$16,353	$10,532	$20,009	$28,746	$49,755	$43,130

Ratios to average net assets of:

Expenses	0.55%[4,5,6]	0.55%[5,6]	0.55%[5,6]	0.55%[5,6]	0.55%	0.55%

Net investment income (loss)	(0.48)%[4,6]	0.65%[6]	1.68%[6]	0.82%[6]	0.01%	(0.41)%
Portfolio turnover rate[7]	0%	0%	0%	0%	0%	0%

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
Net asset value, beginning of period	$74.14	$72.72	$68.58	$72.91	$71.93	$69.13
Investment operations:

Net investment income[1]	1.37	2.99	3.00	2.84	2.87	2.97

Net realized and unrealized gain (loss)	1.87	1.47[8]	4.17	(4.30)	0.98	2.82
Total from investment operations	3.24	4.46	7.17	(1.46)	3.85	5.79
Dividends to shareholders:

Net investment income	(1.35)	(3.04)	(3.03)	(2.87)	(2.87)	(2.99)
Net asset value, end of period	$76.03	$74.14	$72.72	$68.58	$72.91	$71.93

TOTAL RETURN[3]	4.40%	6.37%	10.69%	(2.08)%	5.51%	8.71%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$60,825	$29,655	$36,362	$41,150	$51,035	$57,543

Ratios to average net assets of:

Expenses	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	3.67%[4]	4.13%	4.26%	3.96%	4.03%	4.35%
Portfolio turnover rate[7]	36%	43%	54%	132%	36%	21%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Currency Strategy Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

WisdomTree Trust	131

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
Net asset value, beginning of period	$32.70	$34.35	$32.47	$38.92	$37.59	$35.77
Investment operations:

Net investment income[1]	0.81	1.83	1.96	2.15	2.07	2.00

Net realized and unrealized gain (loss)	0.36	(1.76)[2]	1.72	(6.48)	1.00	1.57
Total from investment operations	1.17	0.07	3.68	(4.33)	3.07	3.57
Dividends and distributions to shareholders:

Net investment income	(0.78)	(0.60)	(0.82)	(2.06)	(0.82)	(0.59)

Tax return of capital	—	(1.12)	(0.98)	(0.06)	(0.92)	(1.16)
Total dividends and distributions to shareholders	(0.78)	(1.72)	(1.80)	(2.12)	(1.74)	(1.75)
Net asset value, end of period	$33.09	$32.70	$34.35	$32.47	$38.92	$37.59

TOTAL RETURN[3]	3.57%	0.20%	11.54%	(11.66)%	8.46%	10.34%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$135,668	$127,519	$195,783	$172,083	$256,851	$327,034

Ratios to average net assets of:

Expenses	0.55%[4]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	4.88%[4]	5.42%	5.77%	5.71%	5.51%	5.59%
Portfolio turnover rate[5]	14%	29%	27%	44%	39%	46%

WisdomTree Floating Rate Treasury Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
Net asset value, beginning of period	$25.12	$25.05	$25.07	$25.07	$25.03	$24.99
Investment operations:

Net investment income[1]	0.00[6]	0.24	0.56	0.45	0.17	0.05

Net realized and unrealized gain (loss)	0.01[2]	0.07	(0.05)	(0.07)	0.04	0.02
Total from investment operations	0.01	0.31	0.51	0.38	0.21	0.07
Dividends and distributions to shareholders:

Net investment income	(0.01)	(0.24)	(0.53)	(0.35)	(0.17)	(0.03)

Capital gains	(0.01)	—	—	(0.03)	—	—
Total dividends and distributions to shareholders	(0.02)	(0.24)	(0.53)	(0.38)	(0.17)	(0.03)
Net asset value, end of period	$25.11	$25.12	$25.05	$25.07	$25.07	$25.03

TOTAL RETURN[3]	0.00%[7]	1.26%	2.06%	1.53%	0.85%	0.28%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,055,827	$1,491,940	$1,652,361	$272,044	$1,254	$1,251

Ratios to average net assets of:

Expenses, net of expense waivers	0.15%[4]	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses, prior to expense waivers	0.15%[4]	0.15%	0.15%	0.17%	0.20%	0.20%

Net investment income	0.03%[4]	0.95%	2.22%	1.83%	0.68%	0.20%
Portfolio turnover rate[5]	74%	163%	170%	170%	160%	157%
[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Floating Rate Treasury Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Amount represents less than $0.005.

[7]	Amount represents less than 0.005%.

See Notes to Financial Statements.

132	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
Net asset value, beginning of period	$21.40	$23.13	$24.07	$23.91	$23.39	$23.18
Investment operations:

Net investment income[1]	0.51	1.20	1.30	1.23	1.24	1.10

Net realized and unrealized gain (loss)	0.59	(1.73)	(0.91)	0.10	0.53	0.20
Total from investment operations	1.10	(0.53)	0.39	1.33	1.77	1.30
Dividends and distributions to shareholders:

Net investment income	(0.51)	(1.20)	(1.30)	(1.17)	(1.25)	(1.09)

Capital gains	—	—	(0.03)	—	—	—
Total dividends and distributions to shareholders	(0.51)	(1.20)	(1.33)	(1.17)	(1.25)	(1.09)
Net asset value, end of period	$21.99	$21.40	$23.13	$24.07	$23.91	$23.39

TOTAL RETURN[2]	5.19%	(2.26)%	1.68%	5.68%	7.73%	5.92%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$123,157	$128,377	$247,466	$262,332	$54,997	$14,037

Ratios to average net assets of:

Expenses	0.43%[3]	0.43%	0.43%	0.43%	0.43%	0.43%

Net investment income	4.79%[3]	5.43%	5.52%	5.14%	5.19%	4.90%
Portfolio turnover rate[4]	17%	101%[5,6]	61%	60%	57%	44%

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
Net asset value, beginning of period	$47.04	$47.71	$47.82	$47.89	$48.01	$48.21
Investment operations:

Net investment income[1]	0.43	1.11	1.36	1.18	0.95	0.77

Net realized and unrealized gain (loss)	0.32	(0.60)	(0.10)	(0.07)	(0.03)	(0.13)
Total from investment operations	0.75	0.51	1.26	1.11	0.92	0.64
Dividends to shareholders:

Net investment income	(0.51)	(1.18)	(1.37)	(1.18)	(1.04)	(0.84)
Net asset value, end of period	$47.28	$47.04	$47.71	$47.82	$47.89	$48.01

TOTAL RETURN[2]	1.61%	1.08%	2.69%	2.35%	1.93%	1.35%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$85,101	$94,088	$76,337	$52,606	$23,945	$24,005

Ratios to average net assets of:

Expenses	0.23%[3]	0.23%	0.23%	0.23%	0.23%	0.23%

Net investment income	1.85%[3]	2.36%	2.86%	2.46%	1.99%	1.60%
Portfolio turnover rate[4,7]	41%	70%	39%	81%	187%	226%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on June 1, 2020.

[6]	On June 4, 2020, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

[7]

The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2021, August 31, 2020, August 31, 2019, August 31, 2018, August 31, 2017 and August 31, 2016 were 14%, 33%, 12%, 28%, 45% and 33%, respectively.

See Notes to Financial Statements.

WisdomTree Trust	133

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Mortgage Plus Bond Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Period November 14, 2019* through August 31, 2020
Net asset value, beginning of period	$51.64	$50.26
Investment operations:

Net investment income[1]	0.24	0.66

Net realized and unrealized gain (loss)	(0.10)	1.55
Total from investment operations	0.14	2.21
Dividends and distributions to shareholders:

Net investment income	(0.46)	(0.83)

Capital gains	(0.32)	—
Total dividends and distributions to shareholders	(0.78)	(0.83)
Net asset value, end of period	$51.00	$51.64

TOTAL RETURN[2]	0.26%	4.45%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$35,703	$30,986

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%[3]

Net investment income	0.96%[3]	1.64%[3]
Portfolio turnover rate[4,5]	221%	278%

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
Net asset value, beginning of period	$53.93	$52.71	$48.68	$50.94	$52.04	$49.64
Investment operations:

Net investment income[1]	0.43	1.28	1.61	1.53	1.35	1.31

Net realized and unrealized gain (loss)	(1.31)	1.38	4.05	(2.26)	(0.85)	2.50
Total from investment operations	(0.88)	2.66	5.66	(0.73)	0.50	3.81
Dividends and distributions to shareholders:

Net investment income	(0.60)	(1.44)	(1.63)	(1.53)	(1.38)	(1.41)

Capital gains	(0.27)	—	—	—	(0.22)	—
Total dividends and distributions to shareholders	(0.87)	(1.44)	(1.63)	(1.53)	(1.60)	(1.41)
Net asset value, end of period	$52.18	$53.93	$52.71	$48.68	$50.94	$52.04

TOTAL RETURN[2]	(1.66)%	5.14%	11.92%	(1.44)%	1.05%	7.81%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,153,275	$1,315,856	$880,193	$418,662	$168,105	$109,285

Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.12%	0.12%

Expenses, prior to expense waivers	0.18%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.64%[3]	2.43%	3.25%	3.10%	2.69%	2.59%
Portfolio turnover rate[4,6]	60%	88%	54%	82%	134%	141%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2021 and August 31, 2020 were 13% and 70%, respectively.

[6]

The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2021, August 31, 2020, August 31, 2019, August 31, 2018, August 31, 2017 and August 31, 2016, were 21%, 65%, 44%, 38%, 59% and 51%, respectively.

See Notes to Financial Statements.

134	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Period May 18, 2017* through August 31, 2017
Net asset value, beginning of period	$51.60	$50.58	$48.88	$50.25	$50.06
Investment operations:

Net investment income[1]	0.32	1.19	1.40	1.17	0.26

Net realized and unrealized gain (loss)	(0.26)	1.05	1.69	(1.41)	0.17
Total from investment operations	0.06	2.24	3.09	(0.24)	0.43
Dividends and distributions to shareholders:

Net investment income	(0.32)	(1.22)	(1.39)	(1.07)	(0.24)

Capital gains	(0.22)	—	—	(0.06)	—
Total dividends and distributions to shareholders	(0.54)	(1.22)	(1.39)	(1.13)	(0.24)
Net asset value, end of period	$51.12	$51.60	$50.58	$48.88	$50.25

TOTAL RETURN[2]	0.11%	4.51%	6.43%	(0.47)%	0.86%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$168,705	$113,529	$91,052	$39,104	$5,025

Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.12%[3]

Expenses, prior to expense waivers	0.17%[3]	0.20%	0.20%	0.20%	0.20%[3]

Net investment income	1.24%[3]	2.34%	2.83%	2.40%	1.76%[3]
Portfolio turnover rate[4,5]	90%	106%	49%	177%	44%

WisdomTree CBOE S&P 500 PutWrite Strategy Fund	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period February 24, 2016* through August 31, 2016
Net asset value, beginning of period	$26.64	$27.45	$30.57	$29.23	$27.05	$25.10
Investment operations:

Net investment income (loss)[1]	(0.05)	0.24	0.49	0.22	0.06	(0.02)

Net realized and unrealized gain (loss)	2.81	(0.63)[6]	(1.96)	2.15	2.74	1.97
Total from investment operations	2.76	(0.39)	(1.47)	2.37	2.80	1.95
Dividends and distributions to shareholders:

Net investment income	(0.41)	(0.42)	(0.25)	(0.06)	—	—

Capital gains	—	—	(1.40)	(0.97)	(0.62)	—
Total dividends and distributions to shareholders	(0.41)	(0.42)	(1.65)	(1.03)	(0.62)	—
Net asset value, end of period	$28.99	$26.64	$27.45	$30.57	$29.23	$27.05

TOTAL RETURN[2]	10.40%	(1.52)%	(4.72)%	8.28%	10.52%	7.77%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$100,010	$117,225	$211,350	$238,434	$204,635	$16,229

Ratios to average net assets of:

Expenses, net of expense waivers	0.44%[3,7]	0.41%[7]	0.38%	0.38%	0.38%	0.38%[3]

Expenses, prior to expense waivers	0.44%[3,7]	0.44%[7]	0.44%	0.44%	0.44%	0.44%[3]

Net investment income (loss)	(0.36)%[3,7]	0.90%[7]	1.78%	0.76%	0.21%	(0.18)%[3]
Portfolio turnover rate[4]	0%[8]	72%[8]	0%	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2021, August 31, 2020, August 31, 2019, August 31, 2018 and August 31, 2017 were 8%, 46%, 24%, 120% and 22%, respectively.

[6]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]

During the fiscal year ended August 31, 2020, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long-term security for purposes of computing the portfolio turnover rate. During the fiscal year ended August 31, 2020, the WisdomTree Floating Rate Treasury Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover rate was primarily driven by the transaction activity during the fiscal year for that security only.

See Notes to Financial Statements.

WisdomTree Trust	135

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	Post-Reorganization	Pre-Reorganization
WisdomTree Enhanced Commodity Strategy Fund (consolidated)^	For the Period December 21, 2020 through February 28, 2021 (unaudited)	For the Period January 1, 2020 through December 18, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$18.74	$18.80	$17.50	$19.25	$19.35	$18.56	$22.81
Investment operations:

Net investment loss[1]	(0.02)	(0.03)	0.23	0.18	0.00[2]	(0.16)	(0.21)

Net realized and unrealized gain (loss)	1.68	(0.03)	1.07	(1.93)	(0.10)	0.95	(4.04)
Total from investment operations	1.66	(0.06)	1.30	(1.75)	(0.10)	0.79	(4.25)
Net asset value, end of period	$20.40	$18.74	$18.80	$17.50	$19.25	$19.35	$18.56

TOTAL RETURN[3]	8.86%[4]	(0.32)%[4]	7.43%	(9.09)%	(0.52)%	4.26%	(18.63)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$126,460	$99,333	$127,836	$154,855	$154,956	$219,661	$224,519

Ratios to average net assets of:

Expenses, net of expense waivers	0.55%[5,6]	0.75%[5]	0.75%	0.75%	0.75%	1.05%	1.05%

Expenses, prior to expense waivers	0.55%[5,6]	0.85%[5]	0.85%	0.85%	0.85%	1.05%	1.05%

Net investment income (loss)	(0.49)%[5,6]	(0.18)%[5]	1.30%	0.94%	0.01%	(0.83)%	(1.03)%
Portfolio turnover rate[7]	0%	0%	0%	0%	0%	0%	0%

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 28, 2021 (unaudited)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
Net asset value, beginning of period	$35.31	$39.08	$40.57	$38.84	$41.12	$41.17
Investment operations:

Net investment income (loss)[1]	(0.10)	0.17	0.55	0.26	(0.07)	(0.33)

Net realized and unrealized gain (loss)	4.40	(3.34)	(0.65)	1.47	(2.21)	0.28
Total from investment operations	4.30	(3.17)	(0.10)	1.73	(2.28)	(0.05)
Dividends to shareholders:

Net investment income	(0.17)	(0.60)	(1.39)	—	—	—
Net asset value, end of period	$39.44	$35.31	$39.08	$40.57	$38.84	$41.12

TOTAL RETURN[3]	12.23%	(8.17)%	(0.22)%[8]	4.45%	(5.54)%[9]	(0.12)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$122,273	$112,993	$216,875	$160,250	$170,879	$180,941

Ratios to average net assets of:

Expenses, net of expense waivers	0.65%[5,6]	0.65%[6]	0.65%	0.65%	0.65%	0.91%

Expenses, prior to expense waivers	0.72%[5,6]	0.75%[6]	0.75%	0.75%	0.75%	0.92%

Net investment income (loss)	(0.57)%[5,6]	0.46%[6]	1.40%	0.66%	(0.18)%	(0.80)%
Portfolio turnover rate[7]	10%[10]	97%[10]	0%	0%	0%	0%
^

After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor (or the Managing Owner, with respect to the Predecessor Fund) waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the advisor for brokerage commissions incurred in connection with the Reorganization (Note 3). Excluding this reimbursement, total return would have been unchanged.

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[9]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.08% lower.

[10]

During the periods ended February 28, 2021 and August 31, 2020, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long term security for purposes of computing the portfolio turnover rate. During the periods ended February 28, 2021 and August 31, 2020, the WisdomTree Floating Rate Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover was primarily driven by the transaction activity during the fiscal year for the security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

See Notes to Financial Statements.

136	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	December 18, 2013
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 6, 2009
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund’’)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund’’)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund’’)	February 4, 2014
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Mortgage Plus Bond Fund (“Mortgage Plus Bond Fund’’)	November 14, 2019
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund’’)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund’’)	May 18, 2017
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund’’)	February 24, 2016
WisdomTree Enhanced Commodity Strategy Fund (“Enhanced Commodity Strategy Fund’’) (consolidated) (predecessor, WisdomTree Continuous Commodity Index Fund)	January 23, 2008	*
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund’’) (consolidated)	January 5, 2011
*	Commencement of operations date shown is that of the predecessor fund. After the close of business December 18, 2020, the predecessor fund was reorganized into the Enhanced Commodity Strategy Fund.

Each Fund, except for the Bloomberg U.S. Dollar Bullish Fund, Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, Mortgage Plus Bond Fund, Enhanced Commodity Strategy Fund and Managed Futures Strategy Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’) or an Index developed by a third party. The Bloomberg U.S. Dollar Bullish Fund, Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, Mortgage Plus Bond Fund, Enhanced Commodity Strategy Fund and Managed Futures Strategy Fund are each actively managed. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

The Enhanced Commodity Strategy Fund (the “Successor Fund”) acquired all of the assets totaling $101,247,117 and all of the stated liabilities totaling $1,914,541 having a net asset value of $99,332,576 of the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”) after the close of business on December 18, 2020 (the “Reorganization”). The Predecessor Fund was a commodity pool organized as a Delaware statutory trust on October 27, 2006. The Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended, and was not required to register under such act. The Successor Fund adopted the financial information of the Predecessor Fund. Accordingly, the information presented prior to the Reorganization is that of the Predecessor Fund.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

WisdomTree Trust	137

Notes to Financial Statements (unaudited) (continued)

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Enhanced Commodity Futures Strategy Fund and Managed Futures Strategy Fund (each a “Parent Fund”), include the accounts of WisdomTree Enhanced Commodity Strategy Portfolio I and WisdomTree Managed Futures Portfolio I, each a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Parent Fund’s investment in its Subsidiary may not exceed 25% of the respective Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (‘‘TBA’’) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

138	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended or period ended February 28, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on

WisdomTree Trust	139

Notes to Financial Statements (unaudited) (continued)

derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, foreign currency futures contracts, commodity futures contracts and interest rate futures contracts and equity options contracts during the period ended February 28, 2021 and open positions in such derivatives as of February 28, 2021 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at February 28, 2021 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of February 28, 2021, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of February 28, 2021, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$825,686	Unrealized depreciation on foreign currency contracts	$547,336
Chinese Yuan Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	476,145	Unrealized depreciation on foreign currency contracts	58,111
Emerging Currency Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	35,935	Unrealized depreciation on foreign currency contracts	112,004
Emerging Markets Corporate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	122,109	Unrealized depreciation on futures contracts*	52,905
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	64,443	Unrealized depreciation on foreign currency contracts	101,857
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	599,938	Unrealized depreciation on futures contracts*	40,940
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	434,947	Unrealized depreciation on futures contracts*	—
Mortgage Plus Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	12,859	Unrealized depreciation on futures contracts*	1,302
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts			Written options, at value	3,379,550
Enhanced Commodity Strategy Fund (consolidated)
Commodity contracts	Unrealized appreciation on futures contracts*	8,337,104	Unrealized depreciation on futures contracts*	1,939,620
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	6,111	Unrealized depreciation on foreign currency contracts	140,302
	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	1,897
Commodity contracts	Unrealized appreciation on futures contracts*	4,307,832	Unrealized depreciation on futures contracts*	18,750
Interest rate contracts	Unrealized appreciation on futures contracts*	276,821	Unrealized depreciation on futures contracts*	—
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 144 for additional information regarding balance sheet location of balances associated with futures contracts.

140	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

For the six months or period ended February 28, 2021, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign exchange contracts	$(3,930,839)	$1,547,058
Chinese Yuan Strategy Fund
Foreign exchange contracts	2,546,974	(416,615)
Emerging Currency Strategy Fund
Foreign exchange contracts	690,374	(104,887)
Emerging Markets Corporate Bond Fund
Interest rate contracts	201,287	60,526
Emerging Markets Local Debt Fund
Foreign exchange contracts	262,859	(135,247)
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	862,231	602,029
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	2,279,649	476,648
Mortgage Plus Bond Fund
Interest rate contracts	134,152	1,551
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate contracts	(400)	586
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	13,943,433	(2,792,658)
Enhanced Commodity Strategy Fund (consolidated)[3]
Commodity contracts	(7,875,881)	(5,882,580)
Interest rate contracts	2,113,924	(1,318,645)
Commodity contracts	2,962,569	6,397,484
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	335,818	(185,495)
Commodity contracts	9,172,402	3,882,036
Interest rate contracts	52,530	416,765

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity contracts	Net realized gain (loss) from written options
Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts and futures contracts
Commodity contracts	Net realized gain (loss) from futures contracts
Interest rate contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Equity contracts	Net increase (decrease) in unrealized appreciation/depreciation from written options
Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts and foreign currency contracts
Commodity contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Interest rate contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

[3]	For the period December 21, 2020 (post-reorganization) through February 28, 2021.

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During the six months or period ended February 28, 2021, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$99,529,033	$188,017,781	$—	$—	$—
Chinese Yuan Strategy Fund
Foreign exchange contracts	44,259,935	9,899,791	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	17,235,517	3,864,787	—	—	—
Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	6,039,856	6,149,429	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	7,915,561	2,954,966	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	—	—	5,262,000	107,241,307	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	95,868,207	—
Mortgage Plus Bond Fund
Interest rate contracts	—	—	473,310	1,571,706	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate contracts	—	—	—	90,022	—
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	111,173,000
Enhanced Commodity Strategy Fund (consolidated)[1]
Commodity contracts	—	—	112,168,096	—	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	55,215,091	2,887,369	—
Foreign exchange contracts	7,730,388	3,537,520	26,887,623	590,946	—
Interest rate contracts	—	—	2,984,835	5,828,411	—
[1]	For the period December 21, 2020 (post-reorganization) through February 28, 2021.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Payment-in-kind (‘‘PIK’’) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income is recognized on the ex-dividend date. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation/depreciation from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions

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and/or net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts — The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (‘‘Forward Contracts’’) to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment strategy. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Local Debt Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Managed Futures Strategy Fund utilized Forward Contracts to obtain long and short exposures to the Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A

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Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Duration Funds and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund utilized futures contracts to obtain net short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund and the Mortgage Plus Bond Fund each utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Enhanced Commodity Strategy Fund utilized futures contracts to obtain long exposure to commodities consistent with its investment objective. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for ‘‘Net variation margin on futures contracts’’. The variation margins received or paid by the Funds on both open and closed futures contracts are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, ‘‘Deposits at broker for futures contracts’’. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts — The CBOE S&P 500 PutWrite Strategy Fund utilized option contracts by writing put options on the S&P 500 Index consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The CBOE S&P 500 PutWrite Strategy Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When an option is purchased, an amount equal to the premium paid is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, a loss equal to the amount of premium paid is realized. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When an option is written, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is

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recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased from the exercise of the written put option to form the basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 — Guarantees. The maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At February 28, 2021, the maximum payout for written put options for the CBOE S&P 500 PutWrite Strategy Fund was $103,227,500. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the writer of the option may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the writer of the option is exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the writer of the option may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the purchaser or writer of an option may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the use of options contracts may include the following: (1) the success of a strategy may depend on the investment adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the CBOE S&P 500 PutWrite Strategy Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — FASB ASC Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or

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similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

The Funds’ futures contracts and option contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and option contracts are excluded from the netting table below.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2021, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
U.S. Dollar Bullish Fund
Foreign Currency Contracts	$825,686	$(413,223)	$—	$412,463	$547,336	$(413,223)	$—	$134,113
Chinese Yuan Strategy Fund
Repurchase Agreements	15,450,000	—	(15,450,000)[1]	—	—	—	—	—
Foreign Currency Contracts	476,145	(46,891)	—	429,254	58,111	(46,891)	—	11,220
Emerging Currency Strategy Fund
Repurchase Agreements	2,960,000	—	(2,960,000)[1]	—	—	—	—	—
Foreign Currency Contracts	35,935	(35,935)	—	—	112,004	(35,935)	—	76,069
Emerging Markets Corporate Bond Fund
Securities Lending	5,400,515	—	(5,400,515)[1]	—	—	—	—	—

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	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Emerging Markets Local Debt Fund
Securities Lending	$892,867	$—	$(892,867)[1]	$—	$—	$—	$—	$—
Repurchase Agreements	5,810,000	—	(5,810,000)[1]	—	—	—	—	—
Foreign Currency Contracts	64,443	(24,057)	—	40,386	101,857	(24,057)	—	77,800
Interest Rate Hedged High Yield Bond Fund
Securities Lending	10,042,103	—	(10,042,103)[1]	—	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Securities Lending	689,263	—	(689,263)[1]	—	—	—	—	—
Repurchase Agreements	4,651,500	—	(4,651,500)[1]	—	—	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund
Securities Lending	6,871,739	—	(6,871,739)[1]	—	—	—	—	—
Repurchase Agreements	87,300,000	—	(87,300,000)[1]	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Foreign Currency Contracts	6,111	(6,111)	—	—	140,302	(6,111)	—	134,191
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Interest-Only and Principal-Only Securities — The Funds may invest in interest-only (“IO”) and principal-only (“PO”) securities which are typically created by splitting a traditional mortgage-backed security or pool of loans into an IO and a PO security. In general, the IO security is entitled to receive the interest payments on the underlying debt obligation(s) and the PO security is entitled to receive the principal payments of the underlying debt obligation(s). Both IO and PO securities are subject to prepayments and therefore prepayment risk. IO securities are at risk for faster than anticipated prepayments and PO securities are at risk for slower than anticipated prepayments. Assumptions regarding the rates of prepayment play a significant role in the value of these securities. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in the IO security.

Collateralized Loan Obligations — The Funds may invest in the debt tranche of collateralized loan obligations (“CLOs”). CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As CLOs are backed by pools of loans, they also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk profile and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The value of an investment in a CLO may decline as a result of, but not limited to, underlying loan defaults and/or market anticipation of defaults, credit impairment on the underlying loans or the disappearance of one of more subordinate tranches resulting from changes in the credit profile of the underlying loans.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase

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Notes to Financial Statements (unaudited) (continued)

settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions — Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. An amount equal to the proceeds to be received by the Fund is reflected as an asset in ‘‘Receivables due from broker for investment securities sold’’ and an equivalent liability in ‘‘Securities sold short, at value’’ on the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. Any interest or dividends that accrue on the securities borrowed are shown as an interest expense or dividend expense in the Statement of Operations of the Fund. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds, except for Emerging Markets Corporate Bond Fund, Interest Rate Hedged High Yield Bond Fund, Mortgage Plus Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (‘‘Voya IM’’). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

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Notes to Financial Statements (unaudited) (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dollar Bullish Fund	0.51%
Chinese Yuan Strategy Fund	0.45%
Emerging Currency Strategy Fund	0.55%
Emerging Markets Corporate Bond Fund	0.60%
Emerging Markets Local Debt Fund	0.55%
Floating Rate Treasury Fund	0.15%
Interest Rate Hedged High Yield Bond Fund	0.43%
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%
Mortgage Plus Bond Fund	0.45%
Yield Enhanced U.S. Aggregate Bond Fund	0.12%[1]
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.12%[1]
CBOE S&P 500 PutWrite Strategy Fund	0.44%
Enhanced Commodity Strategy Fund (consolidated)	0.55%
Managed Futures Strategy Fund (consolidated)	0.65%[2]
[1]

Prior to the close of business on December 31, 2020, WTAM received an annual advisory fee of 0.20% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.12% through December 31, 2020 (the advisory fee waiver expiration date). Effective the close of business on December 31, 2020, the contractual advisory fee waiver expired and the advisory fee annual rate (before fee waivers) was lowered to 0.12%.

[2]

Prior to the close of business on December 31, 2020, WTAM received an annual advisory fee of 0.75% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.65% through December 31, 2020 (the advisory fee waiver expiration date). Effective the close of business on December 31, 2020, the contractual advisory fee waiver expired and the advisory fee annual rate (before fee waivers) was lowered to 0.65%.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the period ended February 28, 2021, as applicable, are included in an ‘‘Investment in Affiliates’’ supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended February 28, 2021, WT held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets Corporate Bond Fund	58	$4,417	$7
Emerging Markets Local Debt Fund	167	5,509	39
Floating Rate Treasury Fund	37,016	929,102	406
Interest Rate Hedged High Yield Bond Fund	141	3,141	36
Interest Rate Hedged U.S. Aggregate Bond Fund	21,356	1,009,925	10,782
Mortgage Plus Bond Fund	223,937	11,409,501	173,237
Yield Enhanced U.S. Aggregate Bond Fund	56,703	2,949,690	49,064
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	58,124	2,970,003	31,263
CBOE S&P 500 PutWrite Strategy Fund	238	6,899	97
Enhanced Commodity Strategy Fund	146	2,975	—

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2021, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, Funds issue and redeem shares on a cash basis, however, shares may also be issued or redeemed in kind.

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Notes to Financial Statements (unaudited) (continued)

Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended February 28, 2021 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$2,210,856	$2,158,210	$—	$—	$—	$—
Chinese Yuan Strategy Fund	878,888	—	—	—	—	—
Emerging Currency Strategy Fund	251,125	—	—	—	—	—
Emerging Markets Corporate Bond Fund	19,082,367	11,865,611	1,390,843	1,397,513	21,950,467	—
Emerging Markets Local Debt Fund	22,064,782	16,810,270	—	—	6,638,382	3,385,171
Floating Rate Treasury Fund	—	—	951,662,457	951,630,289	81,591,322	517,378,624
Interest Rate Hedged High Yield Bond Fund	14,269,357	17,216,682	5,832,153	3,937,288	18,962,928	24,513,854
Interest Rate Hedged U.S. Aggregate Bond Fund	1,637,428	1,919,956	36,439,052	34,609,366	5,586,570	12,955,697
Mortgage Plus Bond Fund	1,932,795	455,816	74,641,245	74,090,875	—	—
Yield Enhanced U.S. Aggregate Bond Fund	99,339,012	114,428,762	638,737,651	674,500,181	30,212,293	105,058,476
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	8,545,252	6,370,967	125,808,482	118,001,520	61,770,212	20,988,254
CBOE S&P 500 PutWrite Strategy Fund	—	595,252	—	—	—	—
Enhanced Commodity Strategy Fund (consolidated)[1]	5,470,849	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)	843,858	484,468	—	—	—	—
[1]	For the period December 21, 2020 (post-reorganization) through February 28, 2021.

6. FEDERAL INCOME TAXES

At February 28, 2021, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Securities Sold Short and Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$81,949,233	$500	$(2,816)	$(2,316)	$—	$—	$—	$(2,316)
Chinese Yuan Strategy Fund	51,722,463	291	(602)	(311)	—	—	—	(311)
Emerging Currency Strategy Fund	16,353,654	119	(214)	(95)	2,904	(18,590)	(15,686)	(15,781)
Emerging Markets Corporate Bond Fund	60,804,077	1,807,967	(365,493)	1,442,474	—	—	—	1,442,474
Emerging Markets Local Debt Fund	143,740,295	3,271,536	(14,015,365)	(10,743,829)	—	—	—	(10,743,829)
Floating Rate Treasury Fund	1,055,438,977	367,406	(31,636)	335,770	—	—	—	335,770
Interest Rate Hedged High Yield Bond Fund	119,393,106	5,226,238	(1,047,857)	4,178,381	—	—	—	4,178,381
Interest Rate Hedged U.S. Aggregate Bond Fund	83,760,846	4,378,540	(612,703)	3,765,837	—	(158)	(158)	3,765,679
Mortgage Plus Bond Fund	34,958,382	435,654	(250,638)	185,016	—	—	—	185,016
Yield Enhanced U.S. Aggregate Bond Fund	1,242,845,680	30,667,432	(20,137,582)	10,529,850	—	(28,219)	(28,219)	10,501,631
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	189,987,017	1,361,404	(523,914)	837,490	—	—	—	837,490

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Notes to Financial Statements (unaudited) (concluded)

	Investments in Long Securities				Investments in Securities Sold Short and Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
CBOE S&P 500 PutWrite Strategy Fund	$101,656,601	$10,907	$(579)	$10,328	$—	$—	$—	$10,328
Enhanced Commodity Strategy Fund (consolidated)[2]	104,467,946	9,345,534	(3,366)	9,342,168	—	—	—	9,342,168
Managed Futures Strategy Fund (consolidated)[2]	176,402,226	8,269	(67,845,564)	(67,837,295)	—	—	—	(67,837,295)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/ (depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

[2]

“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Depreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary.

7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”) Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates at the end of 2021. ASU 2020-04 is effective for certain reference-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. WTAM has evaluated ASU 2020-04 and determined that there is no significant impact on the Trust’s financial statements and related disclosures.

8. ADDITIONAL INFORMATION

A recent outbreak of a respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide have taken aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Advisory Agreements

(all applicable Funds except for the WisdomTree Enhanced Commodity Strategy Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 29-30, 2020 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds included in this report and the Sub-Advisory Agreement (together with the Mellon Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements and the Mellon Sub-Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co., LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the applicable Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on September 22, 2020, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2020, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance—both positive and negative—but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Advisers.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of the Sub-Advisers in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory Agreements

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

WisdomTree Managed Futures Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on December 3-4, 2020, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the amendment of the Investment Advisory Agreements (each, an “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) provides the Funds with investment advisory services. WTAM representatives discussed with the Board its proposal, effective January 1, 2021, to lower the advisory fee paid to WTAM by each Fund pursuant to each Advisory Agreement as follows:

•	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund: from 0.20% to 0.12% of the value of the Fund’s average net assets;

•	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund: from 0.20% to 0.12% of the value of the Fund’s average net assets; and

•	WisdomTree Managed Futures Strategy Fund: from 0.75% to 0.65% of the value of the Fund’s average net assets.

Since the Board had approved the renewal of each Advisory Agreement at a meeting held on September 29-30, 2020 (the “September Meeting”), and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations at the September Meeting.

In considering whether to approve the amendment to each Advisory Agreement, the Trustees considered and discussed a memorandum discussing the proposed new fee structures provided by WTAM and information provided by Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of WTAM. In considering the approval of the amendment of each Advisory Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. WTAM represented that there was expected to be no diminution in the nature, extent or quality of the services provided to each Fund by WTAM. The nature, extent and quality of services provided had been considered at the September Meeting, and there had been no material changes in this information.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses. The Board had considered each Fund’s performance at the September Meeting. The Board considered the fee to be paid to WTAM by each Fund. The Board examined the fee to be paid to WTAM by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board concluded that the proposed change did not alter the conclusions the Board had reached at the September Meeting.

Analysis of Profitability and Economies of Scale. The Board had considered profitability, economies of scale and the potential benefits to WTAM at the September Meeting. WTAM representatives noted that the proposed new fee structures would result in a reduction in the fees paid to WTAM by each Fund and that potential benefits would not change materially as a result of the amendment from those considered at the September Meeting.

*    *    *    *    *    *

154	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

In evaluating each Advisory Agreement, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM, of other funds advised by WTAM. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve an amendment to each Advisory Agreement for each Fund.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Enhanced Commodity Strategy Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on June 15-16, 2020, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, held on June 10, 2020. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund will be actively managed. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

156	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	157

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Enhanced Commodity Strategy Fund (GCC) and the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Funds’ performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in GCC and WTMF is speculative and involves a substantial degree of risk. GCC and WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” GCC and WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or GCC and WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Commodities and futures are generally volatile and are not suitable for all investors. Investments in commodities may be affected by overall market movements, changes in interest rates and other factors such as weather, disease, embargoes and international economic and political developments.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-4701

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 5, 2021

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 5, 2021